UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-4984

AMERICAN BEACON FUNDS

(Exact name of registrant as specified in charter)

4151 Amon Carter Boulevard, MD 2450

Fort Worth, Texas 76155

(Address of principal executive offices)-(Zip code)

GENE L. NEEDLES, JR., PRESIDENT

4151 Amon Carter Boulevard, MD 2450

Fort Worth, Texas 76155

(Name and address of agent for service)

Registrant’s telephone number, including area code: (817) 391-6100

Date of fiscal year end: October 31, 2014

Date of reporting period: April 30, 2014

ITEM 1.	REPORTS TO STOCKHOLDERS.

American Beacon® FUNDS

2014 SEMI-ANNUAL REPORT

APRIL 30, 2014

LARGE CAP VALUE FUND

About American Beacon Advisors

Since 1986, American Beacon Advisors has offered a variety of products and investment advisory services to numerous institutional and retail clients, including a variety of mutual funds, corporate cash management, and separate account management.

Our clients include defined benefit plans, defined contribution plans, foundations, endowments, corporations, financial planners, and other institutional investors. With American Beacon Advisors, you can put the experience of a multi-billion dollar asset management firm to work for your company.

The Fund may invest in futures contracts, which are a type of derivative investment. Investing in derivatives could result in losing more than the amount invested. Investing in foreign securities entails additional risk not associated with domestic securities, such as currency fluctuations, economic and political instability and differences in accounting standards. The intrinsic value of stocks selected for the Fund may never be realized by the market, and the prices of value stocks may go down. While investing in value stocks may limit downside risk over time, the Fund may produce more modest gains than riskier stock funds as a trade-off for this potentially lower risk. There can be no assurances that the investment objectives of this Fund will be met. Please see the prospectus for a complete discussion of the Fund’s risks.

Any opinions herein, including forecasts, reflect our judgment as of the end of the reporting period and are subject to change. Each advisor’s strategies and the Fund’s portfolio composition will change depending on economic and market conditions. This report is not a complete analysis of market conditions and therefore, should not be relied upon as investment advice. Although economic and market information has been compiled from reliable sources, American Beacon Advisors, Inc. makes no representation as to the completeness or accuracy of the statements contained herein.

American Beacon Funds	April 30, 2014

Dear Shareholders,

After a remarkably strong 2013, the large-cap market paused to catch its breath in the early part of this year. The S&P 500 Index closed last year up more than 32%, but the new year brought some headwinds to the market, including a harsh winter that slowed parts of the U.S. economy. The Commerce Department’s second estimate of gross domestic product growth, released at the end of May, showed that the economy contracted by an annual rate of 1% in the first quarter.

There was also a change in leadership for the broader market. The Consumer Discretionary sector went from being the top-performing sector in the S&P 500 for 2013, returning more than 43% over the course of the year, to being one of only two S&P sectors with a negative return during the first quarter of 2014.

Utilities, which had been the second-worst performer among the S&P’s 10 sectors in 2013, bounced back to be the top-returning sector in the first quarter of 2014.

American Beacon’s funds are meant to hold up over the longer haul and to give investors the peace of mind that comes with prudent, long-term decision making. Our flagship American Beacon Large Cap Value Fund, sub-advised by four highly regarded, complementary asset managers, helps to fill that mandate.

For the six months ended April 30, 2014, the American Beacon Large Cap Value Fund (Investor Class) returned 9.50%.

Thank you for your continued investment in the American Beacon Funds. For additional information about the Funds or to access your account information, please visit our website at www.americanbeaconfunds.com.

Best Regards,

Gene L. Needles, Jr.
President
American Beacon Funds

1

American Beacon Large Cap Value FundSM

Performance Overview

April 30, 2014 (Unaudited)

The Investor Class of the Large Cap Value Fund (the “Fund”) returned 9.50% for the six months ended April 30, 2014, trailing the Russell 1000® Value Index (the “Index”) return of 9.61%.

Total Returns for the Period ended 4/30/14
	6 Months*	1 Year	5 Years	10 Years
Institutional Class (1,8)	9.66%	22.10%	19.72%	8.56%
Y Class (1,2,8)	9.64%	22.04%	19.62%	8.52%
Investor Class (1,8)	9.50%	21.71%	19.28%	8.23%
Advisor Class (1,3,8)	9.43%	21.54%	19.12%	8.05%
Retirement Class (1,4,8)	9.28%	21.22%	18.76%	7.88%
A Class with sales charge (1,5,8)	3.09%	14.49%	17.74%	7.52%
A Class without sales charge (1,5,8)	9.38%	21.47%	19.14%	8.16%
C Class with sales charge (1,6,8)	8.03%	19.57%	18.47%	7.86%
C Class without sales charge (1,6,8)	9.03%	20.57%	18.47%	7.86%
AMR Class (1,8)	9.83%	22.43%	20.01%	8.84%
Russell 1000 Value Index (7)	9.61%	20.90%	19.52%	10.06%

*	Not annualized
1.	Please note the recent growth rate in the stock market has helped to produce short-term returns that are not typical and may not continue in the future. Performance shown is historical and is not indicative of future returns. Investment returns and principal value will vary, and shares may be worth more or less at redemption than at original purchase. Performance shown is as of date indicated, and current performance may be lower or higher than the performance data quoted. To obtain performance as of the most recent month end, please call 1-800-967-9009 or visit www.americanbeaconfunds.com. Fund performance in the table above does not reflect the deduction of taxes a shareholder would pay on distributions or the redemption of shares.
2.	Fund performance for the five-year and ten-year periods represent the returns achieved by the Institutional Class from 4/30/04 up to 8/3/09, the inception date of the Y Class, and the returns of the Y Class since its inception. Expenses of the Y Class are higher than those of the Institutional Class. As a result, total returns shown may be higher than they would have been had the Y Class been in existence since 4/30/04.
3.	Fund performance for the ten-year period represents the returns achieved by the Investor Class from 4/30/04 up to 5/31/05, the inception date of the Advisor Class, and the returns of the Advisor Class since its inception. Expenses of the Advisor Class are higher than those of the Investor Class. Therefore, total returns shown may be higher than they would have been had the Advisor Class been in existence since 4/30/04. A portion of the fees charged to the Advisor Class of the Fund was waived in 2005 and 2009. Performance prior to waiving fees was lower than the actual returns shown in these periods.
4.	Fund performance for the five-year and ten-year periods represent the returns achieved by the Investor Class from 4/30/04 through 5/31/05 and the Advisor Class from 6/1/05 up to 5/1/09, the inception date of the Retirement Class, and the returns of the Retirement Class since its inception. Expenses of the Retirement Class are higher than those of the Advisor and Investor Classes. As a result, total returns shown may be higher than they would have been had the Retirement Class been in existence since 4/30/04.
5.	Fund performance for the five-year and ten-year periods represent the returns achieved by the Investor Class from 4/30/04 through 5/17/10, the inception date of the A Class, and the returns of the A Class since its inception. Expenses of the A Class are higher than those of the Investor Class. As a result, total returns shown may be higher than they would have been had the A Class been in existence since 4/30/04. A Class shares have a maximum sales charge of 5.75%.
6.	Fund performance for the five-year and ten-year periods represent the returns achieved by the Investor Class from 4/30/04 through 9/1/10, the inception date of the C Class, and the returns of the C Class since its inception. Expenses of the C Class are higher than those of the Investor Class. As a result, total returns shown may be higher than they would have been had the C Class been in existence since 4/30/04. A portion of the fees charged to the C Class of the Fund was waived from 2010 through 2012 and partially recouped in 2013. Performance prior to waiving fees was lower than the actual returns shown from 2010 through 2012. C Class has a maximum contingent deferred sales charge of 1.00% for shares redeemed within one year of the date of purchase.
7.	The Russell 1000 Value Index is an unmanaged index of those stocks in the Russell 1000 Index with lower price-to-book ratios and lower forecasted growth values. Russell 1000 Value Index and Russell 1000 Index are registered trademarks of the Frank Russell Company. One cannot directly invest in an index.
8.	The total annual Fund operating expense ratio set forth in the most recent Fund prospectus for the Institutional, Y, Investor, Advisor, Retirement, A, C, and AMR Class shares was 0.59%, 0.67%, 0.94%, 1.08%, 1.34%, 1.09%, 1.85%, and 0.33% respectively. The expense ratios above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report.

Prior to the deduction of expenses, the Fund outperformed the Index through stock selection, as sector allocation slightly detracted value relative to the benchmark. Holdings in the Information Technology and Financials sectors

2

Performance Overview

American Beacon Large Cap Value FundSM

April 30, 2014 (Unaudited)

contributed most to the Fund’s excess performance. In the Information Technology sector, Oracle (up 25.5%), Microsoft (up 16.1%) and Hewlett Packard (up 38.3%) were the largest contributors. Bank of America (up 8.7%) and Charles Schwab (up 18.8%) added the most relative value in the Financials sector. The Fund’s underweight position in Goldman Sachs, which only returned .01% in the Index, also positively impacted performance. Poor stock selection in the Energy sector detracted from the Fund’s returns. A significant underweight in Exxon Mobil, which returned 15.8%, negatively impacted performance in the Energy sector. The Fund’s position in Cobalt International Energy (down 19.3%) also detracted from performance.

An overweight in the Consumer Discretionary sector, one of the poorer performing sectors in the Index, detracted more than 15 basis points (0.15%) relative to the benchmark through sector allocation. A significant underweight position in Utilities, the second best performing sector in the Index, also hurt performance. The aforementioned poor performance was somewhat offset by overweight positions in the Health Care and Information Technology sectors which contributed to the Fund’s returns.

The sub-advisors continue to invest in a broadly diversified portfolio of companies that they believe have attractive valuations and above-average earnings growth potential. This approach should allow the Fund to benefit over the longer term.

Top Ten Holdings (% Net Assets)
JPMorgan Chase & Co.		3.8
Wells Fargo & Co.		2.8
Citigroup		2.6
Microsoft Corp.		2.2
Pfizer, Inc.		2.0
BP PLC Sponsored ADR		1.9
Bank of America Corp.		1.9
Target Corp.		1.9
Oracle Corp.		1.9
Johnson & Johnson		1.8

Total Fund Holdings	184

Sector Allocation (% Equities)
Financials	25.5
Health Care	13.1
Information Technology	12.5
Energy	12.3
Consumer Discretionary	11.1
Industrials	9.1
Consumer Staples	6.8
Telecommunication Services	4.7
Utilities	3.6
Materials	1.2
Manufacturing	0.1

3

American Beacon Large Cap Value FundSM

Fund Expenses

April 30, 2014 (Unaudited)

Fund Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and (2) ongoing costs, including management fees, administrative service fees, distribution (12b-1) fees, and other Fund expenses. The examples below are intended to help you understand the ongoing cost (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the period in each Class and held for the entire period from November 1, 2013 through April 30, 2014.

Actual Expenses

The “Actual” lines of the table provide information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period. Shareholders of the Investor and Institutional Classes that invest in the Fund through an IRA or Roth IRA may be subject to a custodial IRA fee of $15 that is typically deducted each December. If your account was subject to a custodial IRA fee during the period, your costs would have been $15 higher.

Hypothetical Example for Comparison Purposes

The “Hypothetical” lines of the table provide information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed 5% per year rate of return before expenses (not the Fund’s actual return). You may compare the ongoing costs of investing in the Fund with other funds by contrasting this 5% hypothetical example and the 5% hypothetical examples that appear in the shareholder reports of the other funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Shareholders of the Investor and Institutional Classes that invest in the Fund through an IRA or Roth IRA may be subject to a custodial IRA fee of $15 that is typically deducted each December. If your account was subject to a custodial IRA fee during the period, your costs would have been $15 higher.

You should also be aware that the expenses shown in the table highlight only your ongoing costs and do not reflect any transaction costs charged by the Fund, such as sales charges (loads). Similarly, the expense examples for other funds do not reflect any transaction costs charged by those funds, such as sales charges (loads), redemption fees or exchange fees. Therefore, the “Hypothetical” lines of the table are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. If you were subject to any transaction costs during the period, your costs would have been higher.

	Beginning Account Value 11/1/13	Ending Account Value 4/30/14	Expenses Paid During Period* 11/1/13 - 4/30/14
Institutional Class
Actual	$1,000.00	$1,096.63	$3.02
Hypothetical **	$1,000.00	$1,021.92	$2.91
Y Class
Actual	$1,000.00	$1,096.43	$3.48
Hypothetical **	$1,000.00	$1,021.47	$3.36
Investor Class
Actual	$1,000.00	$1,094.99	$4.83
Hypothetical **	$1,000.00	$1,020.18	$4.66
Advisor Class
Actual	$1,000.00	$1,094.27	$5.56
Hypothetical **	$1,000.00	$1,019.49	$5.36
Retirement Class
Actual	$1,000.00	$1,092.76	$6.85
Hypothetical **	$1,000.00	$1,018.25	$6.61
A Class
Actual	$1,000.00	$1,093.85	$5.61
Hypothetical **	$1,000.00	$1,019.44	$5.41
AMR Class
Actual	$1,000.00	$1,098.33	$1.66
Hypothetical **	$1,000.00	$1,023.21	$1.61
C Class
Actual	$1,000.00	$1,090.28	$9.48
Hypothetical **	$1,000.00	$1,015.72	$9.15

*	Expenses are equal to the Fund’s annualized expense ratios for the six-month period of 0.58%, 0.67%, 0.93%, 1.07%, 1.32%, 1.08%, 1.83% and 0.32% for the Institutional, Y, Investor, Advisor, Retirement, A, C and AMR Classes, respectively, multiplied by the average account value over the period, multiplied by the number derived by dividing the number of days in the most recent fiscal half-year (181) by days in the year (365) to reflect the half-year period.
**	5% return before expenses.

4

American Beacon Large Cap Value FundSM

Schedule of Investments

April 30, 2014 (Unaudited)

	Shares	Fair Value
		(000’s)
COMMON STOCK - 96.68%
CONSUMER DISCRETIONARY - 10.76%
Auto Components - 0.75%
Delphi Automotive PLCA	116,030	$7,755
Johnson Controls, Inc.	1,709,705	77,177

		84,932

Automobiles - 3.60%
Ford Motor Co.	4,656,700	75,206
General Motors Co.	4,892,051	168,678
Hertz Global Holdings, Inc.B	1,307,100	37,213
Honda Motor Co. Ltd. Sponsored ADRC	737,400	24,555
Toyota Motor Corp. Sponsored ADRC	956,500	103,704

		409,356

Hotels, Restaurants & Leisure - 0.61%
Carnival Corp.	800,200	31,456
McDonald’s Corp.	380,063	38,531

		69,987

Household Durables - 0.37%
Stanley Black & Decker, Inc.	489,444	42,038

Leisure Equipment & Products - 0.08%
Hasbro, Inc.	100,397	5,548
Mattel, Inc.	89,900	3,525

		9,073

Media - 2.67%
Comcast Corp., Special Class A	1,134,280	57,882
DIRECTVB	544,700	42,269
Interpublic Group of Cos., Inc.	2,356,800	41,055
McGraw-Hill Cos., Inc.	59,570	4,404
Omnicom Group, Inc.	183,647	12,429
Time Warner Cable, Inc.	329,900	46,668
Time Warner, Inc.	374,980	24,921
Tribune Co.B	636,600	49,496
Viacom, Inc., Class B	110,850	9,420
Walt Disney Co.	195,675	15,525

		304,069

Multiline Retail - 2.37%
Dillard’s, Inc., Class A	379,500	37,164
Kohl’s Corp.	49,842	2,731
Nordstrom, Inc.	276,600	16,950
Target Corp.	3,461,226	213,731

		270,576

Specialty Retail - 0.31%
Advance Auto Parts, Inc.	52,406	6,356
Bed Bath & Beyond, Inc.B	42,970	2,670
Lowe’s Cos., Inc.	478,800	21,982
Staples, Inc.	374,467	4,681

		35,689

Total Consumer Discretionary		1,225,720

CONSUMER STAPLES - 6.57%
Beverages - 1.11%
Coca-Cola Enterprises, Inc.	48,810	2,218
Diageo PLC, Sponsored ADRA C	691,136	84,859
Dr Pepper Snapple Group, Inc.	104,140	5,771
Molson Coors Brewing Co., Class B	296,000	17,751
PepsiCo, Inc.	184,800	15,872

		126,471

	Shares	Fair Value
		(000’s)
Food & Drug Retailing - 1.62%
CVS Caremark Corp.	277,333	$20,168
Sysco Corp.	547,396	19,942
Wal-Mart Stores, Inc.	1,808,960	144,191

		184,301

Food Products - 0.97%
Danone S.A., Sponsored ADRC	629,270	9,338
General Mills, Inc.	335,735	17,801
Kellogg Co.	442,959	29,603
Mondelez International, Inc., Class A	939,700	33,500
Nestle S.A., Sponsored ADRC	268,542	20,726

		110,968

Household Products - 0.05%
Procter & Gamble Co.	73,449	6,063

Tobacco - 2.82%
Altria Group, Inc.	1,422,552	57,059
Imperial Tobacco Group PLC, ADRA C	941,100	82,055
Lorillard, Inc.	265,480	15,775
Philip Morris International, Inc.	1,938,361	165,594

		320,483

Total Consumer Staples		748,286

ENERGY - 11.95%
Energy Equipment & Services - 1.29%
Cobalt International Energy, Inc.B	4,112,800	74,031
Halliburton Co.	1,165,200	73,489

		147,520

Oil & Gas - 10.66%
Apache Corp.	895,091	77,694
BP PLC, Sponsored ADRA C	4,370,493	221,234
Canadian Natural Resources Ltd.	1,271,800	51,851
Chevron Corp.	593,922	74,549
ConocoPhillips	1,207,340	89,717
EOG Resources, Inc.	46,897	4,596
Exxon Mobil Corp.	264,136	27,050
Hess Corp.	859,800	76,660
Kosmos Energy Ltd.B	837,000	9,140
Marathon Oil Corp.	1,346,100	48,662
Marathon Petroleum Corp.	453,150	42,120
Murphy Oil Corp.	541,300	34,335
Occidental Petroleum Corp.	1,613,368	154,480
Phillips 66	1,067,720	88,856
Royal Dutch Shell PLC, Class A, ADRA C	1,696,120	133,552
Seadrill Ltd.	1,018,200	35,861
Total S.A., Sponsored ADRC	605,600	43,143

		1,213,500

Total Energy		1,361,020

FINANCIALS - 24.55%
Banks - 2.30%
Bank of New York Mellon Corp.	1,510,147	51,149
PNC Financial Services Group, Inc.	1,351,404	113,571
SunTrust Banks, Inc.	2,237,900	85,622
U.S. Bancorp	280,960	11,458

		261,800

Diversified Financials - 15.19%
American Express Co.	1,031,700	90,202
Bank of America Corp.	14,457,190	218,881
BlackRock, Inc., Class A	33,448	10,068

See accompanying notes 5

American Beacon Large Cap Value FundSM

Schedule of Investments

April 30, 2014 (Unaudited)

	Shares	Fair Value
		(000’s)
Blackstone Group, LPD	1,474,600	$43,545
Capital One Financial Corp.	1,788,600	132,178
Citigroup, Inc.	6,288,306	301,272
Franklin Resources, Inc.	276,019	14,450
Goldman Sachs Group, Inc.	194,522	31,089
JPMorgan Chase & Co.	7,758,574	434,324
KKR & Co., LPD	1,815,500	41,230
Moody’s Corp.	42,110	3,306
Morgan Stanley	817,800	25,295
Nasdaq OMX Group	172,459	6,364
SLM Corp.	1,978,600	50,949
State Street Corp.	148,614	9,595
Wells Fargo & Co.	6,428,731	319,121

		1,731,869

Insurance - 6.57%
ACE Ltd.	432,126	44,215
Allstate Corp.	1,198,800	68,272
American International Group, Inc.	2,672,900	142,011
Aon PLCA	126,416	10,730
Berkshire Hathaway, Inc., Class BB	895,675	115,408
Chubb Corp.	91,660	8,440
Hartford Financial Services Group, Inc.	1,335,750	47,913
Lincoln National Corp.	698,900	33,904
MetLife, Inc.	2,964,291	155,181
Prudential Financial, Inc.	138,548	11,178
Travelers Cos., Inc.	216,419	19,603
Unum Group	1,536,600	51,046
XL Group PLCA	1,285,300	40,294

		748,195

Real Estate - 0.49%
Hatteras Financial Corp.E	936,900	18,335
Two Harbors Investment Corp.E	3,640,959	37,793

		56,128

Total Financials		2,797,992

HEALTH CARE - 12.72%
Health Care Equipment & Supplies - 1.81%
Covidien PLCA	358,650	25,554
Medtronic, Inc.	2,475,359	145,600
St. Jude Medical, Inc.	127,986	8,123
Thermo Fisher Scientific, Inc.	91,710	10,455
Zimmer Holdings, Inc.	171,000	16,553

		206,285

Health Care Providers & Services - 3.45%
Aetna, Inc.	240,300	17,169
Express Scripts Holding Co.B	585,620	38,991
Humana, Inc.	383,200	42,056
Quest Diagnostics, Inc.	374,152	20,926
UnitedHealth Group, Inc.	1,075,200	80,683
WellPoint, Inc.	1,919,800	193,286

		393,111

Pharmaceuticals - 7.46%
Abbott Laboratories	329,589	12,768
Johnson & Johnson	1,976,651	200,215
Merck & Co., Inc.	2,579,816	151,074
Novartis AG, ADRC	835,000	72,595
Pfizer, Inc.	7,117,377	222,633
Roche Holding AG, Sponsored ADRC	95,342	3,494
Sanofi, ADRC	3,480,100	187,229

	Shares	Fair Value
		(000’s)
Zoetis, Inc.	9,910	$300

		850,308

Total Health Care		1,449,704

INDUSTRIALS - 8.81%
Aerospace & Defense - 2.63%
Boeing Co.	335,800	43,325
General Dynamics Corp.	772,500	84,549
Lockheed Martin Corp.	265,386	43,560
Northrop Grumman Corp.	223,157	27,116
Raytheon Co.	814,800	77,797
United Technologies Corp.	199,295	23,583

		299,930

Air Freight & Couriers - 0.30%
FedEx Corp.	121,100	16,500
United Parcel Service, Inc., Class B	178,180	17,551

		34,051

Diversified Manufacturing - 0.09%
Eaton Corp., PLCA	134,974	9,805

Electrical Equipment - 0.78%
Emerson Electric Co.	1,308,800	89,234

Industrial Conglomerates - 2.06%
3M Co.	165,388	23,004
General Electric Co.	3,695,600	99,375
Honeywell International, Inc.	1,095,368	101,759
Tyco International Ltd.	267,890	10,957

		235,095

Machinery - 2.89%
Caterpillar, Inc.	377,000	39,736
CNH Industrial N.V.	735,500	8,524
Cummins, Inc.	531,400	80,161
Danaher Corp.	192,557	14,130
Illinois Tool Works, Inc.	58,610	4,995
Joy Global, Inc.	873,300	52,729
PACCAR, Inc.	520,000	33,270
Pentair Ltd.	43,008	3,195
Reliance Steel & Aluminum Co.	687,200	48,668
Xylem, Inc.	1,137,421	42,756

		328,164

Road & Rail - 0.06%
Canadian National Railway Co.	123,726	7,247

Total Industrials		1,003,526

INFORMATION TECHNOLOGY - 12.13%
Communications Equipment - 1.87%
Cisco Systems, Inc.	4,580,200	105,848
Corning, Inc.	5,149,600	107,679

		213,527

Computers & Peripherals - 3.12%
Apple, Inc.	114,630	67,642
Hewlett-Packard Co.	2,937,400	97,111
International Business Machines Corp.	341,905	67,174
Seagate Technology PLCA	1,430,325	75,206
Western Digital Corp.	542,600	47,819

		354,952

Electronic Equipment & Instruments - 0.14%
TE Connectivity Ltd.	278,200	16,408

See accompanying notes

6

American Beacon Large Cap Value FundSM

Schedule of Investments

April 30, 2014 (Unaudited)

	Shares	Fair Value
		(000’s)
IT Consulting & Services - 0.34%
Accenture PLC, Class AA	307,408	$24,660
Fidelity National Information Services, Inc.	86,050	4,598
Fiserv, Inc.B	107,510	6,534
Western Union Co.	189,904	3,014

		38,806

Semiconductor Equipment & Products - 1.61%
Applied Materials, Inc.	2,783,900	53,061
Intel Corp.	4,232,577	112,967
Texas Instruments, Inc.	373,000	16,953

		182,981

Software - 5.05%
Activision Blizzard, Inc.	3,880,100	77,641
Check Point Software Technologies Ltd.B	578,300	37,046
Microsoft Corp.	6,134,400	247,830
Oracle Corp.	5,199,144	212,541

		575,058

Total Information Technology		1,381,732

MATERIALS - 1.14%
Chemicals - 1.10%
Dow Chemical Co.	1,261,500	62,949
EI du Pont de Nemours & Co.	692,500	46,619
PPG Industries, Inc.	77,878	15,079
Valspar Corp.	14,480	1,058

		125,705

Containers & Packaging - 0.04%
Crown Holdings, Inc.B	94,580	4,461

Total Materials		130,166

TELECOMMUNICATION SERVICES - 4.58%
Diversified Telecommunication Services - 2.85%
AT&T, Inc.	3,708,212	132,383
Verizon Communications, Inc.	4,125,873	192,802

		325,185

Wireless Telecommunication Services - 1.73%
China Mobile Ltd., Sponsored ADRC	2,095,300	99,380
Vodafone Group PLC, Sponsored ADRA C	2,567,668	97,469

		196,849

Total Telecommunication Services		522,034

UTILITIES - 3.47%
CenterPoint Energy, Inc.	2,704,700	66,968
Duke Energy Corp.	52,890	3,940
Edison International	391,800	22,160
Entergy Corp..	921,000	66,773
Exelon Corp.	1,229,300	43,062
NRG Energy, Inc.	1,522,100	49,803
Public Service Enterprise Group, Inc.	3,474,500	142,351

Total Utilities		395,057

Total Common Stock (Cost $8,392,675)		11,015,237

PREFERRED STOCK - 0.14%
FINANCIALS - 0.13%
Insurance - 0.05%
Allstate Corp., 1.00%, Due 1/15/2053	213,577	5,365

	Shares	Fair Value
		(000’s)
Real Estate - 0.08%
Public Storage, Inc., 5.75%, Due 12/31/2049E	402,584	$9,706

Total Financials		15,071

MANUFACTURING - 0.01%
United Technologies Corp., 7.50%, Due 8/1/2015	14,770	977

Total Preferred Stock (Cost $14,903)		16,048

SHORT-TERM INVESTMENTS- 4.59%
American Beacon U.S. Government Money Market Select Fund, Select Class F	30,000,000	30,000
JPMorgan U.S. Government Money Market Fund, Capital Class	493,091,960	493,092

Total Short-Term Investments (Cost $523,092)		523,092

TOTAL INVESTMENTS - 101.41% (Cost $8,930,670)		11,554,377
LIABILITIES, NET OF OTHER ASSETS - (1.41%)		(160,440)

TOTAL NET ASSETS - 100.00%		$11,393,937

Percentages are stated as a percent of net assets.

A	PLC - Public Limited Company.
B	Non-income producing security.
C	ADR - American Depositary Receipt.
D	Limited Partnership.
E	REIT - Real Estate Investment Trust.
F	The Fund is affiliated by having the same investment advisor.

See accompanying notes

7

American Beacon Large Cap Value FundSM

Schedule of Investments

April 30, 2014 (Unaudited)

Futures Contracts Open on April 30, 2014 (000’s):
Description	Type	Number of Contracts	Expiration Date	Contract Value	Unrealized Appreciation (Depreciation)
S&P 500 Mini E Index June Futures	Long	4,079	June, 2014	$382,998	$2,805

				$382,998	$2,805

See accompanying notes

8

American Beacon Large Cap Value Fund

Statement of Assets and Liabilities

April 30, 2014 (Unaudited) (in thousands, except share and per share amounts)

Assets:
Investments in unaffiliated securities, at fair valueA	$11,524,377
Investments in affiliated securities, at fair valueB	30,000
Deposit with brokers for futures contracts	16,746
Receivable for investments sold	33,396
Receivable for fund shares sold	8,461
Dividends and interest receivable	10,969
Receivable for tax reclaims	528
Receivable for variation margin from open futures contracts	1,199
Prepaid expenses	120

Total assets	11,625,796

Liabilities:
Payable for investments purchased	47,064
Payable for fund shares redeemed	178,266
Management and investment advisory fees payable	2,307
Administrative service and service fees payable	3,450
Transfer agent fees payable	99
Custody and fund accounting fees payable	186
Professional fees payable	83
Prospectus and shareholder reports fees payable	218
Trustee fees payable	165
Registration fees payable	21

Total liabilities	231,859

Net assets	$11,393,937

Analysis of Net Assets:
Paid-in-capital	8,686,880
Undistributed net investment income	116,102
Accumulated net realized (loss)	(35,556)
Unrealized appreciation of investments	2,623,706
Unrealized appreciation of futures contracts	2,805

Net assets	$11,393,937

See accompanying notes

9

American Beacon Large Cap Value FundSM

Statement of Assets and Liabilities

April 30, 2014 (Unaudited) (in thousands, except share and per share amounts)

Shares outstanding at no par value (unlimited shares authorized):
Institutional Class	201,197,042

Y Class	11,954,961

Investor Class	145,757,150

Advisor Class	4,418,241

Retirement Class	346,964

A Class	627,284

C Class	274,029

AMR Class	26,268,228

Net assets (not in thousands):
Institutional Class	$5,994,002,635

Y Class	$354,417,651

Investor Class	$4,113,137,114

Advisor Class	$123,652,735

Retirement Class	$9,555,892

A Class	$17,629,554

C Class	$7,642,036

AMR Class	$773,899,726

Net asset value, offering and redemption price per share:
Institutional Class	$29.79

Y Class	$29.65

Investor Class	$28.22

Advisor Class	$27.99

Retirement Class	$27.54

A Class	$28.10

A Class (offering price)	$29.81

C Class	$27.89

AMR Class	$29.46

A Cost of investments in unaffiliated securities	$8,900,670
B Cost of investments in affiliated securities	$30,000

See accompanying notes

10

American Beacon Large Cap Value FundSM

Statement of Operations

For the Six Months Ended April 30, 2014 (Unaudited) (in thousands)

Investment Income:
Dividend income from unaffiliated securities (net of foreign taxes)A	$185,720
Dividend income from affiliated securities	2
Interest income	4

Total investment income	185,726

Expenses:
Management and investment advisory fees (Note 2)	12,860
Administrative service fees (Note 2):
Institutional Class	8,579
Y Class	522
Investor Class	6,008
Advisor Class	183
Retirement Class	11
A Class	30
C Class	13
AMR Class	181
Transfer agent fees:
Institutional Class	512
Y Class	6
Investor Class	92
Advisor Class	3
A Class	1
C Class	1
AMR Class	12
Custody and fund accounting fees	541
Professional fees	142
Registration fees and expenses	98
Service fees (Note 2):
Y Class	174
Investor Class	7,203
Advisor Class	152
Retirement Class	9
A Class	11
C Class	5
Distribution fees (Note 2):
Advisor Class	152
Retirement Class	18
A Class	18
C Class	32
Prospectus and shareholder report expenses	242
Trustee fees	303
Other expenses	200

Total expenses	38,314

Net expenses	38,314

Net investment income	147,412

Realized and unrealized gain (loss) from investments:
Net realized gain (loss) from:
Investments	556,733
Commission recapture (Note 3)	120
Futures contracts	32,263
Change in net unrealized appreciation or (depreciation) of:
Investments	283,619
Futures contracts	(6,047)

Net gain from investments	866,688

Net increase in net assets resulting from operations	$1,014,100

A Foreign taxes	$816

See accompanying notes

11

American Beacon Large Cap Value FundSM

Statement of Changes in Net Assets (in thousands)

	Six Months Ended April 30, 2014	Year Ended October 31, 2013
	(unaudited)
Increase (Decrease) in Net Assets:
Operations:
Net investment income	$147,412	$175,351
Net realized gain from investments and futures contracts	589,116	613,532
Change in net unrealized appreciation from investments and futures contracts	277,572	1,660,829

Net increase in net assets resulting from operations	1,014,100	2,449,712

Distributions to Shareholders:
Net investment income:
Institutional Class	(87,830)	(88,612)
Y Class	(5,267)	(2,997)
Investor Class	(51,957)	(64,236)
Advisor Class	(1,591)	(1,759)
Retirement Class	(52)	(57)
A Class	(170)	(126)
C Class	(54)	(35)
AMR Class	(13,053)	(14,045)

Net distributions to shareholders	(159,974)	(171,867)

Capital Share Transactions:
Proceeds from sales of shares	1,145,078	2,072,964
Reinvestment of dividends and distributions	153,367	164,722
Cost of shares redeemed	(1,293,279)	(2,336,117)

Net increase (decrease) in net assets from capital share transactions	5,166	(98,431)

Net increase in net assets	859,292	2,179,414

Net Assets:
Beginning of period	10,534,645	8,355,231

End of Period *	$11,393,937	$10,534,645

* Includes undistributed net investment income (loss) of	$116,103	$128,250

See accompanying notes

12

American Beacon Large Cap Value FundSM

Notes to Financial Statements

April 30, 2014 (Unaudited)

1. Organization and Significant Accounting Policies

American Beacon Funds (the “Trust”), which is comprised of twenty-eight Funds, is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified, open-end management investment company. These financial statements and notes to the financial statements relate to the American Beacon Large Cap Value Fund (the “Fund”), a series of the Trust.

American Beacon Advisors, Inc. (the “Manager”) is a wholly-owned subsidiary of Lighthouse Holdings, Inc. and was organized in 1986 to provide business management, advisory, administrative and asset management consulting services to the Trust and other investors.

Class Disclosure

The Fund has multiple classes of shares designed to meet the needs of different groups of investors. The following table sets forth the differences among the classes:

Class:	Offered to:
Institutional Class	Investors making an initial investment of $250,000
Y Class	Investors making an initial investment of $100,000
Investor Class	General public and investors investing directly or through an intermediary
Advisor Class	Investors investing through an intermediary
Retirement Class	Investors investing through an intermediary
A Class	General public and investors investing through an intermediary with applicable sales charges, which may include a front-end sales charge and a contingent deferred sales charge (“CDSC”)
C Class	General public and investors investing through an intermediary with applicable sales charges, which may include a CDSC
AMR Class	Investors in the tax-exempt retirement and benefit plans of the Manager, AMR Corporation, and its affiliates

Each class offered by the Trust has equal rights as to assets and voting privileges. Income and non-class specific expenses are allocated daily to each class on the basis of the relative net assets. Realized and unrealized capital gains and losses of each class are allocated daily based on the relative net assets of each class of the respective Fund. Class specific expenses, where applicable, currently include administrative service fees, service fees, and distribution fees and vary among the classes as described more fully in Note 2.

Recently Adopted Accounting Pronouncements

In December 2011, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2011-11, Balance Sheet (Topic 210): Disclosures about Offsetting Assets and Liabilities. The amendments in the ASU enhance disclosures about offsetting of financial assets and liabilities to enable investors to understand the effect of these arrangements on a fund’s financial position. In January 2013, FASB issued ASU No. 2013-01, Balance Sheet (Topic 210): Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities. The amendments in ASU No. 2013-01 clarify the scope of disclosures required by ASU No. 2011-11. These ASUs are effective for annual periods beginning on or after January 1, 2013, and interim periods within those annual periods. The Funds adopted ASU 2011-11 and 2013-01 effective January 1, 2013. The adoption did not have any impact on the Funds’ financial statements as the accounting standard affects only the disclosure requirements for offsetting financial instruments.

13

American Beacon Large Cap Value FundSM

Notes to Financial Statements

April 30, 2014 (Unaudited)

2. Transactions with Affiliates

Management Agreement

The Trust and the Manager are parties to a Management Agreement that obligates the Manager to provide or oversee the provision of all investment advisory, fund management, and securities lending services. Investment assets of the Fund are managed by multiple investment advisors which have entered into separate investment advisory agreements with the Manager and the Trust. As compensation for performing the duties required under the Management Agreement, the Manager receives from the Fund an annualized fee equal to 0.05% of the average daily net assets. The Fund pays the unaffiliated investment advisors hired to direct investment activities of the Fund. Management fees paid during the six months ended April 30, 2014 were as follows (in thousands):

Management Fee Rate	Management Fee	Amounts paid to Investment Advisors	Net Amounts Retained by Manager
0.23%	$12,860	$10,123	$2,737

Administrative Services Agreement

The Manager and the Trust entered into an Administrative Services Agreement which obligates the Manager to provide or oversee administrative services to the Fund. As compensation for performing the duties required under the Administrative Services Agreement, the Manager receives an annualized fee of 0.30% of the average daily net assets of the Institutional, Y, Investor, Advisor, and Retirement Classes of the Fund, 0.40% of the average daily net assets of the A and C Classes of the Fund, and 0.05% of the average daily net assets of the AMR Class of the Fund.

Distribution Plans

The Fund, except for the Advisor, Retirement, A, and C Classes of the Fund, has adopted a “defensive” Distribution Plan (the “Plan”) in accordance with Rule 12b-1 under the Act, pursuant to which no separate fees will be charged to the Fund for distribution purposes. However, the Plan authorizes the management and administrative service fees received by the Manager and the investment advisors hired by the Manager to be used for distribution purposes. Under this Plan, the Fund does not intend to compensate the Manager or any other party, either directly or indirectly, for the distribution of Fund shares.

Separate Distribution Plans (the “Distribution Plans”) have been adopted pursuant to Rule 12b-1 under the Act for the Advisor, Retirement, A, and C Classes of the Fund. Under the Distribution Plans, as compensation for distribution assistance, the Manager receives an annual fee of 0.25% of the average daily net assets of the Advisor and A Classes, 0.50% of the average daily net assets of the Retirement Class, and 1.00% of the average daily net assets of the C Class. The fee will be payable without regard to whether the amount of the fee is more or less than the actual expenses incurred in a particular month by the Manager for distribution assistance.

Service Plans

The Manager and the Trust entered into Service Plans that obligate the Manager to oversee additional shareholder servicing of the Y, Investor, Advisor, Retirement, A, and C Classes. As compensation for performing the duties required under the Service Plans, the Manager receives 0.10% of the average daily net assets of the Y Class, 0.15% of the average daily net assets of the A and C Classes, 0.25% of the average daily net assets of the Advisor and Retirement Classes, and up to 0.375% of the average daily net assets of the Investor Class of the Fund.

14

American Beacon Large Cap Value FundSM

Notes to Financial Statements

April 30, 2014 (Unaudited)

Investment in Affiliated Funds

The Fund may invest in the American Beacon Money Market Select Fund (the “MM Select Fund”) and the American Beacon U.S. Government Money Market Select Fund (the “USG Select Fund”), (collectively the “Select Funds”). The Select Funds and the Fund have the same investment advisor and therefore, are considered to be affiliated. The Manager serves as investment advisor to the Select Funds and receives from the Select Funds an annualized fee of 0.09% of its average daily net assets of the Select Funds. During the six months ended April 30, 2014, the Manager earned fees from the Select Funds totaling $17,404 on the Fund’s direct investment in the Select Funds.

Interfund Lending Program

Pursuant to an exemptive order issued by the Securities and Exchange Commission (“SEC”), the Fund, along with other registered investment companies having management contracts with the Manager, may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating Funds. During the six months ended April 30, 2014, the Fund participated as a lender and loaned on average $2,012,315 for 1 day at an average rate of 0.69% and earned $38. This amount is included in interest income on the Statements of Operations.

Expense Reimbursement Plan

The Fund has adopted an Expense Reimbursement Plan whereby the Manager may seek repayment of fees waived or expenses reimbursed for a period of up to three years. However, reimbursement will occur only if the Class’ average net assets have grown or expenses have declined sufficiently to allow reimbursement without causing its expense ratio to exceed the previously agreed upon contractual expense limit. During the six months ended April 30, 2014, there were no waived fees or reimbursed expenses.

Sales Commissions

The Fund’s distributor, Foreside Fund Services, LLC (“Foreside”) may receive a portion of A Class sales charges from broker dealers and it may be used to offset distribution related expenses. During the six months ended April 30, 2014, Foreside collected $16,156 from the sale of Class A shares.

A CDSC of 0.50% will be deducted with respect to Class A Shares on certain purchases of $1,000,000 or more that are redeemed in whole or part within 18 months of purchase, unless waived as discussed in the Prospectus. Any applicable CDSC will be 0.50% of the lesser of the original purchase price or the value of the redemption of the Class A Shares redeemed. During the six months ended April 30, 2014, there were no CDSC fees collected for Class A Shares.

A CDSC of 1.00% will be deducted with respect to Class C Shares redeemed within 12 months of purchase, unless waived as discussed in the Prospectus. Any applicable CDSC will be 1.00% of the lesser of the original purchase price or the value of the redemption of the Class C Shares redeemed. During the six months ended April 30, 2014, $834 in CDSC fees were collected for the Fund.

3. Security Valuation and Fair Value Measurements

Investments are valued at the close of the New York Stock Exchange (the “Exchange”), normally 4 p.m. ET, each day that the Exchange is open for business. Equity securities, including exchange-traded funds (“ETFs”), for which market quotations are available are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) on the primary market or exchange on which they trade.

15

American Beacon Large Cap Value FundSM

Notes to Financial Statements

April 30, 2014 (Unaudited)

Investments in open-end mutual funds are valued at the closing net asset value (“NAV”) per share of the mutual fund on the day of valuation. Investment grade short-term obligations with 60 days or less to maturity are valued using the amortized cost method, which approximates fair value.

Securities for which the market prices are not readily available or are not reflective of the fair value of the security, as determined by the Manager, will be priced at fair value following procedures approved by the Trust’s Board of Trustees (the “Board”).

Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, a Fund is required to deposit with its futures broker, an amount of cash or U.S. Government and Agency Obligations in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and an appropriate payable or receivable for the change in value (“variation margin”) is recorded by the Fund. Gains or losses are recognized, but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed on the Statement of Assets and Liabilities.

Valuation Inputs

Various inputs may be used to determine the fair value of the Fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1 -	Quoted prices in active markets for identical securities.

Level 2 -	Prices determined using other significant observable inputs. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, and others.

Level 3 -	Prices determined using other significant unobservable inputs. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Level 1 and Level 2 trading assets and trading liabilities, at fair value

Common stocks and financial derivative instruments, such as futures contracts that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Investments in registered open-end investment management companies will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy. Short-term investments having a maturity of 60 days or less are generally valued at amortized cost which approximates fair value. These investments are categorized as Level 2 of the fair value hierarchy.

The Fund’s investments are summarized by level based on the inputs used to determine their values. U.S. Generally Accepted Accounting Principles (“U.S. GAAP”) also requires all transfers between any levels to be disclosed. The end of period timing recognition has been adopted for the transfers between levels of each Fund’s assets and liabilities. During the six months ended April 30, 2014, there were no transfers between levels. As of April 30, 2014, the investments were classified as described below (in thousands):

16

American Beacon Large Cap Value FundSM

Notes to Financial Statements

April 30, 2014 (Unaudited)

	Level 1	Level 2	Level 3	Total
Common Stock*	$11,015,237	$—	$—	$11,015,237
Preferred Stock	16,048	—	—	16,048
Short-Term Investments - Money Markets	523,092	—	—	523,092

Total Investments in Securities	$11,554,377	$—	$—	$11,554,377

Financial Derivative Instruments
Futures Contracts	$2,805	$—	$—	$2,805

*	Refer to the Schedules of Investments for Industry Information.

Security Transactions and Investment Income

Security transactions are recorded on the trade date of the security purchase or sale. The Fund may purchase securities with delivery or payment to occur at a later date. At the time the Fund enters into a commitment to purchase a security, the transaction is recorded, and the value of the security is reflected in the NAV. The value of the security may vary with market fluctuations.

Dividend income, net of foreign taxes, is recorded on the ex-dividend date, except certain dividends from foreign securities which are recorded as soon as the information is available to the Fund. Interest income is earned from settlement date, recorded on the accrual basis, and adjusted, if necessary, for accretion of discounts and amortization of premiums. For financial and tax reporting purposes, realized gains and losses are determined on the basis of specific lot identification.

Dividends to Shareholders

Dividends from net investment income of the Fund normally will be declared and paid at least annually. Distributions, if any, of net realized capital gains are generally paid at least annually and recorded on the ex-dividend date.

Commission Recapture

The Fund has established brokerage commission recapture arrangements with certain brokers or dealers. If the Fund’s investment advisor chooses to execute a transaction through a participating broker, the broker rebates a portion of the commission back to the Fund. Any collateral benefit received through participation in the commission recapture program is directed exclusively to the Fund. This amount is reported with the net realized gain in the Fund’s Statement of Operations.

Allocation of Income, Expenses, Gains, and Losses

Income, expenses (other than those attributable to a specific class), gains, and losses are allocated daily to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.

Use of Estimates

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results may differ from those estimated.

Other

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liability arising out of the performance of their duties to the Trust. In the normal course of business, the Trust

17

American Beacon Large Cap Value FundSM

Notes to Financial Statements

April 30, 2014 (Unaudited)

enters into contracts that provide indemnification to the other party or parties against potential costs or liabilities. The Trust’s maximum exposure under these arrangements is dependent on claims that may be made in the future and, therefore, cannot be estimated. The Trust has had no prior claims or losses pursuant to any such agreement.

4. Securities and Other Investments

American Depositary Receipts (“ADRs”)

ADRs are depositary receipts for foreign issuers in registered form traded in U.S. securities markets. Depositary receipts may not be denominated in the same currency as the securities into which they may be converted. Investing in depositary receipts entails substantially the same risks as direct investment in foreign securities. There is generally less publicly available information about foreign companies and there may be less governmental regulation and supervision of foreign stock exchanges, brokers and listed companies. In addition, such companies may use different accounting and financial standards (and certain currencies may become unavailable for transfer from a foreign currency), resulting in the Fund’s possible inability to convert immediately into U.S. currency proceeds realized upon the sale of portfolio securities of the affected foreign companies. In addition, the Fund may invest in unsponsored depositary receipts, the issuers of which are not obligated to disclose material information about the underlying securities to investors in the United States. Ownership of unsponsored depositary receipts may not entitle the Fund to the same benefits and rights as ownership of a sponsored depositary receipt or the underlying security.

Real Estate Investment Trusts

The Fund may own shares of real estate investment trusts (“REITs”) which report information on the source of their distributions annually. The Fund re-characterizes distributions received from REIT investments based on information provided by the REITs into the following categories: ordinary income, long-term capital gains, and return of capital. If information is not available on a timely basis from the REITs, the re-characterization will be estimated based on available information which may include the previous year allocation. If new or additional information becomes available from the REITs at a later date, a re-characterization will be made the following year. These re-characterizations are not recorded for financial statement purposes, but as an adjustment to the calculation of taxable income.

Other Investment Company Securities and Other Exchange Traded Products

The Fund may invest in shares of other investment companies, including open-end funds, closed-end funds, business development companies, ETFs, exchange-traded notes (“ETNs”), unit investment trusts, and other investment companies of the Trust. The Fund may invest in investment company securities advised by the Manager or a sub-advisor. Investments in the securities of other investment companies may involve duplication of advisory fees and certain other expenses. By investing in another investment company, a Fund becomes a shareholder of that investment company. As a result, Fund shareholders indirectly will bear a Fund’s proportionate share of the fees and expenses paid by shareholders of the other investment company, in addition to the fees and expenses Fund shareholders directly bear in connection with the Fund’s own operations. These other fees and expenses are reflected as Acquired Fund Fees and Expenses and are included in the Fees and Expenses Table for the Fund in its Prospectus, if applicable. Investments in other investment companies may involve the payment of substantial premiums above the value of such issuer’s portfolio securities.

18

American Beacon Large Cap Value FundSM

Notes to Financial Statements

April 30, 2014 (Unaudited)

5. Financial Derivative Instruments

Futures Contracts

Futures contracts are contracts to buy or sell a standard quantity of securities at a specified price on a future date. The Fund may enter into financial futures contracts as a method for keeping assets readily convertible to cash if needed to meet shareholder redemptions or for other needs while maintaining exposure to the stock or bond market, as applicable. The primary risks associated with the use of futures contracts are the possibility of illiquid markets or imperfect correlation between the values of the contracts and the underlying securities, or that the counterparty will fail to perform its obligations.

Upon entering into a futures contract, the Fund is required to set aside or deposit with a broker an amount, termed the initial margin, which typically represents a portion of the face value of the futures contract. The Fund usually reflects this amount on the Schedule of Investments as a U.S. Treasury Bill held as collateral for futures contracts or as Cash deposited with broker on the Statement of Assets and Liabilities. Payments to and from the broker, known as variation margin, are required to be made on a daily basis as the price of the futures contract fluctuates. Changes in initial settlement values are accounted for as unrealized appreciation (depreciation) until the contracts are terminated, at which time realized gains and losses are recognized. Futures contracts are valued at the most recent settlement price established each day by the exchange on which they are traded.

For the six months ended April 30, 2014, the Fund entered into future contracts primarily for return enhancement and exposing cash to markets.

The Fund’s average futures contracts outstanding fluctuate throughout the operating year as required to meet strategic requirements. The following table illustrates the quarterly volume of futures contracts. For purpose of this disclosure, volume is measured by contracts outstanding at period end.

	Average Futures Contracts Outstanding
For the Quarter Ended	October 31, 2013	April 30, 2014
Large Cap Value Fund	191	228

The following is a summary of the Fund’s derivative financial instruments categorized by risk exposure (in thousands) (1) (2):

Fair Values of derivative financial instruments on the Statement of Assets and Liabilities as of April 30, 2014:

Statement of Assets and Liabilities	Derivatives	Fair Value
Unrealized appreciation of futures contracts	Equity Contracts	$2,805

The effect of derivative financial instruments on the Statement of Operations for the period ended April 30, 2014:

Statement of Operations	Derivatives	Total
Net realized gain from futures contracts	Equity Contracts	$32,263
Change in net unrealized depreciation from futures contracts	Equity Contracts	(6,047)

(1)	See Note 3 in the Notes to Financial Statements for additional information.
(2)	The volume of derivative activity described above is reflective of the derivative activity through the current period of operations.

6. Principal Risks

In the normal course of business the Fund trades financial instruments and enters into financial transactions where risk of potential loss exists. Security values fluctuate (market risk) and may decline due to factors affecting securities markets in general, particular industries represented in the securities markets or conditions specifically related to a particular company. Failure of the other party to a transaction to perform

19

American Beacon Large Cap Value FundSM

Notes to Financial Statements

April 30, 2014 (Unaudited)

(credit and counterparty risk), for example by not making principal and interest payments when due, reduces the value of the issuer’s debt and could reduce the Fund’s income. Similar to credit risk, the Fund may be exposed to counterparty risk, or the risk that an institution or other entity with which the Fund has unsettled or open transactions will fail to make required payments or otherwise comply with the terms of the instrument, transaction or contract. The potential loss could exceed the value of the financial assets recorded in the financial statements. Some of the Fund’s investments may be illiquid and the Fund may not be able to vary the portfolio investments in response to changes in economic and other conditions. If a Fund is required to liquidate all or a portion of its investments quickly, the Fund may realize significantly less than the value at which it previously recorded those investments.

Market Risks

The Fund’s investments in financial derivatives and other financial instruments expose the Fund to various risks such as, but not limited to, interest rate, foreign currency and equity risks.

Interest rate risk is the risk that fixed income securities will decline in value because of changes in interest rates. As nominal interest rates rise, the value of certain fixed income securities held by the Fund is likely to decrease. A nominal interest rate can be described as the sum of a real interest rate and an expected inflation rate. Fixed income securities with longer durations tend to be more sensitive to changes in interest rates, usually making them more volatile than securities with shorter durations. Duration is useful primarily as a measure of the sensitivity of a fixed income’s market price to interest rate (i.e. yield) movements.

If the Fund invests directly in foreign currencies or in securities that trade in, and receive revenues in, foreign currencies, or in financial derivatives that provide exposure to foreign currencies, they will be subject to the risk that those currencies will decline in value relative to the base currency of the Fund, or, in the case of hedging positions, that the Fund’s base currency will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, or by the imposition of currency controls or other political developments in the United States or abroad. As a result, the Fund’s investments in foreign currency denominated securities may reduce the returns of the Fund.

The fair values of equities, such as common stocks and preferred securities or equity related investments such as futures, may decline due to general market conditions which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. They may also decline due to factors which affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. Equity securities and equity related investments generally have greater market price volatility than fixed income securities.

Counterparty Credit Risk

A derivative contract may suffer a mark to market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.

With exchange traded futures, there is less counterparty credit risk to the Funds since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, the credit risk is limited to failure of the offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency) of the clearing broker or clearinghouse. Additionally, credit risk exists in exchange traded futures with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker

20

American Beacon Large Cap Value FundSM

Notes to Financial Statements

April 30, 2014 (Unaudited)

becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Funds.

Cash collateral that has been pledged to cover obligations of the Fund and cash collateral received from the counterparty, if any, is reported separately on the Statement of Assets and Liabilities as Deposits with brokers for futures contracts and Payable to brokers for futures contracts, respectively. Non-cash collateral pledged by the Funds, if any, is noted in the Schedule of Investments. Generally, the amount of collateral due from or to a party is determined at the close of business of the Fund and additional required collateral is delivered to/pledged by the Fund on the next business day. To the extent amounts due to the Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty non-performance. The Fund attempts to mitigate counterparty risk by only entering into agreements with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.

Offsetting Assets and Liabilities

The Fund is a party to enforceable master netting agreements between brokers and counterparties such as International Swaps and Derivatives Association (“ISDA”) agreements which provide for the right to offset under certain circumstances. The Fund employs multiple money managers and counterparties and has elected not to offset qualifying financial and derivative instruments on the Statement of Assets and Liabilities, as such all financial and derivative instruments are presented on a gross basis. The impacts of netting arrangements that provide the right to offset are detailed below. The net amount represents the net receivable or payable that would be due from or to the counterparty in the event of default. Exposure from borrowings and other financing agreements can only be netted across transactions governed by the same Master Agreement with the same legal entity. All amounts reported below represent the balance as of the report date, April 30, 2014:

Offsetting of Financial Assets and Derivative Assets as of April 30, 2014

Description	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Liabilities Presented in the Statement of Assets and Liabilities
Futures Contracts	$1,199	$—	$1,199

Financial Assets, Derivative Assets, and Collateral Pledged by Counterparty as of April 30, 2014:

	Net amount of Assets Presented in the Statement of Assets and Liabilities	Gross Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty		Financial Instruments	Cash Collateral Received	Net Amount
Goldman Sachs & Co.	$1,199	$—	$—	$1,199

7. Federal Income and Excise Taxes

It is the policy of the Fund to qualify as a regulated investment company (“RIC”), by complying with all applicable provisions of Subchapter M of the Internal Revenue Code, as amended, and to make distribution of taxable income sufficient to relieve it from substantially all federal income and excise taxes. For federal income tax purposes, the Fund is treated as a single entity for the purpose of determining such qualification.

The Fund does not have any unrecognized tax benefits in the accompanying financial statements. Each of the tax years in the four year period ended October 31, 2013 remains subject to examination by the Internal Revenue Service. If applicable, the Fund recognizes interest accrued related to unrecognized tax benefits in interest expense and penalties in “Other expenses” on the Statement of Operations.

21

American Beacon Large Cap Value FundSM

Notes to Financial Statements

April 30, 2014 (Unaudited)

Dividends are categorized in accordance with income tax regulations which may treat certain transactions differently than U.S. GAAP. Accordingly, the character of distributions and composition of net assets for tax purposes may differ from those reflected in the accompanying financial statements.

The Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on returns of income earned or gains realized or repatriated. Taxes are accrued and applied to net investment income, net realized capital gains and net unrealized appreciation or depreciation, as applicable, as the income is earned or capital gains are recorded.

The tax character of distributions paid were as follows (in thousands):

	Six Months Ended April 30, 2014	Year Ended October 31, 2013
	(unaudited)
Distributions paid from:
Ordinary income*
Institutional Class	$87,830	$88,612
Y Class	5,267	2,997
Investor Class	51,957	64,236
Advisor Class	1,591	1,759
Retirement Class	52	57
A Class	170	126
C Class	54	35
AMR Class	13,053	14,045

Total distributions paid	$159,974	$171,867

*	For tax purposes, short-term capital gains are considered ordinary income distributions.

As of April 30, 2014, the components of distributable earnings on a tax basis were as follows (in thousands):

Cost basis of investments for federal income tax purposes	$9,087,876

Unrealized appreciation	2,730,950
Unrealized depreciation	(264,449)

Net unrealized appreciation	2,466,501

Undistributed ordinary income	240,539
Accumulated long-term loss	(2,805)
Other temporary differences	2,822

Distributable earnings	$2,707,057

Financial reporting records are adjusted for permanent book/tax differences to reflect tax character. Financial records are not adjusted for temporary differences. The temporary differences between financial reporting and tax-basis reporting of unrealized appreciation or (depreciation) are attributable primarily to the tax deferral of losses from wash sales, the realization for tax purposes of unrealized gains or (losses) on certain derivative instruments and reclassifications of income from real estate investment securities.

Due to inherent differences in the recognition of income, expenses and realized gains or (losses) under U.S. GAAP and federal income tax regulations, permanent differences between book and tax reporting have been identified and appropriately reclassified on the Statement of Assets and Liabilities.

Accordingly, the following amounts represent current year permanent differences derived from reclassifications of income from real estate investments securities as of April 30, 2014 (in thousands):

Paid-in-capital	$—
Undistributed net investment income	415
Accumulated net realized gain (loss)	(414)
Unrealized appreciation or (depreciation) of investments and futures contracts	(1)

22

American Beacon Large Cap Value FundSM

Notes to Financial Statements

April 30, 2014 (Unaudited)

Under the Regulated Investment Company Modernization Act of 2010 (the “RIC MOD”), net capital losses recognized by the Fund in taxable years beginning after December 22, 2010 are carried forward indefinitely and retain their character as short-term and/or long-term losses. Prior to RIC MOD, net capital losses incurred by the Fund were carried forward for eight years and treated as short-term losses. RIC MOD requires that post-enactment net capital losses be used before pre-enactment net capital losses.

As of April 30, 2014, the Fund utilized $426,230 of net capital loss carryforwards for the six months ended April 30, 2014.

8. Investment Transactions

The aggregate cost of purchases and proceeds from sales of investments, other than short-term obligations, for the six months ended April 30, 2014 were $1,816,028 and $1,676,890, respectively (in thousands).

A summary of the Fund’s direct transactions in the Select Funds for the six months ended April 30, 2014 is set forth below (in thousands):

Affiliate	October 31, 2013 Shares/Fair Value	Purchases	Sales	April 30, 2014 Shares/Fair Value	Dividend Income
USG Select Fund	$45,000	$—	$15,000	$30,000	$2

9. Capital Share Transactions

The tables below summarize the activity in capital shares for each Class of the Fund (dollars and shares in thousands):

For the Six Months Ended April 30, 2014

	Institutional Class		Y Class		Investor Class		Advisor Class
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	21,367	$612,210	1,707	$48,762	14,713	$398,169	718	$19,322
Reinvestment of dividends	2,974	83,881	182	5,105	1,852	49,552	58	1,534
Shares redeemed	(19,916)	(575,802)	(1,876)	(54,508)	(20,126)	(548,247)	(1,322)	(35,791)

Net increase (decrease) in shares outstanding	4,425	$120,289	13	$(641)	(3,561)	$(100,526)	(546)	$(14,935)

	Retirement Class		A Class		C Class		AMR Class
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	210	$5,530	207	$5,587	93	$2,497	1,834	$53,001
Reinvestment of dividends	2	52	5	146	2	44	468	13,053
Shares redeemed	(27)	(714)	(42)	(1,147)	(22)	(600)	(2,729)	(76,470)

Net increase (decrease) in shares outstanding	185	$4,868	170	$4,586	73	$1,941	(427)	$(10,416)

For the Year Ended October 31, 2013

	Institutional Class		Y Class		Investor Class		Advisor Class
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	40,124	$983,383	9,020	$216,172	29,777	$691,666	1,229	$28,327
Reinvestment of dividends	3,850	84,356	131	2,860	2,959	61,550	83	1,708
Shares redeemed	(28,594)	(694,960)	(1,332)	(33,146)	(61,332)	(1,380,588)	(1,466)	(33,539)

Net increase (decrease) in shares outstanding	15,380	$372,779	7,819	$185,886	(28,596)	$(627,372)	(154)	$(3,504)

23

American Beacon Large Cap Value FundSM

Notes to Financial Statements

April 30, 2014 (Unaudited)

	Retirement Class		A Class		C Class		AMR Class
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	97	$2,175	225	$5,373	104	$2,465	5,766	$143,403
Reinvestment of dividends	3	57	5	115	1	31	649	14,045
Shares redeemed	(49)	(1,169)	(78)	(1,876)	(25)	(602)	(7,928)	(190,237)

Net increase (decrease) in shares outstanding	51	$1,063	152	$3,612	80	$1,894	(1,513)	$(32,789)

24

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25

American Beacon Large Cap Value FundSM

Financial Highlights

(For a share outstanding throughout the period)

	Institutional Class
	Six Months
	Ended
	April 30,		Year Ended October 31,
	2014		2013	2012	2011A	2010	2009
	(unaudited)

Net asset value, beginning of period	$27.59		$21.58	$18.99	$18.56	$16.32	$15.01

Income from investment operations:
Net investment income	0.40		0.50	0.45	0.39	0.32	0.35
Net gains (losses) from investments (both realized and unrealized)	2.24		6.00	2.60	0.30	2.22	1.40

Total income (loss) from investment operations	2.64		6.50	3.05	0.69	2.54	1.75

Less distributions:
Dividends from net investment income	(0.44)		(0.49)	(0.46)	(0.26)	(0.30)	(0.44)
Distributions from net realized gains	—		—	—	—	—	—

Total distributions	(0.44)		(0.49)	(0.46)	(0.26)	(0.30)	(0.44)

Net asset value, end of period	$29.79		$27.59	$21.58	$18.99	$18.56	$16.32

Total return B	9.66	%C	30.70%	16.48%	3.69%	15.68%	12.41%

Ratios and supplemental data:
Net assets, end of period (in thousands)	$5,994,002		$5,428,755	$3,914,173	$3,380,918	$3,366,011	$2,221,162
Ratios to average net assets (annualized):
Expenses, before reimbursements	0.58	%D	0.58%	0.59%	0.58%	0.59%	0.61%
Expenses, net of reimbursements	0.58	%D	0.58%	0.59%	0.58%	0.59%	0.61%
Net investment income (loss), before reimbursements	2.81	%D	1.99%	2.23%	1.96%	1.73%	2.36%
Net investment income, net of reimbursements	2.81	%D	1.99%	2.23%	1.96%	1.73%	2.36%
Portfolio turnover rate	16	%C	34%	30%	90%	28%	27%

A	On December 1, 2010, MFS Institutional Advisors, Inc. assumed management of the Large Cap Value Fund’s assets previously managed by Metropolitan West Capital Management, LLC.
B	Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.
C	Not annualized.
D	Annualized.
E	Portfolio turnover rate is for the period from November 1, 2008 through October 31, 2009.

26

American Beacon Large Cap Value FundSM

Financial Highlights

(For a share outstanding throughout the period)

Y Class								Investor Class
Six Months						Aug. 3		Six Months
Ended						to		Ended
April 30,		Year Ended October 31,				Oct. 31,		April 30,		Year Ended October 31,
2014		2013	2012	2011A	2010	2009		2014		2013	2012	2011A	2010	2009
(unaudited)								(unaudited)

$27.46		$21.47	$18.92	$18.49	$16.32	$15.59		$26.11		$20.43	$17.99	$17.61	$15.51	$14.29

0.39		0.40	0.53	0.37	0.29	0.06		0.34		0.39	0.36	0.30	0.23	0.28
2.23		6.05	2.50	0.30	2.22	0.67		2.12		5.69	2.47	0.29	2.12	1.34

2.62		6.45	3.03	0.67	2.51	0.73		2.46		6.08	2.83	0.59	2.35	1.62

(0.43)		(0.46)	(0.48)	(0.24)	(0.34)	—		(0.35)		(0.40)	(0.39)	(0.21)	(0.25)	(0.40)
—		—	—	—	—	—		—		—	—	—	—	—

(0.43)		(0.46)	(0.48)	(0.24)	(0.34)	—		(0.35)		(0.40)	(0.39)	(0.21)	(0.25)	(0.40)

$29.65		$27.46	$21.47	$18.92	$18.49	$16.32		$28.22		$26.11	$20.43	$17.99	$17.61	$15.51

9.64	%C	30.59%	16.43%	3.58%	15.50%	4.68	%C	9.50	%C	30.26%	16.05%	3.30%	15.27%	11.99%

$354,418		$327,939	$88,509	$134,968	$2,123	$1		$4,113,137		$3,899,011	$3,635,333	$3,761,691	$4,140,584	$3,798,632

0.67	%D	0.66%	0.69%	0.69%	0.70%	0.68	%D	0.93	%D	0.93%	0.96%	0.95%	0.96%	0.93%
0.67	%D	0.66%	0.69%	0.69%	0.70%	0.68	%D	0.93	%D	0.93%	0.96%	0.95%	0.96%	0.93%
2.74	%D	1.78%	2.12%	1.88%	1.51%	1.58	%D	2.47	%D	1.67%	1.89%	1.59%	1.36%	2.05%
2.74	%D	1.78%	2.12%	1.88%	1.51%	1.58	%D	2.47	%D	1.67%	1.89%	1.59%	1.36%	2.05%
16	%C	34%	30%	90%	28%	27	%E	16	%C	34%	30%	90%	28%	27%

27

American Beacon Large Cap Value FundSM

Financial Highlights

(For a share outstanding throughout the period)

	Advisor Class
	Six Months
	Ended
	April 30,		Year Ended October 31,
	2014		2013	2012	2011A	2010	2009
	(unaudited)

Net asset value, beginning of period	$25.89		$20.25	$17.83	$17.47	$15.39	$14.19

Income from investment operations:
Net investment income (loss)	0.28		0.35	0.31	0.27	0.21	0.26
Net gains (losses) from investments (both realized and unrealized)	2.14		5.65	2.48	0.28	2.10	1.32

Total income (loss) from investment operations	2.42		6.00	2.79	0.55	2.31	1.58

Less distributions:
Dividends from net investment income	(0.32)		(0.36)	(0.37)	(0.19)	(0.23)	(0.38)
Distributions from net realized gains	—		—	—	—	—	—

Total distributions	(0.32)		(0.36)	(0.37)	(0.19)	(0.23)	(0.38)

Net asset value, end of period	$27.99		$25.89	$20.25	$17.83	$17.47	$15.39

Total return B	9.43	%C	30.05%	15.96%	3.11%	15.14%	11.81%

Ratios and supplemental data:
Net assets, end of period (in thousands)	$123,653		$128,528	$103,629	$129,739	$128,080	$114,945
Ratios to average net assets (annualized):
Expenses, before reimbursements	1.07	%D	1.07%	1.08%	1.08%	1.10%	1.12%
Expenses, net of reimbursements	1.07	%D	1.07%	1.08%	1.08%	1.10%	1.10%
Net investment income (loss), before reimbursements	2.30	%D	1.52%	1.78%	1.46%	1.23%	1.84%
Net investment income, net of reimbursements	2.30	%D	1.52%	1.78%	1.46%	1.23%	1.86%
Portfolio turnover rate	16	%C	34%	30%	90%	28%	27%

A	On December 1, 2010, MFS Institutional Advisors, Inc. assumed management of the Large Cap Value Fund’s assets previously managed by Metropolitan West Capital Management, LLC.
B	Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.
C	Not annualized.
D	Annualized.
E	Portfolio turnover rate is for the period from November 1, 2008 through October 31, 2009.
F	Portfolio turnover rate is for the period from November 1, 2009 through October 31, 2010.

28

American Beacon Large Cap Value FundSM

Financial Highlights

(For a share outstanding throughout the period)

Retirement Class								A Class
Six Months						May 1		Six Months					May 17
Ended						to		Ended					to
April 30,		Year Ended October 31,				Oct. 31,		April 30,		Year Ended October 31,			Oct. 31,
2014		2013	2012	2011A	2010	2009		2014		2013	2012	2011A	2010
(unaudited)								(unaudited)

$25.48		$20.07	$17.74	$17.32	$15.36	$12.66		$26.03		$20.41	$18.01	$17.61	$16.93

0.43		0.35	0.28	0.20	0.18	0.08		0.35		0.38	0.36	0.24	0.03
1.92		5.50	2.42	0.30	2.07	2.62		2.07		5.65	2.44	0.31	0.65

2.35		5.85	2.70	0.50	2.25	2.70		2.42		6.03	2.80	0.55	0.68

(0.29)		(0.44)	(0.37)	(0.08)	(0.29)	—		(0.35)		(0.41)	(0.40)	(0.15)	—
—		—	—	—	—	—		—		—	—	—	—

(0.29)		(0.44)	(0.37)	(0.08)	(0.29)	—		(0.35)		(0.41)	(0.40)	(0.15)	—

$27.54		$25.48	$20.07	$17.74	$17.32	$15.36		$28.10		$26.03	$20.41	$18.01	$17.61

9.28	%C	29.68%	15.57%	2.86%	14.78%	21.33	%C	9.38	%C	30.03%	15.91%	3.12%	4.02	%C

$9,556		$4,132	$2,230	$1,019	$2	$1		$17,629		$11,905	$6,222	$3,942	$814

1.32	%D	1.33%	1.42%	1.39%	1.37%	1.37	%D	1.08	%D	1.08%	1.12%	1.16%	1.06	%D
1.32	%D	1.33%	1.42%	1.39%	1.37%	1.37	%D	1.08	%D	1.08%	1.12%	1.16%	1.06	%D
2.25	%D	1.18%	1.19%	1.06%	0.95%	1.15	%D	2.36	%D	1.44%	1.66%	1.37%	1.09	%D
2.25	%D	1.18%	1.19%	1.06%	0.95%	1.15	%D	2.36	%D	1.44%	1.66%	1.37%	1.09	%D
16	%C	34%	30%	90%	28%	27	%E	16	%C	34%	30%	90%	28	%F

29

American Beacon Large Cap Value FundSM

Financial Highlights

(For a share outstanding throughout the period)

	C Class
	Six Months					Sept. 1
	Ended					to
	April 30,		Year Ended October 31,			Oct. 31,
	2014		2013	2012	2011A	2010
	(unaudited)

Net asset value, beginning of period	$25.81		$20.29	$17.95	$17.58	$16.17

Income from investment operations:
Net investment income (loss)	0.25		0.23	0.22	0.10	(0.01)
Net gains (losses) from investments (both realized and unrealized)	2.07		5.58	2.42	0.32	1.42

Total income (loss) from investment operations	2.32		5.81	2.64	0.42	1.41

Less distributions:
Dividends from net investment income	(0.24)		(0.29)	(0.30)	(0.05)	—
Distributions from net realized gains	—		—	—	—	—

Total distributions	(0.24)		(0.29)	(0.30)	(0.05)	—

Net asset value, end of period	$27.89		$25.81	$20.29	$17.95	$17.58

Total return B	9.03	%C	29.00%	14.97%	2.36%	8.72	%C

Ratios and supplemental data:
Net assets, end of period (in thousands)	$7,642		$5,200	$2,468	$1,329	$38
Ratios to average net assets (annualized):
Expenses, before reimbursements	1.83	%D	1.84%	1.88%	2.54%	2.14	%D
Expenses, net of reimbursements	1.83	%D	1.92%	1.87%	1.84%	1.87	%D
Net investment income (loss), before reimbursements	1.60	%D	0.68%	0.89%	(0.01)%	(0.76	)%D
Net investment income, net of reimbursements	1.60	%D	0.60%	0.89%	0.68%	(0.50	)%D
Portfolio turnover rate	16	%C	34%	30%	90%	28	%E

A	On December 1, 2010, MFS Institutional Advisors, Inc. assumed management of the Large Cap Value Fund’s assets previously managed by Metropolitan West Capital Management, LLC.
B	Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.
C	Not annualized.
D	Annualized.
E	Portfolio turnover rate is for the period from November 1, 2009 through October 31, 2010.

30

American Beacon Large Cap Value FundSM

Financial Highlights

(For a share outstanding throughout the period)

AMR Class
Six Months
Ended
April 30,		Year Ended October 31,
2014		2013	2012	2011A	2010	2009
(unaudited)

$27.31		$21.36	$18.81	$18.37	$16.14	$14.88

0.43		0.57	0.52	0.41	0.34	0.37
2.23		5.92	2.54	0.32	2.22	1.38

2.66		6.49	3.06	0.73	2.56	1.75

(0.51)		(0.54)	(0.51)	(0.29)	(0.33)	(0.49)
—		—	—	—	—	—

(0.51)		(0.54)	(0.51)	(0.29)	(0.33)	(0.49)

$29.46		$27.31	$21.36	$18.81	$18.37	$16.14

9.83	%C	31.05%	16.75%	3.94%	16.04%	12.59%

$773,900		$729,175	$602,667	$568,768	$558,089	$520,799

0.32	%D	0.32%	0.33%	0.33%	0.34%	0.36%
0.32	%D	0.32%	0.33%	0.33%	0.34%	0.36%
3.05	%D	2.26%	2.51%	2.21%	1.98%	2.62%
3.05	%D	2.26%	2.51%	2.21%	1.98%	2.62%
16	%C	34%	30%	90%	28%	27%

31

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32

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33

Delivery of Documents

eDelivery is NOW AVAILABLE- Stop traditional mail delivery and receive your shareholder reports and summary prospectus on-line. Sign up at

www.americanbeaconfunds.com

If you invest in the Fund through a financial institution, you may be able to receive the Fund’s regulatory mailings, such as the Prospectus, Annual Report and Semi-Annual Report, by e-mail. If you are interested in this option, please go to www.icsdelivery.com and search for your financial institution’s name or contact your financial institution directly.

To obtain more information about the Fund:

By E-mail: american_beacon.funds@ambeacon.com	On the Internet: Visit our website at www.americanbeaconfunds.com

By Telephone: Institutional, Y, Investor, Advisor, and Retirement Classes Call (800) 658-5811 AMR ClassSM Call (800) 345-2345	By Mail: American Beacon Funds P.O. Box 219643 Kansas City, MO 64121-9643

Availability of Quarterly Portfolio Schedules

In addition to the Schedule of Investments provided in each semi-annual and annual report, the Fund files a complete schedule of its portfolio holdings with the Securities and Exchange Commission (“SEC”) on Form N-Q as of the first and third fiscal quarters. The Fund’s Forms N-Q are available on the SEC’s website at www.sec.gov. The Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Section, 100 F Street, NE, Washington, D.C. 20549-1520. Information regarding the operation of the SEC’s Public Reference Room may be obtained by calling 1-800-SEC-0330. A complete schedule of the Fund’s portfolio holdings is also at www.americanbeaconfunds.com approximately twenty days after the end of each month.

Availability of Proxy Voting Policy and Records

A description of the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities is available in the Fund’s Statement of Additional Information, is available free of charge on the Fund’s website www.americanbeaconfunds.com and by calling 1-800-967-9009 or by accessing the SEC’s website at www.sec.gov. The Fund’s proxy voting record for the most recent year ended June 30 is filed annually with the SEC on Form N-PX. The Fund’s Forms N-PX are available on the SEC’s website at www.sec.gov. The Fund’s proxy voting record may also be obtained by calling 1-800-967-9009.

Fund Service Providers:

CUSTODIAN	TRANSFER AGENT	INDEPENDENT REGISTERED	DISTRIBUTOR
State Street Bank and	Boston Financial Data	PUBLIC ACCOUNTING	Foreside Fund Services,
Trust	Services	FIRM	LLC
Boston, Massachusetts	Kansas City, Missouri	Ernst & Young LLP Dallas, Texas	Portland, Maine

This report is prepared for shareholders of the American Beacon Funds and may be distributed to others only if preceded or accompanied by a current Prospectus or Summary Prospectus.

American Beacon Funds and the American Beacon Large Cap Value Fund are service marks of American Beacon Advisors, Inc.	SAR 4/14

American Beacon®
FUNDS

2014 SEMI-ANNUAL REPORT

APRIL 30, 2014

SMALL CAP VALUE FUND

About American Beacon Advisors	Contents

Since 1986, American Beacon Advisors has offered a variety of products and investment advisory services to numerous institutional and retail clients, including a variety of mutual funds, corporate cash management, and separate account management.

Our clients include defined benefit plans, defined contribution plans, foundations, endowments, corporations, financial planners, and other institutional investors. With American Beacon Advisors, you can put the experience of a multi-billion dollar asset management firm to work for your company.

	President’s Message Performance Overview Schedule of Investments Financial Statements Notes to the Financial Statements Financial Highlights Additional Information	1 2 5 13 17 30 Back Cover

The Fund may invest in futures contracts, which are a type of derivative investment. Investing in derivatives could result in losing more than the amount invested. Investing in foreign securities entails additional risk not associated with domestic securities, such as currency fluctuations, economic and political instability and differences in accounting standards. The intrinsic value of stocks selected for the Fund may never be realized by the market, and the prices of value stocks may go down. While investing in value stocks may limit downside risk over time, the Fund may produce more modest gains than riskier stock funds as a trade-off for this potentially lower risk. Investing in the securities of small capitalization companies involves greater risk and the possibility of greater price volatility than investing in larger capitalization and more established companies. Please see the prospectus for a complete discussion of the Fund’s risks. There can be no assurances that the investment objectives of this Fund will be met. The Fund may participate in a securities lending program.

Any opinions herein, including forecasts, reflect our judgment as of the end of the reporting period and are subject to change. Each advisor’s strategies and the Fund’s portfolio composition will change depending on economic and market conditions. This report is not a complete analysis of market conditions and therefore, should not be relied upon as investment advice. Although economic and market information has been compiled from reliable sources, American Beacon Advisors, Inc. makes no representation as to the completeness or accuracy of the statements contained herein.

American Beacon Funds	April 30, 2014

Dear Shareholders,

The Russell 2000 Index, the leading barometer for U.S. small-cap stocks, posted its seventh straight positive quarter in the first quarter of 2014. Lower quality stocks outperformed as a whole during this same time period. Although non-dividend paying companies with negative earnings and low returns on equity do not tend to outperform higher quality stocks over the long run, we have been in a period of low interest rates and high liquidity, which tends to favor companies of this type.

In addition, value-oriented stocks outperformed growth stocks in the first quarter, with the Russell 2000 Value Index posting a gain of 1.78% versus a 0.48% return for the Russell 2000 Growth Index. This was a welcome change for value investors, as growth has beaten value for four of the past five calendar years.

The American Beacon Small Cap Value Fund performed well despite these conflicting trends in the marketplace. Sub-advised by six veteran asset managers with complementary styles, it seeks to find the most promising undervalued stocks in the small-cap space.

For the six months that ended April 30, 2014, the American Beacon Small Cap Value Fund (Investor Class) returned 5.54%.

Thank you for your continued investment in the American Beacon Funds. For additional information about the Funds or to access your account information, please visit our website at www.americanbeaconfunds.com.

Best Regards,

Gene L. Needles, Jr.
President
American Beacon Funds

1

American Beacon Small Cap Value FundSM

Performance Overview

April 30, 2014 (Unaudited)

The Investor Class of the Small Cap Value Fund (the “Fund”) returned 5.54% for the six months ended April 30, 2014, outperforming the Russell 2000® Value Index (the “Index”) return of 4.97% for the same period.

Total Returns for the Period ended 4/30/14
	6 Months*	1 Year	5 Years	10 Years
Institutional Class (1,8)	5.73%	24.67%	21.33%	9.34%
Y Class (1,2,8)	5.66%	24.52%	21.16%	9.26%
Investor Class (1,8)	5.54%	24.22%	20.88%	9.00%
Advisor Class (1,3,8)	5.47%	24.03%	20.73%	8.79%
Retirement Class (1,4,8)	5.35%	23.65%	20.40%	8.64%
A Class with sales charges (1,5,8)	-0.57%	16.91%	19.29%	8.28%
A Class without sales charges (1,5,8)	5.50%	24.03%	20.71%	8.92%
C Class with sales charge (1,6,8)	4.06%	22.06%	20.02%	8.61%
C Class without sales charge (1,6,8)	5.06%	23.06%	20.02%	8.61%
AMR Class (1,8)	5.87%	24.94%	21.63%	9.62%
Russell 2000 Value Index (7)	4.97%	19.61%	19.13%	8.37%

*	Not annualized
1.	Please note the recent growth rate in the stock market has helped to produce short-term returns that are not typical and may not continue in the future. Performance shown is historical and is not indicative of future returns. Investment returns and principal value will vary, and shares may be worth more or less at redemption than at original purchase. Performance shown is as of date indicated, and current performance may be lower or higher than the performance data quoted. To obtain performance as of the most recent month end, please visit www.americanbeaconfunds.com or call 1-800-967-9009. Fund performance in the table above does not reflect the deduction of taxes a shareholder would pay on distributions or the redemption of shares.
2.	Fund performance for the five-year and ten-year periods represent the returns achieved by the Institutional Class from 4/30/04 up to 8/3/09, the inception date of the Y Class and the returns of the Y Class since its inception. Expenses of the Y Class are higher than those of the Institutional Class. As a result, total returns shown may be higher than they would have been had the Y Class been in existence since 4/30/04.
3.	A portion of the fees charged to the Advisor Class of the Fund was waived through 2004 and in 2009. Performance prior to waiving fees was lower than the actual returns shown for periods through 2004 and in 2009.
4.	Fund performance for the five-year and ten-year periods represent the returns achieved by the Advisor Class from 4/30/04 up to 5/1/09, the inception date of the Retirement Class, and the returns of the Retirement Class since its inception. Expenses of the Retirement Class are higher than those of the Advisor Class. As a result, total returns shown may be higher than they would have been had the Retirement Class been in existence since 4/30/04.
5.	Fund performance for the five-year and ten-year periods represent the returns achieved by the Investor Class from 4/30/04 up to 5/17/10, the inception date of the A Class, and the returns of the A Class since its inception. Expenses of the A Class are higher than those of the Investor Class. As a result, total returns shown may be higher than they would have been had the A Class been in existence since 4/30/04. The maximum sales charge for A Class is 5.75%.
6.	Fund performance for the five-year and ten-year periods represent the returns achieved by the Investor Class from 4/30/04 up to 9/1/10, the inception date of the C Class, and the returns of the C Class since its inception. Expenses of the C Class are higher than those of the Investor Class. As a result, total returns shown may be higher than they would have been had the C Class been in existence since 4/30/04. A portion of the fees charged to the C Class of the Fund was waived in 2010 and since 2012. Performance prior to waiving fees was lower than the actual returns shown in 2010 and since 2012. The maximum contingent deferred sales charge for C Class is 1.00% for shares redeemed within one year of the date of purchase.
7.	Russell 2000 Value and Russell 2000 Indices are registered trademarks of Frank Russell Company. The Russell 2000 Value Index is an unmanaged index of those stocks in the Russell 2000 Index with lower price-to-book ratios and lower forecasted growth values. One cannot directly invest in an index.
8.	The total annual Fund operating expense ratio set forth in the most recent Fund prospectus for the Institutional, Y, Investor, Advisor, Retirement, A, C, and AMR Class shares was 0.84%, 0.93%, 1.20%, 1.33%, 1.62%, 1.37%, 2.11%, and 0.58% respectively. The expense ratios above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report.

The Fund outperformed the Index primarily due to stock selection as sector allocation added minimal value relative to the Index.

Holdings in the Industrials and Information Technology sectors added more than 60 basis points (0.60%) each to performance. Huntington Ingalls Industries (up 46.0%), Trinity Industries (up 49.8%) and Alliant Techsystems (up 33.7%) added the most value relative to the benchmark in the Industrials sector. In the Information Technology sector, ARRIS Group (up 46.0%), GT Advanced Technologies (up 110.6%) and ON Semiconductor (up 33.5%) were the largest contributors. Poor stock selection in the Consumer Discretionary sector detracted from the Fund’s returns. Express (down 36.4%) and Guess? (down 13.3%) were the largest detractors in the Consumer Discretionary sector.

2

American Beacon Small Cap Value FundSM

Fund Expenses

April 30, 2014 (Unaudited)

The Fund’s underweight position in Financials, one of the poorer performing sectors in the Index, and an overweight in Materials, the second best performing sector in the Index, added more than 10 basis points (0.10%) each to performance through sector allocation. Being underweight in Energy, the best performing sector in the Index, detracted from the Fund’s returns.

The sub-advisors continue to focus on uncovering investment opportunities through stock selection that should benefit the Fund’s performance over the longer-term.

Top Ten Holdings (% Net Assets)
First Horizon National Corp.	1.0
Con-way, Inc.	0.7
Oshkosh Corp.	0.7
LifePoint Hospitals, Inc.	0.7
Vishay Intertechnology, Inc.	0.7
HealthSouth Corp.	0.7
WellCare Health Plans, Inc.	0.7
American Axle & Manufacturing Holdings, Inc.	0.6
Synovus Financial Corp.	0.6
Portland General Electric Co.	0.6

Total Fund Holdings	622

Sector Allocation (% Equities)
Financials	27.4
Industrials	22.1
Consumer Discretionary	14.0
Information Technology	13.2
Health Care	6.4
Energy	5.9
Materials	5.8
Utilities	3.1
Consumer Staples	1.7
Telecommunication Services	0.4

3

American Beacon Small Cap Value FundSM

Performance Overview

April 30, 2014 (Unaudited)

Fund Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs including sales charges (loads) on purchase payments and (2) ongoing costs, including management fees, administrative service fees, distribution (12b-1) fees, and other Fund expenses. The examples below are intended to help you understand the ongoing cost (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the period in each Class and held for the entire period from November 1, 2013 through April 30, 2014.

Actual Expenses

The “Actual” lines of the table provide information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period. Shareholders of the Investor and Institutional Classes that invest in the Fund through an IRA or Roth IRA may be subject to a custodial IRA fee of $15 that is typically deducted each December. If your account was subject to a custodial IRA fee during the period, your costs would have been $15 higher.

Hypothetical Example for Comparison Purposes

The “Hypothetical” lines of the table provide information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed 5% per year rate of return before expenses (not the Fund’s actual return). You may compare the ongoing costs of investing in the Fund with other funds by contrasting this 5% hypothetical example and the 5% hypothetical examples that appear in the shareholder reports of the other funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. Shareholders of the Investor and Institutional

Classes that invest in the Fund through an IRA or Roth IRA may be subject to a custodial IRA fee of $15 that is typically deducted each December. If your account was subject to a custodial IRA fee during the period, your costs would have been $15 higher.

You should also be aware that the expenses shown in the table highlight only your ongoing costs and do not reflect any transaction costs charged by the Fund, such as sales charges (loads). Similarly, the expense examples for other funds do not reflect any transaction costs charged by those funds, such as sales charges (loads), redemption fees or exchange fees. Therefore, the “Hypothetical” lines of the table are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. If you were subject to any transaction costs during the period, your costs would have been higher.

	Beginning Account Value 11/1/13	Ending Account Value 4/30/14	Expenses Paid During Period* 11/1/13-4/30/14

Institutional Class
Actual	$1,000.00	$1,057.29	$4.08
Hypothetical **	$1,000.00	$1,020.83	$4.01

Y Class
Actual	$1,000.00	$1,056.65	$4.54
Hypothetical **	$1,000.00	$1,020.38	$4.46

Investor Class
Actual	$1,000.00	$1,055.43	$5.91
Hypothetical **	$1,000.00	$1,019.04	$5.81

Advisor Class
Actual	$1,000.00	$1,054.67	$6.57
Hypothetical **	$1,000.00	$1,018.40	$6.46

Retirement Class
Actual	$1,000.00	$1,053.50	$7.99
Hypothetical **	$1,000.00	$1,017.01	$7.85

A Class
Actual	$1,000.00	$1,054.95	$6.62
Hypothetical **	$1,000.00	$1,018.35	$6.51

AMR Class
Actual	$1,000.00	$1,058.75	$2.76
Hypothetical **	$1,000.00	$1,022.12	$2.71

C Class
Actual	$1,000.00	$1,050.64	$10.52
Hypothetical **	$1,000.00	$1,014.53	$10.34

*	Expenses are equal to the Fund’s annualized expense ratios for the six-month period of 0.80%, 0.89%, 1.16%, 1.29%, 1.57%, 1.30%, 2.07% and 0.54% for the Institutional, Y, Investor, Advisor, Retirement, A, C and AMR Classes, respectively, multiplied by the average account value over the period, multiplied by the number derived by dividing the number of days in the most recent fiscal half-year (181) by days in the year (365) to reflect the half-year period.
**	5% return before expenses.

4

American Beacon Small Cap Value FundSM

Schedule of Investments

April 30, 2014 (Unaudited)

	Shares	Fair Value
		(000’s)
COMMON STOCK - 96.28%
CONSUMER DISCRETIONARY - 13.46%
Auto Components - 1.86%
American Axle & Manufacturing Holdings, Inc.A	1,938,404	$34,212
Argan, Inc.	146,550	3,923
Biglari Holdings, Inc.	9,432	4,047
Cooper Tire & Rubber Co.	112,435	2,828
Dana Holding Corp.	477,420	10,107
Federal Signal Corp.	150,600	2,286
Remy International, Inc.	89,020	2,361
Standard Motor Products, Inc.	151,645	5,761
Tenneco, Inc.A	372,270	22,288
Visteon Corp.A	152,680	13,254

		101,067

Automobiles - 0.33%
Hyster-Yale Materials Handling, Inc.	59,082	5,695
Thor Industries, Inc.	183,320	11,159
Winnebago Industries, Inc.A	47,364	1,132

		17,986

Consumer Electronics - 0.11%
VOXX International Corp.A	503,511	5,916

Hotels, Restaurants & Leisure - 0.92%
Brinker International, Inc.	145,215	7,136
Cracker Barrel Old Country Store, Inc.	33,184	3,144
International Speedway Corp., Class A	84,874	2,668
Interval Leisure Group, Inc.	127,474	3,285
Lakes Entertainment, Inc.A	150,800	746
Life Time Fitness, Inc.A B	85,700	4,114
Orient-Express Hotels Ltd., Class AA	692,640	9,074
Ruby Tuesday, Inc.A	500,100	3,856
Ruth’s Hospitality Group, Inc.	166,150	2,092
Speedway Motorsports, Inc.	110,570	2,011
The Cheesecake Factory, Inc.	261,100	11,720

		49,846

Household Durables - 2.38%
Cavco Industries, Inc.A	62,369	4,862
Ethan Allen Interiors, Inc.	392,062	9,519
Haverty Furniture Companies, Inc.	103,239	2,637
Helen of Troy Ltd.A	303,380	19,022
Kimball International, Inc., Class B	73,843	1,238
Knoll, Inc.	442,140	8,043
La-Z-Boy, Inc.	37,515	909
Libbey Glass, Inc.A	87,525	2,334
Lifetime Brands, Inc.	9,908	189
M/I Homes, Inc.A	250,000	5,568
Matthews International Corp., Class A	43,400	1,751
Standard Pacific Corp.A	1,398,670	11,175
Taylor Morrison Home Corp.A	382,000	8,102
Tempur Sealy International, Inc.A	454,300	22,797
Whirlpool Corp.	174,200	26,718
William Lyon Homes, Class AA	177,200	4,625

		129,489

Internet & Catalog Retail - 0.20%
HSN, Inc.	70,820	4,110
Insight Enterprises, Inc.A	252,555	6,597

		10,707

	Shares	Fair Value
		(000’s)
Leisure Equipment & Products - 0.61%
Brunswick Corp.	529,700	$21,288
Johnson Outdoors, Inc., Class A	6,446	135
LeapFrog Enterprises, Inc.A B	241,347	1,653
Smith & Wesson Holding Corp.A B	386,746	5,937
Sturm Ruger & Co., Inc.B	67,710	4,357

		33,370

Media - 1.67%
AH Belo Corp., Class A	109,255	1,258
Banner Corp.	31,690	1,253
Carmike Cinemas, Inc.A	55,210	1,638
CTC Media, Inc.	283,980	2,462
Entercom Communications Corp., Class AA	96,881	1,046
EW Scripps Co., Class AA	759,796	13,015
John Wiley & Sons, Inc., Class A	328,898	18,898
Journal Communications, Inc., Class AA	125,955	1,010
Meredith Corp.B	289,990	12,780
New York Times Co., Class A	1,397,678	22,474
Saga Communications, Inc., Class A	3,787	168
Scholastic Corp.	176,083	5,795
Starz - Liberty CapitalA	282,600	9,120

		90,917

Multiline Retail - 0.60%
Big Lots, Inc.	448,650	17,723
Dillard’s, Inc., Class A	119,690	11,721
Fred’s, Inc., Class A	84,980	1,548
Stein Mart, Inc.	117,706	1,471

		32,463

Specialty Retail - 3.74%
Aaron’s, Inc.	138,355	4,077
ANN, Inc.A	115,774	4,537
Asbury Automotive Group, Inc.A	135,016	8,336
Big 5 Sporting Goods Corp.	378,548	4,622
Buckle, Inc.B	86,887	4,083
Cato Corp., Class A	310,989	8,860
Children’s Place Retail Stores, Inc.	201,940	9,693
Destination Maternity Corp.	138,433	3,414
Express, Inc.	652,360	9,505
Finish Line, Inc., Class A	146,005	4,020
Francesca’s Holdings Corp.A B	52,414	857
Genesco, Inc.A	71,430	5,455
Group 1 Automotive, Inc.	68,400	4,934
Kirkland’s, Inc.A	56,539	967
Lithia Motors, Inc., Class A	85,594	6,358
MarineMax, Inc.A	67,505	1,084
Men’s Wearhouse, Inc.	455,223	21,568
Office Depot, Inc.A	2,277,537	9,315
PC Connection, Inc.	71,410	1,429
Penske Automotive Group, Inc.	219,118	10,049
Pep Boys, Inc.A	837,025	8,554
Pier 1 Imports, Inc.	94,969	1,734
Rent-A-Center, Inc.	682,900	19,948
Rush Enterprises, Inc., Class AA	485,000	15,569
Select Comfort Corp.A	109,658	2,018
Sonic Automotive, Inc., Class A	1,059,192	25,782
Zumiez, Inc.A	284,130	6,947

		203,715

Textiles & Apparel - 1.04%
Brown Shoe Company, Inc.	55,131	1,301
G-III Apparel Group Ltd.A	21,348	1,532

See accompanying notes

5

American Beacon Small Cap Value FundSM

Schedule of Investments

April 30, 2014 (Unaudited)

	Shares	Fair Value
		(000’s)
Guess?, Inc.	605,770	$16,301
Oxford Industries, Inc.	72,080	4,758
Quiksilver, Inc.A	707,300	4,541
Skechers U.S.A., Inc., Class AA	234,340	9,606
Unifi, Inc.A	70,475	1,560
Unifirst Corp.	77,550	7,463
Vera Bradley, Inc.A B	332,620	9,413

		56,475

Total Consumer Discretionary		731,951

CONSUMER STAPLES - 1.60%
Food & Drug Retailing - 0.42%
Andersons, Inc.	63,078	3,929
Casey’s General Stores, Inc.	187,556	12,878
CST Brands, Inc.	172,260	5,621
Petmed Express, Inc.	12,101	158

		22,586

Food Products - 0.96%
Dean Foods Co.	607,250	9,619
Fresh Del Monte Produce, Inc.	377,940	10,919
Omega Protein Corp.A	92,857	1,055
Pilgrim’s Pride Corp.A	906,600	19,817
Sanderson Farms, Inc.	80,660	6,636
USANA Health Sciences, Inc.A B	59,222	4,019

		52,065

Personal Products - 0.14%
Elizabeth Arden, Inc.A	212,215	7,797

Tobacco - 0.08%
Universal Corp.B	80,717	4,405

Total Consumer Staples		86,853

ENERGY - 5.72%
Energy Equipment & Services - 3.30%
Atwood Oceanics, Inc.A	280,477	13,900
Bristow Group, Inc.	98,010	7,527
C&J Energy Services, Inc.A B	130,270	3,916
Dynegy, Inc.A	45,100	1,283
Exterran Holdings, Inc.	210,830	9,070
Gulf Island Fabrication, Inc.	193,530	3,882
Key Energy Services, Inc.A	2,164,190	21,729
McDermott International, Inc.A B	1,833,310	13,255
Newpark Resources, Inc.A	635,000	7,645
Parker Drilling Co.A	387,170	2,567
Patterson-UTI Energy, Inc.	472,010	15,354
PDC Energy, Inc.A	175,940	11,202
Precision Drilling Corp.	841,400	10,938
SEACOR Holdings, Inc.	71,140	5,932
Superior Energy Services, Inc.	615,730	20,271
Tesco Corp.	639,644	12,793
Unit Corp.A	276,946	18,265

		179,529

Oil & Gas - 2.42%
Adams Resources & Energy, Inc.	15,221	1,097
Arch Coal, Inc.	95,500	437
Bellatrix Exploration Ltd.A	522,830	5,082
Bill Barrett Corp.A B	576,440	13,650
Cloud Peak Energy, Inc.A	144,600	2,847
Comstock Resources, Inc.B	166,910	4,640
Gran Tierra Energy, Inc.A	372,440	2,663

	Shares	Fair Value
		(000’s)
Green Plains Renewable Energy, Inc.	37,746	$1,129
Helix Energy Solutions Group, Inc.A	364,700	8,767
LinnCo LLCB C	594,384	16,382
Natural Gas Services Group, Inc.A	44,326	1,360
Newfield Exploration Co.A	323,700	10,957
Peabody Energy Corp.	115,200	2,190
Rosetta Resources, Inc.A	26,300	1,245
Sanchez Energy Corp.A B	127,400	3,603
Stone Energy Corp.A	174,890	8,578
Synergy Resources Corp.A	944,560	10,995
Ultra Petroleum Corp.A B	590,150	17,587
Warren Resources, Inc.A	629,374	3,191
Western Refining, Inc.B	342,721	14,908

		131,308

Total Energy		310,837

FINANCIALS - 26.45%
Banks - 12.39%
1st Source Corp.	64,930	1,915
Associated Banc-Corp.	1,329,065	23,325
Astoria Financial Corp.	345,880	4,586
Banc of California, Inc.	279,150	3,509
BancFirst Corp.	11,350	661
Bancorp, Inc.A	372,297	5,890
BancorpSouth, Inc.	467,797	10,928
Bank of Hawaii Corp.	55,760	3,076
Bank of the Ozarks, Inc.	160,900	9,638
BankUnited, Inc.	277,550	9,156
BBCN Bancorp, Inc.	315,381	4,860
Berkshire Hills Bancorp, Inc.	55,438	1,299
BOK Financial Corp.	82,930	5,425
Boston Private Financial Holdings, Inc.	1,173,978	14,686
Brookline Bancorp, Inc.	916,380	8,321
Cardinal Financial Corp.	405,050	6,805
Cathay General Bancorp	251,302	5,931
Central Pacific Financial Corp.	81,810	1,536
Chemical Financial Corp.	242,857	6,817
City Holding Co.	38,050	1,636
City National Corp.	366,175	26,573
Clifton Bancorp, Inc.	228,300	2,646
CoBiz Financial, Inc.	559,567	5,618
Columbia Banking System, Inc.	128,140	3,180
Community Bank System, Inc.	27,960	1,040
CVB Financial Corp.	882,033	12,754
Dime Community Bancshares, Inc.	92,195	1,503
East West Bancorp, Inc.	248,500	8,576
Enterprise Financial Services Corp.	62,575	1,118
First Commonwealth Financial Corp.	303,070	2,603
First Financial Bancorp	25,900	419
First Financial Corp.	43,239	1,384
First Horizon National Corp.	4,617,628	53,056
First Interstate Bancsystem, Inc.	153,470	3,820
First Merchants Corp.	44,100	936
First Midwest Bancorp, Inc.	1,015,997	16,632
First NBC Bank Holding Co.A	219,200	6,817
First Niagara Financial Group, Inc.	1,767,887	15,770
FirstMerit Corp.	634,271	12,299
Flushing Financial Corp.	33,040	635
FNB Corp.	341,460	4,248
Fulton Financial Corp.	956,665	11,662
German American Bancorp, Inc.	22,322	581
Glacier Bancorp, Inc.	253,800	6,513

See accompanying notes

6

American Beacon Small Cap Value FundSM

Schedule of Investments

April 30, 2014 (Unaudited)

	Shares	Fair Value
		(000’s)
Great Southern Bancorp, Inc.	64,550	$1,851
Hancock Holding Co.	868,018	29,278
Hanmi Financial Corp.	391,700	8,331
Home Federal Bancorp, Inc.	177,000	2,664
Iberiabank Corp.	208,340	13,105
Independent Bank Corp.	95,460	3,543
International Bancshares Corp.	313,880	7,207
Lakeland Financial Corp.	39,545	1,447
MB Financial, Inc.	407,420	10,935
National Penn Bancshares, Inc.	410,497	4,011
NBT Bancorp, Inc.	167,038	3,783
Northwest Bancshares, Inc.	329,800	4,383
Old National Bancorp	273,300	3,859
Pinnacle Financial Partners, Inc.	325,560	11,255
PrivateBancorp, Inc.	286,624	7,902
Prosperity Bancshares, Inc.	421,174	24,849
Provident Financial Services, Inc.	297,668	5,173
Renasant Corp.	78,430	2,135
S&T Bancorp, Inc.	179,767	4,181
Sandy Spring Bancorp, Inc.	62,630	1,506
Square 1 Financial Inc.A	30,513	575
State Bank Financial Corp.	644,800	10,691
Sterling Bancorp	292,200	3,495
Stock Yards Bancorp, Inc.	39,326	1,159
Synovus Financial Corp.	10,555,150	33,882
Taylor Capital Group, Inc.A	28,280	602
TCF Financial Corp.	177,071	2,780
Tompkins Financial Corp.	8,170	385
Trustmark Corp.	65,130	1,490
UMB Financial Corp.	249,800	14,666
Umpqua Holdings Corp.B	701,214	11,661
United Community Banks, Inc.A	558,390	9,018
Valley National BancorpB	1,921,140	19,250
Washington Federal, Inc.	595,725	12,856
Washington Trust Bancorp, Inc.	93,800	3,208
Webster Financial Corp.	1,060,960	31,977
WesBanco, Inc.	137,593	4,161
Western Alliance BancorpA	99,396	2,293
Wilshire Bancorp, Inc.	233,910	2,339
Wintrust Financial Corp.	571,664	25,622

		673,891

Diversified Financials - 3.14%
Ambac Financial Group, Inc.A	113,380	3,422
Apollo Investment Corp.	531,836	4,249
Calamos Asset Management, Inc., Class A	267,705	3,261
Capitol Federal Financial, Inc.	439,750	5,295
Cash America International, Inc.	147,100	6,406
CoreLogic, Inc.A	647,570	18,151
Credit Acceptance Corp.A	74,068	9,741
Customers Bancorp, Inc.A	459,250	10,117
Encore Capital Group, Inc.A	70,350	3,041
ExlService Holdings, Inc.A	226,800	6,417
FBR & Co.A	68,118	1,757
Federated Investors, Inc., Class BB	84,907	2,423
GAMCO Investors, Inc., Class A	12,243	930
Global Cash Access Holdings, Inc.A	1,301,800	8,592
Green Dot Corp., Class AA	412,200	7,160
Greenhill & Co., Inc.	17,465	876
Home Loan Servicing Solutions Ltd.	239,770	5,311
Janus Capital Group, Inc.B	1,996,150	24,213
JGWPT Holdings, Inc.A	60,563	858
Nelnet, Inc., Class A	223,231	9,434

	Shares	Fair Value
		(000’s)
NewStar Financial, Inc.A	68,400	$781
Northfield Bancorp, Inc.	183,320	2,378
Oppenheimer Holdings, Inc., Class A	93,830	2,389
Oritani Financial Corp.	119,440	1,771
Outerwall, Inc.A B	60,900	4,223
Piper Jaffray Cos.A	311,896	13,680
Portfolio Recovery Associates, Inc.	46,960	2,684
Prospect Capital Corp.B	123,492	1,335
Stifel Financial Corp.A	212,585	9,943

		170,838

Insurance - 7.18%
Allied World Assurance Co. Holdings AG	148,775	16,022
American Equity Investment Life Holding Co.	193,090	4,503
American Financial Group, Inc.	204,535	11,951
Amtrust Financial Services, Inc.	217,531	8,412
Argo Group International Holdings Ltd.	62,340	2,769
Aspen Insurance Holdings Ltd.	459,250	21,024
Assurant, Inc.	78,900	5,319
Assured Guaranty Ltd.	281,140	6,722
CNO Financial Group, Inc.	776,081	13,387
Employers Holdings, Inc.	150,700	3,067
Endurance Specialty Holdings Ltd.	381,215	19,373
Enstar Group Ltd.A	102,843	13,277
FBL Financial Group, Inc., Class A	107,351	4,800
First American Financial Corp.	228,910	6,089
Global Indemnity PLCA D	434,723	11,651
Hanover Insurance Group, Inc.	267,210	15,618
HCC Insurance Holdings, Inc.	188,860	8,676
Hilltop Holdings, Inc.A	53,360	1,192
Horace Mann Educators Corp.	1,068,514	32,130
Imperial Holdings, Inc.A B	58,980	395
Infinity Property & Casualty Corp.	46,738	2,999
Kansas City Life Insurance Co.	22,736	945
Kemper Corp.	163,620	6,448
Maiden Capital Financing Trust	177,550	2,095
Montpelier Re Holdings Ltd.	260,108	7,954
National Western Life Insurance Co., Class A	13,983	3,262
Navigators Group, Inc.A	42,413	2,416
Old Republic International Corp.	779,960	12,916
OneBeacon Insurance Group Ltd., Class A	11,100	171
Platinum Underwriters Holdings Ltd.	347,727	21,806
Primerica, Inc.	150,730	6,917
ProAssurance Corp.	106,414	4,833
Protective Life Corp.	604,750	30,933
Renaissancere Holdings Ltd.	54,400	5,506
RLI Corp.	41,730	1,797
Safety Insurance Group, Inc.	121,330	6,517
Selective Insurance Group, Inc.	164,305	3,769
StanCorp Financial Group, Inc.	131,940	8,062
State Auto Financial Corp.	66,239	1,355
Stewart Information Services Corp.	133,836	4,082
Symetra Financial Corp.	1,107,730	22,886
Third Point Reinsurance Ltd.A	260,059	4,067
United Fire Group, Inc.	43,460	1,209
Validus Holdings Ltd.	266,110	9,865
White Mountains Insurance Group Ltd.	18,354	10,944

		390,131

Real Estate - 3.74%
Acadia Realty TrustE	347,650	9,432

See accompanying notes

7

American Beacon Small Cap Value FundSM

Schedule of Investments

April 30, 2014 (Unaudited)

	Shares	Fair Value
		(000’s)
Amerco, Inc.	66,650	$16,669
American Assets Trust, Inc.E	181,810	6,172
Apollo Commercial Real Estate Finance, Inc.E	336,200	5,719
Ashford Hospitality Prime, Inc.E	88,434	1,357
Ashford Hospitality Trust, Inc.E	318,090	3,264
Associated Estates Realty Corp.E	151,315	2,539
Brandywine Realty TrustE	458,625	6,673
CBL & Associates Properties, Inc.E	226,870	4,122
Chatham Lodging TrustE	500,000	10,165
Chesapeake Lodging TrustE	296,400	8,000
Colony Financial, Inc.E	265,400	5,772
Corporate Office Properties TrustE	546,380	14,616
EastGroup Properties, Inc.E	75,910	4,801
Excel Trust, Inc.E	414,650	5,233
Getty Realty Corp.E	362,510	6,859
Granite Real Estate Investment TrustE	161,700	6,214
Healthcare Trust of America, Inc., Class AE	1,047,440	12,245
HFF, Inc., Class A	31,348	1,066
Hospitality Properties TrustE	139,733	4,199
LaSalle Hotel PropertiesE	334,300	11,059
Mack-Cali Realty Corp.E	207,411	4,225
National Health Investors, Inc.E	61,040	3,766
New Residential Investment Corp.E	780,470	4,761
Omega Healthcare Investors, Inc.B E	128,935	4,484
Pebblebrook Hotel TrustE	415,704	14,317
Pennsylvania Real Estate Investment TrustE	228,815	3,787
RAIT Financial TrustB E	600,770	4,914
RLJ Lodging TrustE	422,700	11,273
Urstadt Biddle Properties, Inc., Class AE	268,060	5,471

		203,174

Total Financials		1,438,034

HEALTH CARE - 6.13%
Biotechnology - 0.12%
Charles River Laboratories International, Inc.A	66,884	3,593
PDL BioPharma, Inc.B	361,669	3,071

		6,664

Health Care Equipment & Supplies - 1.11%
Computer Programs and Systems, Inc.	137,080	8,654
Fabrinet	232,216	5,016
Haemonetics Corp.A	770,469	23,392
Hillenbrand, Inc.	87,910	2,672
Hill-Rom Holdings, Inc.	138,919	5,190
Integra LifeSciences Holdings Corp.A	71,355	3,252
Natus Medical, Inc.A	383,770	9,529
Thoratec Corp.A	72,700	2,383

		60,088

Health Care Providers & Services - 4.74%
Air Methods Corp.	238,850	13,297
Allscripts Healthcare Solutions, Inc.	649,340	9,883
Amsurg Corp.A	228,850	9,911
Centene Corp.A	209,290	13,897
Community Health Systems, Inc.	28,156	1,067
Covance, Inc.A	182,300	16,093
Ensign Group, Inc.	213,000	9,053
Gentiva Health Services, Inc.	201,390	1,516
Hanger Orthopedic Group, Inc.A	744,850	25,824

	Shares	Fair Value
		(000’s)
Health Net, Inc.A	193,000	$6,626
HealthSouth Corp.	1,092,680	37,850
Kindred Healthcare, Inc.	104,990	2,635
LifePoint Hospitals, Inc.A	683,150	38,202
Magellan Health Services, Inc.A	81,820	4,723
Omnicell, Inc.A	317,450	8,406
Owens & Minor, Inc.	163,680	5,490
Select Medical Holdings Corp.	1,005,445	14,036
Triple-S Management Corp., Class BA	103,011	1,543
WellCare Health Plans, Inc.A	554,900	37,439

		257,491

Pharmaceuticals - 0.16%
Questcor Pharmaceuticals, Inc.B	64,988	5,341
Taro Pharmaceutical Industries Ltd.A	30,900	3,471

		8,812

Total Health Care		333,055

INDUSTRIALS - 21.24%
Aerospace & Defense - 2.05%
AAR Corp.	277,442	7,186
Aerovironment, Inc.A	350,150	11,825
Aircastle Ltd.	644,951	11,332
Alliant Techsystems, Inc.	159,755	23,039
Cubic Corp.	151,600	7,190
Curtiss-Wright Corp.	27,153	1,736
Exelis, Inc.	613,730	11,379
Huntington Ingalls Industries, Inc.	83,000	8,549
Moog, Inc., Class AA	159,341	10,429
Orbital Sciences Corp.A	57,223	1,682
Sparton Corp.	50,875	1,382
Triumph Group, Inc.	100,200	6,494
World Fuel Services Corp.	202,850	9,238

		111,461

Building Products - 2.32%
American Woodmark Corp.A	185,750	5,574
Apogee Enterprises, Inc.	216,617	6,882
Armstrong World Industries, Inc.	221,800	11,658
Crane Co.	323,229	23,508
Drew Industries, Inc.	160,259	8,064
Masonite International Corp.	554,300	30,543
Owens Corning	53,100	2,169
Simpson Manufacturing Co., Inc.	381,325	12,504
Trex Co., Inc.A	280,200	22,001
Universal Forest Products, Inc.	60,174	3,038

		125,941

Commercial Services & Supplies - 7.09%
ABM Industries, Inc.	131,725	3,568
Apollo Group, Inc., Class AA	599,680	17,307
Bridgepoint Education, Inc.A	139,020	2,203
Brink’s Co.	311,110	7,915
Capella Education Co.	14,668	856
CDI Corp.	83,756	1,283
Clean Harbors, Inc.A	89,520	5,371
Convergys Corp.	402,345	8,667
Con-way, Inc.	942,500	40,036
CSG Systems International, Inc.	490,310	12,925
Deluxe Corp.	196,764	10,812
DeVry, Inc.	221,650	9,981
Dun & Bradstreet Corp.	114,220	12,651
Ennis, Inc.	126,992	1,900
G&K Services, Inc., Class A	62,130	3,289

See accompanying notes

8

American Beacon Small Cap Value FundSM

Schedule of Investments

April 30, 2014 (Unaudited)

	Shares	Fair Value
		(000’s)
Geo Group, Inc.E	678,672	$22,756
Heidrick & Struggles International, Inc.	161,500	3,044
Herman Miller, Inc.	848,610	26,163
Hudson Global, Inc.A	630,300	2,238
Interface, Inc.	653,134	11,750
ITT Educational Services, Inc.B	81,730	2,207
Kelly Services, Inc., Class A	201,948	4,253
Kforce, Inc.	45,674	1,056
Koppers Holdings, Inc.	89,574	3,825
Korn/Ferry InternationalA	744,059	21,615
McGrath Rentcorp	231,298	7,304
Mobile Mini, Inc.	605,400	26,746
Monotype Imaging Holdings, Inc.	290,720	7,678
Navigant Consulting, Inc.A	260,048	4,369
PHH Corp.A	993,995	23,627
PHI, Inc.A	33,250	1,490
Pitney Bowes, Inc.B	625,590	16,766
Providence Service Corp.A	79,084	3,212
Resources Connection, Inc.	155,633	2,118
RR Donnelley & Sons Co.	692,180	12,182
Steelcase, Inc., Class A	536,782	8,846
Strayer Education, Inc.A	20,815	887
TAL International Group, Inc.	108,470	4,575
TrueBlue, Inc.A	417,392	11,165
United Stationers Supply Co.B	378,040	14,188
Viad Corp.	143,041	3,297

		386,121

Construction & Engineering - 1.98%
AECOM Technology Corp.A	281,450	9,125
Aegion Corp.A	640,972	16,338
Comfort Systems USA, Inc.	1,004,065	15,061
Dycom Industries, Inc.A	373,500	11,728
EMCOR Group, Inc.	70,095	3,224
Engility Holdings, Inc.A	52,881	2,308
Granite Construction, Inc.	160,340	5,994
MYR Group, Inc.A	431,170	10,115
Tutor Perini Corp.	601,072	17,791
URS Corp.	336,180	15,841

		107,525

Diversified Manufacturing - 0.31%
Barnes Group, Inc.	419,347	16,153
Myers Industries, Inc.	50,905	952

		17,105

Electrical Equipment - 1.67%
Brady Corp., Class A	87,504	2,257
Energy XXI Bermuda Ltd.B	223,376	5,345
EnerSys, Inc.	178,439	12,059
Geospace Technologies Corp.A B	168,071	9,770
Global Power Equipment Group, Inc.	167,160	2,930
GrafTech International Ltd.A B	473,100	5,303
II-VI, Inc.	1,251,000	18,014
Regal-Beloit Corp.	305,390	22,823
The Babcock & Wilcox Co.	348,300	12,117

		90,618

Industrial Conglomerates - 0.23%
Chemed Corp.	72,600	6,046
ICF International, Inc.A	24,988	974
Park-Ohio Industries, Inc.	28,762	1,679
Standex International Corp.	29,600	1,757
Trimas Corp.A	57,646	2,067

		12,523

	Shares	Fair Value
		(000’s)
Machinery - 3.50%
Actuant Corp., Class A	67,817	$2,296
American Railcar Industries, Inc.	64,882	4,505
Ampco-Pittsburgh Corp.	61,569	1,233
Applied Industrial Technologies, Inc.	41,811	2,004
Astec Industries, Inc.	174,310	6,964
CIRCOR International, Inc.	72,800	5,912
Columbus McKinnon Corp.	76,572	2,028
Esterline Technologies Corp.A	136,404	14,871
FreightCar America, Inc.	226,650	5,952
ITT Corp.	119,310	5,147
John Bean Technologies Corp.	70,724	2,050
L.B. Foster Co., Class A	54,711	2,591
Lindsay Corp.B	43,130	3,801
Meritor, Inc.A	1,589,400	18,866
Miller Industries, Inc.	231,100	4,476
Mueller Industries, Inc.	231,780	6,708
NACCO Industries, Inc., Class A	28,952	1,552
Oshkosh Corp.	690,280	38,318
Tennant Co.	21,710	1,385
Terex Corp.	589,400	25,515
Titan International, Inc.B	758,400	13,280
Trinity Industries, Inc.	251,790	18,899
Watts Water Technologies, Inc., Class A	36,489	1,941

		190,294

Marine - 0.48%
Great Lakes Dredge & Dock Corp.	241,531	2,084
Gulfmark Offshore, Inc., Class A	85,880	3,865
Matson, Inc.	850,400	20,147

		26,096

Road & Rail - 1.11%
Forward Air Corp.	380,009	16,808
Heartland Express, Inc.	404,800	8,808
Landstar System, Inc.	193,560	12,192
Ryder System, Inc.	271,405	22,305

		60,113

Trading Companies & Distributors - 0.50%
Air Lease Corp.	320,060	11,481
MRC Global, Inc.A	218,500	6,378
WESCO International, Inc.A B	105,310	9,244

		27,103

Total Industrials		1,154,900

INFORMATION TECHNOLOGY - 12.72%
Communications Equipment - 1.75%
Anixter International, Inc.	136,512	13,375
ARRIS Group, Inc.A	770,948	20,114
Bel Fuse, Inc., Class B	166,923	3,632
Brocade Communications Systems, Inc.A	2,570,962	23,937
Emulex Corp.A	1,053,010	7,529
Finisar Corp.A	106,539	2,786
IxiaA	642,990	7,986
NeuStar, Inc., Class AA B	219,090	5,635
Plantronics, Inc.	232,622	10,135

		95,129

Computers & Peripherals - 0.70%
Datalink Corp.A	84,450	1,084
Lexmark International, Inc., Class A	450,860	19,388
Mercury Systems, Inc.A	665,137	9,285
Synaptics, Inc.A B	134,066	8,332

		38,089

See accompanying notes

9

American Beacon Small Cap Value FundSM

Schedule of Investments

April 30, 2014 (Unaudited)

	Shares	Fair Value
		(000’s)
Electronic Equipment & Instruments - 3.58%
AVX Corp.	540,380	$7,214
Benchmark Electronics, Inc.A	372,355	8,631
Celestica, Inc.A	191,200	2,122
Coherent, Inc.	41,207	2,460
Hittite Microwave Corp.	102,540	6,087
Ingram Micro, Inc., Class AA	684,711	18,460
Intersil Corp., Class A	517,486	6,386
Itron, Inc.A	77,746	2,954
Littelfuse, Inc.	203,300	18,409
Methode Electronics, Inc.	774,500	21,485
Nanometrics, Inc.A	207,047	3,367
Newport Corp.A	57,746	1,079
Plexus Corp.A	533,825	22,378
Sanmina Corp.A	444,860	9,008
Scansource, Inc.A	167,275	6,425
Tech Data Corp.A	141,649	8,852
TTM Technologies, Inc.A	347,870	2,745
Veeco Instruments, Inc.A	225,830	8,349
Vishay Intertechnology, Inc.	2,681,060	38,124

		194,535

Internet Software & Services - 0.49%
Blucora, Inc.	402,800	7,754
Constant Contact, Inc.A	34,185	884
Ebix, Inc.B	102,012	1,610
Netgear, Inc.A	501,021	16,183

		26,431

IT Consulting & Services - 1.23%
Booz Allen Hamilton Holding Corp.	463,580	10,774
CACI International, Inc., Class AA	193,270	13,461
CIBER, Inc.A	50,900	220
Mantech International Corp., Class A	65,870	1,965
Science Applications International Corp.	73,870	2,881
Sykes Enterprises, Inc.A	657,454	13,011
SYNNEX Corp.A	266,262	17,940
Unisys Corp.A	267,047	6,508

		66,760

Semiconductor Equipment & Products - 3.66%
Advanced Energy Industries, Inc.A	155,886	3,411
Amkor Technology, Inc.A	989,079	7,863
Brooks Automation, Inc.	2,251,410	23,031
Diodes, Inc.A	848,100	22,364
Fairchild Semiconductor International, Inc.A	1,245,400	15,854
FEI Co.	84,210	6,696
GT Advanced Technologies, Inc.A B	589,160	9,786
Integrated Device Technology, Inc.A	145,975	1,704
International Rectifier Corp.A	184,780	4,812
Kulicke & Soffa Industries, Inc.A	906,964	13,341
Microsemi Corp.	276,345	6,500
MKS Instruments, Inc.	324,170	9,125
Omnivision Technologies, Inc.A	559,454	10,926
ON Semiconductor Corp.A	1,821,900	17,144
Photronics, Inc.A	856,000	7,430
QLogic Corp.A	1,632,631	18,906
Teradyne, Inc.B	1,115,600	19,713
Ultra Clean Holdings, Inc.A	103,018	878

		199,484

Software - 1.31%
Comverse, Inc.A	295,980	7,382
Conversant, Inc.A	143,280	3,502

	Shares	Fair Value
		(000’s)
DST Systems, Inc.	57,020	$5,257
EPIQ Systems, Inc.	78,534	1,004
FARO Technologies, Inc.A	386,420	15,418
Mentor Graphics Corp.	1,228,300	25,425
Netscout Systems, Inc.A	341,520	13,306

		71,294

Total Information Technology		691,722

MATERIALS - 5.58%
Chemicals - 1.86%
A. Schulman, Inc.	56,610	2,033
American Vanguard Corp.	422,800	7,530
Axiall Corp.	31,400	1,463
Cabot Corp.	129,658	7,494
Cytec Industries, Inc.	127,480	12,151
FutureFuel Corp.	136,000	2,730
Innophos Holdings, Inc.	114,200	6,445
Innospec, Inc.	69,090	2,975
Landec Corp.A	521,850	6,189
Olin Corp.B	456,160	12,818
PolyOne Corp.	588,000	22,033
Quaker Chemical Corp.	29,618	2,204
Scotts Miracle-Gro Co., Class A	247,900	15,175

		101,240

Construction Materials - 0.02%
Boise Cascade Co.A	51,509	1,289

Containers & Packaging - 0.19%
Graphic Packaging Holding Co.A	375,451	3,852
KapStone Paper and Packaging Corp.	237,304	6,260
UFP Technologies, Inc.A	7,644	194

		10,306

Metals & Mining - 3.11%
Allegheny Technologies, Inc.	259,300	10,683
Allied Nevada Gold Corp.A	2,064,570	6,999
Carpenter Technology Corp.	195,330	12,267
Century Aluminum Co.A	310,300	4,267
Cliffs Natural Resources, Inc.B	459,340	8,140
Coeur d’Alene Mines Corp.	359,969	3,117
Commercial Metals Co.	66,700	1,281
Gibraltar Industries, Inc.A	468,139	7,996
Global Brass & Copper Holdings, Inc.	120,450	1,910
Haynes International, Inc.	117,160	6,215
Horsehead Holding Corp.A	860,400	13,414
Kaiser Aluminum Corp.	420,500	29,603
Materion Corp.	411,609	13,851
Noranda Aluminum Holding Corp.	1,357,600	4,819
Pan American Silver Corp.	307,093	3,980
Schnitzer Steel Industries, Inc., Class A	224,420	6,299
Steel Dynamics, Inc.	240,998	4,403
Stillwater Mining Co.A	645,500	10,186
United States Steel Corp.B	506,300	13,174
Worthington Industries, Inc.	173,404	6,381

		168,985

Paper & Forest Products - 0.40%
Domtar Corp.	95,430	8,910
Neenah Paper, Inc.	85,604	4,312
Resolute Forest Products, Inc.A B	306,970	5,476
Schweitzer-Mauduit International, Inc.	67,907	2,963

		21,661

Total Materials		303,481

See accompanying notes

10

American Beacon Small Cap Value FundSM

Schedule of Investments

April 30, 2014 (Unaudited)

	Shares	Fair Value
		(000’s)

TELECOMMUNICATION SERVICES - 0.44%
Diversified Telecommunication Services - 0.28%
Atlantic Tele-Network, Inc.	44,210	$2,616
EchoStar Corp., Class AA	137,940	6,201
IDT Corp., Class B	82,293	1,304
Vonage Holdings Corp.A	1,270,344	4,878

		14,999

Wireless Telecommunication Services - 0.16%
Telephone & Data Systems, Inc.	323,983	8,809

Total Telecommunication Services		23,808

UTILITIES - 2.94%
Electric - 2.31%
El Paso Electric Co.	347,320	13,136
Great Plains Energy, Inc.	1,005,390	26,974
Hawaiian Electric Industries, Inc.B	707,830	16,980
IDACORP, Inc.	262,745	14,751
NorthWestern Corp.	182,010	8,806
Ormat Technologies, Inc.B	121,210	3,234
PNM Resources, Inc.	233,880	6,474
Portland General Electric Co.	965,514	32,315
TECO Energy, Inc.B	20,935	376
The Empire District Electric Co.	103,400	2,515

		125,561

Gas - 0.24%
Chesapeake Utilities Corp.	129,420	8,187
Laclede Group, Inc.	104,640	4,961

		13,148

Multi-Utilities - 0.39%
Avista Corp.	155,940	5,013
Westar Energy, Inc.	446,470	16,020

		21,033

Total Utilities		159,742

Total Common Stock (Cost $4,182,336)		5,234,383

RIGHTS - 0.00% (Cost $26)
Community Health Systems, Inc	405,600	24

SHORT-TERM INVESTMENTS - 3.43%
American Beacon U.S. Government Money Market Select Fund, Select Class	20,000,000	20,000
JPMorgan U.S. Government Money Market Fund, Capital Class	166,228,569	166,229

Total Short-Term Investments (Cost $186,229)		186,229

SECURITIES LENDING COLLATERAL - 5.11%
American Beacon U.S. Government Money Market Select Fund, Select ClassF	240,667,889	240,668
DWS Government and Agency Securities Portfolio, Institutional Class	37,364,353	37,364

Total Securities Lending Collateral (Cost $278,032)		278,032

Fair Value
(000’s)
TOTAL INVESTMENTS - 104.82% (Cost $4,646,623)	$5,698,668
LIABILITIES, NET OF OTHER ASSETS - (4.82%)	(261,974)

TOTAL NET ASSETS - 100.00%	$5,436,694

Percentages are stated as a percent of net assets.

A	Non-income producing security.
B	All or a portion of this security is on loan at April 30, 2014.
C	LLC - Limited Liability Company.
D	PLC - Public Limited Company.
E	REIT - Real Estate Investment Trust.
F	The Fund is affiliated by having the same investment advisor.

See accompanying notes

11

American Beacon Small Cap Value FundSM

Schedule of Investments

April 30, 2014 (Unaudited)

Futures Contracts Open on April 30, 2014 (000’s):
Description	Type	Number of Contracts	Expiration Date	Contract Value	Unrealized Appreciation (Depreciation)
Russell 2000 Mini Index June Futures	Long	1,487	June, 2014	$167,079	$(6,500)

				$167,079	$(6,500)

See accompanying notes

12

American Beacon Small Cap Value FundSM

Statement of Assets and Liabilities

April 30, 2014 (Unaudited) (in thousands, except share and per share amounts)

Assets:
Investments in unaffiliated securities, at fair valueA,C	$5,438,000
Investments in affiliated securities, at fair valueB	260,668
Deposit with brokers for futures contracts	7,879
Receivable for investments sold	11,587
Receivable for fund shares sold	27,104
Dividends and interest receivable	1,568
Receivable for variation margin from open futures contracts	1,109
Prepaid expenses	95

Total assets	5,748,010

Liabilities:
Payable for investments purchased	21,490
Payable for fund shares redeemed	7,646
Payable upon return of securities loaned	278,032
Foreign currency, at fair valueD	12
Administrative service and service fees payable	1,465
Transfer agent fees payable	78
Custody and fund accounting fees payable	61
Professional fees payable	20
Prospectus and shareholder reports fees payable	211
Trustee fees payable	39
Other liabilities	12

Total liabilities	311,316

Net assets	$5,436,694

Analysis of Net Assets:
Paid-in-capital	4,019,247
Undistributed net investment income	6,308
Accumulated net realized gain	365,595
Unrealized appreciation of investments	1,052,045
Unrealized depreciation of foreign currency transactions	(1)
Unrealized depreciation of futures contracts	(6,500)

Net assets	$5,436,694

See accompanying notes

13

American Beacon Small Cap Value FundSM

Statement of Assets and Liabilities

April 30, 2014 (Unaudited) (in thousands except share and per share amounts)

Shares outstanding at no par value (unlimited shares authorized):
Institutional Class	138,320,133

Y Class	6,533,614

Investor Class	35,196,286

Advisor Class	4,229,409

Retirement Class	466,120

A Class	1,516,625

C Class	329,674

AMR Class	15,998,743

Net assets (not in thousands):
Institutional Class	$3,737,468,643

Y Class	$174,862,891

Investor Class	$923,833,361

Advisor Class	$110,007,434

Retirement Class	$11,910,035

A Class	$39,337,959

C Class	$8,397,697

AMR Class	$430,875,738

Net asset value, offering and redemption price per share:
Institutional Class	$27.02

Y Class	$26.76

Investor Class	$26.25

Advisor Class	$26.01

Retirement Class	$25.55

A Class	$25.94

A Class (offering price)	$27.52

C Class	$25.47

AMR Class	$26.93

A Cost of investments in unaffiliated securities	$4,385,955
B Cost of investments in affiliated securities	$260,668
C Fair value of securities on loan	$271,344
D Cost of foreign currency	$(11)

See accompanying notes

14

American Beacon Small Cap Value Fund

Statement of Operations

Six Months ended April 30, 2014 (Unaudited) (in thousands)

Investment Income:
Dividend income from unaffiliated securities (net of foreign taxes)A	$37,212
Dividend income from affiliated securities	1
Interest income	3
Income derived from securities lending, net	1,307

Total investment income	38,523

Expenses:
Management and investment advisory fees (Note 2)	12,319
Administrative service fees (Note 2):
Institutional Class	5,453
Y Class	216
Investor Class	1,412
Advisor Class	150
Retirement Class	17
A Class	56
C Class	15
AMR Class	122
Transfer agent fees:
Institutional Class	266
Y Class	3
Investor Class	27
Advisor Class	3
Retirement Class	2
A Class	2
C Class	1
AMR Class	7
Custody and fund accounting fees	269
Professional fees	84
Registration fees and expenses	69
Service fees (Note 2):
Y Class	72
Investor Class	1,719
Advisor Class	125
Retirement Class	14
A Class	21
C Class	6
Distribution fees (Note 2):
Advisor Class	125
Retirement Class	28
A Class	35
C Class	38
Prospectus and shareholder report expenses	144
Trustee fees	142
Other expenses	91

Total expenses	23,053

Net investment income	15,470

Realized and unrealized gain (loss) from investments:
Net realized gain (loss) from:
Investments	385,353
Commission recapture (Note 3)	114
Foreign currency transactions	(1)
Futures contracts	24,402
Change in net unrealized appreciation or (depreciation) of:
Investments	(118,364)
Foreign currency transactions	(2)
Futures contracts	(14,581)

Net gain from investments	276,921

Net increase in net assets resulting from operations	$292,391

A Foreign taxes	$60

See accompanying notes

15

American Beacon Small Cap Value Fund

Statement of Changes in Net Assets (in thousands)

	Six Months Ended April 30, 2014	Year Ended October 31, 2013
	(unaudited)

Increase (Decrease) in Net Assets:
Operations:
Net investment income	$15,470	$40,139
Net realized gain from investments, foreign currency, transactions and futures contracts	409,868	450,287
Change in net unrealized appreciation or (depreciation) from investments, foreign currency, transactions and futures contracts	(132,947)	842,058

Net increase in net assets resulting from operations	292,391	1,332,484

Distributions to Shareholders:
Net investment income:
Institutional Class	(17,234)	(28,357)
Y Class	(643)	(583)
Investor Class	(1,678)	(6,427)
Advisor Class	(160)	(423)
Retirement Class	(6)	(46)
A Class	(58)	(41)
C Class	(1)	(11)
AMR Class	(3,813)	(4,619)
Net realized gain from investments:
Institutional Class	(306,261)	(61,004)
Y Class	(11,351)	(1,275)
Investor Class	(85,372)	(20,484)
Advisor Class	(8,358)	(1,302)
Retirement Class	(978)	(190)
A Class	(1,549)	(120)
C Class	(645)	(71)
AMR Class	(46,178)	(8,358)

Net distributions to shareholders	(484,285)	(133,311)

Capital Share Transactions:
Proceeds from sales of shares	869,263	1,408,645
Reinvestment of dividends and distributions	472,994	5
Cost of shares redeemed	(821,082)	(972,369)

Net increase in net assets from capital share transactions	521,175	566,911

Net increase in net assets	329,281	1,766,084

Net Assets:
Beginning of period	5,107,413	3,341,329

End of Period *	$5,436,694	$5,107,413

* Includes undistributed net investment income (loss) of	$9,617	$17,740

See accompanying notes

16

American Beacon Small Cap Value FundSM

Notes to Financial Statements

April 30, 2014 (Unaudited)

1. Organization and Significant Accounting Policies

American Beacon Funds (the “Trust”), which is comprised of twenty-eight Funds, is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified, open-end management investment company. These financial statements and notes to the financial statements relate to the American Beacon Small Cap Value Fund (the “Fund”), a series of the Trust.

American Beacon Advisors, Inc. (the “Manager”) is a wholly-owned subsidiary of Lighthouse Holdings, Inc. and was organized in 1986 to provide business management, advisory, administrative and asset management consulting services to the Trust and other investors.

Class Disclosure

The Fund has multiple classes of shares designed to meet the needs of different groups of investors. The following table sets forth the differences among the classes:

Class:	Offered to:
Institutional Class	Investors making an initial investment of $250,000
Y Class	Investors making an initial investment of $100,000
Investor Class	General public and investors investing directly or through an intermediary
Advisor Class	Investors investing through an intermediary
Retirement Class	Investors investing through an intermediary
A Class	General public and investors investing through an intermediary with applicable sales charges, which may include a front-end sales charge and a contingent deferred sales charge (“CDSC”)
C Class	General public and investors investing through an intermediary with applicable sales charges, which may include a CDSC
AMR Class	Investors in the tax-exempt retirement and benefit plans of the Manager, AMR Corporation, and its affiliates

Each class offered by the Trust has equal rights as to assets and voting privileges. Income and non-class specific expenses are allocated daily to each class on the basis of the relative net assets. Realized and unrealized capital gains and losses of each class are allocated daily based on the relative net assets of each class of the Fund. Class specific expenses, where applicable, currently include administrative service fees, service fees, and distribution fees and vary among the classes as described more fully in Note 2.

Recently Adopted Accounting Pronouncements

In December 2011, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (ASU) No. 2011-11, Balance Sheet (Topic 210): Disclosures about Offsetting Assets and Liabilities. The amendments in the ASU enhance disclosures about offsetting of financial assets and liabilities to enable investors to understand the effect of these arrangements on a fund’s financial position. In January 2013, FASB issued ASU No. 2013-01, Balance Sheet (Topic 210): Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities. The amendments in ASU No. 2013-01 clarify the scope of disclosures required by ASU No. 2011-11. These ASUs are effective for annual periods beginning on or after January 1, 2013, and interim periods within those annual periods. The Funds adopted ASU 2011-11 and 2013-01 effective January 1, 2013. The adoption did not have any impact on the Funds’ financial statements as the accounting standard affects only the disclosure requirements for offsetting financial instruments.

17

American Beacon Small Cap Value FundSM

Notes to Financial Statements

April 30, 2014 (Unaudited)

2. Transactions with Affiliates

Management Agreement

The Trust and the Manager are parties to a Management Agreement that obligates the Manager to provide or oversee the provision of all investment advisory, fund management, and securities lending services. Investment assets of the Fund are managed by multiple investment advisors which have entered into separate investment advisory agreements with the Manager and the Trust. As compensation for performing the duties required under the Management Agreement, the Manager receives from the Fund an annualized fee equal to 0.05% of the average daily net assets. The Funds pay the unaffiliated investment advisors hired to direct investment activities of the Fund. Management fees paid during the six months ended April 30, 2014 were as follows (in thousands):

Management Fee Rate	Management Fee	Amounts paid to Investment Advisors	Net Amounts Retained by Manager
0.46%	$12,319	$10,980	$1,339

As compensation for services provided by the Manager in connection with securities lending activities, the lending Fund pays to the Manager, with respect to cash collateral posted by borrowers, a fee up to 25% of the net monthly interest income (the gross interest income earned by the investment of cash collateral, less the amount paid to borrowers and related expenses) from such activities and, with respect to loan fees paid by borrowers, a fee up to 25% of such loan fees. This fee is included in Income derived from securities lending and Management and investment advisory fees on the Statement of Operations. During the six months ended April 30, 2014, securities lending fees paid to the Manager were $140,026.

Administrative Services Agreement

The Manager and the Trust entered into an Administrative Services Agreement which obligates the Manager to provide or oversee administrative services to the Fund. As compensation for performing the duties required under the Administrative Services Agreement, the Manager receives an annualized fee of 0.30% of the average daily net assets of the Institutional, Y, Investor, Advisor, and Retirement Classes of the Fund, 0.40% of the average daily net assets of the A and C Classes of the Fund, and 0.05% of the average daily net assets of the AMR Class of the Fund.

Distribution Plans

The Fund, except for the Advisor, Retirement, A, and C Classes of the Fund, has adopted a “defensive” Distribution Plan (the “Plan”) in accordance with Rule 12b-1 under the Act, pursuant to which no separate fees will be charged to the Fund for distribution purposes. However, the Plan authorizes the management and administrative service fees received by the Manager and the investment advisors hired by the Manager to be used for distribution purposes. Under this Plan, the Fund does not intend to compensate the Manager or any other party, either directly or indirectly, for the distribution of Fund shares.

Separate Distribution Plans (the “Distribution Plans”) have been adopted pursuant to Rule 12b-1 under the Act for the Advisor, Retirement, A, and C Classes of the Fund. Under the Distribution Plans, as compensation for distribution assistance, the Manager receives an annual fee of 0.25% of the average daily net assets of the Advisor and A Classes, 0.50% of the average daily net assets of the Retirement Class, and 1.00% of the average daily net assets of the C Class. The fee will be payable without regard to whether the amount of the fee is more or less than the actual expenses incurred in a particular month by the Manager for distribution assistance.

18

American Beacon Small Cap Value FundSM

Notes to Financial Statements

April 30, 2014 (Unaudited)

Service Plans

The Manager and the Trust entered into Service Plans that obligate the Manager to oversee additional shareholder servicing of the Y, Investor, Advisor, Retirement, A, and C Classes. As compensation for performing the duties required under the Service Plans, the Manager receives 0.10% of the average daily net assets of the Y Class, 0.15% of the average daily net assets of the A and C Classes, 0.25% of the average daily net assets of the Advisor and Retirement Classes, and up to 0.375% of the average daily net assets of the Investor Class of the Fund.

Investment in Affiliated Funds

The Fund may invest in the American Beacon Money Market Select Fund (the “MM Select Fund”) and the American Beacon U.S. Government Money Market Select Fund (the “USG Select Fund”), (collectively the “Select Funds”). Cash collateral received by the Fund in connection with securities lending may be invested in the Select Funds. The Select Funds and the Fund have the same investment advisor and therefore, are considered to be affiliated. The Manager serves as investment advisor to the Select Funds and receives from the Select Funds an annualized fee of 0.09% of the average daily net assets of the Select Funds. During the six months ended April 30, 2014, the Manager earned fees from the Select Funds totaling $9,909 on the Fund’s direct investment in the Select Funds and $120,287 from the Fund’s securities lending collateral invested in the Select Funds.

Interfund Lending Program

Pursuant to an exemptive order by the Securities and Exchange Commission (“SEC”), the Fund, along with other registered investment companies having management contracts with the Manager, may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating Funds. During the six months ended April 30, 2014, the Fund did not participate in the program.

Expense Reimbursement Plan

The Fund has adopted an Expense Reimbursement Plan whereby the Manager may seek repayment of fees waived or expenses reimbursed for a period of up to three years. However, reimbursement will occur only if the Class’ average net assets have grown or expenses have declined sufficiently to allow reimbursement without causing its expense ratio to exceed the previously agreed upon contractual expense limit. During the six months ended April 30, 2014, the Manager contractually agreed to reimburse the C Class $24. The reimbursed expenses will expire in 2017. The carryover of excess expenses potentially reimbursable to the Manager, but not recorded as a liability is $5,000 expiring in 2017. The Fund has not recorded a liability for potential reimbursements, due to the current assessment that a reimbursement is unlikely.

Sales Commissions

The Fund’s distributor, Foreside Fund Services, LLC (“Foreside”), may receive a portion of A Class sales charges from broker dealers and it may be used to offset distribution related expenses. For the six months ended April 30, 2014, Foreside collected $8,225 from the sale of Class A Shares.

A CDSC of 0.50% will be deducted with respect to Class A Shares on certain purchases of $1,000,000 or more that are redeemed in whole or part within 18 months of purchase, unless waived as discussed in the Prospectus. Any applicable CDSC will be 0.50% of the lesser of the original purchase price or the value of the redemption of the Class A Shares redeemed. During the six months ended April 30, 2014, there were no CDSC fees collected for Class A Shares.

19

American Beacon Small Cap Value FundSM

Notes to Financial Statements

April 30, 2014 (Unaudited)

A CDSC of 1.00% will be deducted with respect to Class C Shares redeemed within 12 months of purchase, unless waived as discussed in the Prospectus. Any applicable CDSC will be 1.00% of the lesser of the original purchase price or the value of the redemption of the Class C Shares redeemed. During the six months ended April 30, 2014, $1,953 in CDSC fees were collected for the Fund.

3. Security Valuation and Fair Value Measurements

Investments are valued at the close of the New York Stock Exchange (the “Exchange”), normally 4 p.m. ET, each day that the Exchange is open for business. Equity securities, including exchange traded funds (“ETFs”) for which market quotations are available are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) on the primary market or exchange on which they trade.

Investments in open-end mutual funds are valued at the closing net asset value (“NAV”) per share of the mutual fund on the day of valuation. Investment grade short-term obligations with 60 days or less to maturity are valued using the amortized cost method, which approximates fair value.

Securities for which market prices are not readily available or are not reflective of the fair value of the security, as determined by the Manager, will be priced at fair value following procedures approved by the Trust’s Board of Trustees (the “Board”).

Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, a Fund is required to deposit with its futures broker, an amount of cash or U.S. Government and Agency Obligations in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and an appropriate payable or receivable for the change in value (“variation margin”) is recorded by the Fund. Gains or losses are recognized, but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed on the Statement of Assets and Liabilities.

Valuation Inputs

Various inputs may be used to determine the fair value of the Fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1	-	Quoted prices in active markets for identical securities.

Level 2	-	Prices determined using other significant observable inputs. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, and others.

Level 3	-	Prices determined using other significant unobservable inputs. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Level 1 and Level 2 trading assets and trading liabilities, at fair value

Common stocks and financial derivative instruments, such as futures contracts that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

20

American Beacon Small Cap Value FundSM

Notes to Financial Statements

April 30, 2014 (Unaudited)

Investments in registered open-end investment management companies will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy. Short-term investments having a maturity of 60 days or less are generally valued at amortized cost which approximates fair value. These investments are categorized as Level 2 of the fair value hierarchy.

The Fund’s investments are summarized by level based on the inputs used to determine their values. U.S. Generally Accepted Accounting Principles (“U.S. GAAP”) also requires all transfers between any levels to be disclosed. The end of period timing recognition has been adopted for the transfers between levels of the Fund’s assets and liabilities. During the six months ended April 30, 2014, there were no transfers between levels. As of April 30, 2014, the investments were classified as described below (in thousands):

	Level 1	Level 2	Level 3	Total
Common Stock*	$5,234,383	$—	$—	$5,234,383
Rights	24	—	—	24
Short-Term Investments – Money Market Funds	186,229	—	—	186,229
Securities Lending Collateral Invested in Money Market Funds	278,032			278,032

Total Investments in Securities	$5,698,668	$—	$—	$5,698,668

Financial Derivative Instruments
Futures Contracts	$(6,500)	$—	$—	$(6,500)

*	Refer to the Schedules of Investments for Industry Information.

Security Transactions and Investment Income

Security transactions are recorded on the trade date of the security purchase or sale. The Fund may purchase securities with delivery or payment to occur at a later date. At the time the Fund enters into a commitment to purchase a security, the transaction is recorded, and the value of the security is reflected in the NAV. The value of the security may vary with market fluctuations.

Dividend income, net of foreign taxes, is recorded on the ex-dividend date, except certain dividends from foreign securities which are recorded as soon as the information is available to the Fund. Interest income is earned from settlement date, recorded on the accrual basis, and adjusted, if necessary, for accretion of discounts and amortization of premiums. For financial and tax reporting purposes, realized gains and losses are determined on the basis of specific lot identification.

Dividends to Shareholders

Dividends from net investment income of the Fund normally will be declared and paid at least annually. Distributions, if any, of net realized capital gains are generally paid at least annually and recorded on the ex-dividend date.

Commission Recapture

The Fund has established brokerage commission recapture arrangements with certain brokers or dealers. If the Fund’s investment advisor chooses to execute a transaction through a participating broker, the broker rebates a portion of the commission back to the Fund. Any collateral benefit received through participation in the commission recapture program is directed exclusively to the Fund. This amount is reported with the net realized gain in the Fund’s Statement of Operations.

Allocation of Income, Expenses, Gains, and Losses

Income, expenses (other than those attributable to a specific class), gains, and losses are allocated daily to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.

21

American Beacon Small Cap Value FundSM

Notes to Financial Statements

April 30, 2014 (Unaudited)

Use of Estimates

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results may differ from those estimated.

Other

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liability arising out of the performance of their duties to the Trust. In the normal course of business, the Trust enters into contracts that provide indemnification to the other party or parties against potential costs or liabilities. The Trust’s maximum exposure under these arrangements is dependent on claims that may be made in the future and, therefore, cannot be estimated. The Trust has had no prior claims or losses pursuant to any such agreement.

4. Securities and Other Investments

Real Estate Investment Trusts

The Fund may own shares of real estate investment trusts (“REITs”) which report information on the source of their distributions annually. The Fund re-characterizes distributions received from REIT investments based on information provided by the REITs into the following categories: ordinary income, long-term capital gains, and return of capital. If information is not available on a timely basis from the REITs, the re-characterization will be estimated based on available information which may include the previous year allocation. If new or additional information becomes available from the REITs at a later date, a re-characterization will be made the following year. These re-characterizations are not recorded for financial statement purposes, but as an adjustment to the calculation of taxable income.

Other Investment Company Securities and Other Exchange Traded Products

The Fund may invest in shares of other investment companies, including open-end funds, closed-end funds, business development companies, ETFs, exchange-traded notes (“ETNs”), unit investment trusts, and other investment companies of the Trust. The Fund may invest in investment company securities advised by the Manager or a sub-advisor. Investments in the securities of other investment companies may involve duplication of advisory fees and certain other expenses. By investing in another investment company, a Fund becomes a shareholder of that investment company. As a result, Fund shareholders indirectly will bear a Fund’s proportionate share of the fees and expenses paid by shareholders of the other investment company, in addition to the fees and expenses Fund shareholders directly bear in connection with the Fund’s own operations. These other fees and expenses are reflected as Acquired Fund Fees and Expenses and are included in the Fees and Expenses Table for the Fund in its Prospectus, if applicable. Investments in other investment companies may involve the payment of substantial premiums above the value of such issuer’s portfolio securities.

5. Financial Derivative Instruments

Futures Contracts

Futures contracts are contracts to buy or sell a standard quantity of securities at a specified price on a future date. The Fund may enter into financial futures contracts as a method for keeping assets readily convertible to cash if needed to meet shareholder redemptions or for other needs while maintaining exposure to the stock or bond market, as applicable. The primary risks associated with the use of futures contracts are the possibility of illiquid markets or imperfect correlation between the values of the contracts and the underlying securities, or that the counterparty will fail to perform its obligations.

22

American Beacon Small Cap Value FundSM

Notes to Financial Statements

April 30, 2014 (Unaudited)

Upon entering into a futures contract, the Fund is required to set aside or deposit with a broker an amount, termed the initial margin, which typically represents a portion of the face value of the futures contract. The Fund usually reflects this amount on the Schedule of Investments as a U.S. Treasury Bill held as collateral for futures contracts or as Cash deposited with broker on the Statement of Assets and Liabilities. Payments to and from the broker, known as variation margin, are required to be made on a daily basis as the price of the futures contract fluctuates. Changes in initial settlement values are accounted for as unrealized appreciation (depreciation) until the contracts are terminated, at which time realized gains and losses are recognized. Futures contracts are valued at the most recent settlement price established each day by the exchange on which they are traded.

For the six months ended April 30, 2014, the Fund entered into future contracts primarily for return enhancement and exposing cash to markets.

The Fund’s average futures contracts outstanding fluctuate throughout the operating year as required to meet strategic requirements. The following table illustrates the quarterly volume of futures contracts. For purpose of this disclosure, volume is measured by contracts outstanding at period end.

	Average Futures Contracts Outstanding
For the Quarter Ended	October 31, 2013	April 30, 2014
Small Cap Value	119	77

The following is a summary of the Fund’s derivative financial instruments categorized by risk exposure (in thousands) (1) (2):

Fair Values of derivative financial instruments on the Statement of Assets and Liabilities as of April 30, 2014:

Statement of Assets and Liabilities	Derivatives	Fair Value
Unrealized depreciation of futures contracts	Equity Contracts	$6,500

The effect of financial derivative instruments on the Statement of Operations for the Period ended April 30, 2014:

Statement of Operations
Net realized gain (loss) of futures contracts	Equity Contracts	$24,402
Change in net unrealized depreciation of futures contracts	Equity Contracts	(14,581)

(1)	See Note 3 in the Notes to Financial Statements for additional information.
(2)	The volume of derivative activity described above is reflective of the derivative activity through the current period of operations.

6. Principal Risks

In the normal course of business the Fund trades financial instruments and enters into financial transactions where risk of potential loss exists. Security values fluctuate (market risk) and may decline due to factors affecting securities markets in general, particular industries represented in the securities markets or conditions specifically related to a particular company. Failure of the other party to a transaction to perform (credit and counterparty risk), for example by not making principal and interest payments when due, reduces the value of the issuer’s debt and could reduce the Fund’s income. Similar to credit risk, the Fund may be exposed to counterparty risk, or the risk that an institution or other entity with which the Fund has unsettled or open transactions will fail to make required payments or otherwise comply with the terms of the instrument, transaction or contract. The potential loss could exceed the value of the financial assets recorded in the financial statements. Some of the Fund’s investments may be illiquid and the Fund may not be able to vary the portfolio investments in response to changes in economic and other conditions. If a Fund is required to liquidate all or a portion of its investments quickly, the Fund may realize significantly less than the value at which it previously recorded those investments.

23

American Beacon Small Cap Value FundSM

Notes to Financial Statements

April 30, 2014 (Unaudited)

Market Risks

The Fund’s investments in financial derivatives and other financial instruments expose the Fund to various risks such as, but not limited to, interest rate, foreign currency and equity risks.

Interest rate risk is the risk that fixed income securities will decline in value because of changes in interest rates. As nominal interest rates rise, the value of certain fixed income securities held by the Fund is likely to decrease. A nominal interest rate can be described as the sum of a real interest rate and an expected inflation rate. Fixed income securities with longer durations tend to be more sensitive to changes in interest rates, usually making them more volatile than securities with shorter durations. Duration is useful primarily as a measure of the sensitivity of a fixed income’s market price to interest rate (i.e. yield) movements.

If the Fund invests directly in foreign currencies or in securities that trade in, and receive revenues in, foreign currencies, or in financial derivatives that provide exposure to foreign currencies, they will be subject to the risk that those currencies will decline in value relative to the base currency of the Fund, or, in the case of hedging positions, that the Fund’s base currency will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, or by the imposition of currency controls or other political developments in the United States or abroad. As a result, the Fund’s investments in foreign currency denominated securities may reduce the returns of the Fund.

The fair values of equities, such as common stocks and preferred securities or equity related investments such as futures, may decline due to general market conditions which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. They may also decline due to factors which affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. Equity securities and equity related investments generally have greater market price volatility than fixed income securities.

Counterparty Credit Risk

A derivative contract may suffer a mark to market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.

With exchange traded futures, there is less counterparty credit risk to the Funds since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, the credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, a Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency) of the clearing broker or clearinghouse. Additionally, credit risk exists in exchange traded futures with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Funds.

Cash collateral that has been pledged to cover obligations of the Fund and cash collateral received from the counterparty, if any, is reported separately on the Statement of Assets and Liabilities as Deposits

24

American Beacon Small Cap Value FundSM

Notes to Financial Statements

April 30, 2014 (Unaudited)

with brokers for futures contracts and Payable to brokers for futures contracts, respectively. Non-cash collateral pledged by the Funds, if any, is noted in the Schedule of Investments. Generally, the amount of collateral due from or to a party is determined at the close of business of the Fund and additional required collateral is delivered to/pledged by the Fund on the next business day. To the extent amounts due to the Funds from its counterparties are not fully collateralized, contractually or otherwise, the Funds bear the risk of loss from counterparty non-performance. The Funds attempt to mitigate counterparty risk by only entering into agreements with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.

Offsetting Assets and Liabilities

The Fund is a party to enforceable master netting agreements between brokers and counterparties such as International Swaps and Derivatives Association (“ISDA”) agreements which provide for the right to offset under certain circumstances. The Fund employs multiple money managers and counterparties and has elected not to offset qualifying financial and derivative instruments on the Statement of Assets and Liabilities, as such all financial and derivative instruments are presented on a gross basis. The impacts of netting arrangements that provide the right to offset are detailed below. The net amount represents the net receivable or payable that would be due from or to the counterparty in the event of default. Exposure from borrowings and other financing agreements can only be netted across transactions governed by the same Master Agreement with the same legal entity. All amounts reported below represent the balance as of the report date, April 30, 2014 (in thousands):

Offsetting of Financial Assets and Derivative Assets as of April 30, 2014

Description	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Liabilities Presented in the Statement of Assets and Liabilities
Futures Contracts	$1,109	$—	$1,109
Securities on Loan	271,344	—	271,344

	$272,453	$—	$272,453

Financial Assets, Derivative Assets, and Collateral Pledged by Counterparty as of April 30, 2014

	Net amount of Assets Presented in the Statement of Assets and Liabilities	Gross Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty		Financial Instruments	Cash Collateral Received[1]	Net Amount
Barclays Capital, Inc.	$50,067	$—	$(50,067)	$—
BNP Paribas Prime Brokerage	32,878	—	(32,878)	—
Citigroup Global Markets, Inc.	28,328	—	(28,328)	—
Credit Suisse Securities LLC	58,890	—	(58,890)	—
Deutsche Bank Securities, Inc.	46,662	—	(46,662)	—
Goldman Sachs & Co.	14,774	—	(14,774)	—
Goldman Sachs & Co.	1,109	—	—	1,109
JPMorgan Clearing Corp.	20,050	—	(20,050)	—
Merrill Lynch, Pierce, Fenner & Smith, Inc.	6,961	—	(6,961)	—
Scotia Capital USA Inc.	7,893	—	(7,893)	—
UBS Securities LLC	4,841	—	(4,841)	—

Total:	$272,453	$—	$(271,344)	$1,109

[1]	Excess of collateral received from the individual counterparty is not shown for financial reporting purposes. Collateral with a value of $278,032 has been received in connection with securities lending transactions.

7. Federal Income and Excise Taxes

It is the policy of the Fund to qualify as a regulated investment company (“RIC”), by complying with all applicable provisions of Subchapter M of the Internal Revenue Code, as amended, and to make distribution of taxable income sufficient to relieve it from substantially all federal income and excise taxes. For federal income tax purposes, the Fund is treated as a single entity for the purpose of determining such qualification.

25

American Beacon Small Cap Value FundSM

Notes to Financial Statements

April 30, 2014 (Unaudited)

The Fund does not have any unrecognized tax benefits in the accompanying financial statements. The tax years for the periods ended October 31, 2010, 2011, 2012, and 2013 remain subject to examination by the Internal Revenue Service. If applicable, the Fund recognizes interest accrued related to unrecognized tax benefits in interest expense and penalties in “Other expenses” on the Statement of Operations.

Dividends are categorized in accordance with income tax regulations which may treat certain transactions differently than U.S. GAAP. Accordingly, the character of distributions and composition of net assets for tax purposes may differ from those reflected in the accompanying financial statements.

A Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on returns of income earned or gains realized or repatriated. Taxes are accrued and applied to net investment income, net realized capital gains and net unrealized appreciation or depreciation, as applicable, as the income is earned or capital gains are recorded.

The tax character of distributions paid were as follows (in thousands):

	Six Months Ended April 30, 2014	Year Ended October 31, 2013
	(unaudited)
Distributions paid from:
Ordinary income*
Institutional Class	$99,898	$28,357
Y Class	3,707	583
Investor Class	24,721	6,427
Advisor Class	2,416	423
Retirement Class	270	46
A Class	476	41
C Class	174	11
AMR Class	16,277	4,619
Long-Term Capital gain
Institutional Class	223,598	61,004
Y Class	8,287	1,275
Investor Class	62,329	20,484
Advisor Class	6,102	1,302
Retirement Class	714	190
A Class	1,131	120
C Class	471	71
AMR Class	33,714	8,358

Total distributions paid	$484,285	$133,311

*	For tax purposes, short-term capital gains are considered ordinary income distributions.

As of April 30, 2014, the components of distributable earnings or (deficits) on a tax basis were as follows (in thousands):

Cost basis of investments for federal income tax purposes	$4,681,879

Unrealized appreciation	1,135,749
Unrealized depreciation	(118,960)

Net unrealized appreciation	1,016,789

Undistributed ordinary income	70,373
Accumulated long-term gain	336,786
Other temporary differences	(6,501)

Distributable earnings or (deficits)	$1,417,447

Financial reporting records are adjusted for permanent book/tax differences to reflect tax character. Financial records are not adjusted for temporary differences. The temporary differences between financial reporting and tax-basis reporting of unrealized appreciation or (depreciation) are attributable primarily to the tax deferral of losses from wash sales, the realization for tax purposes of unrealized gains or (losses) on certain derivative instruments, and reclassifications of income from real estate investment securities.

26

American Beacon Small Cap Value FundSM

Notes to Financial Statements

April 30, 2014 (Unaudited)

Due to inherent differences in the recognition of income, expenses and realized gains/losses under U.S. GAAP and federal income tax regulations, permanent differences between book and tax reporting have been identified and appropriately reclassified on the Statement of Assets and Liabilities.

Accordingly, the following amounts represent current year permanent differences derived from reclassifications of income from real estate investment securities as of April 30, 2014 (in thousands):

Paid-in-capital	$(27)
Undistributed net investment income	(3,309)
Accumulated net realized gain (loss)	3,335
Unrealized appreciation or (depreciation) of investments and futures contracts	1

Under the Regulated Investment Company Modernization Act of 2010 (the “RIC MOD”), net capital losses recognized by the Fund in taxable years beginning after December 22, 2010 are carried forward indefinitely and retain their character as short-term and/or long-term losses. Prior to RIC MOD, net capital losses incurred by the Fund were carried forward for eight years and treated as short-term losses. RIC MOD requires that post-enactment net capital losses be used before pre-enactment net capital losses.

As of April 30, 2014, the Fund did not have capital loss carryforwards.

8. Investment Transactions

The aggregate cost of purchases and proceeds from sales of investments, other than short-term obligations, for the six months ended April 30, 2014 were $2,025,177 and $1,804,461, respectively (in thousands).

A summary of the Fund’s direct transactions and security lending collateral transactions in the Select Funds for the six months ended April 30, 2014 is set forth below (in thousands):

Type of Transaction	Affiliate	October 31, 2013 Shares/Fair Value	Purchases	Sales	April 30, 2014 Shares/Fair Value	Dividend Income
Direct	USG Select Fund	$20,000	$—	$—	$20,000	$1
Securities Lending	USG Select Fund	267,629	430,498	457,459	240,668	$—

9. Securities Lending

The Fund may lend its securities to qualified financial institutions, such as certain broker-dealers, to earn additional income. The borrowers are required to secure their loans continuously with collateral in an amount at least equal to the fair value of the securities loaned, initially in an amount at least equal to 102% of the fair value of domestic securities loaned and 105% of the fair value of international securities loaned. Collateral is monitored and marked to market daily. Daily mark to market amounts are required to be paid to the borrower or received from the borrower by the end of the following business day. This one day settlement for mark to market amounts may result in the collateral being temporarily less than the value of the securities on loan or temporarily more than the required minimum collateral.

To the extent that a loan is collateralized by cash, such cash collateral shall be invested by the securities lending agent (the “Agent”) in money market mutual funds, and other short-term investments, provided the investments meet certain quality and diversification requirements. Securities purchased with cash collateral proceeds are listed in the Fund’s Schedule of Investments and the collateral is shown on the Statements of Assets and Liabilities as a payable.

Securities lending income is generated from the demand premium (if any) paid by the borrower to borrow a specific security and from the return on investment of cash collateral, reduced by negotiated rebate

27

American Beacon Small Cap Value FundSM

Notes to Financial Statements

April 30, 2014 (Unaudited)

fees paid to the borrower and transaction costs. To the extent that a loan is secured by non-cash collateral, securities lending income is generated as a demand premium reduced by transaction costs. The Fund, the Agent, and the Manager retained 80%, 10%, and 10%, respectively, of the income generated from securities lending.

While securities are on loan, the Fund continues to receive certain income associated with that security and any gain or loss in the market price that may occur during the term of the loan. In the case of domestic equities, the value of any dividend is received in the form of a substitute payment approximately equal to the dividend. In the case of foreign securities, a negotiated amount is received that is less than the actual dividend, but higher than the dividend amount minus the foreign tax that the Fund would be subject to on the dividend.

Securities lending transactions pose certain risks to the Fund, including that the borrower may not provide additional collateral when required or return the securities when due, that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower, that non-cash collateral may be subject to legal constraints in the event of a borrower bankruptcy, and that the cash collateral investments could become illiquid and unable to be used to return collateral to the borrower. The Fund could also experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the cash collateral available for return to the borrower and any action which impairs its ability to liquidate non-cash collateral to satisfy a borrower default.

As of April 30, 2014, the value of outstanding securities on loan and the value of collateral was as follows (in thousands):

Fair Value of Securities on Loan	Non-Cash Collateral	Cash Collateral Posted by Borrower
$260,668	$—	$278,032

Cash collateral is listed in the Fund’s Schedule of Investments and is shown on the Statement of Assets and Liabilities. Income earned on these investments is included in Income derived from securities lending in the Statement of Operations.

Non-cash collateral received by the Fund may not be sold or re-pledged except to satisfy a borrower default. Therefore, non-cash collateral is not included on the Fund’s Schedule of Investments or Statement of Assets and Liabilities.

28

American Beacon Small Cap Value FundSM

Notes to Financial Statements

April 30, 2014 (Unaudited)

10. Capital Share Transactions

The tables below summarize the activity in capital shares for each Class of the Fund (dollars and shares in thousands):

For the Six Months Ended April 30, 2014

	Institutional Class		Y Class		Investor Class		Advisor Class
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	20,106	$549,740	2,702	$73,373	4,794	$127,600	1,151	$30,069
Reinvestment of dividends	11,848	315,751	397	10,475	3,287	85,209	331	8,518
Shares redeemed	(15,957)	(433,889)	(983)	(26,883)	(7,137)	(188,527)	(506)	(13,211)

Net increase in shares outstanding	15,997	$431,602	2,116	$56,965	944	$24,282	976	$25,376

	Retirement Class		A Class		C Class		AMR Class
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	116	$2,978	1,179	$30,741	95	$2,455	1,869	$52,307
Reinvestment of dividends	39	984	58	1,480	23	586	1,883	49,991
Shares redeemed	(81)	(2,105)	(217)	(5,656)	(29)	(747)	(5,696)	(150,064)

Net increase (decrease) in shares outstanding	74	$1,857	1,020	$26,565	89	$2,294	(1,944)	$(47,766)

For the Year Ended October 31, 2013

	Institutional Class		Y Class		Investor Class		Advisor Class
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	37,159	$902,916	3,218	$79,916	8,515	$204,966	1,651	$39,639
Reinvestment of dividends	4,074	87,155	76	1,609	1,280	26,702	83	1,725
Shares redeemed	(22,965)	(558,334)	(743)	(18,501)	(12,103)	(280,730)	(678)	(15,889)

Net increase (decrease) in shares outstanding	18,268	$431,737	2,551	$63,024	(2,308)	$(49,062)	1,056	$25,475

	Retirement Class		A Class		C Class		AMR Class
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	241	$5,651	379	$9,237	137	$3,248	6,574	$163,072
Reinvestment of dividends	12	236	8	151	4	80	609	12,977
Shares redeemed	(178)	(3,948)	(90)	(2,136)	(17)	(396)	(3,840)	(92,435)

Net increase in shares outstanding	75	$1,939	297	$7,252	124	$2,932	3,343	$83,616

29

American Beacon Small Cap Value FundSM

Financial Highlights

(For a share outstanding throughout the period)

	Institutional Class
	Six Months		Year Ended October 31,
	Ended
	April 30,
	2014		2013	2012	2011A	2010	2009
	(unaudited)

Net asset value, beginning of period	$28.04		$21.04	$18.75	$17.84	$14.39	$12.53

Income from investment operations:

Net investment income (loss)	0.08		0.25	0.17	0.08	0.08	0.10

Net gains (losses) from investments (both realized and unrealized)	1.49		7.60	2.20	0.92	3.46	1.96

Total income (loss) from investment operations	1.57		7.85	2.37	1.00	3.54	2.06

Less distributions:
Dividends from net investment income	(0.14)		(0.27)	(0.08)	(0.09)	(0.09)	(0.20)
Distributions from net realized gains	(2.45)		(0.58)	—	—	—	—

Total distributions	(2.59)		(0.85)	(0.08)	(0.09)	(0.09)	(0.20)

Net asset value, end of period	$27.02		$28.04	$21.04	$18.75	$17.84	$14.39

Total return B	5.73	%C	38.59%	12.71%	5.57%	24.71%	16.97%

Ratios and supplemental data:
Net assets, end of period (in thousands)	$3,737,469		$3,430,107	$2,189,761	$1,843,285	$1,470,084	$1,040,805
Ratios to average net assets:
Expenses before reimbursements	0.80	%D	0.82%	0.82%	0.82%	0.81%	0.84%
Expenses, net of reimbursements	0.80%		0.82%	0.82%	0.82%	0.81%	0.84%
Net investment income (loss), before reimbursements	0.63	%D	1.01%	0.87%	0.47%	0.52%	0.87%
Net investment income (loss), net of reimbursements	0.63	%D	1.01%	0.87%	0.47%	0.52%	0.87%
Portfolio turnover rate	35	%C	48%	51%	59%	59%	61%

A	On November 30, 2010, Metropolitan West Capital Management LLC was terminated and ceased managing assets of the Small Cap Value Fund.
B	Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.
C	Not annualized.
D	Annualized
E	Portfolio turnover rate is for the period from November 1, 2008 through October 31, 2009.

30

American Beacon Small Cap Value FundSM

Financial Highlights

(For a share outstanding throughout the period)

Y Class								Investor Class
Six Months		Year Ended October 31,				Aug. 03		Six Months		Year Ended October 31,
Ended						to		Ended
April 30,						Oct. 31,		April 30,
2014		2013	2012	2011A	2010	2009		2014		2013	2012	2011A	2010	2009
(unaudited)								(unaudited)

$27.81		$20.89	$18.66	$17.76	$14.37	$14.03		$27.27		$20.47	$18.23	$17.40	$14.05	$12.22

0.09		0.22	0.15	0.06	0.14	—		0.04		0.18	0.11	0.02	0.03	0.08

1.45		7.55	2.19	0.92	3.36	0.34		1.44		7.38	2.13	0.88	3.37	1.91

1.54		7.77	2.34	0.98	3.50	0.34		1.48		7.56	2.24	0.90	3.40	1.99

(0.14)		(0.27)	(0.11)	(0.08)	(0.11)	—		(0.05)		(0.18)	—	(0.07)	(0.05)	(0.16)
(2.45)		(0.58)	—	—	—	—		(2.45)		(0.58)	—	—	—	—

(2.59)		(0.85)	(0.11)	(0.08)	(0.11)	—		(2.50)		(0.76)	—	(0.07)	(0.05)	(0.16)

$26.76		$27.81	$20.89	$18.66	$17.76	$14.37		$26.25		$27.27	$20.47	$18.23	$17.40	$14.05

5.66	%C	38.45%	12.58%	5.49%	24.44%	2.42	%C	5.54	%C	38.11%	12.31%	5.20%	24.21%	16.59%

$174,863		$122,850	$38,982	$29,234	$931	$1		$923,833		$934,041	$748,550	$843,400	$911,737	$719,239

0.89	%D	0.91%	0.91%	0.94%	0.91%	1.11	%D	1.16	%D	1.18%	1.18%	1.17%	1.18%	1.15%
0.89	%D	0.91%	0.91%	0.94%	0.91%	1.11	%D	1.16	%D	1.18%	1.18%	1.17%	1.18%	1.15%
0.51	%D	0.74%	0.77%	0.30%	0.39%	0.03	%D	0.29	%D	0.73%	0.51%	0.12%	0.17%	0.59%
0.51	%D	0.74%	0.77%	0.30%	0.39%	0.03	%D	0.29	%D	0.73%	0.51%	0.12%	0.17%	0.59%
35	%C	48%	51%	59%	59%	61	%E	35	%C	48%	51%	59%	59%	61%

31

American Beacon Small Cap Value FundSM

Financial Highlights

(For a share outstanding throughout the period)

	Advisor Class
	Six Months		Year Ended October 31,
	Ended
	April 30
	2014		2013	2012	2011A	2010	2009
	(unaudited)

Net asset value, beginning of period	$27.06		$20.35	$18.15	$17.33	$13.97	$12.13

Income from investment operations:

Net investment income (loss)	0.03		0.14	0.06	(0.01)	0.01	0.06

Net gains (losses) from investments (both realized and unrealized)	1.42		7.34	2.14	0.89	3.35	1.90

Total income (loss) from investment operations	1.45		7.48	2.20	0.88	3.36	1.96

Less distributions:
Dividends from net investment income	(0.05)		(0.19)	—	(0.06)	—	(0.12)
Distributions from net realized gains	(2.45)		(0.58)	—		—	—

Total distributions	(2.50)		(0.77)	—	(0.06)	—	(0.12)

Net asset value, end of period	$26.01		$27.06	$20.35	$18.15	$17.33	$13.97

Total return B	5.47	%C	37.93%	12.18%	5.07%	24.05%	16.41%

Ratios and supplemental data:
Net assets, end of period (in thousands)	$110,007		$88,033	$44,731	$33,032	$32,295	$28,333

Ratios to average net assets:
Expenses before reimbursements	1.29	%D	1.31%	1.32%	1.32%	1.32%	1.34%
Expenses, net of reimbursements	1.29	%D	1.31%	1.32%	1.32%	1.32%	1.31%
Net investment income (loss), before reimbursements	0.13	%D	0.46%	0.35%	(0.02)%	0.03%	0.44%
Net investment income (loss), net of reimbursements	0.13	%D	0.46%	0.35%	(0.02)%	0.03%	0.48%
Portfolio turnover rate	35	%C	48%	51%	59%	59%	61%

A	On November 30, 2010, Metropolitan West Capital Management LLC was terminated and ceased managing assets of the Small Cap Value Fund.
B	Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.
C	Not annualized.
D	Annualized
E	Portfolio turnover rate is for the period from November 1, 2008 through October 31, 2009.

32

American Beacon Small Cap Value FundSM

Financial Highlights

(For a share outstanding throughout the period)

	Retirement Class
	Six Months		Year Ended October 31,				May 1
	Ended						to
	April 30,						Oct. 31,
	2014		2013	2012	2011A	2010	2009
	(unaudited)

Net asset value, beginning of period	$26.63		$20.05	$18.01	$17.23	$13.95	$11.58

Income from investment operations:

Net investment income (loss)	0.00		0.09	0.06	0.02	0.04	(0.02)

Net gains (losses) from investments (both realized and unrealized)	1.38		7.21	2.05	0.81	3.28	2.39

Total income (loss) from investment operations	1.38		7.30	2.11	0.83	3.32	2.37

Less distributions:
Dividends from net investment income	(0.01)		(0.14)	(0.07)	(0.05)	(0.04)	—
Distributions from net realized gains	(2.45)		(0.58)		—	—	—

Total distributions	(2.46)		(0.72)	(0.07)	(0.05)	(0.04)	—

Net asset value, end of period	$25.55		$26.63	$20.05	$18.01	$17.23	$13.95

Total return B	5.35	%C	37.52%	11.77%	4.79%	23.82%	20.47	%C

Ratios and supplemental data:
Net assets, end of period (in thousands)	$11,910		$10,446	$6,366	$1,817	$360	$1

Ratios to average net assets:
Expenses before reimbursements	1.57	%D	1.60%	1.63%	1.62%	1.54%	1.53	%D
Expenses, net of reimbursements	1.57	%D	1.60%	1.63%	1.62%	1.54%	1.53	%D
Net investment income (loss), before reimbursements	(0.14	)%D	0.29	0.02%	(0.35)%	(0.20)%	(0.28	)%D
Net investment income (loss), net of reimbursements	(0.14	)%D	0.29	0.02%	(0.35)%	(0.20)%	(0.28	)%D
Portfolio turnover rate	35	%C	48%	51%	59%	59%	61	%E

33

American Beacon Small Cap Value FundSM

Financial Highlights

(For a share outstanding throughout the period)

	A Class							C Class
	Six Months		Year Ended October 31,			May 17		Six Months		Year Ended October 31,			Sept. 1
	Ended					to		Ended					to
	April 30,					Oct. 31,		April 30,					Oct. 31,
	2014		2013	2012	2011A	2010		2014		2013	2012	2011A	2010
	(unaudited)							(unaudited)

Net asset value, beginning of period	$27.03		$20.35	$18.19	$17.39	$17.33		$26.60		$20.07	$18.04	$17.37	$15.62

Income from investment operations:

Net investment income (loss)	0.08		0.16	0.08	0.03	0.00		(0.03)		0.03	(0.03)	(0.04)	(0.01)

Net gains (losses) from investments (both realized and unrealized)	1.37		7.30	2.12	0.83	0.06		1.35		7.17	2.06	0.74	1.76

Total income (loss) from investment operations	1.45		7.46	2.20	0.86	0.06		1.32		7.20	2.03	0.70	1.75

Less distributions:
Dividends from net investment income	(0.09)		(0.20)	(0.04)	(0.06)	—		0.00		(0.09)		(0.03)	—
Distributions from net realized gains	(2.45)		(0.58)		—	—		(2.45)		(0.58)		—	—

Total distributions	(2.54)		(0.78)	(0.04)	(0.06)	—		(2.45)		(0.67)		(0.03)	—

Net asset value, end of period	$25.94		$27.03	$20.35	$18.19	$17.39		$25.47		$26.60	$20.07	$18.04	$17.37

Total return B	5.50	%C	37.83%	12.11%	4.92%	0.35	%C	5.06	%C	36.88%	11.25%	4.06%	11.20	%C

Ratios and supplemental data:
Net assets, end of period (in thousands)	$39,338		$13,418	$4,064	$1,822	$18		$8,398		$6,396	$2,330	$1,106	$6
Ratios to average net assets:
Expenses before reimbursements	1.30	%D	1.35%	1.44%	1.57%	1.28	%D	2.07	%D	2.09%	2.21%	2.60%	2.69	%D
Expenses, net of reimbursements	1.30	%D	1.32%	1.34%	1.57%	1.28	%D	2.07	%D	2.07%	2.10%	2.60%	2.10	%D
Net investment income (loss), before reimbursements	0.05	%D	0.30%	0.21%	(0.32)%	0.01	%D	(0.65	)%D	(0.41)%	(0.54)%	(1.36)%	(1.86	)%D
Net investment income (loss), net of reimbursements	0.05	%D	0.34%	0.32%	(0.32)%	0.01	%D	(0.65	)%D	(0.39)%	(0.43)%	(1.36)%	(1.28	)%D
Portfolio turnover rate	35	%C	48%	51%	59%	59	%E	35	%C	48%	51%	59%	59	%E

A	On November 30, 2010, Metropolitan West Capital Management LLC was terminated and ceased managing assets of the Small Cap Value Fund.
B	Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.
C	Not annualized.
D	Annualized
E	Portfolio turnover rate is for the period from November 1, 2009 through October 31, 2010.

34

American Beacon Small Cap Value FundSM

Financial Highlights

(For a share outstanding throughout the period)

	AMR Class
	Six Months		Year Ended October 31,
	Ended
	April 30,
	2014		2013	2012	2011	2010	2009
	(unaudited)

Net asset value, beginning of period	$27.99		$21.00	$18.71	$17.76	$14.32	$12.48

Income from investment operations:

Net investment income	0.16		0.23	0.34	0.13	0.18	0.11

Net gains (losses) from investments (both realized and unrealized)	1.43		7.66	2.08	0.92	3.38	1.97

Total income (loss) from investment operations	1.59		7.89	2.42	1.05	3.56	2.08

Less distributions:
Dividends from net investment income	(0.20)		(0.32)	(0.13)	(0.10)	(0.12)	(0.24)
Distributions from net realized gains	(2.45)		(0.58)		—	—	—

Total distributions	(2.65)		(0.90)	(0.13)	(0.10)	(0.12)	(0.24)

Net asset value, end of period	$26.93		$27.99	$21.00	$18.71	$17.76	$14.32

Total return	5.87	%C	38.95%	13.00%	5.85%	25.00%	17.30%

Ratios and supplemental data:
Net assets, end of period (in thousands)	$430,876		$502,122	$306,545	$338,723	$320,715	$271,066
Ratios to average net assets:
Expenses before reimbursements	0.54	%D	0.56%	0.56%	0.56%	0.57%	0.59%
Expenses, net of reimbursements	0.54	%D	0.56%	0.56%	0.56%	0.57%	0.59%
Net investment income (loss), before reimbursements	0.90	%D	1.26%	1.14%	0.72%	0.76%	1.11%
Net investment income (loss), net of reimbursements	0.90	%D	1.26%	1.14%	0.72%	0.76%	1.11%
Portfolio turnover rate	35	%C	48%	51%	59%	59%	61%

A	On November 30, 2010, Metropolitan West Capital Management LLC was terminated and ceased managing assets of the Small Cap Value Fund.
B	Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.
C	Not annualized.
D	Annualized

35

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37

Delivery of Documents

eDelivery is NOW AVAILABLE- Stop traditional mail delivery and receive your shareholder reports and summary prospectus on-line. Sign up at

www.americanbeaconfunds.com

If you invest in the Fund through a financial institution, you may be able to receive the Fund’s regulatory mailings, such as the Summary Prospectus, Annual Report and Semi-Annual Report, by email. If you are interest in this option, please go to www.icsdelivery.com and search for your financial institution’s name or contact your financial institution directly.

To obtain more information about the Fund:

By E-mail: american_beacon.funds@ambeacon.com	On the Internet: Visit our website at www.americanbeaconfunds.com

By Telephone: Institutional, Y, Investor, Advisor, and Retirement Classes Call (800) 658-5811 AMR ClassSM Call (800) 345-2345	By Mail: American Beacon Funds P.O. Box 219643 Kansas City, MO 64121-9643

Availability of Quarterly Portfolio Schedules

In addition to the Schedule of Investments provided in each semi-annual and annual report, the Fund files a complete schedule of its portfolio holdings with the Securities and Exchange Commission (“SEC”) on Form N-Q as of the first and third fiscal quarters. The Fund’s Forms N-Q are available on the SEC’s website at www.sec.gov. The Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Section, 100 F Street, NE, Washington, D.C. 20549-1520. Information regarding the operation of the SEC’s Public Reference Room may be obtained by calling (202) 551-8090. A complete schedule of the Fund’s portfolio holdings is also available at www.americanbeaconfunds.com approximately twenty days after the end of each month.

Availability of Proxy Voting Policy and Records

A description of the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities is available in the Fund’s Statement of Additional Information, is available free of charge on the Fund’s website www.americanbeaconfunds.com and by calling 1-800-967-9009 or by accessing the SEC’s website at www.sec.gov. The Fund’s proxy voting record for the most recent year ended June 30 is filed annually with the SEC on Form N-PX. The Fund’s Forms N-PX are available on the SEC’s website at www.sec.gov. The Fund’s proxy voting record may also be obtained by calling 1-800-967-9009.

Fund Service Providers:

CUSTODIAN State Street Bank and Trust Boston, Massachusetts	TRANSFER AGENT Boston Financial Data Services Kansas City, Missouri	INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM Ernst & Young LLP Dallas, Texas	DISTRIBUTOR Foreside Fund Services, LLC Portland, Maine

This report is prepared for shareholders of the American Beacon Funds and may be distributed to others only if preceded or accompanied by a current Prospectus or Summary Prospectus.

American Beacon Funds and American Beacon Small Cap Value Fund are service marks of American Beacon Advisors, Inc.

SAR 04//14

American Beacon® FUNDS

2014 SEMI-ANNUAL REPORT

APRIL 30, 2014

EMERGING MARKETS FUND

INTERNATIONAL EQUITY FUND

About American Beacon Advisors

Since 1986, American Beacon Advisors has offered a variety of products and investment advisory services to numerous institutional and retail clients, including a variety of mutual funds, corporate cash management, and separate account management.

Our clients include defined benefit plans, defined contribution plans, foundations, endowments, corporations, financial planners, and other institutional investors. With American Beacon Advisors, you can put the experience of a multi-billion dollar asset management firm to work for your company.

Emerging Markets

The Fund may invest in futures contracts, which are a type of derivative investment. Investing in derivatives could result in losing more than the amount invested. Investing in foreign securities entails additional risk not associated with domestic securities, such as currency fluctuations, economic and political instability and differences in accounting standards. The risks of investing in foreign securities are heightened when investing in emerging markets. Please see the prospectus for a complete discussion of the Fund’s risks.

International Equity

The Fund may invest in futures contracts, which are a type of derivative investment. Investing in derivatives could result in losing more than the amount invested. Investing in foreign securities entails additional risk not associated with domestic securities, such as currency fluctuations, economic and political instability and differences in accounting standards. The intrinsic value of stocks selected for the Fund may never be realized by the market, and the prices of value stocks may go down. While investing in value stocks may limit downside risk over time, the Fund may produce more modest gains than riskier stock funds as a trade-off for this potentially lower risk. The Fund may participate in a securities lending program. Please see the prospectus for a complete discussion of the Fund’s risks.

Any opinions herein, including forecasts, reflect our judgment as of the end of the reporting period and are subject to change. Each advisor’s strategies and the Fund’s portfolio composition will change depending on economic and market conditions. This report is not a complete analysis of market conditions and, therefore, should not be relied upon as investment advice. Although economic and market information has been compiled from reliable sources, American Beacon Advisors, Inc. makes no representation as to the completeness or accuracy of the statements contained herein.

American Beacon Funds	April 30, 2014

Dear Shareholders,

At the beginning of 2014, international stock markets paused to catch their breath after strong returns in 2013. The MSCI EAFE Index returned a robust 22.78% in 2013, but that growth slowed to less than 1% over the first quarter of 2014.

The slowdown was caused in part by the appreciation of foreign currencies, which resulted in lower returns for dollar-based investors. In addition, the U.S. struggled through a notably harsh winter, while Japan dealt with a tax increase – scheduled to take place on April 1 – that many feared would dampen its economy.

Meanwhile, in the world’s less-developed economies, the reverse was true. After a discouraging 2013, emerging markets turned around in 2014. After declining by 2.60% in 2013, the MSCI Emerging Markets Index posted a positive return of 6.84% for the three months that ended on April 30. Comforting election results in Turkey and reduced tensions between Russia, Ukraine and Crimea helped fuel emerging markets and offset earlier losses. For the full period under review the index was down 2.98%.

This disparity of returns between developed and emerging markets highlights the need for a diversified portfolio. American Beacon is proud to offer funds that allow investors to take advantage of a variety of different asset classes. For the six months ended April 30, 2014:

•	The American Beacon International Equity Fund (Investor Class) returned 3.87%.

•	The American Beacon Emerging Markets Fund (Investor Class) returned -0.59%.

Thank you for your continued investment in the American Beacon Funds. For additional information about the Funds or to access your account information, please visit our website at www.americanbeaconfunds.com.

Best Regards,

Gene L. Needles, Jr.
President American Beacon Funds

1

American Beacon Emerging Markets FundSM

Performance Overview

April 30, 2014 (Unaudited)

The Investor Class of the Emerging Markets Fund (the “Fund”) returned -0.59% for the six months ended April 30, 2014. The Fund outperformed the MSCI Emerging Markets Index (the “Index”) return of -2.98% for the period.

Total Returns for the Period ended 4/30/2014

	6 Months*	1 Year	5 Years	10 Years
Institutional Class (1,2,8)	-0.37%	1.38%	11.00%	10.09%
Y Class (1,3,8)	-0.45%	1.20%	10.87%	10.03%
Investor Class (1,4,8)	-0.59%	0.93%	10.54%	9.71%
A Class with sales charge (1,5,8)	-6.30%	-4.87%	9.24%	9.05%
A Class without sales charge (1,5,8)	-0.56%	0.97%	10.53%	9.70%
C Class with sales charges (1,6,8)	-1.88%	-0.78%	9.94%	9.40%
C Class without sales charge (1,6,8)	-0.88%	0.22%	9.94%	9.40%
AMR Class (1,8)	-0.39%	1.35%	11.04%	10.25%
MSCI Emg Mkts Index (7)	-2.98%	-1.84%	11.08%	11.09%

*	Not annualized
1.	Performance shown is historical and is not indicative of future returns. Investment returns and principal value will vary, and shares may be worth more or less at redemption than at original purchase. Performance shown is as of date indicated, and current performance may be lower or higher than the performance data quoted. To obtain performance as of the most recent month end, please visit www.americanbeaconfunds.com or call 1-800-967-9009. Fund performance in the table above does not reflect the deduction of taxes a shareholder would pay on distributions or the redemption of shares.
2.	A portion of the fees charged to the Institutional Class of the Fund has been waived since 2010. Performance prior to waiving fees was lower than the actual returns shown since 2010.
3.	Fund performance for the five-year and ten-year periods represent the returns achieved by the Institutional Class from 4/30/04 up to 3/1/10, the inception date of the Y Class, and the returns of the Y Class since its inception. Expenses of the Y Class are higher than those of the Institutional Class. As a result, total returns shown may be higher than they would have been had the Y Class been in existence since 4/30/04. A portion of the fees charged to the Y Class of the Fund has been waived since 2010. Performance prior to waiving fees was lower than the actual returns shown since 2010.
4.	A portion of the fees charged to the Investor Class of the Fund has been waived since 2010. Performance prior to waiving fees was lower than the actual returns shown since 2010.

5.	Fund performance for the five-year and ten-year periods represent returns achieved by the Investor Class from 4/30/04 up to 5/17/10, the inception date of the A Class, and the returns of the A Class since its inception. Expenses of the A Class are higher than those of the Investor Class. As a result, total returns shown may be higher than they would have been had the A Class been in existence since 4/30/04. A portion of the fees charged to the A Class of the Fund has been waived since 2010. Performance prior to waiving fees was lower than the actual returns shown since 2010. The maximum sales charge for A Class is 5.75%.
6.	Fund performance for the five-year and ten-year periods represent returns achieved by the Investor Class from 4/30/04 up to 9/1/10, the inception date of the C Class, and the returns of the C Class since its inception. Expenses of the C Class are higher than those of the Investor Class. As a result, total returns shown may be higher than they would have been had the C Class been in existence since 4/30/04. A portion of the fees charged to the C Class of the Fund has been waived since 2010. Performance prior to waiving fees was lower than the actual returns shown since 2010. The maximum contingent deferred sales charge for C Class is 1.00% for shares redeemed within one year of the date of purchase.
7.	The MSCI Emerging Markets Index is a market capitalization weighted index composed of companies that are representative of the market structure of developing countries in Latin America, Asia, Eastern Europe, the Middle East and Africa. One cannot directly invest in an index.
8.	The total annual Fund operating expense ratio set forth in the most recent Fund prospectus for the Institutional, Y, Investor, A, C, and AMR Class shares was 1.65%, 1.76%, 1.96%, 2.20%, 3.27%, and 1.40%, respectively. The expense ratios above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report.

The Fund outperformed the Index over the six-month period as a result of positive stock selection and country allocation.

Stock selections in India contributed to the Fund’s relative outperformance during the prior six months. Within India, the Fund benefited from investing in UPL Ltd. (up 63.5%), Reliance Infrastructure Ltd. (up 20.7%) and Indian Oil Corp Ltd. (up 32.9%).

Relative contribution from country allocation was positive for the six-month period, as the Fund added value through overweighting India (up 6.8%) and underweighting China (down 6.9%). Underweighting Taiwan and South Africa (up 2.2% and 1.7%, respectively) detracted from relative performance during the period.

The Fund’s basic philosophy remains focused on investing in attractively valued companies with above-average earnings growth expectations.

2

American Beacon Emerging Markets FundSM

Performance Overview

April 30, 2014 (Unaudited)

Top Ten Holdings (% Net Assets)

Samsung Electronics Co. Ltd.		3.7
Petroleo Brasileiro S.A. Sponsored		2.6
China Mobile Ltd.		1.9
Banco Santander Brasil S.A.		1.7
Gazprom OAO Sponsored		1.7
KB Financial Group, Inc.		1.6
America Movil, S.A.B. de C.V.		1.5
Hyundai Motor Co. Ltd.		1.5
POSCO		1.5
Shinhan Financial Group Co. Ltd.		1.5
Total Fund Holdings	298

Sector Allocation (% Equities)

Financials	28.2
Information Technology	11.1
Consumer Discretionary	10.2
Telecommunication Services	9.9
Energy	9.3
Industrials	9.1
Materials	8.2
Consumer Staples	6.6
Utilities	4.8
Health Care	2.5
Industrial	0.1
Country Allocation (% Equities)

South Korea	19.4
Hong Kong/China	17.8
Brazil	15.6
India	11.0
Taiwan	6.2
Mexico	5.2
Russia	4.6
Turkey	2.7
Thailand	2.5
South Africa	2.2
Poland	1.9
Hungary	1.7
Philippines	1.4
Austria	1.3
Malaysia	1.0
Czech Republic	1.0
Indonesia	0.9
Colombia	0.6
Peru	0.5
Switzerland	0.4
Singapore	0.4
Chile	0.3
Argentina	0.3
United Kingdom	0.3
United Arab Emirates	0.2
Spain	0.2
Qatar	0.2
Japan	0.1
Netherlands	0.1

3

American Beacon Emerging Markets FundSM

Fund Expenses

April 30, 2014 (Unaudited)

Fund Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, such as sales charges (loads) on purchase payments and redemption fees, and (2) ongoing costs, including management fees, administrative service fees, distribution (12b-1) fees, and other Fund expenses. The examples below are intended to help you understand the ongoing cost (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the period in each Class and held for the entire period from November 1, 2013 through April 30, 2014.

Actual Expenses

The “Actual” lines of the table provide information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period. Shareholders of the Investor and Institutional Classes that invest in the Fund through an IRA or Roth IRA may be subject to a custodial IRA fee of $15 that is typically deducted each December. If your account was subject to a custodial IRA fee during the period, your costs would have been $15 higher.

Hypothetical Example for Comparison Purposes

The “Hypothetical” lines of the table provide information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed 5% per year rate of return before expenses (not the Fund’s actual return). You may compare the ongoing costs of investing in the Fund with other funds by contrasting this 5% hypothetical example and the 5% hypothetical examples that appear in the shareholder reports of the other funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. Shareholders of the Investor and Institutional

Classes that invest in the Fund through an IRA or Roth IRA may be subject to a custodial IRA fee of $15 that is typically deducted each December. If your account was subject to a custodial IRA fee during the period, your costs would have been $15 higher.

You should also be aware that the expenses shown in the table highlight only your ongoing costs and do not reflect any transaction costs charged by the Fund, such as sales charges (loads) or redemption fees. Similarly, the expense examples for other funds do not reflect any transaction costs charged by those funds, such as sales charges (loads), redemption fees or exchange fees. Therefore, the “Hypothetical” lines of the table are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. If you were subject to any transaction costs during the period, your costs would have been higher.

	Beginning Account Value 11/1/13	Ending Account Value 4/30/14	Expenses Paid During Period* 11/1/13-4/30/14
Institutional Class
Actual	$1,000.00	$996.33	$6.68
Hypothetical **	$1,000.00	$1,018.10	$6.76
Y Class
Actual	$1,000.00	$995.46	$7.17
Hypothetical **	$1,000.00	$1,017.60	$7.25
Investor Class
Actual	$1,000.00	$994.07	$8.85
Hypothetical **	$1,000.00	$1,015.92	$8.95
A Class
Actual	$1,000.00	$994.43	$8.85
Hypothetical **	$1,000.00	$1,015.92	$8.95
AMR Class
Actual	$1,000.00	$996.11	$6.29
Hypothetical **	$1,000.00	$1,018.50	$6.36
C Class
Actual	$1,000.00	$991.22	$12.54
Hypothetical **	$1,000.00	$1,012.20	$12.67

*	Expenses are equal to the Fund’s annualized expense ratios for the six-month period of 1.35%, 1.45%, 1.79%, 1.79%, 2.54% and 1.27% for the Institutional, Y, Investor, A, C and AMR Classes respectively, multiplied by the average account value over the period, multiplied by the number derived by dividing the number of days in the most recent fiscal half-year (181) by days in the year (365) to reflect the half-year period.
**	5% return before expenses.

4

American Beacon International Equity FundSM

Performance Overview

April 30, 2014 (Unaudited)

The Investor Class of the International Equity Fund (the “Fund”) returned 3.87% for the six months ended April 30, 2014. The Fund underperformed the MSCI EAFE Index (the “Index”) return of 4.44%.

Total Returns for the Period ended 4/30/2014

	6 Months*	1 Year	5 Years	10 Years
Institutional Class (1,8)	4.04%	17.83%	14.58%	7.48%
Y Class (1,2,8)	3.97%	17.71%	14.47%	7.43%
Investor Class (1,8)	3.87%	17.47%	14.19%	7.15%
Advisor Class (1,3,8)	3.83%	17.32%	13.95%	6.90%
Retirement Class (1,4,8)	3.66%	17.01%	13.80%	6.82%
A Class with sales charge (1,5,8)	-2.19%	10.51%	12.70%	6.45%
A Class without sales charge (1,5,8)	3.80%	17.28%	14.05%	7.09%
C Class with sales charge (1,6,8)	2.40%	15.36%	13.39%	6.78%
C Class without sales charge (1,6,8)	3.40%	16.36%	13.39%	6.78%
AMR Class (1,8)	4.18%	18.23%	14.88%	7.76%
MSCI EAFE Index (7)	4.44%	13.35%	13.58%	6.93%

*	Not annualized
1.	Please note the recent growth rate in the stock market has helped to produce short-term returns that are not typical and may not continue in the future. Performance shown is historical and is not indicative of future returns. Investment returns and principal value will vary, and shares may be worth more or less at redemption than at original purchase. Performance shown is as of date indicated, and current performance may be lower or higher than the performance data quoted. To obtain performance as of the most recent month end, please visit www.americanbeaconfunds.com or call 1-800-967-9009. Fund performance in the table above does not reflect the deduction of taxes a shareholder would pay on distributions or the redemption of shares.
2.	Fund performance for the five-year and ten-year periods represent the returns achieved by the Institutional Class from 4/30/04 up to 8/3/09, the inception date of the Y Class, and the returns of the Y Class since its inception. Expenses of the Y Class are higher than those of the Institutional Class. As a result, total returns shown may be higher than they would have been had the Y Class been in existence since 4/30/04.
3.	A portion of the fees charged to the Advisor Class of the Fund was waived from 2006 through 2007 and in 2009. Performance prior to waiving fees was lower than the actual returns shown for those periods.
4.	Fund performance for the five-year and ten-year periods represent the returns achieved by the Advisor Class from 4/30/04 up to 5/1/09, the inception date of the Retirement Class, and the returns of the Retirement Class since its inception. Expenses of the Retirement Class are higher than those of the Advisor Class. As a result, total returns shown may be higher than they would have been had the Retirement Class been in existence since 4/30/04. A portion of the fees charged to the Retirement Class of the Fund was waived from 2010 through 2012 and partially recouped in 2013. Performance prior to waiving fees was lower than the actual returns shown from 2010 through 2012.
5.	Fund performance for the five-year and ten-year periods represent the returns achieved by the Investor Class from 4/30/04 up to 5/17/10, the inception date of the A Class, and the returns of the A Class since its inception. Expenses of the A Class are higher than those of the Investor Class. As a result, total returns shown may be higher than they would have been had the A Class been in existence since 4/30/04. A portion of the fees charged to the A Class of the Fund was waived from 2010 through 2012 and partially recouped in 2013. Performance prior to waiving fees was lower than the actual returns shown from 2010 through 2012. The maximum sales charge for A Class is 5.75%.
6.	Fund performance for the five-year and ten-year periods represent the returns achieved by the Investor Class from 4/30/04 up to 9/1/10, the inception date of the C Class, and the returns of the C Class since its inception. Expenses of the C Class are higher than those of the Investor Class. As a result, total returns shown may be higher than they would have been had the C Class been in existence since 4/30/04. A portion of the fees charged to the C Class of the Fund was waived from 2010 through 2012 and partially recouped in 2013. Performance prior to waiving fees was lower than the actual returns shown from 2010 through 2012. The maximum contingent deferred sales charge for C Class is 1.00% for shares redeemed within one year of the date of purchase.
7.	The MSCI EAFE Index is a market capitalization weighted index of international stock performance composed of equities from developed markets excluding the U.S. and Canada. One cannot directly invest in an index.
8.	The total annual Fund operating expense ratio set forth in the most recent Fund prospectus for the Institutional, Y, Investor, Advisor, Retirement, A, C, and AMR Class shares was 0.73%, 0.86%, 1.05%, 1.21%, 1.47%, 1.22%, 1.96%, and 0.44%, respectively. The expense ratios above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report.

The Fund underperformed the Index over the six-month period due to poor stock selections, as country allocation benefited the Fund’s relative performance during the period.

Stock selections within the United Kingdom and the Netherlands led to the Fund’s relative underperformance over the six-month period, despite value added from selections within South Korea. In the United Kingdom, the Fund lost value through investments in Tesco PLC (down 13.7%) and Standard Chartered PLC (down 9.7%). Investments in the Netherlands, including SBM Offshore NV (down 12.8%) and PostNL NV (down 16.2%) also lagged. Positively contributing stock selections in South Korea included Korea Electric Power Corp. (up 12.8%) and KT&G Corp. (up 13.1%).

5

American Beacon International Equity FundSM

Performance Overview

April 30, 2014 (Unaudited)

Country allocation benefited the Fund, particularly underweighting Japan – the worst-performing country in the Index – and Australia (down 5.9% and up 1.3%, respectively). Investing in out-of-Index country South Korea (down 0.9%), and underweighting the Index’s top-performing country, Denmark (up 26.6%), detracted from relative performance.

Although economic and market conditions vary from period to period, the Fund’s primary strategy of investing in undervalued companies with above-average earnings growth expectations remains consistent.

Top Ten Holdings (% Net Assets)

Novartis AG Reg		2.8
Sanofi		2.6
Royal Dutch Shell PLC		2.2
Bayer AG Reg		2.1
BNP Paribas		2.1
Lloyds Banking Group PLC		2.0
British American Tobacco PLC		1.9
Akzo Nobel		1.7
KDDI Corp.		1.6
Siemens AG Reg		1.5
Total Fund Holdings	165

Sector Allocation (% Equities)

Financials	22.6
Consumer Discretionary	14.7
Industrials	12.1
Health Care	12.1
Energy	10.7
Materials	8.0
Consumer Staples	7.3
Telecommunication Services	6.4
Information Technology	4.7
Utilities	1.3
Technology	0.1

Country Allocation (% Equities)

United Kingdom	22.9
Japan	13.3
France	12.2
Germany	10.0
Switzerland	9.7
Netherlands	6.2
South Korea	4.4
Italy	2.7
Singapore	2.4
Hong Kong/China	2.3
Spain	2.1
Canada	2.0
Sweden	1.9
Belgium	1.3
Norway	1.2
Israel	1.1
Ireland	0.9
Australia	0.8
Finland	0.8
Portugal	0.5
Luxembourg	0.5
Austria	0.3
Denmark	0.3
Greece	0.2

6

American Beacon International Equity FundSM

Fund Expenses

April 30, 2014 (Unaudited)

Fund Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, such as sales charges (loads) on purchase payments and redemption fees, and (2) ongoing costs, including management fees, administrative service fees, distribution (12b-1) fees, and other Fund expenses. The examples below are intended to help you understand the ongoing cost (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the period in each Class and held for the entire period from November 1, 2013 through April 30, 2014.

Actual Expenses

The “Actual” lines of the table provide information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period. Shareholders of the Investor and Institutional Classes that invest in the Fund through an IRA or Roth IRA may be subject to a custodial IRA fee of $15 that is typically deducted each December. If your account was subject to a custodial IRA fee during the period, your costs would have been $15 higher.

Hypothetical Example for Comparison Purposes

The “Hypothetical” lines of the table provide information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed 5% per year rate of return before expenses (not the Fund’s actual return). You may compare the ongoing costs of investing in the Fund with other funds by contrasting this 5% hypothetical example and the 5% hypothetical examples that appear in the shareholder reports of the other funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. Shareholders of the Investor and Institutional

Classes that invest in the Fund through an IRA or Roth IRA may be subject to a custodial IRA fee of $15 that is typically deducted each December. If your account was subject to a custodial IRA fee during the period, your costs would have been $15 higher.

You should also be aware that the expenses shown in the table highlight only your ongoing costs and do not reflect any transaction costs charged by the Fund, such as sales charge (loads) or redemption fees. Similarly, the expense examples for other funds do not reflect any transaction costs charged by those funds, such as sales charges (loads), redemption fees or exchange fees. Therefore, the “Hypothetical” lines of the table are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. If you were subject to any transaction costs during the period, your costs would have been higher.

7

American Beacon International Equity FundSM

Fund Expenses

April 30, 2014 (Unaudited)

	Beginning Account Value 11/1/13	Ending Account Value 4/30/14	Expenses Paid During Period* 11/1/13-4/30/14
Institutional Class
Actual	$1,000.00	$1,040.39	$3.54
Hypothetical **	$1,000.00	$1,021.32	$3.51
Y Class
Actual	$1,000.00	$1,039.65	$4.10
Hypothetical **	$1,000.00	$1,020.78	$4.06
Investor Class
Actual	$1,000.00	$1,038.66	$5.31
Hypothetical **	$1,000.00	$1,019.59	$5.26
Advisor Class
Actual	$1,000.00	$1,038.35	$5.96
Hypothetical **	$1,000.00	$1,018.94	$5.91
Retirement Class
Actual	$1,000.00	$1,036.63	$7.22
Hypothetical **	$1,000.00	$1,017.70	$7.15
A Class
Actual	$1,000.00	$1,037.99	$5.96
Hypothetical **	$1,000.00	$1,018.94	$5.91
AMR Class
Actual	$1,000.00	$1,041.84	$2.13
Hypothetical **	$1,000.00	$1,022.71	$2.11
C Class
Actual	$1,000.00	$1,033.97	$9.73
Hypothetical **	$1,000.00	$1,015.22	$9.64

*	Expenses are equal to the Fund’s annualized expense ratios for the six-month period of 0.70%, 0.81%, 1.05%, 1.18%, 1.43%, 1.18%, 1.93% and 0.42% for the Institutional, Y, Investor, Advisor, Retirement, A, C and AMR Classes respectively, multiplied by the average account value over the period, multiplied by the number derived by dividing the number of days in the most recent fiscal half-year (181) by days in the year (365) to reflect the half-year period.
**	5% return before expenses.

8

American Beacon Emerging Markets FundSM

Schedule of Investments

April 30, 2014 (Unaudited)

	Shares	Fair Value
		(000’s)
Argentina - 0.26%
Common Stocks - (Cost $189)
YPF S.A., Sponsored ADRA	8,005	$228

Preferred Stocks - (Cost $131)
Nortel Inversora S.A., B Shares, ADRA	4,450	92

Total Argentina		320

Austria - 1.27%
Common Stocks - (Cost $1,798)
Erste Group Bank AG	35,651	1,197
Vienna Insurance Group AG	6,760	360

Total Austria		1,557

Brazil - 14.70%
Common Stocks - (Cost $19,974)
AMBEV S.A., ADRA	29,101	211
Banco Bradesco S.A.B	33,650	517
Banco do Brasil S.A.	90,990	956
Banco Santander Brasil S.A., ADRA	316,590	2,105
BM&FBovespa S.A.	52,200	267
Brasil Insurance Participacoes e Administracao S.A.	42,500	190
BRF - Brasil Foods S.A.	32,067	726
CCR S.A.	32,216	252
Centrais Eletricas Brasileiras S.A., Sponsored ADRA B	174,020	604
Cia de Saneamento Basico do Estado de Sao Paulo, ADRA B	30,470	289
Cia Hering	16,800	178
Duratex S.A.B	16,730	72
EDP - Energias do Brasil S.A.	66,800	290
Embraer S.A., ADRA	35,170	1,210
Gerdau S.A., Sponsored ADRA	23,320	140
Grupo BTG Pactual M	24,400	333
Itau Unibanco Holding S.A., ADRA	41,528	679
JBS S.A.	56,800	196
Magnesita Refratarios S.A.	103,100	219
Marfrig Alimentos S.A.	486,100	907
Petroleo Brasileiro S.A.B	30,070	211
Petroleo Brasileiro S.A., A Shares, Sponsored ADRA B	100,610	1,489
Petroleo Brasileiro S.A., Sponsored ADRA B	126,930	1,762
Raia Drogasil S.A.B	19,354	165
Telefonica Brasil S.A., ADRA	60,275	1,278
TIM Participacoes S.A.	144,300	783
Ultrapar Participacoes S.A.	10,127	254
Viver Incorporadora e Construtora S.A.B	431,588	31

Total Common Stocks		16,314

Convertible Bonds - (Cost $116)
Viver Incorporadora e Construtora S.A., 2.00%, Due 8/6/2016 B J I.	270,118	78

Preferred Stocks - (Cost $1,824)
Banco Bradesco S.A.	34,725	518
Bradespar S.A.	13,900	120
Gerdau S.A.	23,500	141

	Shares	Fair Value
		(000’s)
Itau Unibanco Holding S.A.	18,723	$309
Petroleo Brasileiro S.A.B	51,064	379
Vale S.A., ADRA	19,120	227

Total Preferred Stocks		1,694

Total Brazil		18,086

Cayman Islands - 0.01%
Common Stocks - (Cost $13)
iKang Healthcare Group, Inc., ADR A B	960	13

Chile - 0.30%
Common Stocks - (Cost $468)
S.A.C.I. Falabella	43,570	371

Colombia - 0.56%
Common Stocks - (Cost $339)
Bancolombia S.A. Sponsored ADRA	657	37
Cementos Argos S.A.	18,877	105
Grupo de Inversiones Suramericana S.A.	10,467	205

Total Common Stocks		347

Preferred Stocks - (Cost $305)
Banco Davivienda S.A.	6,274	89
Bancolombia S.A.	12,061	171
Grupo de Inversiones Suramericana S.A.	4,000	79

Total Preferred Stocks		339

Total Colombia		686

Czech Republic - 0.97%
Common Stocks - (Cost $1,312)
Komercni Banka A.S.	1,455	335
Telefonica Czech Republic A.S.	56,930	863

Total Czech Republic		1,198

Hong Kong/China - 16.81%
Common Stocks - (Cost $22,838)
Ajisen China Holdings Ltd.	346,000	291
Anhui Conch Cement Co., Ltd. H	94,000	348
Bank of China Ltd. H	1,675,000	739
Baoxin Auto Group Ltd.	83,500	63
Beijing Capital International Airport Co. Ltd. H	536,000	372
Beijing Enterprises Holdings Ltd.	16,500	143
Bosideng International Holdings Ltd.	5,142,000	756
Chaoda Modern Agriculture Holdings Ltd.J K	2,200,000	176
China Communications Services Corp. Ltd. H	692,000	350
China Conch Venture Holdings Ltd.	5,000	12
China Construction Bank H	1,863,415	1,285
China Life Insurance Co., Ltd. H	213,000	549
China Machinery Engineering Corp. HB	198,000	131
China Mengniu Dairy Co., Ltd.	59,000	303
China Mobile Ltd.	239,500	2,276
China Oilfield Services Ltd. H	154,000	366
China Overseas Land & Investment Ltd.	60,000	147

See accompanying notes

9

American Beacon Emerging Markets FundSM

Schedule of Investments

April 30, 2014 (Unaudited)

	Shares	Fair Value
		(000’s)
China Pacific Insurance Group Co., Ltd. H	51,600	$161
China Power International Development Ltd.	389,800	140
China Railway Group Ltd. H	481,000	214
China Resources Power Holdings Co., Ltd.	92,000	232
China Yuchai International Ltd.	17,000	343
China ZhengTong Auto Services Holdings Ltd.	155,000	84
Chongqing Changan Automobile Co., Ltd.	28,800	52
CNOOC Ltd.	281,000	462
Cosco International Holdings Ltd.	1,036,000	432
COSCO Pacific Ltd.	378,592	507
Dickson Concepts International Ltd.	280,445	169
Dongfang Electric Corp. H	178,000	277
Dongfeng Motor Group Co., Ltd. H	474,000	631
First Pacific Co., Ltd.	1,161,874	1,287
Global Bio-chem Technology Group Co., Ltd.B	2,224,520	76
Guangzhou Automobile Group Co., Ltd. H	239,370	241
Huandian Power International Corp. HB	26,000	14
Industrial & Commercial Bank of China Ltd. H	1,049,555	624
Lianhua Supermarket Holdings Co., Ltd. H	480,000	266
Luk Fook Holdings International Ltd.	282,000	801
NWS Holdings Ltd.	241,566	411
Parkson Retail Group Ltd.B	1,537,000	450
PICC Property and Casualty Co., Ltd. H	257,380	339
Ping An Insurance Group Co., H	17,500	129
Qihoo 360 Technology Co., Ltd., ADRA B	2,902	245
Samsonite International S.A.	150,000	477
Shanghai Industrial Holdings Ltd.	177,000	544
Sihuan Pharmaceutical Holdings Group Ltd.	146,000	160
Sino Biopharmaceutical	132,000	103
Sinotrans Shipping Ltd.	1,375,000	397
TAL Education Group, ADR A	2,241	50
Tencent Holdings Ltd.	13,900	867
Tsingtao Brewery Co., Ltd. H	22,000	160
Uni-President China Holdings Ltd.	132,000	109
Weichai Power Co., Ltd. HB	53,000	184
Weiqiao Textile Co., Ltd. H	834,600	466
Wumart Stores, Inc.B	51,000	50
Zhejiang Expressway Co., Ltd. H	248,000	215

Total Hong Kong/China		20,676

Hungary - 1.56%
Common Stocks - (Cost $2,178)
Magyar Telekom Telecommunications PLC L	316,533	451
OTP Bank PLC L	16,830	321
Richter Gedeon NyrtB	66,936	1,145

Total Hungary		1,917

	Shares	Fair Value
		(000’s)
India - 10.35%
Common Stocks - (Cost $12,162)
Ashok Leyland Ltd.B	52,343	$19
Axis Bank Ltd.	16,850	425
Bharat Heavy Electricals Ltd.	100,100	300
Bharat Petroleum Corp. Ltd.	19,597	148
Glenmark Pharmaceuticals Ltd.	25,276	257
HDFC Bank Ltd.	28,603	343
Hindustan Petroleum Corp., Ltd.	34,650	186
ICICI Bank Ltd.	12,770	265
ICICI Bank Ltd., Sponsored ADRA	320	14
Idea Cellular Ltd.B	101,909	230
India Cements Ltd.	376,000	428
Indian Oil Corp Ltd.	233,370	1,024
IndusInd Bank Ltd.	31,108	247
Infosys Technologies Ltd.	7,056	371
ING Vysya Bank Ltd.B	13,293	126
ITC Ltd.	58,195	328
Jubilant Life Sciences Ltd.	22,210	61
Maruti Suzuki India Ltd.	1,820	58
NMDC Ltd.	174,720	436
Oil & Natural Gas Corp. Ltd.	46,422	251
Oriental Bank of Commerce	39,230	161
Power Grid Corp. of India Ltd.	247,950	436
Punjab National Bank Ltd.	17,520	227
Reliance Industries Ltd.	56,310	875
Reliance Infrastructure Ltd.	185,525	1,579
Rolta India Ltd.	165,460	206
Sesa Sterlite Ltd., ADRA	4,332	53
Sesa Sterlite Ltd.B	53,014	163
Shree Cement Ltd.B	828	78
State Bank of India	15,150	522
State Bank of India, GDR D E	1,450	99
Steel Authority of India Ltd.	272,130	307
Sun PharmaceuticalB	24,055	254
Tata Chemicals Ltd.B	144,820	683
Tata Consultancy Services Ltd.	10,309	374
UPL Ltd.B	220,427	978
Zee Entertainment Enterprises Ltd.	46,835	204

Total Common Stocks		12,716

Preferred Stocks - (Cost $9)
Zee Entertainment Enterprises Ltd.B	959,015	12

Total India		12,728

Indonesia - 0.83%
Common Stocks - (Cost $975)
Aneka Tambang Persero Tbk PT	407,500	41
Bank Negara Indonesia Persero Tbk PT	69,400	29
Indosat Tbk PT	78,500	27
Kalbe Farma Tbk PT	1,585,300	212
Matahari Department Store Tbk PT	178,800	232
Semen Indonesia PerseroB	27,600	35
XL Axiata Tbk PTB	1,002,603	449

Total Indonesia		1,025

Japan - 0.13%
Common Stocks - (Cost $299)
Nexon Co., Ltd.	21,100	165

See accompanying notes

10

American Beacon Emerging Markets FundSM

Schedule of Investments

April 30, 2014 (Unaudited)

	Shares	Fair Value
		(000’s)
Malaysia - 0.98%
Common Stocks - (Cost $1,182)
Astro Malaysia Holdings BhdB	215,200	$219
CIMB Group Holdings Bhd	271,604	626
IHH Healthcare Bhd	110,900	136
IJM Corp., Bhd	113,300	221

Total Malaysia		1,202

Mexico - 4.91%
Common Stocks - (Cost $7,129)
ALFA S.A.B.	171,150	452
Alpek S.A. de C.V.B	69,900	120
America Movil, S.A.B. de C.V., Series L, ADRA	91,570	1,839
Cemex, S.A.B. de C.V., Series L, Sponsored ADRA	111,951	1,415
Consorcio ARA, S.A.B. de C.V.B	191,100	84
Desarrolladora Homex, S.A.B. de C.V.B J K	456,630	74
Fomento Economico Mexicano, S.A.B. de C.V., Series B, ADRA	5,055	459
Grupo Financiero Banorte, S.A.B. de C.V.	74,615	495
Grupo Financiero Santander Mexico, S.A.B. de C.V., ADRA	14,865	177
Macquarie Mexico Real Estate NPVB F	446,990	855
Urbi Desarrollos Urbanos, S.A.B. de C.V.B K	1,452,850	71

Total Mexico		6,041

Netherlands - 0.14%
Common Stocks - (Cost $160)
Yandex N.V. B	6,392	169

Peru - 0.48%
Common Stocks - (Cost $539)
Credicorp Ltd.	3,919	585

Philippines - 1.32%
Common Stocks - (Cost $1,324)
BDO Unibank, Inc.B	228,480	453
DMCI Holdings, Inc.B	108,680	175
International Container Terminal Services, Inc.B	76,060	184
Lt Group, Inc.B	350,000	144
Metro Pacific Investments Corp.	3,099,400	352
Metropolitan Bank & Trust Co.	27,900	53
SM Investments Corp.	15,930	259

Total Philippines		1,620

Poland - 1.80%
Common Stocks - (Cost $2,023)
Asseco Poland S.A.	8,231	122
Bank Pekao S.A.	9,553	612
Bank Zachodni WBK S.A.	4,417	542
Energa S.A.B	34,100	203
Orange Polska S.A.	125,756	430
PKO Bank Polski S.A.	12,390	170
PKP Cargo S.A.B	4,982	138

Total Poland		2,217

	Shares	Fair Value
		(000’s)
Qatar - 0.21%
Common Stocks - (Cost $255)
Commercial Bank of Qatar QSC	3,230	$61
Ooredoo QSCB	5,033	203

Total Qatar		264

Russia - 4.33%
Common Stocks - (Cost $6,479)
Gazprom OAO, Sponsored ADRA	292,160	2,110
Lukoil OAO, Sponsored ADRA	19,730	1,044
Mail.ru Group Ltd., Reg S, GDRB C E	4,763	129
Mobile TeleSystems OJSC, Sponsored ADRA	14,500	243
NovaTek OAO, Reg S, Sponsored GDRCE	2,894	299
Rosneft Oil Co., GDRE	72,430	454
RusHydro JSC, ADRA	242,140	368
Sberbank, Sponsored ADRA B	50,370	422
Sistema JSFC, Reg S, Sponsored GDRC E	11,049	263

Total Russia		5,332

Singapore - 0.40%
Common Stocks - (Cost $323)
Haw Par Corp., Ltd.	72,957	491

South Africa - 2.05%
Common Stocks - (Cost $2,281)
AngloGold Ashanti Ltd.	3,820	69
Barclays Africa Group Ltd.	41,720	611
Life Healthcare Group Holdings Ltd.	36,416	145
MTN Group Ltd.	23,013	461
Murray & Roberts Holdings Ltd.B	26,190	61
Naspers Ltd., N Shares	5,219	492
Pick n Pay Stores Ltd.	35,240	201
Standard Bank Group Ltd.	11,061	145
Vodacom Group Pty Ltd.	27,792	331

Total South Africa		2,516

South Korea - 18.23%
Common Stocks - (Cost $18,924)
Cheil Worldwide, Inc.B	2,910	71
Cosmax Inc.B	1,726	116
Coway Co., Ltd.	4,675	369
GS Retail Co., Ltd.B	1,520	42
Hana Financial Group, Inc.	7,850	276
Hite Jinro Ltd.	14,357	347
Hotel Shilla Co., Ltd.B	1,766	148
Hyundai Department Store Co., Ltd.	536	69
Hyundai Development Co-Engineering & Construction	5,760	165
Hyundai Engineering & Construction Co., Ltd.	4,987	269
Hyundai Glovis Co., Ltd	1,045	246
Hyundai Heavy Industries Co Ltd.	838	157
Hyundai Motor Co.	6,008	1,338
Hyundai Motor Co., Ltd.	3,240	925
Hyundai Rotem CompanyB	120	3
KB Financial Group, Inc.	57,934	1,973
Kia Motors Corp.	20,837	1,155
Kolao HoldingsB	5,100	127
Korea Electric Power Corp.	21,005	803

See accompanying notes

11

American Beacon Emerging Markets FundSM

Schedule of Investments

April 30, 2014 (Unaudited)

	Shares	Fair Value
		(000’s)
Korea Electric Power Corp., Sponsored ADRA	6,890	$132
KT Corp.	2,250	71
KT Corp., Sponsored ADRA	14,860	237
LG Chem Ltd.	838	213
LG Electronics, Inc.	6,708	446
Lotte Chilsung Beverage Co., Ltd.	259	392
Lotte Confectionery Co., Ltd.	278	476
Mirae Asset Securities Co., Ltd.	4,390	180
NCSoft Corp.	793	157
Naver Corp.	352	252
NongShim Co., Ltd.	544	162
Orion Corp.	114	87
Paradise Co. Ltd.B	2,661	99
POSCO	6,253	1,861
Samsung Electronics Co., Ltd.	3,217	4,180
Samsung Fire & Marine Insurance Co., Ltd.	1,156	274
Seoul Semiconductor Co., Ltd.B	4,135	166
Shinhan Financial Group Co., Ltd.	43,222	1,882
Shinsegae Co., Ltd.	1,900	412
SK Hynix, Inc.B	8,300	323
SK Telecom Co., Ltd., ADRA	5,910	136
SK Telecom Co., Ltd.	1,073	222
Tong Yang Life Insurance	16,360	159

Total Common Stocks		21,118

Preferred Stocks - (Cost $706)
Hyundai Motor Co., Ltd.	7,542	949
Samsung Electronics Co., Ltd.	354	355

Total Preferred Stocks		1,304

Total South Korea		22,422

Spain - 0.18%
Common Stocks - (Cost $185)
Cemex Latam Holdings S.A. B	23,619	218

Switzerland - 0.41%
Common Stocks - (Cost $504)
Coca-Cola HBC AGB	15,077	382
DKSH Holding Ltd., AGB	1,545	127

Total Switzerland		509

Taiwan - 5.86%
Common Stocks - (Cost $6,690)
Advanced Semiconductor Engineering, Inc.	268,570	311
Chailease Holding Co., Ltd.	96,250	229
China Life Insurance Co., Ltd.B	50,617	44
Cleanaway Co., Ltd.	11,000	62
Compal Electronics, Inc.	1,592,000	1,136
Delta Electronics, Inc.	28,000	172
Eclat Textile Co., Ltd.	13,280	145
First Financial Holding Co., Ltd.	882,085	517
Fubon Financial Holding Co., Ltd.	142,000	183
Ginko International Co., Ltd.	11,000	185
Hermes Microvision, Inc.B	3,525	146
HON HAI Precision Industry Co., Ltd.	197,656	566
MediaTek, Inc.	28,000	438
Nan Ya Printed Circuit Board Corp.B	233,139	329
Powertech Technology, Inc.	28,400	46

	Shares	Fair Value
		(000’s)
Radiant Opto-Electronics Corp.	57,720	$232
Shin Kong Financial Holding Co., Ltd.	714,000	216
Siliconware Precision Industries Co.	50,000	73
Simplo Technology Co., Ltd.B	46,000	239
Taiwan Semiconductor Manufacturing Co., Ltd.	364,385	1,430
Transcend Information, Inc.	21,520	71
Uni-President Enterprises Corp.	95,669	162
United Microelectronics Corp.	649,226	281

Total Taiwan		7,213

Thailand - 2.32%
Common Stocks - (Cost $2,828)
Advanced Info Service PCL	44,700	298
Bangkok Bank PCL, NVDRG	63,900	372
Bangkok Bank PCL	90,890	530
Indorama Ventures PCLB	6,600	5
Kasikornbank PCL, NVDRG	37,100	220
Kasikornbank PCL	66,500	404
Land and Houses PCL, NVDRG	919,100	281
Minor International PCLB	175,600	131
Robinson Dept Store PLCB	112,600	176
Supalai PCL, NVDRG	23,500	14
Supalai Public Co., Ltd.B	89,700	54
Thai Oil PCL	65,600	106
Total Access Communication PCL	40,400	156
Total Access Communication PCL, NVDRG	19,100	73

		2,820

Warrants - (Cost $0)
Land & Homes Public Company Ltd., Exercise price $3.50, expires 12/31/2099 H J	183,820	36

Total Thailand		2,856

Turkey - 2.54%
Common Stocks - (Cost $2,986)
Aygaz A.S.	175,940	725
Emlak Konut Gayrimenkul Yatirim Ortakligi ASF	220,270	288
Turkiye Garanti Bankasi A.S.	277,340	1,015
Turkiye Halk Bankasi A.S.	43,400	290
Turkiye Vakiflar Bankasi Tao	387,547	809

Total Turkey		3,127

United Arab Emirates - 0.16%
Common Stocks - (Cost $111)
Emaar Properties PJSC B	65,590	195

United Kingdom - 0.33%
Common Stocks - (Cost $453)
JKX Oil & Gas PLCB L	76,470	70
Mondi PLC L	19,853	331

Total United Kingdom		401

SHORT-TERM INVESTMENTS - 4.95% (Cost $6,089)
JPMorgan U.S. Government Money Market Fund, Capital Class	6,088,975	6,089

See accompanying notes

12

American Beacon Emerging Markets FundSM

Schedule of Investments

April 30, 2014 (Unaudited)

	Shares	Fair Value
		(000’s)
TOTAL INVESTMENTS - 99.35% (Cost $126,101)		$122,209
OTHER ASSETS, NET OF LIABILITIES - 0.65%		800

TOTAL NET ASSETS - 100.00%		$123,009

Percentages are stated as a percent of net assets.

A	ADR - American Depositary Receipt.
B	Non-income producing security.
C	Reg S Security purchased under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.
D	Security exempt from registration under the Securities Act of 1933. These securities may be resold to qualified institutional buyers pursuant to Rule 144A. At the period end, the value of these securities amounted to $219, or 0.18% of net assets. The Fund has no right to demand registration of these securities.
E	GDR - Global Depositary Receipt.
F	REIT - Real Estate Investment Trust.
G	NVDR - Non Voting Depositary Receipt.
H	Warrant.
I	Variable Coupon Rate.
J	Fair valued pursuant to procedures approved by the Board of Trustees.
K	Illiquid.
L	PLC – Public Limited Company.
M	Par Value represents units rather than shares.

See accompanying notes

13

American Beacon Emerging Markets FundSM

Schedule of Investments

April 30, 2014 (Unaudited)

Futures Contracts Open on April 30, 2014 (000’s):

Description	Type	Number of Contracts	Expiration Date	Contract Value	Unrealized Appreciation (Depreciation)
Mini MSCI Emerging Markets June Futures	Long	120	June, 2014	$5,967	$243

				$5,967	$243

Foreign Currency Contracts open at April 30, 2014:

Type	Currency	Principal Amount Covered by Contract	Settlement Date	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Buy	JPY	81,670	5/1/2014	BOA	$—	$(76)	$(76)
Buy	JPY	518	5/1/2014	SSB	—	(3)	(3)
Buy	JPY	518	5/1/2014	BOA	—	(3)	(3)
Buy	JPY	413	5/1/2014	SSB	—	(3)	(3)
Buy	JPY	413	5/1/2014	BOA	—	(3)	(3)
Buy	JPY	662	5/1/2014	SSB	—	(2)	(2)
Buy	JPY	662	5/1/2014	BOA	—	(2)	(2)
Sell	JPY	83,255	5/1/2014	SSB	—	(848)	(848)
Sell	JPY	83,255	5/1/2014	BOA	—	(847)	(847)
Sell	JPY	81,826	5/29/2014	SSB	59	—	59
Sell	JPY	81,826	5/29/2014	BOA	76	—	76

					$135	$(1,787)	$(1,652)

Glossary:

Counterparty Abbreviations:
BOA	Bank of America, NA
SSB	State Street Bank
UBS	UBS AG
Currency Abbreviations:
JPY	Japanese Yen

See accompanying notes

14

American Beacon International Equity FundSM

Schedule of Investments

April 30, 2014 (Unaudited)

	Shares	Fair Value
		(000’s)
Australia - 0.73%
Common Stocks - (Cost $13,215)
Ansell Ltd.A	399,478	$6,713
James Hardie Industries PLC, CDIB I	781,969	9,967

Total Australia		16,680

Austria - 0.32%
Common Stocks - (Cost $6,424)
Uniqa Insurance Group AG A	581,288	7,419

Belgium - 1.29%
Common Stocks - (Cost $18,638)
Anheuser-Busch InBev N.V.	200,271	21,795
KBC Groep N.V.A	128,425	7,823

Total Belgium		29,618

Canada - 1.96%
Common Stocks - (Cost $43,360)
Imperial Oil Ltd.A	189,400	9,248
MDA Corp.A C	124,900	9,686
Rogers Communications, Inc., Class B	294,100	11,680
Suncor Energy, Inc.	170,600	6,581
Talisman Energy, Inc.	755,000	7,805

Total Canada		45,000

Denmark - 0.33%
Common Stocks - (Cost $8,147)
Carlsberg AS, Class BA	76,888	7,682

Finland - 0.72%
Common Stocks - (Cost $10,024)
Sampo OYJ, Class A	334,175	16,593

France - 11.59%
Common Stocks - (Cost $184,840)
AXA S.A.	698,972	18,206
BNP Paribas	640,776	48,103
Cap Gemini S.A.A	153,251	10,824
Cie de St-Gobain	157,400	9,613
Cie Generale des Etablissements Michelin	90,840	11,090
Crédit Agricole S.A.	308,069	4,853
GDF SuezD	287,971	7,261
Legrand S.A.	251,939	16,253
Orange S.A.	438,720	7,106
Sanofi	559,094	60,517
Technip S.A.D	168,964	19,011
Total S.A.	295,450	21,101
Valeo S.A.C	98,100	13,439
Vivendi S.A.	497,353	13,345

Total Common Stocks		260,722

Warrants - (Cost $420)
Peugeot S.A. Exercise Price $8,92, Expiration Date 4/29/2017D	564,468	5,534

Total France		266,256

	Shares	Fair Value
		(000’s)
Germany - 9.60%
Common Stocks - (Cost $131,331)
Bayer AG Reg D	355,435	$49,310
Bayerische Motoren Werke AG	65,089	8,143
Commerzbank AGA	586,300	10,416
Daimler AG	213,455	19,762
Deutsche Boerse AGA	125,980	9,227
Deutsche Post AG Reg	127,840	4,813
HeidelbergCement AG D	133,810	11,606
Infineon Technologies AG	1,022,540	11,887
Linde AG	31,920	6,618
Merck KGaA	72,910	12,295
METRO AG	219,610	8,775
Muenchener Rueckversicherungs AG Reg	33,507	7,738
SAP AG	132,421	10,663
Siemens AG Reg	259,783	34,238

Total Common Stocks		205,491

Preferred Stocks - (Cost $14,714)
Volkswagen AGA	55,309	14,894

Total Germany		220,385

Greece - 0.18%
Common Stocks - (Cost $3,952)
Piraeus Bank S.A. A	1,707,621	4,027

Hong Kong/China - 2.25%
Common Stocks - (Cost $48,143)
AIA Group Ltd.	1,662,800	8,064
China Merchants Holdings Intl.A	1,806,000	5,626
China Mobile Ltd.	1,445,307	13,739
CNOOC Ltd.	9,291,000	15,291
Hutchison Whampoa Ltd.	238,000	3,254
The Link REITC	1,145,159	5,694

Total Hong Kong/China		51,668

Ireland - 0.91%
Common Stocks - (Cost $14,750)
CRH PLCB	608,660	17,635
Smurfit Kappa Group PLCB	142,778	3,169

Total Ireland		20,804

Israel - 1.02%
Common Stocks - (Cost $21,567)
Teva Pharmaceutical Industries Ltd. Sponsored, ADR E	478,640	23,386

Italy - 2.63%
Common Stocks - (Cost $44,389)
Atlantia SpA	515,291	13,404
ENI SpA	919,052	23,856
Intesa Sanpaolo SpA	2,847,656	9,719
Saipem SpAA	315,335	8,443
UniCredit SpA	563,187	5,032

Total Italy		60,454

See accompanying notes

15

American Beacon International Equity FundSM

Schedule of Investments

April 30, 2014 (Unaudited)

	Shares	Fair Value
		(000’s)
Japan - 12.66%
Common Stocks - (Cost $269,173)
AEON Financial Service Co., Ltd.	225,700	$5,676
Asics Corp.	450,680	8,768
Canon, Inc.	289,700	9,110
Daikin Industries Ltd.	217,200	12,537
Daiwa House Industry Co. Ltd.	588,000	9,910
Don Quijote Co., Ltd.	251,600	13,240
Hitachi Ltd.	1,693,000	12,039
ITOCHU Corp.	523,400	5,857
Japan Display, Inc.A	874,600	5,390
Japan Tobacco, Inc.	477,900	15,688
JGC Corp.	189,000	6,119
KDDI Corp.	690,900	36,777
Komatsu Ltd.	178,000	3,921
Konica Minolta, Inc.	1,253,500	11,636
LIXIL Group Corp.	322,000	8,513
Nikon Corp.	1,352,800	21,211
Nissan Motor Co., Ltd.	1,382,900	11,863
Seven & I Holdings Co., Ltd.	328,400	12,948
Shin-Etsu Chemical Co., Ltd.	235,400	13,811
Sumitomo Mitsui Financial Group, Inc.	747,100	29,472
Suntory Beverage & Food Ltd.A	281,500	9,816
Toyota Motor Corp.	406,200	21,916
United Arrows Ltd.	112,000	4,327

Total Japan		290,545

Luxembourg - 0.46%
Common Stocks - (Cost $7,454)
RTL Group S.A. D	94,113	10,473

Netherlands - 5.96%
Common Stocks - (Cost $108,588)
Airbus Group N.V.	187,520	12,875
Akzo Nobel	501,510	38,609
ING Groep N.V., CVAA J	1,037,920	14,738
Koninklijke Philips Electronics N.V.	240,627	7,703
PostNL N.V.A	1,325,527	5,815
Reed Elsevier N.V. D	1,232,569	25,146
SBM Offshore N.V.A	692,530	12,649
TNT Express N.V.	1,205,200	10,851
Unilever N.V., CVA, GDRG J	197,265	8,452

Total Netherlands		136,838

Norway - 1.20%
Common Stocks - (Cost $19,398)
Petroleum Geo-Services ASAA	501,594	6,046
Statoil ASA	340,020	10,319
Telenor ASA	472,140	11,080

Total Norway		27,445

Portugal - 0.51%
Common Stocks - (Cost $13,920)
Galp Energia SGPS S.A.A	492,800	8,536
Portugal Telecom SGPS S.A. Reg D	771,300	3,210

Total Portugal		11,746

Singapore - 2.33%
Common Stocks - (Cost $40,480)
DBS Group Holdings Ltd.	1,156,342	15,625
Flextronics International Ltd.A	807,040	7,255

	Shares	Fair Value
		(000’s)
Noble Group Ltd.	8,077,000	$8,279
Sembcorp Industries Ltd.	1,378,000	5,902
Sembcorp Marine Ltd.	1,755,000	5,697
Singapore Telecommunications Ltd.	3,526,000	10,771

Total Singapore		53,529

South Korea - 4.19%
Common Stocks - (Cost $89,286)
Hana Financial Group, Inc.	244,450	8,598
Hyundai Motor Co., Ltd.	18,049	5,153
KB Financial Group, Inc., ADRE	182,978	6,282
Korea Electric Power Corp.	259,130	9,906
KT&G Corp.	166,960	13,379
LG Electronics, Inc.	119,709	7,959
POSCO	34,148	10,162
Samsung Electronics Co., Ltd.	9,478	12,319
Samsung Electronics Co., Ltd., Reg S GDRG K	13,224	8,523
SK Telecom Co., Ltd.	67,962	14,042

Total South Korea		96,323

Spain - 2.01%
Common Stocks - (Cost $33,199)
Mediaset Espana Comunicacion S.A.A	715,559	7,922
Red Electrica Corporation S.A.A	141,641	11,649
Repsol S.A.	171,652	4,620
Tecnicas Reunidas S.A.	158,688	9,551
Telefonica S.A.	747,812	12,523

Total Spain		46,265

Sweden - 1.85%
Common Stocks - (Cost $32,423)
Assa Abloy AB, Class B	219,543	11,622
Ericsson LM, Class B	788,560	9,520
Getinge AB, Class BA	313,520	9,214
Swedbank AB, Class A	454,979	12,085

Total Sweden		42,441

Switzerland - 9.29%
Common Stocks - (Cost $159,589)
ABB Ltd.A	683,567	16,419
Clariant AGA	289,841	5,704
Credit Suisse Group AG Reg	506,848	16,073
GAM Holding AG	598,445	10,880
Givaudan S.A. Reg	6,494	10,234
Novartis AG Reg	739,211	64,085
Roche Holding AG Genusschein	93,232	27,331
Swatch Groug AGA	17,759	11,391
Swiss Re AG	104,450	9,121
UBS AG Reg	1,382,797	28,910
Zurich Insurance Group AG	46,290	13,259

Total Switzerland		213,407

United Kingdom - 21.87%
Common Stocks - (Cost $411,047)
Aviva PLCB	2,921,124	25,917
BAE Systems PLCB	1,564,304	10,565
Balfour Beatty PLCB	1,069,852	5,063
Barclays PLCB	5,307,820	22,601
BG Group PLCB	989,693	20,019
BP PLCB	1,197,900	10,096
British American Tobacco PLCB	757,712	43,714

See accompanying notes

16

American Beacon International Equity FundSM

Schedule of Investments

April 30, 2014 (Unaudited)

	Shares	Fair Value
		(000’s)
Carnival PLCA B	196,777	$7,861
Direct Line Insurance Group	2,927,206	12,371
GlaxoSmithKline PLCB	504,900	13,912
Glencore Xstrata PLCA B	2,556,847	13,749
HSBC Holdings PLCB	2,695,006	27,366
Informa PLCB	1,545,973	12,589
Kingfisher PLCB	1,692,500	11,948
Ladbrokes PLCA B	1,371,892	3,551
Lloyds Banking Group PLCA B	36,807,593	46,834
Marks & Spencer Group PLCB	1,472,810	10,969
Michael Page International PLCB	776,247	6,131
Prudential PLCB	984,136	22,573
Reed Elsevier PLCB	911,726	13,423
Rexam PLCA B	3,199,837	26,797
Rio Tinto PLCB	131,403	7,154
Rolls-Royce Holdings PLCB	879,123	15,585
Royal Dutch Shell PLC, Class BB	256,246	10,903
Royal Dutch Shell PLC, Class AB	1,012,542	40,124
Standard Chartered PLCB	250,260	5,415
Taylor Wimpey PLCB	5,078,054	9,011
Tesco PLCB	2,392,568	11,834
Unilever PLCB	326,672	14,583
Vodafone Group PLCA B	5,049,638	19,094

Total Common Stocks		501,752

Preferred Stocks - (Cost $181)
Rolls Royce Holdings PLCA B F	107,920,920	182

Total United Kingdom		501,934

SHORT-TERM INVESTMENTS - 2.95% (Cost $67,836)
JPMorgan U.S. Government Money Market Fund, Capital Class	67,835,780	67,836

SECURITIES LENDING COLLATERAL - 5.16% (Cost 118,593)
American Beacon U.S. Government Money Market Select Fund, Select ClassH	94,307,606	94,308
DWS Government and Agency Securities Portfolio, Institutional Class	24,285,881	24,286

Total Securities Lending Collateral		118,593

TOTAL INVESTMENTS - 103.97% (Cost $1,935,081)		2,387,347
LIABILITIES, NET OF OTHER ASSETS - (3.97)%		(91,087)

TOTAL NET ASSETS - 100.00%		$2,296,260

Percentages are stated as a percent of net assets.

A	Non-income producing security.
B	PLC - Public Limited Company.
C	REIT - Real Estate Investment Trust.
D	All or a portion of this security is on loan at April 30, 2014.
E	ADR - American Depositary Receipt.
F	Fair valued pursuant to procedures approved by the Board of Trustees.
G	GDR - Global Depositary Receipt.
H	The Fund is affiliated by having the same investment advisor.
I	CDI – Chess Depository Interest.
J	CVA – Dutch Certificate.
K	Reg S-Security purchased under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.

See accompanying notes

17

American Beacon International Equity FundSM

Schedule of Investments

April 30, 2014 (Unaudited)

Futures Contracts Open on April 30, 2014 (000’s):

Description	Type	Number of Contracts	Expiration Date	Contract Value	Unrealized Appreciation (Depreciation)
AEX Index May Futures	Long	18	May, 2014	$1,980	$35
CAC 40 June Futures	Long	130	June, 2014	7,944	314
DAX Index June Futures	Long	21	June, 2014	7,000	211
FTSE 100 Index June Futures	Long	144	June, 2014	16,399	518
FTSE MIB Index June Futures	Long	13	June, 2014	1,936	57
Hang Seng Index May Futures	Long	15	May, 2014	2,112	(33)
IBEX 35 Index May Futures	Long	19	May, 2014	2,740	73
OMX 30 Index May Futures	Long	118	May, 2014	2,462	61
S&P TSX 60 Index June Futures	Long	50	June, 2014	7,619	191
SPI 200 June Futures	Long	47	June, 2014	5,954	107
TOPIX Index June Futures	Long	126	June, 2014	14,253	(358)

				$70,399	$1,176

Foreign Currency Contracts Open on April 30, 2014:

Type	Currency	Principal Amount Covered by Contract	Settlement Date	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Buy	AUD	1,601,958	6/10/2014	BOM	$30,902	$—	$30,902
Buy	AUD	6,585,724	6/10/2014	RBS	175,374	—	175,374
Sell	AUD	596,681	6/10/2014	BOA	—	(5,743)	(5,743)
Sell	AUD	1,952,184	6/10/2014	UAG	—	(4,536)	(4,536)
Sell	AUD	850,548	6/10/2014	DUB	—	(3,209)	(3,209)
Sell	AUD	466,967	6/10/2014	BOA	1,571	—	1,571
Sell	AUD	398,405	6/10/2014	CBK	3,727	—	3,727
Buy	CAD	2,082,805	6/10/2014	BOM	44,219	—	44,219
Buy	CAD	9,138,821	6/10/2014	GST	109,074	—	109,074
Sell	CAD	753,821	6/10/2014	BOA	—	(11,028)	(11,028)
Sell	CAD	567,872	6/10/2014	BOA	—	(3,102)	(3,102)
Sell	CAD	584,279	6/10/2014	CBK	—	(2,779)	(2,779)
Sell	CAD	1,123,895	6/10/2014	UAG	—	(1,680)	(1,680)
Sell	CAD	2,453,791	6/10/2014	UAG	600	—	600
Buy	CHF	9,052,724	6/10/2014	CBK	—	(17,273)	(17,273)
Buy	CHF	2,043,540	6/10/2014	BNP	774	—	774
Sell	CHF	2,195,840	6/10/2014	BOA	—	(8,934)	(8,934)
Sell	CHF	746,722	6/10/2014	UAG	—	(6,390)	(6,390)
Sell	CHF	673,982	6/10/2014	CBK	—	(3,407)	(3,407)
Sell	CHF	429,621	6/10/2014	BOA	—	(2,268)	(2,268)
Sell	CHF	766,043	6/10/2014	BOA	—	(1,143)	(1,143)
Buy	EUR	5,880,470	6/10/2014	SOG	13,694	—	13,694
Buy	EUR	24,792,585	6/10/2014	CBK	18,865	—	18,865
Sell	EUR	6,945,863	6/10/2014	BOA	—	(32,423)	(32,423)
Sell	EUR	3,314,094	6/10/2014	DUB	—	(31,859)	(31,859)
Sell	EUR	2,105,816	6/10/2014	SOG	—	(13,253)	(13,253)
Sell	EUR	1,716,004	6/10/2014	BOA	—	(10,007)	(10,007)
Sell	EUR	1,452,430	6/10/2014	BOA	—	(5,417)	(5,417)
Buy	GBP	3,601,947	6/10/2014	SOG	81,722	—	81,722
Buy	GBP	21,184,647	6/10/2014	BRC	209,164	—	209,164
Sell	GBP	2,374,854	6/10/2014	DUB	—	(39,080)	(39,080)
Sell	GBP	1,574,797	6/10/2014	SOG	—	(29,226)	(29,226)
Sell	GBP	5,205,438	6/10/2014	BOA	—	(18,782)	(18,782)
Sell	GBP	1,277,729	6/10/2014	BOA	—	(6,683)	(6,683)
Sell	GBP	1,066,743	6/10/2014	BOA	—	(5,388)	(5,388)
Buy	JPY	2,095,203	6/10/2014	BNP	—	(675)	(675)
Buy	JPY	20,610,795	6/10/2014	UAG	190,793	—	190,793
Sell	JPY	2,547,688	6/10/2014	UAG	—	(22,872)	(22,872)
Sell	JPY	4,549,134	6/10/2014	UAG	—	(15,476)	(15,476)

See accompanying notes

18

American Beacon International Equity FundSM

Schedule of Investments

April 30, 2014 (Unaudited)

Type	Currency	Principal Amount Covered by Contract	Settlement Date	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Sell	JPY	1,141,872	6/10/2014	BOA	$—	$(4,256)	$(4,256)
Sell	JPY	949,261	6/10/2014	CBK	—	(92)	(92)
Sell	JPY	1,411,305	6/10/2014	BOA	3,170	—	3,170
Buy	SEK	2,245,942	6/10/2014	CBK	—	(36,972)	(36,972)
Buy	SEK	624,155	6/10/2014	BNP	—	(9,986)	(9,986)
Sell	SEK	797,522	6/10/2014	BOA	—	(7,872)	(7,872)
Sell	SEK	192,426	6/10/2014	BOA	—	(3,303)	(3,303)
Sell	SEK	177,979	6/10/2014	BOA	—	(2,511)	(2,511)
Sell	SEK	398,223	6/10/2014	UAG	—	(1,810)	(1,810)
Sell	SEK	242,991	6/10/2014	CBK	1,313	—	1,313

					$884,962	$(369,435)	$515,527

Glossary:

Counterparty Abbreviations:

BNP	BNP Paribas	DUB	Deutsche Bank, AG
BOA	Bank of America, N.A.	GST	Goldman Sachs International
BOM	Bank of Montreal	RBS	Royal Bank of Scotland
BRC	Barclays Bank, PLC	SOG	Societe Generale
CBK	Citibank, N.A.	UAG	UBS, AG
Currency Abbreviations:
AUD	Australian Dollar	EUR	Euro	JPY	Japanese Yen
CAD	Canadian Dollar	GBP	British Pound	SEK	Swedish Krona
CHF	Swiss Franc
Exchange Abbreviations:

CAC	France Stock Exchange
OMX	Stock Exchange in Nordic and Baltic Europe
TSX	Toronto Stock Exchange

Index Abbreviations:

AEX	Amsterdam Exchange Index
DAX	Deutscher Aktien Index
FTSE MIB	Benchmark for Italian Equity Market
IBEX	Stock Market Index of Bolsa de Madrid
TOPIX	Tokyo Stock Price Index

See accompanying notes

19

American Beacon FundsSM

Statements of Assets and Liabilities

April 30, 2014 (Unaudited) (in thousands, except share and per share amounts)

	Emerging Markets Fund		International Equity Fund
Assets:
Investments in unaffiliated securities, at fair valueA,D		$122,209	$2,293,039
Investments in affiliated securities, at fair valueB		—	94,308
Foreign currency, at fair valueC		279	—
Foreign currency deposits with brokers, at fair valueE		—	11,068
Deposit with brokers for futures contracts		373	2
Dividends and interest receivable		324	11,019
Receivable for investments sold		470	6,182
Receivable for fund shares sold		68	3,960
Receivable for tax reclaims		6	1,740
Receivable for expense reimbursement (Note 2)		1	7
Receivable for variation margin on open futures contracts		—	1,567
Unrealized appreciation from foreign currency contracts		—	885
Prepaid expenses		35	50
Other assets		1	—

Total assets		123,766	2,423,827

Liabilities:
Payable for investments purchased		588	5,140
Payable for fund shares redeemed		3	863
Payable for variation margin from open futures contracts		19	390
Payable upon return of securities loaned		—	118,593
Foreign currency held at bank		—	557
Management and investment advisory fees payable		77	656
Administrative service and service fees payable		9	650
Transfer agent fees payable		2	116
Custody and fund accounting fees payable		—	70
Professional fees payable		28	27
Trustee fees payable		3	26
Payable for prospectus and shareholder reports		12	87
Unrealized depreciation from foreign currency contracts		2	369
Other liabilities		14	23

Total liabilities		757	127,567

Net Assets		$123,009	$2,296,260

Analysis of Net Assets:
Paid-in-capital		126,597	1,887,214
Undistributed net investment income		76	32,254
Accumulated net realized (loss)		(15)	(77,420)
Unrealized appreciation or (depreciation) of investments		(2,791)	390,928
Unrealized (depreciation) of currency transactions		(1,101)	62,108)
Unrealized appreciation of futures contracts		243	1,176

Net assets		$123,009	$2,296,260

Shares outstanding at no par value (unlimited shares authorized):
Institutional Class		773,367	46,795,911

Y Class		75,385	23,803,256

Investor Class		544,852	17,101,029

Advisor Class		N/A	306,278

Retirement Class		N/A	44,839

A Class		37,108	395,765

C Class		9,529	123,325

AMR Class		8,768,916	22,420,725

Net assets (not in thousands):
Institutional Class		$9,258,627	$961,438,285

Y Class		$907,238	$506,898,678

Investor Class		$6,419,248	$348,487,264

Advisor Class	$	N/A	$6,388,151

Retirement Class	$	N/A	$981,188

A Class		$437,009	$8,068,978

C Class		$111,486	$2,459,719

See accompanying notes

20

American Beacon FundsSM

Statements of Assets and Liabilities

April 30, 2014 (Unaudited) (in thousands, except share and per share amounts)

	Emerging Markets Fund	International Equity Fund
AMR Class	$105,875,102	$461,537,192

Net asset value, offering and redemption price per share:
Institutional Class	$11.97	$20.55

Y Class	$12.03	$21.30

Investor Class	$11.78	$20.38

Advisor Class	N/A	$20.86

Retirement Class	N/A	$21.88

A Class	$11.78	$20.39

A Class (Offering Price)	$12.50	$21.63

C Class	$11.70	$19.94

AMR Class	$12.07	$20.59

A Cost of investments in unaffiliated securities	$126,101	$1,840,773
B Cost of investments in affiliated securities	$—	$94,308
C Cost of foreign currency	$278	$0
D Fair value of securities on loan	$—	$112,828
E Cost of foreign currency deposits with brokers	$—	$10,343

See accompanying notes

21

American Beacon FundsSM

Statements of Operations

For the six months ended April 30, 2014 (in thousands) (Unaudited)

	Emerging Markets Fund	International Equity Fund
Investment Income:
Dividend income from unaffiliated securities (net of foreign taxes) A	$1,300	$40,977
Interest income	—	8
Income derived from securities lending, net	—	461

Total investment income	1,300	41,446

Expenses:
Management and investment advisory fees (Note 2)	477	3,337
Administrative service fees (Note 2):
Institutional Class	13	1,369
Y Class	3	690
Investor Class	9	502
Advisor Class	—	8
Retirement Class	—	1
A Class	1	12
C Class	—	4
AMR Class	26	114
Transfer agent fees:
Institutional Class	1	220
Y Class	—	109
Investor Class	2	15
Advisor Class	—	1
A Class	—	1
AMR Class	2	8
Custody and fund accounting fees	155	297
Professional fees	46	50
Registration fees and expenses	26	52
Service fees (Note 2):
Y Class	1	230
Investor Class	8	627
Advisor Class	—	7
Retirement Class	—	1
A Class	—	5
C Class	—	1
Distribution fees (Note 2):
Advisor Class	—	7
Retirement Class	—	2
A Class	1	8
C Class	—	9
Prospectus and shareholder report expenses	10	101
Trustee fees	4	60
Other expenses	7	70

Total expenses	792	7,918

Net fees waived and expenses reimbursed (Note 2)	(11)	(67)

Net expenses	781	7,851

Net investment income	519	33,595

Realized and unrealized gain (loss) from investments:
Net realized gain (loss) from:
Investments	4,688	68,160
Commission recapture (Note 3)	1	45
Foreign currency transactions	(980)	2,977
Futures contracts	(203)	4,556
Change in net unrealized appreciation or (depreciation) of:
Investments	(5,888)	(47,061)
Foreign currency transactions	1,035	28,147
Futures contracts	187	(1,583)

Net gain (loss) from investments	(1,160)	55,241

Net increase (decrease) in net assets resulting from operations	$(641)	$88,836

A Foreign taxes	$117	$2,299
B Net of foreign withholding taxes on capital gains	$23	$—

See accompanying notes

22

American Beacon FundsSM

Statements of Changes in Net Assets (in thousands)

	Emerging Markets Fund		International Equity Fund
	Six Months Ended April 30, 2014	Year Ended October 31, 2013	Six Months Ended April 30, 2014	Year Ended October 31, 2013
	(unaudited)		(unaudited)
Increase (Decrease) in Net Assets:
Operations:
Net investment income	$519	$1,011	$33,595	$38,592
Net realized gain from investments, futures contracts, and foreign currency transactions	3,506	2,980	75,738	74,936
Change in net unrealized appreciation or (depreciation) from investments, futures contracts, and foreign currency transactions	(4,666)	5,327	(20,497)	329,508

Net increase (decrease) in net assets resulting from operations	(641)	9,318	88,836	443,036

Distributions to Shareholders:
Net investment income:
Institutional Class	(100)	(92)	(14,406)	(16,101)
Y Class	(22)	(21)	(7,149)	(55)
Investor Class	(43)	(55)	(4,093)	(10,473)
Advisor Class	—	—	(73)	(106)
Retirement Class	—	—	(7)	—
A Class	(2)	(5)	(79)	(40)
C Class	—	—	(15)	(5)
AMR Class	(1,154)	(1,078)	(8,617)	(10,213)

Net distributions to shareholders	(1,321)	(1,251)	(34,439)	(36,993)

Capital Share Transactions:
Proceeds from sales of shares	12,128	39,656	326,251	1,003,459
Reinvestment of dividends and distributions	1,317	1,246	29,476	34,358
Cost of shares redeemed	(16,134)	(43,915)	(242,463)	(768,379)
Redemption fees	15	18	24	168

Net increase (decrease) in net assets from capital share transactions	(2,674)	(2,995)	113,288	269,606

Net increase (decrease) in net assets	(4,636)	5,072	167,685	675,649

Net Assets:
Beginning of period	127,645	122,573	2,128,575	1,452,926

End of Period *	$123,009	$127,645	$2,296,260	$2,128,575

*Includes undistributed net investment income (loss) of	$76	$903	$32,254	$31,437

See accompanying notes

23

American Beacon FundsSM

Notes to Financial Statements

April 30, 2014 (Unaudited)

1. Organization and Significant Accounting Policies

American Beacon Funds (the “Trust”), which is comprised of twenty-eight Funds, is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, (the “Act”) as a diversified, open-end management investment company. These financial statements and notes to the financial statements relate to the American Beacon Emerging Markets and International Equity Funds (the “Funds”), each a series of the Trust.

American Beacon Advisors, Inc. (the “Manager”) is a wholly-owned subsidiary of Lighthouse Holdings, Inc. and was organized in 1986 to provide business management, advisory, administrative and asset management consulting services to the Trust and other investors.

Class Disclosure

The Funds have multiple classes of shares designed to meet the needs of different groups of investors. The following table sets forth the differences among the classes:

Class:	Offered to:
Institutional Class	Investors making an initial investment of $250,000

Y Class	Investors making an initial investment of $100,000

Investor Class	General public and investors investing through an intermediary

Advisor Class	Investors investing through an intermediary

Retirement Class	Investors investing through an intermediary

A Class	General public and investors investing through an intermediary with applicable sales charges, which may include a front-end sales charge and a contingent deferred sales charge (“CDSC”)

C Class	General public and investors investing through an intermediary with applicable sales charges, which may include a CDSC

AMR Class	Investors in the tax-exempt retirement and benefit plans of the Manager, AMR Corporation, and its affiliates

Each class offered by the Trust has equal rights as to assets and voting privileges. Income and non-class specific expenses are allocated daily to each class on the basis of the relative net assets. Realized and unrealized capital gains and losses of each class are allocated daily based on the relative net assets of each class of the respective Fund. Class specific expenses, where applicable, currently include administrative service fees, service fees, and distribution fees and vary among the classes as described more fully in Note 2.

Recently Adopted Accounting Pronouncements

In December 2011, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2011-11, Balance Sheet (Topic 210): Disclosures about Offsetting Assets and Liabilities. The amendments in the ASU enhance disclosures about offsetting of financial assets and liabilities to enable investors to understand the effect of these arrangements on a fund’s financial position. In January 2013, FASB issued ASU No. 2013-01, Balance Sheet (Topic 210): Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities. The amendments in ASU No. 2013-01 clarify the scope of disclosures required by ASU No. 2011-11. These ASUs are effective for annual periods beginning on or after January 1, 2013, and interim periods within those annual periods. The Funds adopted ASU 2011-11 and 2013-01 effective January 1, 2013. The adoption did not have any impact on the Funds’ financial statements as the accounting standard affects only the disclosure requirements for offsetting financial instruments.

24

American Beacon FundsSM

Notes to Financial Statements

April 30, 2014 (Unaudited)

2. Transactions with Affiliates

Management Agreement

The Trust and the Manager are parties to a Management Agreement that obligates the Manager to provide or oversee the provision of all investment advisory, fund management, and securities lending services. Investment assets of the Funds are managed by multiple investment advisors which have entered into separate investment advisory agreements with the Manager and the Trust. As compensation for performing the duties required under the Management Agreement, the Manager receives from the Funds an annualized fee equal to 0.05% of the average daily net assets. The Fund pays to the unaffiliated investment advisors hired to direct investment activities of the Funds. Management fees paid during the six months ended April 30, 2014 were as follows (in thousands):

Fund	Management Fee Rate	Management Fee	Amounts paid to Investment Advisors	Net Amounts Retained by Manager
Emerging Markets	0.80%	$477	$447	$30
International Equity	0.31%	3,337	2,742	595

As compensation for services provided by the Manager in connection with securities lending activities, the lending Fund pays to the Manager, with respect to cash collateral posted by borrowers, a fee up to 25% of the net monthly interest income (the gross interest income earned by the investment of cash collateral, less the amount paid to borrowers and related expenses) from such activities and, with respect to loan fees paid by borrowers when a borrower posts collateral other than cash, a fee up to 25% of such loan fees. This fee is included in income derived from securities lending and Management and investment advisory fees on the Statements of Operations. During the six months ended April 30, 2014 securities lending fees paid to the Manager on behalf of the International Equity Fund were $58,972.

Administrative Services Agreement

The Manager and the Trust entered into an Administrative Services Agreement which obligates the Manager to provide or oversee administrative services to the Funds. As compensation for performing the duties required under the Administrative Services Agreement, the Manager receives an annualized fee of 0.40% of the average daily net assets of the A and C Classes, 0.30% of the average daily net assets of the Institutional, Y, Investor, Advisor, and Retirement Classes of the Funds and 0.05% of the average daily net assets of the AMR Class of the Funds.

Distribution Plans

The Funds, except for the Advisor, Retirement, A and C Classes of the Funds, have adopted a “defensive” Distribution Plan (the “Plan”) in accordance with Rule 12b-1 under the Act, pursuant to which no separate fees will be charged to the Funds for distribution purposes. However, the Plan authorizes the management and administrative service fees received by the Manager and the investment advisors hired by the Manager to be used for distribution purposes. Under this Plan, the Funds do not intend to compensate the Manager or any other party, either directly or indirectly, for the distribution of Funds shares.

Separate Distribution Plans (the “Distribution Plans”) have been adopted pursuant to Rule 12b-1 under the Act for the Advisor and Retirement Classes of the Funds. Under the Distribution Plans, as compensation for distribution assistance, the Manager receives an annual fee of 0.25% of the average daily net assets of the Advisor and A Classes, 0.50% of the average daily net assets of the Retirement Class and 1.00% of the average daily net assets of the C Class. The fee will be payable without regard to whether the amount of the fee is more or less than the actual expenses incurred in a particular month by the Manager for distribution assistance.

25

American Beacon FundsSM

Notes to Financial Statements

April 30, 2014 (Unaudited)

Brokerage Commissions

Affiliated entities of an investment advisor to the Emerging Markets Fund received net commissions on purchases and sales of the Fund’s portfolio securities totaling $664 for the six months ended April 30, 2014.

Service Plans

The Manager and the Trust entered into Service Plans that obligate the Manager to oversee additional shareholder servicing of the Y, Investor, Advisor and Retirement Classes. As compensation for performing the duties required under the Service Plans, the Manager receives 0.10% of the average daily net assets of the Y Class, 0.15% of the average daily net assets of the A and C Classes, 0.25% of the average daily net assets of the Advisor and Retirement Classes and up to 0.375% of the average daily net assets of the Investor Class of the Funds.

Investment in Affiliated Funds

The Funds may invest in the American Beacon Money Market Select Fund (the “MM Select Fund”) and the American Beacon U.S. Government Money Market Select Fund (the “USG Select Fund”) (collectively the “Select Funds”). Cash collateral received by the Funds in connection with securities lending may be invested in the Select Funds. The Funds and the Select Funds have the same investment advisor and therefore, are considered to be affiliated. The Manager serves as investment advisor to the Select Funds and receives from the Select Funds an annualized management fee of 0.09% of the average daily net assets of the Select Funds. During the six months ended April 30, 2014, fees earned by the Manager from the Select Funds were as follows:

	Direct Investments in Select Funds	Securities Lending Collateral Invested in Select Funds	Total
International Equity	$4,516	$13,579	$18,095

Interfund Lending Program

Pursuant to an exemptive order by the Securities and Exchange Commission (the “SEC”), the Funds, along with other registered investment companies having management contracts with the Manager, may participate in an interfund lending program. This program provides an alternative credit facility allowing the Funds to borrow from other participating Funds. The Funds did not utilize the credit facility during the period.

Expense Reimbursement Plan

The Manager voluntarily and contractually agreed to reimburse the Funds to the extent that total annual operating expenses exceeded the Fund’s expense cap. For the six months ended April 30, 2014, the Manager reimbursed expenses as follows:

		Expense Caps
Fund	Class	11/1/13 to 2/28/14	3/1/14 to 4/30/14	Reimbursed Expenses	Expiration of Reimbursements
Emerging Markets	Institutional	1.35%	1.35%	$8,051	2017
Emerging Markets	Y	1.45%	1.45%	1,380	2017
Emerging Markets	Investor	1.79%	1.79%	1,648	2017
Emerging Markets	A	1.79%	1.79%	589	2017
Emerging Markets	C	2.54%	2.54%	175	2017
Emerging Markets	AMR	—	1.35%	—	2017
International Equity	Institutional*	0.71%*	0.70%*	67,114	2017
International Equity	Advisor	N/A	N/A	—	2017
International Equity	Retirement	1.47%	N/A	—	2017
International Equity	A	1.25%	N/A	—	2017
International Equity	C	1.99%	N/A	—	2017

*	Voluntary Reimbursement

26

American Beacon FundsSM

Notes to Financial Statements

April 30, 2014 (Unaudited)

Of these amounts, $1,263 and $7,100 was receivable from the Manager to the Emerging Markets and International Equity Funds, respectively at April 30, 2014. The Funds have adopted an Expense Reimbursement Plan whereby the Manager may seek repayment of fees waived or expenses reimbursed for a period of up to three years. However, reimbursement will occur only if the Class’ average net assets have grown or expenses have declined sufficiently to allow reimbursement without causing its expense ratio to exceed the previously agreed upon contractual expense limit. The carryover of excess expenses potentially reimbursable to the Manager are as follows:

Fund	Recovered Expenses	Excess Expense Carryover	Expiration of Reimbursed Expenses
Emerging Markets	$—	$67,581	2014
Emerging Markets	—	28,833	2015
Emerging Markets	—	45,693	2016
International Equity	—	2,051	2014
International Equity	—	19,484	2015
International Equity	—	88,916	2016

Sales Commissions

The Funds’ distributor, Foreside Fund Services, LLC (“Foreside”), may receive a portion of A Class sales charges from broker dealers and it may be used to offset distribution related expenses. For the six months ended April 30, 2014, Foreside collected $90 and $2,345 for Emerging Markets and International Equity Funds, respectively, from the sale of Class A Shares.

A CDSC of 0.50% will be deducted with respect to Class A Shares on certain purchases of $1,000,000 or more that are redeemed in whole or part within 18 months of purchase, unless waived as discussed in the Prospectus. Any applicable CDSC will be 0.50% of the lesser of the original purchase price or the value of the redemption of the Class A Shares redeemed. During the six months ended April 30, 2014, there were no CDSC fees collected for Class A Shares.

A CDSC of 1.00% will be deducted with respect to Class C Shares redeemed within 12 months of purchase, unless waived as discussed in the Prospectus. Any applicable CDSC will be 1.00% of the lesser of the original purchase price or the value of the redemption of the Class C Shares redeemed. During the six months ended April 30, 2014, $30 in CDSC fees were collected for the Emerging Markets Fund. There were no CDSC fees for the International Equity Fund

3. Security Valuation and Fair Value Measurements

Investments are valued at the close of the New York Stock Exchange (the “Exchange”), normally 4 p.m. ET, each day that the Exchange is open for business. Equity securities, including exchange-traded funds (“ETFs”), for which market quotations are available are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) on the primary market or exchange on which they trade.

Investments in open-end mutual funds are valued at the closing net asset value (“NAV”) per share of the mutual fund on the day of valuation. Investment grade short-term obligations with 60 days or less to maturity are valued using the amortized cost method, which approximates fair value.

Securities for which the market prices are not readily available or are not reflective of the fair value of the security, as determined by the Manager, will be priced at fair value following procedures approved by the Trust’s Board of Trustees (the “Board”).

Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, a Fund is required to deposit with its futures broker, an amount of cash or U.S. Government

27

American Beacon FundsSM

Notes to Financial Statements

April 30, 2014 (Unaudited)

and Agency Obligations in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and an appropriate payable or receivable for the change in value (“variation margin”) is recorded by the Fund. Gains or losses are recognized, but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed on the Statements of Assets and Liabilities.

For valuation purposes, the last quoted prices of non-U.S. equity securities may be adjusted under the circumstances described below. If the Fund determines that developments between the close of a foreign market and the close of the Exchange will, in its judgment, materially affect the value of some or all of its portfolio securities, the Fund will adjust the previous closing prices to reflect what it believes to be the fair value of the securities as of the close of the Exchange. In deciding whether it is necessary to adjust closing prices to reflect fair value, the Fund reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. In addition, the Fund may use fair value pricing for securities primarily traded in non-U.S. markets because most foreign markets close well before the Funds’ pricing time of 4:00 p.m. Eastern Standard Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. These securities are fair valued using a pricing service and are categorized as Level 2 in the fair value hierarchy. The pricing service, using methods approved by the Board, considers the correlation of the trading patterns of the foreign security to intraday trading in the U.S. markets, based on indices of domestic securities and other appropriate indicators such as prices of relevant ADRs and futures contracts.

Valuation Inputs

Various inputs may be used to determine the fair value of the Funds’ investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1 – Quoted prices in active markets for identical securities.

Level 2 – Prices determined using other significant observable inputs. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, and others.

Level 3 – Prices determined using other significant unobservable inputs. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Level 1 and Level 2 trading assets and trading liabilities, at fair value

Common stocks and financial derivative instruments, such as futures contracts that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy. Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the close of the Exchange. These securities are valued using pricing service providers that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Investments in registered open-end investment management companies will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy. Short-term investments

28

American Beacon FundsSM

Notes to Financial Statements

April 30, 2014 (Unaudited)

having a maturity of 60 days or less are generally valued at amortized cost which approximates fair value. These investments are categorized as Level 2 of the fair value hierarchy.

Over-the-counter (“OTC”) financial derivative instruments, such as foreign currency contracts, derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These contracts are normally valued on the basis of broker dealer quotations or pricing service providers. Depending on the product and the terms of the transaction, the fair value of the financial derivative contracts can be estimated by a pricing service provider using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, spreads, interest rates, curves, dividends, and exchange rates. Financial derivatives that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

The Funds’ investments are summarized by level based on the inputs used to determine their values. U.S. Generally Accepted Accounting Principles (“U.S. GAAP”) also requires all transfers between any levels to be disclosed. The end of period timing recognition has been adopted for the transfers between levels of each Fund’s assets and liabilities. During the six months ended April 30, 2014, there were no transfers between levels. As of April 30, 2014, the Funds’ investments were classified as described below (in thousands):

Emerging Markets*	Level 1	Level 2	Level 3	Total
Foreign Preferred Stocks	$3,441	$—	$—	$3,441
Foreign Common Stocks	112,280	321	—	112,601
Convertible Bonds	—	78	—	78
Short-Term Investments – Money Market Funds	6,089	—	—	6,089

Total Investments in Securities	$122,209	$399	$—	$122,209

	Level 1	Level 2	Level 3	Total
Financial Derivative Instruments - Assets
Forward Currency Contracts	$—	$—	$—	$—
Futures Contracts	243	—	—	243

Total Financial Derivative Instruments - Assets	$243	$—	$—	$243

	Level 1	Level 2	Level 3	Total
Financial Derivative Instruments - Liabilities
Forward Currency Contracts	$(2)	$—	$—	$(2)
Futures Contracts	—	—	—	—

Total Financial Derivative Instruments - Liabilities	$(2)	$—	$—	$(2)

International Equity*	Level 1	Level 2	Level 3	Total
Foreign Common Stocks	$2,185,842	$—	$—	$2,185,842
Foreign Preferred Stocks	15,076	—	—	15,076
Warrents	540	—	—	540
Short-Term Investments – Money Market Funds	67,836	—	—	67,836
Securities Lending Collateral Invested In Money Market Funds	118,593	—	—	118,593

Total Investments in Securities	$2,387,347	$—	$—	$2,387,347

	Level 1	Level 2	Level 3	Total
Financial Derivative Instruments - Assets
Forward Currency Contracts	$885	$—	$—	$885
Futures Contracts	1,567	—	—	1,567

Total Financial Derivative Instruments - Assets	$2,452	$—	$—	$2,452

	Level 1	Level 2	Level 3	Total
Financial Derivative Instruments - Liabilities
Forward Currency Contracts	$(369)	$—	$—	$(369)
Futures Contracts	(390)	—	—	(390)

Total Financial Derivative Instruments - Liabilities	$(759)	$—	$—	$(759)

*	Refer to the Schedule of Investments for country information.

29

American Beacon FundsSM

Notes to Financial Statements

April 30, 2014 (Unaudited)

Security Transactions and Investment Income

Security transactions are recorded on the trade date of the security purchase or sale. The Funds may purchase securities with delivery or payment to occur at a later date. At the time the Funds enter into a commitment to purchase a security, the transaction is recorded, and the value of the security is reflected in the NAV. The value of the security may vary with market fluctuations.

Dividend income, net of foreign taxes, is recorded on the ex-dividend date, except certain dividends from foreign securities which are recorded as soon as the information is available to the Funds. Interest income is earned from settlement date, recorded on the accrual basis, and adjusted, if necessary, for accretion of discounts and amortization of premiums. For financial and tax reporting purposes, realized gains and losses are determined on the basis of specific lot identification.

Currency Translation

All assets and liabilities initially expressed in foreign currency values are converted into U.S. dollar values at the mean of the bid and ask prices of such currencies against U.S. dollars as last quoted by a recognized dealer. Income, expenses, and purchases and sales of investments are translated into U.S. dollars at the rate of exchange prevailing on the respective dates of such transactions. The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in fair values of securities held and is reported with all other foreign currency gains and losses in the Funds’ Statements of Operations.

Dividends to Shareholders

Dividends from net investment income of the Funds normally will be declared and paid at least annually. Distributions, if any, of net realized capital gains are generally paid at least annually and recorded on the ex-dividend date.

Commission Recapture

The Funds have established brokerage commission recapture arrangements with certain brokers or dealers. If the Fund’s investment advisor chooses to execute a transaction through a participating broker, the broker rebates a portion of the commission back to the Fund. Any collateral benefit received through participation in the commission recapture program is directed exclusively to the Fund. This amount is reported with the net realized gain in the Fund’s Statement of Operations.

Allocation of Income, Expenses, Gains, and Losses

Income, expenses (other than those attributable to a specific class), gains, and losses are allocated daily to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.

Use of Estimates

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results may differ from those estimated.

Redemption Fees

The Emerging Markets Fund imposes a 2% redemption fee of all classes and the International Equity Fund imposes a 2% redemption fee on the AMR class for shares held for less than 90 days. The fee is deducted

30

American Beacon FundsSM

Notes to Financial Statements

April 30, 2014 (Unaudited)

from the redemption proceeds and is intended to offset the trading costs, market impact, and other costs associated with short-term trading activity in the Funds. The “first-in, first-out” method is used to determine the holding period. The fee is allocated to all classes of the Funds pro-rata based on their respective net assets.

Other

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liability arising out of the performance of their duties to the Trust. In the normal course of business, the Trust enters into contracts that provide indemnification to the other party or parties against potential costs or liabilities. The Trust’s maximum exposure under these arrangements is dependent on claims that may be made in the future and, therefore, cannot be estimated. The Trust has had no prior claims or losses pursuant to any such agreement.

4. Securities and Other Investments

American Depositary Receipts (“ADRs”), Global Depositary Receipts (“GDRs”), and Non-Voting Depositary Receipts (“NVDRs”)

ADRs are depositary receipts for foreign issuers in registered form traded in U.S. securities markets. GDRs are in bearer form and traded in both the U.S. and European securities markets. NVDRs represent financial interests in an issuer but the holder is not entitled to any voting rights. Depositary receipts may not be denominated in the same currency as the securities into which they may be converted. Investing in depositary receipts entails substantially the same risks as direct investment in foreign securities. There is generally less publicly available information about foreign companies and there may be less governmental regulation and supervision of foreign stock exchanges, brokers and listed companies. In addition, such companies may use different accounting and financial standards (and certain currencies may become unavailable for transfer from a foreign currency), resulting in the Fund’s possible inability to convert immediately into U.S. currency proceeds realized upon the sale of portfolio securities of the affected foreign companies. In addition, the Fund may invest in unsponsored depositary receipts, the issuers of which are not obligated to disclose material information about the underlying securities to investors in the United States. Ownership of unsponsored depositary receipts may not entitle the Fund to the same benefits and rights as ownership of a sponsored depositary receipt or the underlying security.

Chess Depository Instruments (“CDIs”)

CDIs are financial products in which a unit of beneficial ownership is the underlying financial interests of the issuer. The financial interests of the issuer can be foreign equities, debt or other securities through one or more nominee companies, known as depository nominees. These underlying financial interests are quoted on the Australian Stock Exchange (“ASX”) market. With the exception of voting arrangements and some corporate actions of foreign issuers domiciled in certain jurisdictions, the CDI holder has the same rights as holders of financial interests of the issuer that are legally registered in the holder’s name. All of the economic benefits such as dividends, bonus issues, rights issues, interest payments, and maturity payments or similar corporate actions flow through to the CDI holder as if you were the legal owner of the corresponding financial product. The difference between holding CDIs and holding the foreign shares of the issuer is that the holder has beneficial ownership of the equivalent number of foreign shares of the issuer instead of legal title. Legal title to the foreign shares of the issuer is held by a nominee company on behalf of CDI holders.

Master Agreements

The Fund is a party to International Swaps and Derivatives Association, Inc. Master Agreements (“ISDA Master Agreements”) with counterparties that govern transactions in over-the-counter derivative and foreign exchange contracts entered into by the Fund and those counterparties. The ISDA Master Agreements contain

31

American Beacon FundsSM

Notes to Financial Statements

April 30, 2014 (Unaudited)

provisions for general obligations, representations, agreements, collateral and events of default or termination. Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement. Any election to terminate early could be material to the financial statements. Since different types of forward and OTC financial derivative transactions have different mechanics and are sometimes traded out of different legal entities of particular counterparty organization, each type of transaction may be covered by a different Master Agreement, resulting in the need for multiple agreements with a single counterparty. As the Master Agreements are specific to unique operations of different asset types, they allow a Fund to net its total exposure to a counterparty in the event of a default with respect to all the transactions governed under a single agreement with a counterparty.

Master Securities Forward Transaction Agreements (“Master Forward Agreements”) govern the considerations and factors surrounding the settlement of certain forward settling transactions, such as delayed delivery or sale-buyback financing transactions by and between a Fund and select counterparties. The Master Forward Agreements maintain provisions for, among other things, initiation and confirmation, payment and transfer, events of default, termination, and maintenance of collateral.

Other Investment Company Securities and Other Exchange Traded Products

The Funds may invest in shares of other investment companies, including open-end funds, closed-end funds, business development companies, ETFs, exchange-traded notes (“ETNs”), unit investment trusts, and other investment companies of the Trust. The Funds may invest in investment company securities advised by the Manager or a sub-advisor. Investments in the securities of other investment companies may involve duplication of advisory fees and certain other expenses. By investing in another investment company, a Fund becomes a shareholder of that investment company. As a result, Fund shareholders indirectly will bear a Fund’s proportionate share of the fees and expenses paid by shareholders of the other investment company, in addition to the fees and expenses Fund shareholders directly bear in connection with the Fund’s own operations. These other fees and expenses are reflected as Acquired Fund Fees and Expenses and are included in the Fees and Expenses Table for the Fund in its Prospectus, if applicable. Investments in other investment companies may involve the payment of substantial premiums above the value of such issuer’s portfolio securities.

5. Financial Derivative Instruments

Forward Foreign Currency Contracts

The Funds may enter into forward foreign currency contracts to hedge the exchange rate risk on investment transactions or to hedge the value of the Fund’s securities denominated in foreign currencies. Forward foreign currency contracts are valued at the forward exchange rate prevailing on the day of valuation. The Funds bear the market risk that arises from changes in foreign exchange rates, and accordingly, the unrealized gain (loss) on these contracts is reflected in the accompanying financial statements. The Funds also bear the credit risk if the counterparty fails to perform under the contract.

For the six months ended April 30, 2014, the Funds entered into foreign currency exchange contracts primarily for return enhancement and hedging.

The Funds’ foreign currency contract notional dollar values outstanding fluctuate throughout the operating year as required to meet strategic requirements. The following tables illustrate the quarterly volume of foreign currency contracts. For the purpose of this disclosure, volume is measured by the amounts bought and sold in USD (in thousands).

32

American Beacon FundsSM

Notes to Financial Statements

April 30, 2014 (Unaudited)

	Outstanding Contract Amounts Bought
For the Quarter Ended	October 31, 2013	April 30 2014
Emerging Markets	$—	$85
International Equity	100,516	111,541

	Outstanding Contract Amounts Sold
For the Quarter Ended	October 31, 2013	April 30 2014
Emerging Markets	$243	$330
International Equity	4,361	54,003

Futures Contracts

Futures contracts are contracts to buy or sell a standard quantity of securities at a specified price on a future date. The Funds may enter into financial futures contracts as a method for keeping assets readily convertible to cash if needed to meet shareholder redemptions or for other needs while maintaining exposure to the stock or bond market, as applicable. The primary risks associated with the use of futures contracts are the possibility of illiquid markets or imperfect correlation between the values of the contracts and the underlying securities, or that the counterparty will fail to perform its obligations.

Upon entering into a futures contract, the Funds are required to set aside or deposit with a broker an amount, termed the initial margin, which typically represents a portion of the face value of the futures contract. A Fund usually reflects this amount on the Schedule of Investments as a U.S. Treasury Bill held as collateral for futures contracts or as Cash deposited with broker on the Statements of Assets and Liabilities. Payments to and from the broker, known as variation margin, are required to be made on a daily basis as the price of the futures contract fluctuates. Changes in initial settlement values are accounted for as unrealized appreciation (depreciation) until the contracts are terminated, at which time realized gains and losses are recognized. Futures contracts are valued at the most recent settlement price established each day by the exchange on which they are traded.

For the six months ended April 30, 2014, the Funds entered into future contracts primarily for return enhancement, hedging and exposing cash to markets.

The Funds’ average futures contracts outstanding fluctuate throughout the operating year as required to meet strategic requirements. The following table illustrates the quarterly volume of futures contracts. For purpose of this disclosure, volume is measured by contracts outstanding at period end.

	Average Futures Contracts Outstanding
For the Quarter Ended	October 31, 2013	April 30, 2014
Emerging Markets	9	10
International Equity	9	8

The following is a summary of the Funds’ derivative financial instruments categorized by risk exposure (in thousands) (1) (2):

Fair Values of financial derivative instruments on the Statements of Assets and Liabilities as of April 30, 2014:

Assets	Derivative	Emerging Markets	International Equity
Unrealized appreciation of foreign currency contracts	Foreign Exchange Contract	$—	$885
Unrealized appreciation of futures contracts	Equity Contract	243	1,567

Liabilities	Derivative	Emerging Markets	International Equity
Unrealized depreciation of foreign currency contracts	Foreign Exchange Contract	$(2)	$(369)
Unrealized depreciation of futures contracts	Equity Contract	—	(391)

33

American Beacon FundsSM

Notes to Financial Statements

April 30, 2014 (Unaudited)

The effect of financial derivative instruments on the Statements of Operations for the six months ended April 30, 2014:

Statements of Operations:	Derivative	Emerging Markets	International Equity
Net realized gain (loss) from foreign currency contracts	Foreign Exchange Contract	$(7)	$(1,662)
Net realized gain (loss) from futures contracts	Equity Contract	(203)	4,556

Statements of Operations:	Derivative	Emerging Markets	International Equity
Change in net unrealized appreciation or (depreciation) of foreign currency contracts	Foreign Exchange Contract	$4	$(1,222)
Change in net unrealized appreciation or (depreciation) of futures contracts	Equity Contract	187	(1,583)

(1)	See Note 3 in the Notes to Financial Statements for additional information.
(2)	The volume of derivative activity described above is reflective of the derivative activity through the current period of operations.

6. Principal Risks

In the normal course of business the Fund trades financial instruments and enters into financial transactions where risk of potential loss exists. Security values fluctuate (market risk) and may decline due to factors affecting securities markets in general, particular industries represented in the securities markets or conditions specifically related to a particular company. Failure of the other party to a transaction to perform (credit and counterparty risk), for example by not making principal and interest payments when due, reduces the value of the issuer’s debt and could reduce the Fund’s income. Similar to credit risk, the Fund may be exposed to counterparty risk, or the risk that an institution or other entity with which the Funds have unsettled or open transactions will fail to make required payments or otherwise comply with the terms of the instrument, transaction or contract. The potential loss could exceed the value of the financial assets recorded in the financial statements. Some of the Fund’s investments may be illiquid and the Fund may not be able to vary the portfolio investments in response to changes in economic and other conditions. If a Fund is required to liquidate all or a portion of its investments quickly, the Fund may realize significantly less than the value at which it previously recorded those investments.

Market Risks

The Fund’s investments in financial derivatives and other financial instruments expose the Fund to various risks such as, but not limited to, interest rate, foreign currency and equity risks.

Interest rate risk is the risk that fixed income securities will decline in value because of changes in interest rates. As nominal interest rates rise, the value of certain fixed income securities held by the Fund is likely to decrease. A nominal interest rate can be described as the sum of a real interest rate and an expected inflation rate. Fixed income securities with longer durations tend to be more sensitive to changes in interest rates, usually making them more volatile than securities with shorter durations. Duration is useful primarily as a measure of the sensitivity of a fixed income’s market price to interest rate (i.e. yield) movements.

If the Fund invests directly in foreign currencies or in securities that trade in, and receive revenues in, foreign currencies, or in financial derivatives that provide exposure to foreign currencies, they will be subject to the risk that those currencies will decline in value relative to the base currency of the Fund, or, in the case of hedging positions, that the Fund’s base currency will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, or by the imposition of currency controls or other political developments in the United States or abroad. As a result, the Fund’s investments in foreign currency denominated securities may reduce the returns of the Fund.

34

American Beacon FundsSM

Notes to Financial Statements

April 30, 2014 (Unaudited)

The fair values of equities, such as common stocks and preferred securities or equity related investments such as futures, may decline due to general market conditions which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. They may also decline due to factors which affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. Equity securities and equity related investments generally have greater market price volatility than fixed income securities.

Counterparty Credit Risk

A derivative contract may suffer a mark to market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.

With exchange traded futures, there is less counterparty credit risk to the Funds since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, the credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, a Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency) of the clearing broker or clearinghouse. Additionally, credit risk exists in exchange traded futures with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Funds.

Cash collateral that has been pledged to cover obligations of the Funds and cash collateral received from the counterparty, if any, is reported separately on the Statements of Assets and Liabilities as Deposits with brokers for futures contracts and Payable to brokers for futures contracts, respectively. Non-cash collateral pledged by the Funds, if any, is noted in the Schedules of Investments. Generally, the amount of collateral due from or to a party is determined at the close of business of the Funds and additional required collateral is delivered to/pledged by the Funds on the next business day. To the extent amounts due to the Funds from its counterparties are not fully collateralized, contractually or otherwise, the Funds bear the risk of loss from counterparty non-performance. The Funds attempt to mitigate counterparty risk by only entering into agreements with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.

Offsetting Assets and Liabilities

The Funds are parties to enforceable master netting agreements between brokers and counterparties, such as International Swaps and Derivatives Association (“ISDA”) agreements which provide for the right to offset under certain circumstances. The Funds employ multiple money managers and counterparties and have elected not to offset qualifying financial and derivative instruments on the Statements of Assets and Liabilities, as such all financial and derivative instruments are presented on a gross basis. The impacts of netting arrangements that provide the right to offset are detailed below. The net amount represents the net receivable or payable that would be due from or to the counterparty in the event of default. Exposure from borrowings and other financing agreements can only be netted across transactions governed by the same Master Agreement with the same legal entity. All amounts reported below represent the balance as of the report date, April 30, 2014 (in thousands).

35

American Beacon FundsSM

Notes to Financial Statements

April 30, 2014 (Unaudited)

Emerging Markets Fund

Offsetting of Financial Liabilities and Derivative Liabilities as of April 30, 2014

Description	Gross Amounts of Recognized Liabilities	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Liabilities Presented in the Statement of Assets and Liabilities
Futures Contracts	$(19)	$—	$(19)
Foreign Currency Contracts	(2)	—	(2)

	$(21)	$—	$(21)

Financial Assets, Derivative Assets, and Collateral Pledged by Counterparty as of April 30, 2014

	Net amount of Assets Presented in the Statement of Assets and Liabilities	Gross Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty		Financial Instruments	Cash Collateral Received	Net Amount
Bank of America, N.A.	$(1)	$—	$—	$(1)
Goldman Sachs Bank USA	(19)	—	—	(19)
State Street Bank and Trust Co. HK	(1)	—	—	(1)

	$(21)	$—	$—	$(21)

International Equity Fund

Offsetting of Financial Assets and Derivative Assets as of April 30, 2014

Description	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Assets Presented in the Statement of Assets and Liabilities
Futures Contracts	$1,567	$—	$1,567
Foreign Currency Contracts	885	—	885
Securities Lending	112,828	—	112,828

	$115,280	$—	$115,280

Offsetting of Financial Liabilities and Derivative Liabilities as of April 30, 2014

Description	Gross Amounts of Recognized Liabilities	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Liabilities Presented in the Statement of Assets and Liabilities
Futures Contracts	$(390)	$—	$(390)
Foreign Currency Contracts	(369)	—	(369)

	$(759)	$—	$(759)

36

American Beacon FundsSM

Notes to Financial Statements

April 30, 2014 (Unaudited)

Financial Assets, Derivative Assets, and Collateral Pledged by Counterparty as of April 30, 2014

	Net amount of Assets	Gross Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty	Presented in the Statement of Assets and Liabilities	Financial Instruments	Cash Collateral Received[1]	Net Amount
Bank of America, N.A.	$(124)	$—	$—	$(124)
Bank of Montreal	75	—	—	75
Barclays Bank DLC Wholesale	209	—	—	209
Barclays Capital	14,931	—	14,931	—
BNP Paribas Prime Brokerage	299	—	299	—
BNP Paribas S.A.	(10)	—	—	(10)
CitiBank, N.A	(37)	—	—	(37)
CitiBank Global Markets Inc.	3,261	—	3,261	—
Credit Suisse Securities (USA)	3,660	—	3,660	—
Deutsche Bank AG London	(74)	—	—	(74)
Goldman Sachs Bank USA	1,178	—	—	1,178
Goldman Sachs Capital Markets LP	109	—	—	109
Goldman Sachs & Co.	1,660	—	1,660	—
JPMorgan Clearing Corp	2,040	—	2,040	—
Merrill Lynch, Pierce, Fenner	10,234	—	10,234	—
Morgan Stanley & Co. LLC	68,954	—	68,954	—
Royal Bank of Scotland	175	—	—	175
SG Americas Securities LLC	7,789	—	7,789	—
Societe Generale PLC	53	—	—	53
UBS AG	139	—	—	139

	$114,521	$—	$(112,828)	$1,693

[1]	Excess of collateral received from the individual counterparty is not shown for financial reporting purposes. Collateral with a value of $118,593 has been received in connection with securities lending transactions.

7. Federal Income and Excise Taxes

It is the policy of each Fund to qualify as a regulated investment company (“RIC”), by complying with all applicable provisions of Subchapter M of the Internal Revenue Code, as amended, and to make distribution of taxable income sufficient to relieve it from substantially all federal income and excise taxes. For federal income tax purposes, each Fund is treaded as a single entity for the purpose of determining such qualification.

The Funds do not have any unrecognized tax benefits in the accompanying financial statements. Each of the tax years in the four year period ended October 31, 2013 remain subject to examination by the Internal Revenue Service. If applicable, the Funds recognize interest accrued related to unrecognized tax benefits in interest expense and penalties in “Other expenses” on the Statements of Operations.

Dividends are categorized in accordance with income tax regulations which may treat certain transactions differently than U.S. GAAP. Accordingly, the character of distributions and composition of net assets for tax purposes may differ from those reflected in the accompanying financial statements.

The Funds may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on returns of income earned or gains realized or repatriated. Taxes are accrued and applied to net investment income, net realized capital gains and net unrealized appreciation or depreciation, as applicable, as the income is earned or capital gains are recorded.

The tax character of distributions paid were as follows (in thousands):

37

American Beacon FundsSM

Notes to Financial Statements

April 30, 2014 (Unaudited)

	Emerging Markets		International Equity
	Six Months Ended April 30, 2014	Year Ended October 31, 2013	Six Months Ended April 30, 2014	Year Ended October 31, 2013
Distributions paid from:
Ordinary income*
Institutional Class	$100	$92	$14,406	$16,101
Y Class	22	21	7,149	55
Investor Class	43	55	4,093	10,473
Advisor Class	—	—	73	106
Retirement	—	—	7	—
A Class	2	5	79	40
C Class	—	—	15	5
AMR Class	1,154	1,078	8,617	10,213

Total distributions paid	$1,321	$1,251	$34,439	$36,993

*	For tax purposes, short-term capital gains are considered ordinary income distributions.

As of April 30, 2014, the components of distributable earnings or (deficits) on a tax basis were as follows (in thousands):

	Emerging Markets	International Equity
Cost basis of investments for federal income tax purposes	$129,359	$1,949,746
Unrealized appreciation	11,157	484,260
Unrealized depreciation	(18,307)	(46,659)

Net unrealized appreciation or (depreciation)	(7,150)	437,601
Undistributed ordinary income	1,168	32,770
Undistributed long-term gain or (loss)	2,149	(64,144)
Other temporary differences	245	2,819

Distributable earnings or (deficits)	$(3,588)	$409,046

Financial reporting records are adjusted for permanent book/tax differences to reflect tax character. Financial records are not adjusted for temporary differences. The temporary differences between financial reporting and tax-basis reporting of unrealized appreciation or (depreciation) are attributable primarily to the tax deferral of losses from wash sales, the realization for tax purposes of unrealized gain or (loss) on certain derivative instruments, the realization for tax purposes of unrealized gain or (loss) on investments in passive foreign investment companies, and Section 732 basis adjustments.

Due to inherent differences in the recognition of income, expenses and realized gains or (losses) under U.S. generally accepted accounting principles and federal income tax regulations, permanent differences between book and tax reporting have been identified and appropriately reclassified on the Statements of Assets and Liabilities.

Accordingly, the following amounts represent current year permanent differences derived from foreign currency, gains/(losses) from sales of investments in passive foreign investment companies and Section 732 basis adjustments that have been reclassified as of April 30, 2014 (in thousands):

	Emerging Markets	International Equity
Paid-in-capital	$—	$200
Undistributed net investment income	(25)	1,661
Accumulated net realized gain (loss)	25	(1,860)
Unrealized appreciation or (depreciation) of investments, futures contracts and foreign currency	—	(1)

Under the Regulated Investment Company Modernization Act of 2010 (the “RIC MOD”), net capital losses recognized by the Funds in taxable years beginning after December 22, 2010 are carried forward indefinitely and retain their character as short-term and/or long-term losses. Prior to RIC MOD, net capital

38

American Beacon FundsSM

Notes to Financial Statements

April 30, 2014 (Unaudited)

losses incurred by the Funds were carried forward for eight years and treated as short-term losses. RIC MOD requires that post-enactment net capital losses be used before pre-enactment net capital losses.

As of April 30, 2014 the capital loss carryforward positions of the Funds prior to the provisions of RIC MOD that may be applied against realized net taxable gains in each succeeding year or until their expiration dates, whichever occurs first, are as follows (in thousands):

Fund	2017
International Equity	$62,968

For the six months ended April 30, 2014, the Emerging Markets Fund utilized $21,714 of post-RICMOD loss carryforwards and the International Equity Fund utilized $71,593 of pre-RIC MOD loss carryforwards (in thousands).

8. Investment Transactions

The aggregate cost of purchases and proceeds from sales of investments, other than short-term obligations, for the six months ended April 30, 2014 were (in thousands):

	Emerging Markets	International Equity
Purchases	$24,210	$423,258
Sales and maturities	27,130	268,608

A summary of the International Equity Fund’s transactions in the Select Funds for the six months ended April 30, 2014 is set forth below (in thousands):

Fund	Affiliated Fund	October 31, 2013 Shares/Fair Value	Purchases	Sales	April 30, 2014 Shares/Fair Value	Dividend Income
Direct	USG Select Fund	$10,000	$10,000	$20,000	$10,000	$8
Securities Lending	USG Select Fund	19,596	399,207	324,495	94,308	—

9. Securities Lending

The International Equity Fund may lend its securities to qualified financial institutions, such as certain broker-dealers, to earn additional income. The borrowers are required to secure their loans continuously with collateral in an amount at least equal to the fair value of the securities loaned, initially in an amount at least equal to 102% of the fair value of domestic securities loaned and 105% of the fair value of international securities loaned. Collateral is monitored and marked to market daily. Daily mark to market amounts are required to be paid to the borrower or received from the borrower by the end of the following business day. This one day settlement for mark to market amounts may result in the collateral being temporarily less than the value of the securities on loan or temporarily more than the required minimum collateral.

To the extent that a loan is collateralized by cash, such cash collateral shall be invested by the securities lending agent (the “Agent”) in money market mutual funds, and other short-term investments, provided the investments meet certain quality and diversification requirements. Securities purchased with cash collateral proceeds are listed in the Fund’s Schedule of Investments and the collateral is shown on the Statements of Assets and Liabilities as a payable.

Securities lending income is generated from the demand premium (if any) paid by the borrower to borrow a specific security and from the return on investment of cash collateral, reduced by negotiated rebate fees paid to the borrower and transaction costs. To the extent that a loan is secured by non-cash collateral, securities lending income is generated as a demand premium reduced by transaction costs. The Fund, the Agent, and the Manager retained 80%, 10% and 10%, respectively, of the income generated from securities lending.

39

American Beacon FundsSM

Notes to Financial Statements

April 30, 2014 (Unaudited)

While securities are on loan, the Fund continues to receive certain income associated with that security and any gain or loss in the market price that may occur during the term of the loan. In the case of domestic equities, the value of any dividend is received in the form of a substitute payment approximately equal to the dividend. In the case of foreign securities, a negotiated amount is received that is less than the actual dividend, but higher than the dividend amount minus the foreign tax that the Fund would be subject to on the dividend.

Securities lending transactions pose certain risks to the Fund, including that the borrower may not provide additional collateral when required or return the securities when due, that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower, that non-cash collateral may be subject to legal constraints in the event of a borrower bankruptcy, and that the cash collateral investments could become illiquid and unable to be used to return collateral to the borrower. The Fund could also experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the cash collateral available for return to the borrower and any action which impairs its ability to liquidate non-cash collateral to satisfy a borrower default.

At April 30, 2014, the value of outstanding securities on loan and the value of collateral was as follows (in thousands):

Fair Value of Securities on Loan	Non-Cash Collateral	Cash Collateral Posted by Borrower
$112,828	$—	$118,593

Cash collateral is listed in the Funds’ Schedules of Investments and is shown on Statements of Assets and Liabilities. Income earned on these investments is included in Income derived from securities lending in the Statements of Operations.

Non-cash collateral received by the Funds may not be sold or re-pledged except to satisfy a borrower default. Therefore, non-cash collateral is not included on the Funds’ Schedules of Investments or Statements of Assets and Liabilities.

10. Capital Share Transactions

The tables below summarize the activity in capital shares for each Class of the Fund (dollars and shares in thousands):

For the Six Months ended April 30, 2014

	Institutional Class		Y Class		Investor Class
Emerging Markets Fund	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	6	$66	81	$945	56	$637
Redemption Fees	—	2	—	—	—	—
Reinvestment of dividends	9	99	2	21	3	42
Shares redeemed	(61)	(714)	(168)	(1,918)	(74)	(833)

Net (decrease) in shares outstanding	(46)	$(547)	(85)	$(952)	(15)	$(154)

	A Class		C Class		AMR Class
Emerging Markets Fund	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	1	$11	5	$58	892	$10,411
Redemption Fees	—	—	—	—	—	13
Reinvestment of dividends	—	1	—	—	98	1,154
Shares redeemed	(5)	(61)	(1)	(11)	(1,080)	(12,597)

Net increase (decrease) in shares outstanding	(4)	$(49)	4	$47	(90)	$(1,019)

40

American Beacon FundsSM

Notes to Financial Statements

April 30, 2014 (Unaudited)

	Institutional Class		Y Class		Investor Class		Advisor Class
International Equity Fund	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	7,411	$149,240	4,137	$85,998	2,910	$57,939	80	$1,626
Redemption Fees	—	10	—	5	—	4	—	—
Reinvestment of dividends	627	12,437	205	4,201	207	4,066	3	73
Shares redeemed	(4,626)	(93,269)	(1,778)	(36,991)	(3,010)	(60,353)	(34)	(694)

Net increase in shares outstanding	3,412	$68,418	2,564	$53,213	107	$1,656	49	$1,005

	Retirement Class		A Class		C Class		AMR Class
International Equity Fund	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	12	$262	207	$4,123	61	$1,187	1,285	$25,876
Redemption Fees	—	—	—	—	—	—	—	5
Reinvestment of dividends	—	7	3	63	1	12	434	8,617
Shares redeemed	(3)	(66)	(21)	(413)	(1)	(10)	(2,516)	(50,667)

Net increase (decrease) in shares outstanding	9	$203	189	$3,773	61	$1,189	(797)	$(16,169)

For the Year Ended October 31, 2013

	Institutional Class		Y Class		Investor Class
Emerging Markets Fund	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	167	$2,009	81	$933	117	$1,351
Redemption Fees	—	1	—	—	—	1
Reinvestment of dividends	8	92	2	20	5	54
Shares redeemed	(84)	(1,000)	(83)	(978)	(320)	(3,650)

Net increase (decrease) in shares outstanding	91	$1,102	—	$(25)	(198)	$(2,244)

	A Class		C Class		AMR Class
Emerging Markets Fund	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	7	$75	9	$100	3,016	$35,188
Redemption Fees	—	—	—	—	—	16
Reinvestment of dividends	—	2	—	—	90	1,078
Shares redeemed	(27)	(292)	(4)	(43)	(3,285)	(37,952)

Net increase (decrease) in shares outstanding	(20)	$(215)	5	$57	(179)	$(1,670)

	Institutional Class		Y Class		Investor Class		Advisor Class
International Equity Fund	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	13,571	$239,015	28,347	$506,048	7,619	$131,317	367	$6,480
Redemption Fees	—	71	—	17	—	40	—	—
Reinvestment of dividends	811	13,572	3	42	625	10,387	6	106
Shares redeemed	(8,904)	(157,386)	(7,201)	(129,986)	(19,776)	(337,332)	(201)	(3,475)

Net increase (decrease) in shares outstanding	5,478	$95,272	21,149	$376,121	(11,532)	$(195,588)	172	$3,111

	Retirement Class		A Class		C Class		AMR Class
International Equity Fund	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	35	$650	159	$2,784	61	$1,045	6,551	$116,120
Redemption Fees	—	—	—	—	—	—	—	40
Reinvestment of dividends	—	—	2	33	—	5	610	10,213
Shares redeemed	(3)	(59)	(33)	(574)	(6)	(108)	(8,018)	(139,459)

Net increase (decrease) in shares outstanding	32	$591	128	$2,243	55	$942	(857)	$(13,086)

41

American Beacon Emerging Markets FundSM

Financial Highlights

(For a share outstanding throughout the period)

	Institutional Class
	Six
	Months
	Ended
	April 30,		Year Ended October 31,
	2014		2013		2012		2011A		2010		2009
	(unaudited)
Net asset value, beginning of period	$12.15		$11.33		$12.67		$14.55		$11.95		$9.00

Income from investment operations:
Net investment income (loss)	0.05		0.09		0.12		0.16		0.13		0.05
Net gains (losses) from investments (both realized and unrealized)	(0.10)		0.86		0.11		(1.91)		2.63		4.42

Total income (loss) from investment operations	(0.05)		0.95		0.23		(1.75)		2.76		4.47

Less distributions:
Dividends from net investment income	(0.13)		(0.13)		(0.16)		(0.13)		(0.16)		(0.21)
Distributions from net realized gains	—		—		(1.41)		—		—		(1.31)

Total distributions	(0.13)		(0.13)		(1.57)		(0.13)		(0.16)		(1.52)

Redemption fees added to beneficial interests	0.00	B	0.00	B	0.00	B	0.00	B	0.00	B	0.00	B

Net asset value, end of period	$11.97		$12.15		$11.33		$12.67		$14.55		$11.95

Total return C	(0.37	)%D	8.39%		3.05%		(12.18)%		23.36%		60.56%

Ratios and supplemental data:
Net assets, end of period (in thousands)	$9,259		$9,962		$8,256		$8,523		$9,023		$9,494
Ratios to average net assets:
Expenses, before reimbursements	1.52	%E	1.64%		1.50%		1.55%		1.58%		1.66%
Expenses, net of reimbursements	1.35	%E	1.35%		1.33%		1.24%		1.39%		1.66%
Net investment income (loss), before reimbursements	0.65	%E	0.58%		0.87%		0.99%		0.58%		0.95%
Net investment income (loss), net of reimbursements	0.82	%E	0.87%		1.04%		1.30%		0.77%		0.95%
Portfolio turnover rate	21	%D	55%		44%		101%		64%		70%

A	Brandes Investment Partners, LP was added as an investment manager to the Emerging Markets Fund on December 31, 2010.
B	Amounts represent less than $0.01 per share.
C	Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.
D	Not annualized.
E	Annualized.
F	Portfolio turnover rate is for the period from November 1, 2009 through October 31, 2010.

42

American Beacon Emerging Markets FundSM

Financial Highlights

(For a share outstanding throughout the period)

Y Class										Investor Class
Six										Six
Months								March 1		Months
Ended								to		Ended
April 30,		Year Ended October 31,						Oct. 31,		April 30,		Year Ended October 31,
2014		2013		2012		2011A		2010		2014		2013		2012		2011A		2010		2009
(unaudited)										(unaudited)
$12.22		$11.41		$12.75		$14.53		$12.29		$11.93		$11.13		$12.44		$14.29		$11.77		$8.85

(0.04)		0.11		0.06		0.13		0.04		0.02		0.04		0.08		0.13		0.04		0.04
(0.03)		0.83		0.16		(1.91)		2.20		(0.09)		0.84		0.12		(1.93)		2.63		4.35

(0.07)		0.94		0.22		(1.78)		2.24		(0.07)		0.88		0.20		(1.80)		2.67		4.39

(0.12)		(0.13)		(0.15)		—		—		(0.08)		(0.08)		(0.10)		(0.05)		(0.15)		(0.16)
—		—		(1.41)		—		—		—		—		(1.41)		—		—		(1.31)

(0.12)		(0.13)		(1.56)		—		—		(0.08)		(0.08)		(1.51)		(0.05)		(0.15)		(1.47)

0.00	B	0.00	B	0.00	B	0.00	B	0.00	B	0.00	B	0.00	B	0.00	B	0.00	B	0.00	B	0.00	B

$12.03		$12.22		$11.41		$12.75		$14.53		$11.78		$11.93		$11.13		$12.44		$14.29		$11.77

(0.45	)%D	8.22%		2.91%		(12.25)%		18.23	%D	(0.59	)%D	7.89%		2.72%		(12.65)%		22.85%		60.24%

$907		$1,962		$1,837		$5,296		$13		$6,419		$6,675		$8,427		$9,030		$12,478		$10,208

1.62	%E	1.75%		1.72%		1.68%		1.82	%E	1.82	%E	1.95%		1.84%		1.84%		1.86%		1.96%
1.45	%E	1.45%		1.44%		1.33%		1.42	%E	1.79	%E	1.79%		1.75%		1.70%		1.77%		1.96%
0.41	%E	0.56%		(0.05)%		0.99%		0.40	%E	0.36	%E	0.26%		0.56%		0.77%		0.29%		0.65%
0.58	%E	0.86%		0.23%		1.35%		0.79	%E	0.39	%E	0.42%		0.65%		0.91%		0.37%		0.65%
21	%D	55%		44%		101%		64	%F	21	%D	55%		44%		101%		64%		70%

43

American Beacon Emerging Markets FundSM

Financial Highlights

(For a share outstanding throughout the period)

	A Class										C Class
											Six
									May 17		Months								Sept. 1
	Six Months								to		Ended								to
	Ended April		Year Ended October 31,						Oct. 31,		April 30,		Year Ended October 31,						Oct. 31,
	30, 2014		2013		2012		2011A		2010		2014		2013		2012		2011A		2010
	(unaudited)										(unaudited)
Net asset value, beginning of period	$11.91		$11.11		$12.47		$14.27		$12.10		$11.83		$11.05		$12.38		$14.26		$12.89

Income from investment operations:
Net investment income (loss)	0.02		0.06		0.10		0.06		0.02		(0.01)		(0.05)		0.03		9.00		(0.02)
Net gains (losses) from investments (both realized and unrealized)	(0.09)		0.82		0.09		(1.85)		2.15		(0.09)		0.83		0.07		(1.97)		1.39

Total income (loss) from investment operations	(0.07)		0.88		0.19		(1.79)		2.17		(0.10)		0.78		0.10		(1.88)		1.37

Less distributions:
Dividends from net investment income	(0.06)		(0.08)		(0.14)		(0.01)		—		(0.03)		—		(0.02)		—		—
Distributions from net realized gains	—		—		(1.41)		—		—		—		—		(1.41)		—		—

Total distributions	(0.06)		(0.08)		(1.55)		(0.01)		—		(0.03)		—		(1.43)		—		—

Redemption fees added to beneficial interests	0.00	B	0.00	B	0.00	B	0.00	B	0.00	B	0.00	B	0.00	B	0.00	B	0.00	B	0.00	B

Net asset value, end of period	$11.78		$11.91		$11.11		$12.47		$14.27		$11.70		$11.83		$11.05		$12.38		$14.26

Total return C	(0.56	)%D	7.94%		2.64%		(12.58)%		17.93	%D	(0.88	)%D	7.06%		1.83%		(13.18)%		10.63	%D

Ratios and supplemental data:
Net assets, end of period (in thousands)	$437		$491		$685		$433		$2		$112		$62		$5		$8		$1
Ratios to average net assets:
Expenses, before reimbursements	2.07	%E	2.19%		2.01%		2.97%		2.26	%E	2.97	%E	3.26%		3.74%		26.96%		4.49	%E
Expenses, net of reimbursements	1.79	%E	1.79%		1.78%		1.46%		1.78	%E	2.54	%E	(0.55)%		2.52%		2.41%		2.54	%E
Net investment income (loss), before reimbursements	0.10	%E	0.11%		0.46%		(0.10)%		(0.10	)%E	(0.73	)%E	(0.54)%		(1.19)%		(23.86)%		(2.91	)%E
Net investment income (loss), net of reimbursements	0.37	%E	0.52%		0.69%		1.41%		0.39	%E	(0.30	)%E	0.18%		0.03%		0.69%		(0.96	)%E
Portfolio turnover rate	21	%D	55%		44%		101%		64	%F	21	%D	55%		44%		101%		64	%F

A	Brandes Investment Partners, LP was added as an investment manager to the Emerging Markets Fund on December 31, 2010.
B	Amounts represent less than $0.01 per share.
C	Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.
D	Not annualized.
E	Annualized.
F	Portfolio turnover rate is for the period from November 1, 2009 through October 31, 2010.

44

American Beacon Emerging Markets FundSM

Financial Highlights

(For a share outstanding throughout the period)

	AMR Class
	Six
	Months
	Ended
	April 30,		Year Ended October 31,
	2014		2013		2012		2011A		2010		2009
	(unaudited)
Net asset value, beginning of period	$12.25		$11.44		$12.74		$14.62		$12.02		$9.06

Income from investment operations:
Net investment income (loss)	0.05		0.12		0.14		0.18		0.11		0.09
Net gains (losses) from investments (both realized and unrealized)	(0.10)		0.83		0.12		(1.97)		2.68		4.43

Total income (loss) from investment operations	(0.05)		0.95		0.26		(1.79)		2.79		4.52

Less distributions:
Dividends from net investment income	(0.13)		(0.14)		(0.15)		(0.09)		(0.19)		(0.25)
Distributions from net realized gains	—		—		(1.41)		—		—		X-1.31

Total distributions	(0.13)		(0.14)		(1.56)		(0.09)		(0.19)		(1.56)

Redemption fees added to beneficial interests	0.00	B	0.00	B	0.00	B	0.00	B	0.00	B	0.00	B

Net asset value, end of period	$12.07		$12.25		$11.44		$12.74		$14.62		$12.02

Total return C	(0.39	)%D	8.34%		3.26%		(12.30)%		23.47%		61.01%

Ratios and supplemental data:
Net assets, end of period (in thousands)	$105,875		$108,493		$103,363		$113,894		$128,841		$109,985
Ratios to average net assets:
Expenses, before reimbursements	1.27	%E	1.39%		1.24%		1.31%		1.34%		1.42%
Expenses, net of reimbursements	1.27	%E	1.39%		1.24%		1.31%		1.34%		1.42%
Net investment income (loss), before reimbursements	0.91	%E	0.90%		1.15%		1.29%		0.79%		1.27%
Net investment income (loss), net of reimbursements	0.91	%E	0.90%		1.15%		1.29%		0.79%		1.27%
Portfolio turnover rate	21	%D	55%		44%		101%		64%		70%

A	Brandes Investment Partners, LP was added as an investment manager to the Emerging Markets Fund on December 31, 2010.
B	Amounts represent less than $0.01 per share.
C	Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.
D	Not annualized.
E	Annualized.
F	Portfolio turnover rate is for the period from November 1, 2009 through October 31, 2010.

45

American Beacon International Equity FundSM

Financial Highlights

(For a share outstanding throughout the period)

	Institutional Class
	Six
	Months
	Ended
	April 30,		Year Ended October 31,
	2014		2013		2012A		2011		2010		2009
	(unaudited)
Net asset value, beginning of period	$20.07		$16.05		$15.27		$16.67		$15.51		$13.13

Income from investment operations:
Net investment income	0.31		0.36		0.41		0.46		0.35		0.54
Net gains (losses) from investments (both realized and unrealized)	0.50		4.07		0.92		(1.41)		1.30		2.78

Total income (loss) from investment operations	0.81		4.43		1.33		(0.95)		1.65		3.32

Less distributions:
Dividends from net investment income	(0.33)		(0.41)		(0.55)		(0.45)		(0.49)		(0.61)
Distributions from net realized gains	—		—		—		—		—		—

Total distributions	(0.33)		(0.41)		(0.55)		(0.45)		(0.49)		(0.94)

Redemption fees added to beneficial interest	0.00	B	0.00	B	0.00	B	0.00	B	0.00	B	0.00	B

Net asset value, end of period	$20.55		$20.07		$16.05		$15.27		$16.67		$15.51

Total return C	4.09	%D	28.14%		9.25%		(5.89)%		10.81%		27.44%

Ratios and supplemental data:
Net assets, end of period (in thousands)	$961,438		$870,729		$608,256		$512,093		$527,718		$489,837
Ratios to average net assets:
Expenses, before reimbursements	0.71	%E	0.72%		0.72%		0.70%		0.71%		0.73%
Expenses, net of reimbursements	0.70	%E	0.71%		0.72%		0.70%		0.71%		0.73%
Net investment income (loss), before reimbursements	3.13	%E	2.16%		2.85%		2.90%		2.21%		2.76%
Net investment income, net of reimbursements	3.15	%E	2.17%		2.85%		2.90%		2.21%		2.76%
Portfolio turnover rate	13	%D	27%		60%		33%		38%		41%

A	The Boston Company Asset Management, LLC was terminated as an investment advisor to the International Equity Fund on December 31, 2011.
B	Amount represents less than $0.01 per share.
C	Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.
D	Not annualized.
E	Annualized.
F	Portfolio turnover rate is for the period from November 1, 2008 through October 31, 2009.

46

American Beacon International Equity FundSM

Financial Highlights

(For a share outstanding throughout the period)

Y Class												Investor Class
Six												Six
Months										August		Months
Ended										03 to		Ended
April 30,		Year Ended October 31,								October		April 30,		Year Ended October 31,
2014		2013		2012A		2011		2010		31, 2009		2014		2013		2012A		2011		2010		2009
(unaudited)												(unaudited)
$20.81		$16.65		$15.82		$17.17		$15.52		$14.89		$19.86		$15.88		$15.11		$16.42		$15.30		$12.95

0.29		0.62		0.04		0.49		0.04		0.04		0.26		0.25		0.38		0.44		0.29		0.37
0.53		3.97		0.95		(1.50)		1.61		0.59		0.50		4.09		0.87		(1.44)		1.27		2.87

0.82		4.59		1.36		(1.01)		1.65		0.63		0.76		4.34		1.25		(1.00)		1.56		3.24

(0.33)		(0.43)		(0.53)		(0.34)		—		—		(0.24)		(0.36)		(0.48)		(0.31)		(0.44)		(0.56)
—		—		—		—		—		—		—		—		—		—		—		(0.33)

(0.33)		(0.43)		(0.53)		(0.34)		—		—		(0.24)		(0.36)		(0.48)		(0.31)		(0.44)		(0.89)

0.00	B	0.00	B	0.00	B	0.00	B	0.00	B	0.00	B	0.00	B	0.00	B	0.00	B	0.00	B	0.00	B	0.00	B

$21.30		$20.81		$16.65		$15.82		$17.17		$15.52		$20.38		$19.86		$15.88		$15.11		$16.42		$15.30

4.01	%D	28.04%		9.15%		(6.00)%		10.63%		4.23	%D	3.87	%D	27.81%		8.77%		(6.21)%		10.36%		27.08%

$506,899		$441,946		$1,512		$720		$245		$1		$348,487		$337,424		$453,142		$386,560		$463,704		$445,596

0.81	%E	0.85%		0.80%		0.81%		0.81%		0.69	%E	1.05	%E	1.04%		1.09%		1.07%		1.07%		1.05%
0.81	%E	0.85%		0.80%		0.81%		0.81%		0.69	%E	1.05	%E	1.04%		1.09%		1.07%		1.07%		1.05%
3.03	%E	2.55%		2.74%		3.00%		1.44%		1.00	%E	2.70	%E	1.67%		2.50%		2.55%		1.83%		2.45%
3.03	%E	2.55%		2.74%		3.00%		1.44%		1.00	%E	2.70	%E	1.67%		2.50%		2.55%		1.83%		2.45%
13	%D	27%		60%		33%		38%		41	%F	13	%D	27%		60%		33%		38%		41%

47

American Beacon International Equity FundSM

Financial Highlights

(For a share outstanding throughout the period)

	Advisor Class
	Six
	Months
	Ended
	April 30,		Year Ended October 31,
	2014		2013		2012A		2011		2010		2009
	(unaudited)
Net asset value, beginning of period	$20.36		$16.36		$15.52		$16.74		$15.20		$12.86

Income from investment operations:
Net investment income (loss)	0.28		(0.41)		0.09		0.07		0.89		0.31
Net gains (losses) from investments (both realized and unrealized)	0.49		4.83		1.18		(1.12)		0.65		2.86

Total income (loss) from investment operations	0.77		4.42		1.27		(1.05)		1.54		3.17

Less distributions:
Dividends from net investment income	(0.27)		(0.42)		(0.43)		(0.17)		—		(0.50)
Distributions from net realized gains	—		—		—		—		—		(0.33)

Total distributions	(0.27)		(0.42)		(0.43)		(0.17)		—		(0.83)

Redemption fees added to beneficial interest	0.00	B	0.00	B	0.00	B	0.00	B	0.00	B	0.00	B

Net asset value, end of period	$20.86		$20.36		$16.36		$15.52		$16.74		$15.20

Total return C	3.83	%D	27.51%		8.59%		(6.35)%		10.13%		26.58%

Ratios and supplemental data:
Net assets, end of period (in thousands)	$6,388		$5,232		$1,397		$1,015		$746		$1,722
Ratios to average net assets:
Expenses, before reimbursements	1.18	%E	1.20%		1.31%		1.24%		1.26%		1.45%
Expenses, net of reimbursements	1.18	%E	1.20%		1.31%		1.24%		1.26%		1.44%
Net investment income (loss), before reimbursements	2.69	%E	1.39%		2.18%		2.52%		1.64%		2.25%
Net investment income, net of reimbursements	2.69	%E	1.39%		2.18%		2.52%		1.64%		2.26%
Portfolio turnover rate	13	%D	27%		60%		33%		38%		41%

A	The Boston Company Asset Management, LLC was terminated as an investment advisor to the International Equity Fund on December 31, 2011.
B	Amount represents less than $0.01 per share.
C	Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.
D	Not annualized.
E	Annualized.
F	Portfolio turnover rate is for the period from November 1, 2008 through October 31, 2009.
G	Portfolio turnover rate is for the period from November 1, 2009 through October 31, 2010.

48

American Beacon International Equity FundSM

Financial Highlights

(For a share outstanding throughout the period)

Retirement Class												A Class
Six												Six
Months										May 1		Months								May 17
Ended										to		Ended								to
April 30,		Year Ended October 31,								Oct. 31,		April 30,		Year Ended October 31,						Oct. 31,
2014		2013		2012A		2011		2010		2009		2014		2013		2012A		2011		2010
(unaudited)												(unaudited)
$21.31		$16.75		$15.44		$16.71		$15.20		$11.78		$19.92		$16.02		$15.33		$16.40		$14.14

0.23		0.19		(0.45)		0.39		0.22		0.12		0.28		0.43		0.48		0.12		0.03
0.54		4.37		1.76		(1.44)		1.29		3.30		0.47		3.89		0.76		(1.14)		2.23

0.77		4.56		1.31		(1.05)		1.51		3.42		0.75		4.32		1.24		(1.02)		2.26

(0.20)		—		—		(0.22)		—		—		(0.28)		(0.42)		(0.55)		(0.05)		—
—		—		—		—		—		—		—		—		—		—		—

(0.20)		—		—		(0.22)		—		—		(0.28)		(0.42)		(0.55)		(0.05)		—

0.00	B	0.00	B	0.00	B	0.00	B	0.00	B	0.00	B	0.00	B	0.00	B	0.00	B	0.00	B	0.00	B

$21.88		$21.31		$16.75		$15.44		$16.71		$15.20		$20.39		$19.92		$16.02		$15.33		$16.40

3.66	%D	27.22%		8.48%		(6.37)%		9.93%		29.03	%D	3.80	%D	27.51%		8.62%		(6.26)%		15.98	%D

$981		$755		$52		$1		$1		$1		$8,069		$4,113		$1,255		$461		$4

1.43	%E	1.46%		6.40%		3.43%		1.66%		1.48	%E	1.18	%E	1.21%		1.29%		2.24%		1.26	%E
1.43	%E	1.47%		1.24%		1.30%		1.47%		1.48	%E	1.18	%E	1.25%		1.26%		1.22%		1.25	%E
2.53	%E	1.78%		(3.06)%		0.17%		1.25%		1.72	%E	2.81	%E	1.73%		2.03%		1.03%		0.96	%E
2.53	%E	1.78%		2.10%		2.30%		1.44%		1.72	%E	2.81	%E	1.69%		2.07%		2.05%		0.98	%E
13	%D	27%		60%		33%		38%		41	%F	13	%D	27%		60%		33%		38	%G

49

American Beacon International Equity FundSM

Financial Highlights

(For a share outstanding throughout the period)

	C Class
	Six
	Months								Sept. 1
	Ended								to
	April 30,		Year Ended October 31,						Oct. 31,
	2014		2013		2012A		2011		2010
	(unaudited)
Net asset value, beginning of period	$19.47		$15.70		$15.21		$16.39		$14.82

Income from investment operations:
Net investment income (loss)	0.22		0.52		0.40		0.07		(0.01)
Net gains (losses) from investments (both realized and unrealized)	0.44		3.59		0.71		(1.25)		1.58

Total income (loss) from investment operations	0.66		4.11		1.11		(1.18)		1.57

Less distributions:
Dividends from net investment income	(0.19)		(0.34)		(0.62)		—		—
Distributions from net realized gains	—		—		—		—		—

Total distributions	(0.19)		(0.34)		(0.62)		—		—

Redemption fees added to beneficial interest	0.00	B	0.00	B	0.00	B	0.00	B	0.00	B

Net asset value, end of period	$19.94		$19.47		$15.70		$15.21		$16.39

Total return C	3.45	%D	26.56%		7.89%		(7.20)%		10.59	%D

Ratios and supplemental data:
Net assets, end of period (in thousands)	$2,460		$1,220		$115		$76		$1
Ratios to average net assets:
Expenses, before reimbursements	1.93	%E	1.95%		2.12%		7.39%		2.60	%E
Expenses, net of reimbursements	1.93	%E	1.99%		1.98%		1.95%		1.99	%E
Net investment income (loss), before reimbursements	2.27	%E	1.13%		1.56%		(4.32)%		(0.81	)%E
Net investment income, net of reimbursements	2.27	%E	1.09%		1.70%		1.11%		(0.20	)%E
Portfolio turnover rate	13	%D	27%		60%		33%		38	%F

A	The Boston Company Asset Management, LLC was terminated as an investment advisor to the International Equity Fund on December 31, 2011.
B	Amount represents less than $0.01 per share.
C	Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.
D	Not annualized.
E	Annualized.
F	Portfolio turnover rate is for the period from November 1, 2009 through October 31, 2010.

50

American Beacon International Equity FundSM

Financial Highlights

(For a share outstanding throughout the period)

AMR Class
Six
Months
Ended
April 30,		Year Ended October 31,
2014		2013		2012A		2011		2010		2009
(unaudited)
$20.12		$16.08		$15.31		$16.78		$15.61		$13.25

0.32		0.46		0.49		0.53		0.39		0.37
0.52		4.04		0.87		(1.44)		1.30		2.99

0.84		4.50		1.36		(0.91)		1.69		3.36

(0.37)		(0.46)		(0.59)		(0.56)		(0.52)		(0.67)
—		—		—		—		—		(0.33)

(0.37)		(0.46)		(0.59)		(0.56)		(0.52)		(1.00)

0.00	B	0.00	B	0.00	B	0.00	B	0.00	B	0.00	B

$20.59		$20.12		$16.08		$15.31		$16.78		$15.61

4.23	%D	28.56%		9.47%		(5.62)%		11.05%		27.70%

$461,537		$467,156		$387,197		$388,185		$469,414		$431,499

0.42	%E	0.43%		0.45%		0.45%		0.46%		0.48%
0.42	%E	0.43%		0.45%		0.45%		0.46%		0.48%
3.30	%E	2.47%		3.16%		3.15%		2.45%		3.00%
3.30	%E	2.47%		3.16%		3.15%		2.45%		3.00%
13	%D	27%		60%		33%		38%		41%

51

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53

Delivery of Documents

eDelivery is NOW AVAILABLE- Stop traditional mail delivery and receive your shareholder reports and summary prospectus on-line. Sign up at

www.americanbeaconfunds.com

If you invest in the Fund through a financial institution, you may be able to receive the Fund’s regulatory mailings, such as the Prospectus, Annual Report and Semi-Annual Report, by e-mail. If you are interested in this option, please go to www.icsdelivery.com and search for your financial institution’s name or contact your financial institution directly.

To obtain more information about the Fund:

By E-mail: american_beacon.funds@ambeacon.com	On the Internet: Visit our website at www.americanbeaconfunds.com

By Telephone: Institutional, Y, Investor, Advisor, and Retirement Classes Call (800) 658-5811 AMR ClassSM Call (800) 345-2345	By Mail: American Beacon Funds P.O. Box 219643 Kansas City, MO 64121-9643

Availability of Quarterly Portfolio Schedules

In addition to the Schedule of Investments provided in each semi-annual and annual report, the Fund files a complete schedule of its portfolio holdings with the Securities and Exchange Commission (“SEC”) on Form N-Q as of the first and third fiscal quarters. The Fund’s Forms N-Q are available on the SEC’s website at www.sec.gov. The Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Section, 100 F Street, NE, Washington, D.C. 20549-1520. Information regarding the operation of the SEC’s Public Reference Room may be obtained by calling (202) 551-8090. A complete schedule of each Fund’s portfolio holdings is also available at www.americanbeaconfunds.com approximately twenty days after the end of each month.

Availability of Proxy Voting Policy and Records

A description of the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities is available in the Fund’s Statement of Additional Information, is available free of charge on the Fund’s website www.americanbeaconfunds.com and by calling 1-800-967-9009 or by accessing the SEC’s website at www.sec.gov. The Fund’s proxy voting record for the most recent year ended June 30 is filed annually with the SEC on Form N-PX. The Fund’s Forms N-PX are available on the SEC’s website at www.sec.gov. The Fund’s proxy voting record may also be obtained by calling 1-800-967-9009.

Fund Service Providers:

CUSTODIAN State Street Bank and Trust Boston, Massachusetts	TRANSFER AGENT Boston Financial Data Services Kansas City, Missouri	INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM Ernst & Young LLP Dallas, Texas	DISTRIBUTOR Foreside Fund Services, LLC Portland, Maine

This report is prepared for shareholders of the American Beacon Funds and may be distributed to others only if preceded or accompanied by a current Prospectus or Summary Prospectus.

American Beacon Funds, American Beacon Emerging Markets Fund and American Beacon International Equity Fund are service marks of American Beacon Advisors, Inc.

SAR 4/14

American Beacon®
FUNDS

2014

SEMI-ANNUAL REPORT

APRIL 30, 2014

BALANCED FUND

MID-CAP VALUE FUND

SMALL CAP VALUE II FUND

About American Beacon Advisors

Since 1986, American Beacon Advisors has offered a variety of products and investment advisory services to numerous institutional and retail clients, including a variety of mutual funds, corporate cash management, and separate account management.

Our clients include defined benefit plans, defined contribution plans, foundations, endowments, corporations, financial planners, and other institutional investors. With American Beacon Advisors, you can put the experience of a multi-billion dollar asset management firm to work for your company.

Any opinions herein, including forecasts, reflect our judgment as of the end of the reporting period and are subject to change. Each advisor’s strategies and each Fund’s portfolio composition will change depending on economic and market conditions. This report is not a complete analysis of market conditions and therefore, should not be relied upon as investment advice. Although economic and market information has been compiled from reliable sources, American Beacon Advisors, Inc. makes no representation as to the completeness or accuracy of the statements contained herein.

American Beacon Funds	April 30, 2014

Dear Shareholders,

After a remarkably strong 2013, the stock market began to slow somewhat in the early part of this year. The large-cap S&P 500 Index closed last year up more than 32%, while the small-cap Russell 2000 Index was even stronger, rising nearly 39%.

January, however, brought some headwinds to the market, including a harsh winter that slowed parts of the U.S. economy. As a result, the market paused to catch its breath as we entered the new year. In the first four months of 2014, the S&P 500 Index rose by 2.56% while the Russell 2000 Index declined in value by 2.80%.

These twists and turns are to be expected in the markets, which is why we design the American Beacon Funds for the long haul. We also provide a variety of funds across different asset classes so our shareholders can build more diversified portfolios. We even seek to provide diversification within funds, as with our flagship American Beacon Balanced Fund, which invests in both stocks and bonds.

These funds strive to give investors the peace of mind that comes with prudent, long-term decision making. For the six months ended April 30, 2014:

•	The American Beacon Balanced Fund (Investor Class) returned 6.83%.

•	The American Beacon Mid-Cap Value Fund (Investor Class) returned 6.67%.

•	The American Beacon Small Cap Value II Fund (Investor Class) returned 6.64%.

Thank you for your continued investment in the American Beacon Funds. For additional information about the Funds or to access your account information, please visit our website at www.americanbeaconfunds.com.

Best Regards,

Gene L. Needles, Jr.
President
American Beacon Funds

1

American Beacon Balanced FundSM

Performance Overview

April 30, 2014 (Unaudited)

The Investor Class of the Balanced Fund (the “Fund”) returned 6.83% for the six months ended April 30, 2014, outperforming the 60% Russell 1000® Value Index/40% Barclays Capital Aggregate Index (“Balanced Composite Index”) return of 6.47% for the same period.

Total Returns for the Period ended 4/30/14

	6 Months*	1 Year	5 Years	10 Years
Institutional Class (1,8)	7.07%	14.45%	14.98%	7.45%
Y Class (1,2,8)	6.93%	14.33%	14.85%	7.39%
Investor Class (1,8)	6.83%	14.08%	14.58%	7.12%
Advisor Class (1,3,8)	6.77%	13.90%	14.41%	6.91%
A Class with sales charge (1,4,8)	0.66%	7.36%	13.11%	6.44%
A Class without sales charge (1,4,8)	6.78%	13.88%	14.46%	7.06%
C Class with sales charge (1,5,8)	5.40%	12.06%	13.81%	6.76%
C Class without sales charge (1,5,8)	6.40%	13.06%	13.81%	6.76%
AMR Class (1,8)	7.17%	14.78%	15.27%	7.73%
Balanced Composite Index (6)	6.47%	12.12%	13.75%	7.02%
Russell 1000 Value Index (7)	9.61%	20.90%	19.52%	7.95%
Barclays Capital Aggregate Index (7)	1.74%	-0.26%	4.88%	4.83%

*	Not annualized
1.	Performance shown is historical and is not indicative of future returns. Investment returns and principal value will vary, and shares may be worth more or less at redemption than at original purchase. Performance shown is as of date indicated, and current performance may be lower or higher than the performance data quoted. To obtain performance as of the most recent month end, please visit www.americanbeaconfunds.com or call 1-800-967-9009. Fund performance in the table above does not reflect the deduction of taxes a shareholder would pay on distributions or the redemption of shares.
2.	Fund performance for the five-year and ten-year periods represent the returns achieved by the Institutional Class from 4/30/04 up to 3/1/10, the inception date of the Y Class, and the returns of the Y Class since its inception. Expenses of the Institutional Class are lower than those of the Y Class. Therefore, total returns shown may be lower than they would have been had the Y Class been in existence since 4/30/04. A portion of the fees charged to the Y Class of the Fund was waived in 2011 and partially recouped in 2013. Performance prior to waiving fees was lower thatn the actual returns shown in 2011.
3.	Fund performance for the ten-year period represents the returns achieved by the Investor Class from 4/30/04 up to 5/31/05, the inception date of the Advisor Class, and the returns of the Advisor Class since its inception. Expenses of the Advisor Class are higher than those of the Investor Class. Therefore, total returns shown may be higher than they would have been had the Advisor Class been in existence since 4/30/04. A portion of the fees charged to the Advisor Class of the Fund was waived in 2005. Performance prior to waiving fees was lower than actual returns shown for 2005.
4.	Fund performance for the five-year and ten-year periods represent the returns achieved by the Investor Class from 4/30/04 up to 5/17/10, the inception date of the A Class, and the returns of the A Class since its inception. Expenses of the A Class are higher than those of the Investor Class. As a result total returns shown may be higher than they would have been had the A Class been in existence since 4/30/04. A portion of the fees charged to the A Class of the Fund was waived in 2011 and 2012. Performance prior to waiving fees was lower than the actual returns shown in 2011 and 2012. A Class has a maximum sales charge of 5.75%.
5.	Fund performance for the five-year and ten-year periods represent the returns achieved by the Investor Class from 4/30/04 up to 9/1/10, the inception date of the C Class, and the returns of the C Class since its inception. Expenses of the C Class are higher than those of the Investor Class. As a result, total returns shown may be higher than they would have been had the C Class been in existence since 4/30/04. A portion of the fees charged to the C Class of the Fund was waived from 2010 through 2012 and partially recouped in 2013. Performance prior to waiving fees was lower than the actual returns shown from 2010 through 2012. The maximum contingent deferred sales charge for C Class is 1.00% for shares redeemed within one year of the date of purchase.
6.	To reflect the Fund’s allocation of its assets between investment grade fixed-income securities and equity securities, the returns of the Russell 1000 Value Index and the Barclays Capital Aggregate Index have been combined in a 60%/40% proportion.
7.	The Russell 1000 Value Index is an unmanaged index of those stocks in the Russell 1000 Index with lower price-to-book ratios and lower forecasted growth values. Russell 1000 Value Index and Russell 1000 Index are registered trademarks of Frank Russell Company. The Barclays Capital Aggregate Index is a market value weighted index of government, corporate, mortgage-backed and asset-backed fixed-rate debt securities of all maturities. One cannot directly invest in an index.
8.	The total annual Fund operating expense ratio set forth in the most recent Fund prospectus for the Institutional, Y, Investor, Advisor, A, C, and AMR Class shares was 0.61%, 0.69%, 0.93%, 1.08%, 1.11%, 1.85%, and 0.34%, respectively. The expense ratios above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report.

During the six-month period, the Fund’s assets on average were invested 65% in equities (including equitized cash) and 35% in fixed-income securities, ending the period with approximately 66% invested in equities and 34% in fixed-income securities.

The equity portion of the Fund (excluding equitized cash) returned 10.46% for the period, outperforming the Russell 1000 Value Index (the “Index”) return of 9.61%. The Fund’s excess performance versus the Index was due to stock selection as sector allocation was relatively flat versus the Index.

The Fund’s Information Technology and Financials sectors’ holdings contributed most to excess performance. In the Information Technology sector, Microsoft (up 16.1%), Oracle (up 25.6%) and Hewlett Packard (up 38.2%) added the most

2

American Beacon Balanced FundSM

Performance Overview

April 30, 2014 (Unaudited)

relative value. Not owning Goldman Sachs, which returned 0.01% in the Index, nor State Street which was down 7.2% in the Index, positively impacted performance in the Financials sector. A position in Bank of America (up 8.7%) also contributed to performance. The aforementioned good per-formance was somewhat offset by poor stock selection in the Energy sector. Seadrill (down 20.6%) and Cobalt International Industries (down 16.1%) were the largest detractors in the Energy sector. Not owning Exxon Mobil, which was up 15.9% in the Index, also detracted from the Fund’s returns.

An overweight position in Consumer Discretionary, the second worst performing sector in the Index and an underweight in the Utilities sector detracted approximately 15 (0.15%) and 5 (0.05%) basis points, respectively, from per-formance through sector allocation. This was mostly negated by overweight positions in the Health Care sector and Information Technology, the best performing sector in the Index, which added relative value.

The fixed-income portion of the Fund returned 2.40% for the six-month period, outperforming the Barclays Capital Aggregate Index return of 1.74%. The Fund’s fixed income excess performance was mostly due to sector allocation as security selection detracted value relative to the Index. Overweighting the Finance sector of the Fund’s Corporate securities and an underweight position in Mortgage-Backed Securities were the largest contributors from an allocation perspective. The Fund’s Corporate securities holdings detracted from performance. Within Corporates, holdings in the Finance sector were the largest detractor from the Fund’s returns. From a duration perspective, the portfolio’s overweight to long duration securities, specifically securities in the 10 to 30 year range, benefited performance.

The sub-advisors continue to focus on the disciplined selection of attractive securities that should allow the Fund to benefit long-term.

Top Ten Holdings (% Net Assets)

JPMorgan Chase & Co.		2.3
Citigroup, Inc.		1.8
Wells Fargo & Co.		1.6
Microsoft Corp.		1.4
BP PLC, Sponsored ADR		1.4
Bank of America Corp.		1.3
Target Corp.		1.2
WellPoint, Inc.		1.2
Sanofi		1.1
Pfizer, Inc.		1.1
Total Fund Holdings	504

Sector Allocation (% Equities)

Financials	25.6
Energy	13.4
Information Technology	12.9
Health Care	12.9
Consumer Discretionary	10.9
Industrials	8.5
Consumer Staples	5.7
Telecommunication Services	4.8
Utilities	3.9
Materials	1.2
Service	0.2

Sector Allocation (% Fixed Income)

U.S. Treasury Notes/Bonds	36.8
Finance	17.0
Mortgage-Backed Obligations	12.8
CMBS	6.7
Manufacturing	5.4
Agency	4.9
Service	3.8
Energy	3.2
Asset-Backed Obligations	2.9
Telecommunications	2.8
Utilities	1.4
Municipal Obligations	1.0
Consumer	0.7
Transportation	0.6

Investing in debt securities entails interest rate risk, which is the risk that debt securities will decrease in value with increases in market interest rates. The Fund may invest in futures contracts, which are a type of derivative investment. Investing in derivatives could result in losing more than the amount invested. Investing in foreign securities entails additional risk not associated with domestic securities, such as currency fluctuations, economic and political instability and differences in accounting standards. Investing in the securities of small and mid-capitalization companies involves greater risk and the possibility of greater price volatility than investing in larger capitalization and more established companies. The intrinsic value of stocks selected for the Fund may never be realized by the market, and the prices of value stocks may go down. While investing in value stocks may limit downside risk over time, the Fund may produce more modest gains than riskier stock funds as a trade-off for this potentially lower risk. Credit risk is the risk that the issuer of a bond will fail to make timely payment of interest or principal; and the decline in an issuer’s credit rating can cause the price of its bonds to go down. Please see the prospectus for a complete discussion of the Fund’s risks. Duration is a measure of price sensitivity relative to changes in interest rates.

3

American Beacon Mid-Cap Value FundSM

Performance Overview

April 30, 2014 (Unaudited)

The Investor Class of the Mid-Cap Value Fund (the “Fund”) returned 6.67% for the six months ended April 30, 2014. The Fund underperformed the Russell Midcap® Value Index (the “Index”) return of 9.69% for the same period.

Total Returns for the Period ended 4/30/14

	6 Months*	1 Year	5 Years	Since Incep. (6/30/04)
Institutional Class (1,3,9)	6.77%	23.99%	22.82%	9.79%
Y Class (1,4,9)	6.77%	23.80%	22.74%	9.76%
Investor Class (1,2,9)	6.67%	23.67%	22.66%	9.62%
Advisor Class (1,5,9)	6.47%	23.29%	22.20%	9.43%
A Class with sales charge (1,6,9)	0.36%	16.22%	20.80%	8.77%
A Class without sales charge (1,6,9)	6.49%	23.29%	22.22%	9.42%
C Class with sales charge (1,7,9)	5.18%	21.40%	21.58%	9.13%
C Class without sales charge (1,7,9)	6.18%	22.40%	21.58%	9.13%
AMR Class (1,9)	6.87%	24.18%	23.01%	9.95%
Russell Midcap Value Index (8)	9.69%	22.10%	22.61%	10.28%

*	Not annualized
1.	Please note that the recent growth rate in the stock market has helped to produce short-term returns that are not typical and may not continue in the future. Performance shown is historical and is not indicative of future returns. Investment returns and principal value will vary, and shares may be worth more or less at redemption than at original purchase. Performance shown is as of date indicated, and current performance may be lower or higher than the performance data quoted. To obtain performance as of the most recent month end, please call 1-800-967-9009 or visit www.americanbeaconfunds.com. Fund performance in the table above does not reflect the deduction of taxes a shareholder would pay on distributions or the redemption of shares. A portion of the fees charged to the AMR Class of the Fund was waived through 2005. Performance prior to waiving fees was lower than the actual returns shown for periods through 2005.
2.	Fund performance for the since inception period represents the returns achieved by the AMR Class from 6/30/04 up to 3/1/06, the inception date of the Investor Class, and the returns of the Investor Class since its inception. Expenses of the Investor Class are higher than those of the AMR Class. As a result, total returns shown may be higher than they would have been had the Investor Class been inexistence since 6/30/04. A portion of the fees charged to the Investor Class of the Fund has been waived since 2006. Performance prior to waiving fees was lower than actual returns shown since 2006.
3.	Fund performance for the since inception period represents the returns achieved by the AMR Class from 6/30/04 up to 11/30/05, the inception date of the Institutional Class, and the returns of the Institutional Class since its inception. Expenses of the Institutional Class are higher than those of the AMR Class. As a result, total returns shown may be higher than they would have been had the Institutional Class been in existence since 6/30/04. A portion of the fees charged to the Institutional Class of the Fund has been waived since 2007. Performance prior to waiving fees was lower than the actual returns show since 2007.
4.	Fund performance for the five-year and since inception periods represent the returns achieved by the AMR Class from 6/30/04 up to 11/30/05, the inception date of the Institutional Class, and the total returns of the Institutional Class from 11/30/05 up to 3/1/10, the inception date of the Y Class and the returns of the Y Class since its inception. Expenses of the AMR and Institutional Classes are lower than those of the Y Class. As a result, total returns shown may be higher than they would have been had the Y Class been in existence since 6/30/04. A portion of the fees charged to the Y Class of the Fund has been waived since 2010. Performance prior to waiving fees was lower than the actual returns since 2010.
5.	Fund performance for the since inception period represents the returns achieved by the AMR Class from 6/30/04 to 11/30/05, the Institutional Class from 11/30/05 to 3/1/06 and the Investor Class from 3/1/06 to 6/29/07, the inception date of the Advisor Class, and the returns of the Advisor Class since its inception. Expenses of the AMR, Institutional, and Investor Classes are lower than those of the Advisor Class. As a result, total returns shown may be higher than they would have been had the Advisor Class been in existence since 6/30/04. A portion of the fees charged to the Advisor Class of the Fund has been waived since 2007. Performance prior to waiving fees was lower than the actual returns shown since 2007.
6.	Fund performance for the five-year and since inception periods represent the total returns achieved by the AMR Class from 6/30/04 to 11/30/05, the Institutional Class from 11/30/05 to 3/1/06 and the Investor Class from 3/1/06 to 5/17/10, the inception date of the A Class, and the returns of the A Class since its inception. Expenses of the AMR, Institutional, and Investor Classes are lower than those of the A Class. As a result, total returns shown may be higher than they would have been had the A Class been in existence since 6/30/04. A portion of the fees charged to the A Class of the Fund was waived from 2010 through 2012 and partially recouped in 2013. Performance prior to waiving fees was lower than the actual returns from 2010 through 2012. A Class has a maximum sales charge of 5.75%.
7.	Fund performance for the five-year and since inception periods represent the total returns achieved by the AMR Class from 6/30/04 to 11/30/05, the Institutional Class from 11/30/05 to 3/1/06 and the Investor Class from 3/1/06 to 9/1/10, the inception date of the C Class, and the returns of the C Class since its inception. Expenses of the AMR, Institutional, and Investor Classes are lower than those of the C Class. As a result, total returns shown may be higher than they would have been had the C Class been in existence since 6/30/04. A portion of the fees charged to the C Class of the Fund has been waived since 2010. Performance prior to waiving fees was lower than the actual returns shown since 2010. The maximum contingent deferred sales charge for the C Class is 1.00% for shares redeemed within one year of the date of purchase.
8.	The Russell Midcap Value Index is an unmanaged index of those stocks in the Russell Midcap Index with lower price-to-book ratios and lower forecasted growth values. The Russell Midcap Index measures the performance of the 800 smallest companies in the Russell 1000 Index. Russell Midcap Value Index, Russell Midcap Index and Russell 1000 Index are registered trademarks of Frank Russell Company. One cannot directly invest in an index.
9.	The total annual Fund operating expense ratio set forth in the most recent Fund prospectus for the Institutional, Y, Investor, Advisor, A, C, and AMR Class shares was 1.00%, 1.12%, 1.26%, 1.62%, 1.49%, 2.26%, and 0.74%, respectively. The expense ratios above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report.

American Beacon Mid-Cap Value FundSM

Performance Overview

April 30, 2014 (Unaudited)

The Fund underperformed the Index primarily due to stock selection as sector allocation detracted minimal value relative to the Index.

The Fund’s investments in the Industrials sector detracted more than 140 basis points (1.40%) from the Fund’s returns. In the Industrials sector, KBR (down 27.5%) and URS (down 10.4%) were the largest detractors. Not owning Delta Air Lines, which was up 40.2% in the Index, also negatively impacted performance. The Fund’s Health Care and Consumer Discretionary sectors also detracted relative value. Not owning Forest Laboratories, which was up 95.4% in the Index, detracted from performance in the Health Care sector. Positions in Laboratory Corporation of America (down 1.6%) and Patterson Companies (down 3.8%) also hurt performance. International Game Technology (down 32.5%), L. Brands (down 11.3%) and Staples (down 21.5%) detracted from performance in the Consumer Discretionary sector. The aforemen-tioned poor performance was somewhat offset by good stock selection in the Energy sector. Superior Energy Services (up 23.1%) and Baker Hughes (up 20.9%) were the largest contributors in the Energy sector.

The Fund’s overweight position in Consumer Discretionary, the worst performing sector in the Index, detracted more than 20 basis points (0.20%) from performance through sector allocation. This poor performance was mostly offset by an overweight in Industrials which added approx-imately 15 basis points (0.15%) to the Fund’s returns.

The sub-advisors’ philosophy of investing in undervalued companies that exhibit improving profitability and earnings growth potential should allow the Fund to benefit longer term.

Top Ten Holdings (% Net Assets)

Delphi Automotive PLC		1.8
Willis Group Holdings PLC		1.5
Fifth Third Bancorp		1.4
Interpublic Group of Cos., Inc.		1.4
L-3 Communications Holdings, Inc.		1.4
Avnet, Inc.		1.3
Rockwood Holdings, Inc.		1.3
Masco Corp.		1.3
Assurant, Inc.		1.3
Royal Caribbean Cruises Ltd.		1.3

Total Fund Holdings	145

Sector Allocation (% Equities)

Financials	28.4
Industrials	16.5
Consumer Discretionary	15.5
Information Technology	10.3
Health Care	8.5
Energy	7.0
Utilities	5.3
Consumer Staples	4.9
Materials	3.6

The Fund may invest in futures contracts, which are a type of derivative investment. Investing in derivatives could result in losing more than the amount invested. Investing in foreign securities entails additional risk not associated with domestic securities, such as currency fluctuations, economic and political instability and differences in accounting standards. The intrinsic value of stocks selected for the Fund may never be realized by the market, and the prices of value stocks may go down. While investing in value stocks may limit downside risk over time, the Fund may produce more modest gains than riskier stock funds as a trade-off for this potentially lower risk. Investing in the securities of mid-capitalization companies involves greater risk and the possibility of greater price volatility than investing in larger capitalization and more established companies. Please see the prospectus for a complete discussion of the Fund’s risks.

5

American Beacon Small Cap Value II FundSM

Performance Overview

April 30, 2014 (Unaudited)

The Investor Class of the Small Cap Value II Fund (the “Fund”) returned 6.64% for the six months ended April 30, 2014, outperforming the Russell 2000® Value Index (the “Index”) return of 4.97% for the same period.

Total Returns for the Period Ended 4/30/14
	6 Months*	1 Year	Since Incep. (11/15/11)
Y Class (1,3)	6.82%	18.96%	18.96%
Investor Class (1,3)	6.64%	18.62%	18.62%
Russell 2000 Value Index (2)	4.97%	19.61%	20.92%

*	Not annualized
1.	Please note the recent growth rate in the stock market has helped to produce short-term returns that are not typical and may not continue in the future. Performance shown is historical and is not indicative of future returns. Investment returns and principal value will vary, and shares may be worth more or less at redemption than at original purchase. Performance shown is as of date indicated, and current performance may be lower or higher than the performance data quoted. A portion of the fees charged to each Class of the Fund has been waived since inception. Performance prior to waiving fees was lower than the actual returns shown since inception. To obtain performance as of the most recent month end, please visit www.americanbeaconfunds.com or call 1-800-967-9009. Fund performance in the table above does not reflect the deduction of taxes a shareholder would pay on distributions or the redemption of shares.
2.	Russell 2000 Value Index and Russell 2000 Index are registered trademarks of Frank Russell Company. The Russell 2000 Value Index is an unmanaged index of those stocks in the Russell 2000 Index with lower price-to-book ratios and lower forecasted growth values. One cannot directly invest in an index.
3.	The total annual Fund operating expense ratio set forth in the most recent Fund prospectus for the Y and Investor Class shares was 2.83%, and 3.12%, respectively. The expense ratios above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report.

The Fund outperformed the Index mostly due to stock selection as sector allocation added minimal value relative to the benchmark. The Fund’s holdings in the Financials and Industrials sectors contributed more than 160 (1.60%) and 105 (1.05%) basis points, respectively, to performance. In the Financials sector, Federated National Holdings (up 68.7%), ConnectOne Bancorp (up 24.5%) and Protective Life (up 13.6%) contributed most to excess returns. MasTec (up 26.5%), Old Dominion Freight (up 29.3%) and Marten Transport (up 34.8%) had the greatest positive impact on relative performance in the Industrials sector. The Fund’s Energy and Information Technology companies also contributed to relative per-formance. In the Energy sector, Unit Corp (up 27.9%), Patterson UTI Energy (up 35.2%) and Vaalco

Energy (up 73.0%) were the largest contributors. ARRIS Group (up 50.6%), LTX Credence (up 60.0%) and Mercury Systems (up 53.4%) added the most value in the Information Technology sector.

The Fund’s underweight positions in the Financials and Health Care sectors added more than 10 basis points (0.10%) each to performance through sector allocation. An overweight in Materials, the second best performing sector in the Index, also added relative value.

The sub-advisors continue to focus on uncovering investment opportunities through stock selection that should benefit the Fund’s performance over the longer-term.

Top Ten Holdings (% Net Assets)
Photronics, Inc.		1.8
Bancorp, Inc.		1.6
Unit Corp.		1.5
EMCOR Group, Inc.		1.4
Federated National Holding Co.		1.4
ConnectOne Bancorp, Inc.		1.3
EnPro Industries, Inc.		1.3
MasTec, Inc.		1.3
Patterson-UTI Energy, Inc.		1.2
Stone Energy Corp.		1.2
Total Fund Holdings	164

Sector Allocation (% Equities)
Financials	27.1
Industrials	18.6
Information Technology	13.6
Consumer Discretionary	11.0
Energy	9.0
Materials	6.7
Consumer Staples	6.0
Utilities	5.3
Health Care	2.7

The Fund may invest in futures contracts, which are a type of derivative investment. Investing in derivatives could result in losing more than the amount invested. Investing in foreign securities entails additional risk not associated with domestic securities, such as currency fluctuations, economic and political instability and differences in accounting standards. The intrinsic value of stocks selected for the Fund may never be realized by the market, and the prices of value stocks may go down. While investing in value stocks may limit downside risk over time, the Fund may produce more modest gains than riskier stock funds as a trade-off for this potentially lower risk. Investing in the securities of small/mid-capitalization companies involves greater risk and the possibility of greater price volatility than investing in larger capitalization and more established companies. The Fund may participate in a securities lending program. Please see the prospectus for a complete discussion of the Fund’s risks.

6

American Beacon FundsSM

Fund Expenses

April 30, 2014 (Unaudited)

Fund Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption fees if applicable, and (2) ongoing costs, including management fees, administrative service fees, and other Fund expenses. The examples below are intended to help you understand the ongoing cost (in dollars) of investing in a particular Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The examples are based on an investment of $1,000 invested at the beginning of the period in each Class and held for the entire period from November 1, 2013 through April 30, 2014.

Actual Expenses

The following tables provide information about actual account values and actual expenses. You may use the information on this page, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the “Expenses Paid During Period” for the applicable Fund to estimate the expenses you paid on your account during this period. Shareholders of the Investor and Institutional Classes that invest in a Fund through an IRA or Roth IRA may be subject to a custodial IRA fee of $15 that is typically deducted each December. If your account was subject to a custodial IRA fee during the period, your costs would have been $15 higher.

Hypothetical Example for Comparison Purposes

The following tables provide information about hypothetical account values and hypothetical expenses based on a Fund’s actual expense ratio and an assumed 5% per year rate of return before expenses (not the Fund’s actual return). You may compare the ongoing costs of investing in a particular Fund with other funds by contrasting this 5% hypothetical example and the 5% hypothetical examples that appear in the shareholder reports of the other funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. Shareholders of the Investor and Institutional Classes that invest in a Fund through an IRA or Roth IRA may be subject to a custodial IRA fee of $15 that is typically deducted each December. If your account was subject to a custodial IRA fee during the period, your costs would have been $15 higher.

You should also be aware that the expenses shown in the table highlight only your ongoing costs and do not reflect any transaction costs charged by a Fund, such as sales charges (loads) or redemption fees as applicable. Similarly, the expense examples for other funds do not reflect any transaction costs charged by those funds, such as sales charges (loads), redemption fees or exchange fees. Therefore, the following tables are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. If you were subject to any transaction costs during the period, your costs would have been higher.

7

American Beacon FundsSM

Fund Expenses

April 30, 2014 (Unaudited)

Balanced Fund
	Beginning Account Value 11/1/13	Ending Account Value 4/30/14	Expenses Paid During Period* 11/1/13 - 4/30/14
Institutional Class
Actual	$1,000.00	$1,070.66	$2.98
Hypothetical **	$1,000.00	$1,021.92	$2.91

Y Class
Actual	$1,000.00	$1,069.34	$3.44
Hypothetical **	$1,000.00	$1,021.47	$3.36

Investor Class
Actual	$1,000.00	$1,068.35	$4.67
Hypothetical **	$1,000.00	$1,020.28	$4.56

Advisor Class
Actual	$1,000.00	$1,067.67	$5.49
Hypothetical **	$1,000.00	$1,019.49	$5.36

A Class
Actual	$1,000.00	$1,067.83	$5.54
Hypothetical **	$1,000.00	$1,019.44	$5.41

AMR Class
Actual	$1,000.00	$1,071.73	$1.64
Hypothetical **	$1,000.00	$1,023.21	$1.61

C Class
Actual	$1,000.00	$1,064.05	$9.37
Hypothetical **	$1,000.00	$1,015.72	$9.15

*	Expenses are equal to the Fund’s annualized expense ratios for the six-month period of 0.58%, 0.67%, 0.91%, 1.07%, 1.08%, 1.83%, and 0.32% for the Institutional, Y, Investor, Advisor, A, C, and AMR Classes respectively, multiplied by the average account value over the period, multiplied by the number derived by dividing the number of days in the most recent fiscal half-year (181) by days in the year (365) to reflect the half-year period.
**	5% return before expenses.

Mid-Cap Value Fund
	Beginning Account Value 11/1/13	Ending Account Value 4/30/14	Expenses Paid During Period* 11/1/13 - 4/30/14
Institutional Class
Actual	$1,000.00	$1,067.69	$4.77
Hypothetical **	$1,000.00	$1,020.18	$4.66

Y Class
Actual	$1,000.00	$1,067.71	$5.28
Hypothetical **	$1,000.00	$1,019.69	$5.16

Investor Class
Actual	$1,000.00	$1,066.65	$6.00
Hypothetical **	$1,000.00	$1,018.99	$5.86

Advisor Class
Actual	$1,000.00	$1,064.69	$7.58
Hypothetical **	$1,000.00	$1,017.46	$7.40

A Class
Actual	$1,000.00	$1,064.90	$7.27
Hypothetical **	$1,000.00	$1,017.75	$7.10

AMR Class
Actual	$1,000.00	$1,068.69	$3.49
Hypothetical **	$1,000.00	$1,021.42	$3.41

C Class
Actual	$1,000.00	$1,061.77	$11.14
Hypothetical **	$1,000.00	$1,013.98	$10.89

*	Expenses are equal to the Fund’s annualized expense ratios for the six-month period of 0.93%, 1.03%, 1.17%, 1.48%, 1.42%, 2.18%, and 0.68% for the Institutional, Y, Investor, Advisor, A, C, and AMR Classes respectively, multiplied by the average account value over the period, multiplied by the number derived by dividing the number of days in the most recent fiscal half-year (181) by days in the year (365) to reflect the half-year period.
**	5% return before expenses.

Small Cap Value II Fund
	Beginning Account Value 11/1/13	Ending Account Value 4/30/14	Expenses Paid During Period* 11/1/13 - 4/30/14
Y Class
Actual	$1,000.00	$1,068.20	$5.59
Hypothetical **	$1,000.00	$1,019.39	$5.46

Investor Class
Actual	$1,000.00	$1,066.39	$7.02
Hypothetical **	$1,000.00	$1,018.00	$6.85

*	Expenses are equal to the Fund’s annualized expense ratios for the six-month period of 1.09% and 1.37% for the Y and Investor Classes respectively, multiplied by the average account value over the period, multiplied by the number derived by dividing the number of days in the most recent fiscal half-year (181) by days in the year (365) to reflect the half-year period.
**	5% return before expenses.

8

American Beacon Balanced FundSM

Schedule of Investments

April 30, 2014 (Unaudited)

	Shares	Fair Value
		(000’s)
COMMON STOCK - 58.61%
CONSUMER DISCRETIONARY - 6.44%
Auto Components - 0.38%
Johnson Controls, Inc.	77,900	$3,516

Automobiles - 2.45%
Ford Motor Co.	255,500	4,126
General Motors Co.	260,679	8,989
Hertz Global Holdings, Inc.A	78,220	2,227
Honda Motor Co. Ltd., Sponsored ADRB	38,900	1,295
Toyota Motor Corp., Sponsored ADRB	56,700	6,148

		22,785

Hotels, Restaurants & Leisure - 0.33%
Carnival Corp.	43,800	1,721
McDonald’s Corp.	13,500	1,369

		3,090

Household Durables - 0.20%
Stanley Black & Decker, Inc.	21,300	1,829

Media - 1.44%
Comcast Corp., Special Class A	49,000	2,500
DIRECTVA	32,300	2,506
Interpublic Group of Cos., Inc.	119,000	2,073
Time Warner Cable, Inc.	17,400	2,461
Time Warner, Inc.	14,200	944
Tribune Co.A	37,800	2,940

		13,424

Multiline Retail - 1.51%
Dillard’s, Inc., Class A	24,600	2,409
Nordstrom, Inc.	14,600	895
Target Corp.	173,700	10,726

		14,030

Specialty Retail - 0.13%
Lowe’s Cos., Inc.	25,400	1,166

Total Consumer Discretionary		59,840

CONSUMER STAPLES - 3.38%
Beverages - 0.60%
Diageo PLC, Sponsored ADRB C	30,600	3,756
Molson Coors Brewing Co., Class B	15,900	954
PepsiCo, Inc.	10,000	859

		5,569

Food & Drug Retailing - 0.97%
Sysco Corp.	30,400	1,107
Wal-Mart Stores, Inc.	99,000	7,892

		8,999

Food Products - 0.35%
Kellogg Co.	21,800	1,457
Mondelez International, Inc., Class A	51,100	1,822

		3,279

Tobacco - 1.46%
Altria Group, Inc.	66,100	2,651
Imperial Tobacco Group PLC, ADRB C	47,000	4,098
Philip Morris International, Inc.	79,400	6,783

		13,532

Total Consumer Staples		31,379

	Shares	Fair Value
		(000’s)
ENERGY - 7.91%
Energy Equipment & Services - 0.94%
Cobalt International Energy, Inc.A	244,200	$4,395
Halliburton Co.	69,000	4,352

		8,747

Oil & Gas - 6.97%
Apache Corp.	47,500	4,123
BP PLC, Sponsored, ADRB C	259,787	13,151
Canadian Natural Resources Ltd.	75,300	3,070
Chevron Corp.	26,828	3,367
ConocoPhillips	64,090	4,763
Hess Corp.	52,200	4,654
Kosmos Energy Ltd.A	45,700	499
Marathon Oil Corp.	75,500	2,729
Marathon Petroleum Corp.	24,850	2,310
Murphy Oil Corp.	28,900	1,833
Occidental Petroleum Corp.	81,600	7,814
Phillips 66	58,595	4,876
Royal Dutch Shell PLC, Class A, ADRB C	89,640	7,059
Seadrill Ltd.	63,700	2,244
Total S.A., Sponsored ADRB	32,600	2,322

		64,814

Total Energy		73,561

FINANCIALS - 14.85%
Banks - 1.28%
Bank of New York Mellon Corp.	56,100	1,900
PNC Financial Services Group, Inc.	63,825	5,364
SunTrust Banks, Inc.	120,000	4,591

		11,855

Diversified Financials - 9.18%
American Express Co.	52,800	4,616
Bank of America Corp.	777,780	11,776
Blackstone Group, LPD	89,800	2,652
Capital One Financial Corp.	93,900	6,939
Citigroup, Inc.	341,370	16,355
Goldman Sachs Group, Inc.	3,800	607
JPMorgan Chase & Co.	385,134	21,561
KKR & Co., LPD	110,600	2,512
Morgan Stanley	44,400	1,373
SLM Corp.	96,400	2,482
Wells Fargo & Co.	291,898	14,490

		85,363

Insurance - 4.16%
ACE Ltd.	18,000	1,842
Allstate Corp.	64,400	3,668
American International Group, Inc.	144,900	7,698
Berkshire Hathaway, Inc., Class BA	53,081	6,839
Hartford Financial Services Group, Inc.	73,200	2,626
Lincoln National Corp.	56,500	2,741
MetLife, Inc.	159,400	8,344
Unum Group	81,800	2,717
XL Group PLCC	70,100	2,198

		38,673

Real Estate - 0.23%
Hatteras Financial Corp.E	54,500	1,067
Two Harbors Investment Corp.E	102,500	1,064

		2,131

Total Financials		138,022

See accompanying notes

9

American Beacon Balanced FundSM

Schedule of Investments

April 30, 2014 (Unaudited)

	Shares	Fair Value
		(000’s)
HEALTH CARE - 7.62%
Health Care Equipment & Supplies - 0.98%
Covidien PLCC	13,000	$926
Medtronic, Inc.	123,000	7,235
Zimmer Holdings, Inc.	9,400	910

		9,071

Health Care Providers & Services - 2.25%
Aetna, Inc.	13,400	957
Express Scripts Holding Co.A	23,300	1,551
Humana, Inc.	20,800	2,283
Quest Diagnostics, Inc.	16,500	923
UnitedHealth Group, Inc.	56,800	4,262
WellPoint, Inc.	108,300	10,904

		20,880

Pharmaceuticals - 4.39%
Johnson & Johnson	83,200	8,427
Merck & Co., Inc.	135,500	7,935
Novartis AG, ADRB	47,000	4,086
Pfizer, Inc.	331,654	10,374
Sanofi, ADRB	187,500	10,088

		40,910

Total Health Care		70,861

INDUSTRIALS - 5.00%
Aerospace & Defense - 1.41%
Boeing Co.	18,400	2,374
General Dynamics Corp.	42,400	4,640
Lockheed Martin Corp.	5,700	936
Northrop Grumman Corp.	7,700	936
Raytheon Co.	44,700	4,268

		13,154

Air Freight & Couriers - 0.09%
FedEx Corp.	6,400	872

Electrical Equipment - 0.50%
Emerson Electric Co.	68,600	4,677

Industrial Conglomerates - 1.11%
General Electric Co.	218,900	5,886
Honeywell International, Inc.	47,500	4,413

		10,299

Machinery - 1.89%
Caterpillar, Inc.	22,000	2,319
CNH Industrial N.V.	39,600	459
Cummins, Inc.	30,700	4,632
Joy Global, Inc.	53,600	3,236
PACCAR, Inc.	27,500	1,759
Reliance Steel & Aluminum Co.	43,100	3,052
Xylem, Inc.	53,700	2,019

		17,476

Total Industrials		46,478

INFORMATION TECHNOLOGY - 7.61%
Communications Equipment - 1.27%
Cisco Systems, Inc.	263,900	6,099
Corning, Inc.	275,200	5,754

		11,853

Computers & Peripherals - 2.03%
Apple, Inc.	6,510	3,841
Hewlett-Packard Co.	155,100	5,128

	Shares	Fair Value
		(000’s)
International Business Machines Corp.	12,100	$2,377
Seagate Technology PLCC	89,125	4,686
Western Digital Corp.	32,300	2,847

		18,879

Electronic Equipment & Instruments - 0.09%
TE Connectivity Ltd.	14,725	868

Semiconductor Equipment & Products - 1.06%
Applied Materials, Inc.	168,800	3,217
Intel Corp.	213,400	5,696
Texas Instruments, Inc.	20,000	909

		9,822

Software - 3.16%
Activision Blizzard, Inc.	235,900	4,720
Check Point Software Technologies Ltd.A	32,900	2,108
Microsoft Corp.	331,300	13,385
Oracle Corp.	222,500	9,096

		29,309

Total Information Technology		70,731

MATERIALS - 0.69%
Dow Chemical Co.	76,700	3,827
EI du Pont de Nemours & Co.	38,200	2,572

Total Materials		6,399

TELECOMMUNICATION SERVICES - 2.82%
Diversified Telecommunication Services - 1.72%
AT&T, Inc.	200,577	7,161
Verizon Communications, Inc.	189,608	8,860

		16,021

Wireless Telecommunication Services - 1.10%
China Mobile Ltd., Sponsored ADRB	115,300	5,469
Vodafone Group PLC, Sponsored ADRB C	125,645	4,769

		10,238

Total Telecommunication Services		26,259

UTILITIES - 2.29%
CenterPoint Energy, Inc.	138,400	3,427
Edison International	22,000	1,244
Entergy Corp.	49,400	3,582
Exelon Corp.	66,100	2,315
NRG Energy, Inc.	82,100	2,686
Public Service Enterprise Group, Inc.	195,700	8,018

Total Utilities		21,272

Total Common Stock (Cost $394,671)		544,802

PREFERRED STOCK - 0.50%
FINANCIALS - 0.36%
Insurance - 0.18%
Allstate Corp., 1.00%, Due 1/15/2053	68,300	1,715

Real Estate - 0.18%
Public Storage, Inc., 5.75%, Due 12/31/2049E	68,900	1,661

Total Financials		3,376

SERVICE - 0.14%
Comcast Corp., 5.00%, Due 12/15/2061	52,500	1,304

Total Preferred Stock (Cost $4,943)		4,680

See accompanying notes

10

American Beacon Balanced FundSM

Schedule of Investments

April 30, 2014 (Unaudited)

	Par Amount	Fair Value
	(000’s)	(000’s)
CORPORATE OBLIGATIONS 11.78%
MANUFACTURING - 1.83%
ABB Finance USA, Inc.,
2.875%, Due 5/8/2022	$175	$172
Altera Corp.,
1.75%, Due 5/15/2017	165	166
2.50%, Due 11/15/2018	165	166
American Honda Finance Corp.,
3.875%, Due 9/21/2020F	250	267
Analog Devices, Inc.,
3.00%, Due 4/15/2016	225	234
Apple, Inc.,
2.40%, Due 5/3/2023	740	691
Applied Materials, Inc.,
2.65%, Due 6/15/2016	310	321
BHP Billiton Finance USA Ltd.,
1.625%, Due 2/24/2017	285	290
Caterpillar Financial Services Corp.,
1.10%, Due 5/29/2015	270	272
1.625%, Due 6/1/2017	480	486
Cooper US, Inc.,
3.875%, Due 12/15/2020	355	372
Cummins, Inc.,
3.65%, Due 10/1/2023	425	436
Daimler Finance North America LLC,
3.00%, Due 3/28/2016F G	160	166
2.95%, Due 1/11/2017F G	300	312
2.40%, Due 4/10/2017F G	550	566
Delphi Corp.,
4.15%, Due 3/15/2024	345	353
Dow Chemical Co.,
4.25%, Due 11/15/2020	370	396
4.125%, Due 11/15/2021	300	317
3.00%, Due 11/15/2022	155	149
Eaton Corp., PLC,
5.60%, Due 5/15/2018C	205	231
2.75%, Due 11/2/2022C	200	192
EMC Corp.,
1.875%, Due 6/1/2018	560	563
Ford Motor Credit Co. LLC,
4.25%, Due 2/3/2017G	300	323
5.875%, Due 8/2/2021G	400	464
Hewlett-Packard Co.,
2.20%, Due 12/1/2015	325	332
4.05%, Due 9/15/2022	300	308
Intel Corp.,
1.35%, Due 12/15/2017	540	540
3.30%, Due 10/1/2021	315	324
John Deere Capital Corp.,
1.05%, Due 10/11/2016	315	317
1.30%, Due 3/12/2018	465	459
Johnson Controls, Inc.,
5.00%, Due 3/30/2020	320	356
Koninklijke Philips Electronics N.V.,
5.75%, Due 3/11/2018	270	309
LYB International Finance BV,
4.00%, Due 7/15/2023	390	404
Nissan Motor Acceptance Corp.,

	Par Amount	Fair Value
	(000’s)	(000’s)
2.35%, Due 3/4/2019F	$600	$602
Northrop Grumman Corp.,
5.05%, Due 8/1/2019	150	167
Nucor Corp.,
4.125%, Due 9/15/2022	360	373
Oracle Corp.,
1.20%, Due 10/15/2017	445	443
PACCAR Financial Corp.,
1.15%, Due 8/16/2016	290	292
Precision Castparts Corp.,
0.70%, Due 12/20/2015	240	240
Rio Tinto Finance USA Ltd.,
2.50%, Due 5/20/2016	405	419
Teck Resources Ltd.,
6.00%, Due 8/15/2040	70	71
Toyota Motor Credit Corp.,
2.05%, Due 1/12/2017	265	272
Tyco Electronics Group S.A.,
1.60%, Due 2/3/2015	150	151
6.55%, Due 10/1/2017	175	203
United Technologies Corp.,
1.80%, Due 6/1/2017	980	998
6.125%, Due 7/15/2038	450	573
Volkswagen International Finance N.V.,
1.625%, Due 3/22/2015F	500	505
Xerox Corp.,
8.25%, Due 5/15/2014	160	160
2.95%, Due 3/15/2017	150	157
Xilinx, Inc.,
2.125%, Due 3/15/2019	180	179

		17,059

FINANCE - 5.79%
AEGON Funding Co. LLC,
5.75%, Due 12/15/2020G	350	403
Aetna, Inc.,
4.75%, Due 3/15/2044	250	260
American Express Co.,
4.05%, Due 12/3/2042	390	368
American Express Credit Corp.,
1.75%, Due 6/12/2015	370	375
1.30%, Due 7/29/2016	280	283
American International Group, Inc.,
6.40%, Due 12/15/2020	625	754
4.875%, Due 6/1/2022	600	667
Bank of America Corp.,
7.80%, Due 9/15/2016	700	800
2.60%, Due 1/15/2019	395	397
7.625%, Due 6/1/2019	370	457
4.125%, Due 1/22/2024	1,500	1,521
5.00%, Due 1/21/2044	645	667
Bank of New York Mellon Corp.,
2.30%, Due 7/28/2016	505	522
2.20%, Due 3/4/2019	480	480
Bank of Nova Scotia,
0.75%, Due 10/9/2015	335	336
Bank One Corp.,
4.90%, Due 4/30/2015	250	260
Barclays Bank PLC,
3.90%, Due 4/7/2015C	330	340
0.775%, Due 12/9/2016C	895	895
6.75%, Due 5/22/2019C	350	421
Bear Stearns Cos. LLC,

See accompanying notes

11

American Beacon Balanced FundSM

Schedule of Investments

April 30, 2014 (Unaudited)

	Par Amount	Fair Value
	(000’s)	(000’s)
7.25%, Due 2/1/2018G	$2,300	$2,737
Berkshire Hathaway Finance Corp.,
0.95%, Due 8/15/2016	315	317
BNP Paribas S.A.,
3.60%, Due 2/23/2016	320	336
Boston Properties LP,
3.125%, Due 9/1/2023D	255	245
Branch Banking & Trust Co.,
1.45%, Due 10/3/2016	525	531
Canadian Imperial Bank of Commerce,
2.35%, Due 12/11/2015	465	478
Capital One Financial Corp.,
2.15%, Due 3/23/2015	345	350
Citigroup, Inc.,
1.70%, Due 7/25/2016	380	384
0.775%, Due 3/10/2017H	310	310
8.50%, Due 5/22/2019	1,970	2,510
CNA Financial Corp.,
7.35%, Due 11/15/2019	385	474
ERP Operating LP,
3.00%, Due 4/15/2023D	205	196
Fifth Third Bancorp,
3.625%, Due 1/25/2016	325	340
0.655%, Due 12/20/2016H	1,000	991
General Electric Capital Corp.,
5.625%, Due 5/1/2018	375	430
6.00%, Due 8/7/2019	350	413
5.50%, Due 1/8/2020	250	288
5.30%, Due 2/11/2021	205	232
3.15%, Due 9/7/2022	635	636
5.875%, Due 1/14/2038	280	335
Goldman Sachs Group, Inc.,
5.35%, Due 1/15/2016	725	778
6.25%, Due 9/1/2017	650	743
5.95%, Due 1/18/2018	590	670
1.336%, Due 11/15/2018	975	985
6.00%, Due 6/15/2020	175	202
5.75%, Due 1/24/2022	400	456
HCP, Inc.,
5.375%, Due 2/1/2021	425	480
Health Care REIT, Inc.,
4.125%, Due 4/1/2019 E	240	258
5.25%, Due 1/15/2022 E	275	306
Humana, Inc.,
3.15%, Due 12/1/2022	480	467
ING Bank N.V.,
5.125%, Due 5/1/2015F	450	467
3.75%, Due 3/7/2017F	400	426
JPMorgan Chase & Co.,
0.940%, Due 3/31/2016	1,900	1,886
0.563%, Due 6/13/2016H	415	413
5.50%, Due 10/15/2040	325	367
KeyCorp,
5.10%, Due 3/24/2021	255	288
Liberty Mutual Group, Inc.,
5.00%, Due 6/1/2021F	280	307
Liberty Mutual Insurance Co.,
7.875%, Due 10/15/2026F	1,500	1,849
Lloyds TSB Bank PLC,
4.375%, Due 1/12/2015C F	325	334
Loews Corp.,
5.25%, Due 3/15/2016	650	703
Macquarie Group Ltd.,

	Par Amount	Fair Value
	(000’s)	(000’s)
1.225%, Due 1/31/2017F	$1,060	$1,059
Merrill Lynch & Co. Inc.,
6.11%, Due 1/29/2037	365	412
MetLife, Inc.,
6.375%, Due 6/15/2034	350	448
Morgan Stanley,
0.706%, Due 10/15/2015H	920	920
1.75%, Due 2/25/2016	385	390
1.509%, Due 4/25/2018	2,865	2,925
7.30%, Due 5/13/2019	750	909
5.625%, Due 9/23/2019	350	399
3.75%, Due 2/25/2023	385	385
National Australia Bank Ltd.,
4.375%, Due 12/10/2020F	325	353
Nordea Bank AB,
4.875%, Due 1/27/2020F	300	334
PNC Funding Corp.,
4.25%, Due 9/21/2015	335	351
3.30%, Due 3/8/2022	425	431
Prudential Financial, Inc.,
7.375%, Due 6/15/2019	300	371
Rabobank Nederland,
2.125%, Due 10/13/2015	340	348
Royal Bank of Canada,
1.15%, Due 3/13/2015	285	287
0.625%, Due 12/5/2016	575	576
Simon Property Group LP,
2.20%, Due 2/1/2019 D E	535	537
10.35%, Due 4/1/2019D E	325	441
State Street Corp.,
2.875%, Due 3/7/2016	510	531
SunTrust Banks, Inc.,
3.50%, Due 1/20/2017	345	365
Toronto Dominion Bank,
2.625%, Due 9/10/2018	160	165
Trinity Acquisition PLC,
4.625%, Due 8/15/2023C	295	303
UBS AG,
5.875%, Due 12/20/2017	611	699
UnitedHealth Group, Inc.,
1.625%, Due 3/15/2019	330	322
3.95%, Due 10/15/2042	215	199
US Bancorp,
1.65%, Due 5/15/2017	280	284
1.95%, Due 11/15/2018	310	310
Ventas Realty LP,
5.70%, Due 9/30/2043D	175	202
Wachovia Corp.,
0.565%, Due 10/28/2015H	865	865
0.596%, Due 10/15/2016H	910	908
5.75%, Due 2/1/2018	695	798
WellPoint, Inc.,
4.35%, Due 8/15/2020	520	561
Wells Fargo & Co.,
2.15%, Due 1/15/2019	215	215

		53,727

CONSUMER - 0.23%
Altria Group, Inc.,
4.75%, Due 5/5/2021	310	340
Anheuser-Busch InBev Worldwide, Inc.,
8.00%, Due 11/15/2039	125	189
ConAgra Foods, Inc.,

See accompanying notes

12

American Beacon Balanced FundSM

Schedule of Investments

April 30, 2014 (Unaudited)

	Par Amount	Fair Value
	(000’s)	(000’s)
3.20%, Due 1/25/2023	$110	$106
Diageo Capital PLC,
1.50%, Due 5/11/2017C	880	890
Kellogg Co.,
1.875%, Due 11/17/2016	150	153
Kraft Foods Group, Inc.,
1.625%, Due 6/4/2015	170	172
SABMiller Holdings, Inc.,
4.95%, Due 1/15/2042F	300	321

		2,171

SERVICE - 1.30%
AbbVie, Inc.,
1.75%, Due 11/6/2017	255	257
2.90%, Due 11/6/2022	420	409
Baxter International, Inc.,
1.85%, Due 6/15/2018	355	354
Becton Dickinson and Co.,
3.25%, Due 11/12/2020	290	298
Cardinal Health, Inc.,
3.20%, Due 3/15/2023	445	437
CBS Corp.,
3.375%, Due 3/1/2022	500	496
Celgene Corp.,
5.25%, Due 8/15/2043	185	203
Comcast Corp.,
5.875%, Due 2/15/2018	535	613
5.15%, Due 3/1/2020	325	370
6.55%, Due 7/1/2039	450	573
Covidien International Finance S.A.,
2.80%, Due 6/15/2015	220	225
CVS Caremark Corp.,
3.25%, Due 5/18/2015	170	174
DIRECTV Holdings LLC,
6.35%, Due 3/15/2040G	155	172
eBay, Inc.,
1.35%, Due 7/15/2017	240	240
Genzyme Corp.,
5.00%, Due 6/15/2020	275	308
Gilead Sciences, Inc.,
4.80%, Due 4/1/2044	360	379
GlaxoSmithKline Capital PLC,
1.50%, Due 5/8/2017C	725	733
Home Depot, Inc.,
2.70%, Due 4/1/2023	180	172
Lowe’s Companies, Inc.,
3.875%, Due 9/15/2023	405	422
MasterCard, Inc.,
3.375%, Due 4/1/2024	285	286
McKesson Corp.,
3.25%, Due 3/1/2016	160	167
1.292%, Due 3/10/2017	180	180
3.796%, Due 3/15/2024	400	404
Novartis Capital Corp.,
2.90%, Due 4/24/2015	210	215
Quest Diagnostics, Inc.,
4.75%, Due 1/30/2020	150	162
Sanofi,
1.25%, Due 4/10/2018	560	553
4.00%, Due 3/29/2021	355	383
St Jude Medical, Inc.,
2.50%, Due 1/15/2016	395	405
Teva Pharmaceutical Finance II,

	Par Amount	Fair Value
	(000’s)	(000’s)
3.00%, Due 6/15/2015	$220	$226
Thomson Reuters Corp.,
4.70%, Due 10/15/2019	150	166
4.30%, Due 11/23/2023	300	311
Time Warner, Inc.,
4.875%, Due 3/15/2020	460	512
4.75%, Due 3/29/2021	325	359
Viacom, Inc.,
4.50%, Due 2/27/2042	450	423
Wal-Mart Stores, Inc.,
7.55%, Due 2/15/2030	350	497

		12,084

UTILITIES - 0.46%
Consolidated Edison Co. of New York, Inc.,
5.50%, Due 12/1/2039	350	405
Duke Energy Indiana, Inc.,
6.05%, Due 6/15/2016	330	365
EDF S.A.
4.60%, Due 1/27/2020F	320	352
MidAmerican Energy Holdings Co.,
6.125%, Due 4/1/2036	500	611
National Rural Utilities Cooperative Finance Corp.,
5.45%, Due 4/10/2017	315	352
Progress Energy, Inc.,
4.875%, Due 12/1/2019	350	394
Sempra Energy,
6.50%, Due 6/1/2016	210	233
Sierra Pacific Power Co.,
3.375%, Due 8/15/2023	205	206
Southwestern Electric Power Co.,
3.50%, Due 2/15/2022	600	607
Union Electric Co.,
6.70%, Due 2/1/2019	260	312
Xcel Energy, Inc.,
5.613%, Due 4/1/2017	434	483

		4,320

ENERGY - 0.99%
Apache Corp.,
5.10%, Due 9/1/2040	170	182
BP Capital Markets PLC,
2.50%, Due 11/6/2022C	540	510
Canadian Natural Resources Ltd.,
3.45%, Due 11/15/2021	430	439
6.25%, Due 3/15/2038	365	447
ConocoPhillips,
6.65%, Due 7/15/2018	460	547
DCP Midstream Operating LP,
2.70%, Due 4/1/2019 D	180	181
5.60%, Due 4/1/2044 D	180	195
Devon Energy Corp.,
4.75%, Due 5/15/2042	300	304
Energy Transfer Partners LP,
4.15%, Due 10/1/2020D	275	287
Enterprise Products Operating LLC,
6.125%, Due 10/15/2039G	450	534
EOG Resources, Inc.,
2.50%, Due 2/1/2016	325	335
Halliburton Co.,
3.25%, Due 11/15/2021	525	540
Husky Energy, Inc.,

See accompanying notes

13

American Beacon Balanced FundSM

Schedule of Investments

April 30, 2014 (Unaudited)

	Par Amount	Fair Value
	(000’s)	(000’s)
3.95%, Due 4/15/2022	$480	$502
Phillips 66,
1.95%, Due 3/5/2015	200	202
4.30%, Due 4/1/2022	385	412
Plains All American Pipeline LP / PAA Finance Corp.,
4.70%, Due 6/15/2044 D	180	179
Pride International, Inc.,
6.875%, Due 8/15/2020	220	265
Schlumberger Investment S.A.,
3.65%, Due 12/1/2023	475	485
Shell International Finance BV,
0.625%, Due 12/4/2015	525	526
Spectra Energy Capital LLC,
5.65%, Due 3/1/2020G	455	507
Spectra Energy Partners LP,
4.60%, Due 6/15/2021D	175	189
Statoil ASA,
1.95%, Due 11/8/2018	190	191
TransCanada PipeLines Ltd.,
3.75%, Due 10/16/2023	300	306
7.625%, Due 1/15/2039	335	481
6.10%, Due 6/1/2040	170	207
Valero Energy Corp.,
9.375%, Due 3/15/2019	190	248

		9,201

TRANSPORTATION - 0.21%
Burlington Northern Santa Fe LLC,
7.95%, Due 8/15/2030G	235	326
5.75%, Due 5/1/2040G	170	199
5.15%, Due 9/1/2043G	200	219
Canadian National Railway Co.,
5.55%, Due 5/15/2018	350	397
CSX Corp.,
3.70%, Due 11/1/2023	—	—
5.50%, Due 4/15/2041	325	373
Norfolk Southern Corp.,
5.75%, Due 4/1/2018	425	484

		1,998

TELECOMMUNICATIONS - 0.97%
America Movil SAB de CV,
6.375%, Due 3/1/2035	350	408
AT&T, Inc.,
0.80%, Due 12/1/2015	370	371
4.35%, Due 6/15/2045	841	758
Cisco Systems, Inc.,
1.10%, Due 3/3/2017	330	331
Deutsche Telekom International Finance BV,
4.875%, Due 3/6/2042F	300	308
Oi S.A.,
5.75%, Due 2/10/2022F	3,085	3,024
Orange S.A.,
2.125%, Due 9/16/2015	150	153
Rogers Communications, Inc.,
5.00%, Due 3/15/2044	385	394
Verizon Communications, Inc.,
4.60%, Due 4/1/2021	380	415
3.50%, Due 11/1/2021	200	203
5.15%, Due 9/15/2023	170	187
6.40%, Due 9/15/2033	350	422
6.90%, Due 4/15/2038	275	346

	Par Amount	Fair Value
	(000’s)	(000’s)
6.55%, Due 9/15/2043	$600	$740
Vodafone Group PLC,
1.50%, Due 2/19/2018C	515	511
6.15%, Due 2/27/2037C	365	423

		8,994

Total Corporate Obligations (Cost $103,821)		109,554

FOREIGN GOVERNMENT OBLIGATIONS 0.09%
Oil & Gas - 0.09%
Petrobras International Finance Co.,
3.875%, Due 1/27/2016	200	206
3.50%, Due 2/6/2017	140	143
6.875%, Due 1/20/2040	150	155
Petroleos Mexicanos,
6.00%, Due 3/5/2020	325	366

Total Foreign Government Obligations (Cost $809)		870

COMMERCIAL MORTGAGE-BACKED OBLIGATIONS - 2.29%
Banc of America Commercial Mortgage Trust,
5.317%, Due 9/10/2047, 2006-5 A2	205	206
5.634%, Due 4/10/2049, 2007-2 A2	44	44
Bear Stearns Commercial Mortgage Securities,
5.201%, Due 12/11/2038, 2006-PW14 A4	665	724
5.54%, Due 9/11/2041, 2006-PW13 A4	420	455
Ginnie Mae REMIC Trust,
1.692%, Due 11/16/2035, 2010-148 A	86	86
2.174%, Due 7/16/2038, 2011-147 A	1,828	1,843
1.147%, Due 12/16/2038, 2013-139 A	1,914	1,896
2.989%, Due 3/16/2039, 2010-71 AC	88	89
1.45%, Due 4/16/2039, 2013-45 AB	1,935	1,917
1.624%, Due 7/16/2039, 2013-78 AB	1,951	1,929
2.586%, Due 9/16/2039, 2014-31 AB	1,993	2,031
1.367%, Due 11/16/2041, 2013 125 AB	1,968	1,942
2.543%, Due 9/16/2044, 2011-96 AC	666	677
3.20%, Due 11/16/2044, 2011-92 B	2,400	2,475
GS Mortgage Securities Corp II,
3.679%, Due 8/10/2043, 2010-C1 A1F	249	263
3.849%, Due 12/10/2043, 2010-C2 A1F	502	528
3.645%, Due 3/10/2044, 2011-GC3 A2F	500	523
JP Morgan Chase Commercial Mortgage Securities Corp.,
4.678%, Due 7/15/2042, 2005-LDP2 A3A	91	92
3.853%, Due 6/15/2043, 2010-C1 A1F	551	566
4.388%, Due 2/15/2046, 2011-C3 A3F	550	599
5.895%, Due 2/12/2049, 2007-CB19 A4	550	609
JPMBB Commercial Mortgage Securities Trust,

See accompanying notes

14

American Beacon Balanced FundSM

Schedule of Investments

April 30, 2014 (Unaudited)

	Par Amount	Fair Value
	(000’s)	(000’s)
3.157%, Due 7/15/2045, 2013 C12 ASB	$665	$678
LB-UBS Commercial Mortgage Trust,
5.424%, Due 2/15/2040, 2007-C1 A4	498	546
Wachovia Bank Commercial Mortgage Trust,
5.929%, Due 6/15/2049, 2007-C32 A2	70	72
WF-RBS Commercial Mortgage Trust,
3.66%, Due 3/15/2047, 2014 C19 A3	455	470

Total Commercial Mortgage-Backed Obligations (Cost $20,886)		21,260

ASSET-BACKED OBLIGATIONS - 0.98%
Capital Auto Receivables Asset Trust,
0.92%, Due 9/20/2016, 2013-2 A2	1,500	1,505
1.09%, Due 3/20/2018, 2013-4 A3	580	580
Citibank Credit Card Issuance Trust,
1.11%, Due 7/23/2018, 2013 A3 A3	880	885
Ford Credit Auto Lease Trust,
0.60%, Due 3/15/2016, 2013-A A3	240	240
0.90%, Due 6/15/2017, 2014 A A4	260	260
Ford Credit Floorplan Master Owner Trust,
1.50%, Due 9/15/2018, 2013-5 A1	1,100	1,112
Hyundai Auto Receivables Trust,
0.79%, Due 7/16/2018, 2014 A A3	320	320
Mercedes Benz Auto Lease Trust,
0.76%, Due 7/15/2019, 2013 B A4	245	246
0.90%, Due 12/16/2019, 2014 A A4	820	821
National Credit Union Administration,
0.552%, Due 3/11/2020, 2011 R3 1AH	1,644	1,648
Nissan Master Owner Trust Receivables,
0.452%, Due 2/15/2018, 2013-A AH	1,500	1,501

Total Asset-Backed Obligations (Cost $9,090)		9,118

U.S. AGENCY MORTGAGE-BACKED OBLIGATIONS - 4.36%
Federal Home Loan Mortgage Corporation
4.50%, Due 3/1/2019	122	129
5.00%, Due 10/1/2020	51	55
3.50%, Due 9/1/2028	2,110	2,223
5.00%, Due 8/1/2033	282	310
5.50%, Due 2/1/2034	257	285
5.00%, Due 3/1/2034	202	222
6.00%, Due 6/1/2034	194	218
6.00%, Due 8/1/2034	155	175
5.00%, Due 8/1/2035	168	184
5.00%, Due 9/1/2035	120	131
5.50%, Due 4/1/2037	178	196
5.50%, Due 5/1/2038	97	106
0.552%, Due 12/15/2040H	487	488
4.00%, Due 1/1/2041	799	836
4.50%, Due 2/1/2041	656	705
3.50%, Due 3/1/2042	434	441
3.50%, Due 6/1/2042	2,187	2,222
3.50%, Due 7/1/2042	563	572
3.00%, Due 8/1/2042	897	875

		10,373

Federal National Mortgage Association
6.00%, Due 4/1/2016	26	26

	Par Amount	Fair Value
	(000’s)	(000’s)
5.00%, Due 12/1/2017	$100	$106
4.50%, Due 9/1/2018	77	81
4.00%, Due 8/1/2020	113	120
3.50%, Due 1/1/2026	171	181
4.00%, Due 5/1/2026	895	952
4.00%, Due 6/1/2026	1,134	1,209
3.50%, Due 1/1/2028	264	278
5.00%, Due 3/1/2034	306	339
4.50%, Due 4/1/2034	384	415
4.50%, Due 9/1/2034	134	144
5.50%, Due 12/1/2035	80	89
5.00%, Due 2/1/2036	122	134
5.50%, Due 4/1/2036	153	169
6.00%, Due 9/1/2036	113	126
5.50%, Due 2/1/2037	173	191
5.50%, Due 6/1/2038	53	58
4.50%, Due 1/1/2040	714	768
5.00%, Due 5/1/2040	2,110	2,321
5.00%, Due 6/1/2040	909	998
4.00%, Due 9/1/2040	574	602
4.00%, Due 1/1/2041	1,045	1,096
4.00%, Due 2/1/2041	2,724	2,861
5.00%, Due 3/1/2041	877	965
4.00%, Due 4/1/2041	806	848
4.50%, Due 4/1/2041	1,712	1,841
4.50%, Due 8/1/2041	1,082	1,164
4.50%, Due 10/1/2041	670	724
3.50%, Due 9/1/2042	768	780
4.50%, Due 1/1/2043	1,967	2,113
4.00%, Due 7/1/2043	1,249	1,302

		23,001

Government National Mortgage Association
7.00%, Due 12/15/2025	111	128
6.50%, Due 8/15/2027	111	127
6.50%, Due 11/15/2027	114	130
7.50%, Due 12/15/2028	104	122
5.50%, Due 7/15/2033	246	280
6.00%, Due 12/15/2033	279	321
6.00%, Due 10/15/2038	492	551
5.00%, Due 10/15/2039	1,801	2,002
5.50%, Due 2/15/2040	529	587
4.00%, Due 5/15/2040	561	594
3.50%, Due 3/15/2043	714	736
5.50%, Due 2/20/2034	352	398
4.50%, Due 10/20/2040	823	897
6.00%, Due 5/20/2042	269	305

		7,178

Total U.S. Agency Mortgage-Backed Obligations (Cost $39,767)		40,552

U.S. TREASURY OBLIGATIONS - 12.46%
0.25%, Due 12/15/2015	2,300	2,299
2.00%, Due 4/30/2016	2,095	2,161
1.50%, Due 6/30/2016	3,000	3,065
3.125%, Due 10/31/2016	3,000	3,185
0.875%, Due 1/31/2017	7,795	7,817
0.75%, Due 12/31/2017	2,800	2,755
0.625%, Due 4/30/2018	3,000	2,918
1.375%, Due 9/30/2018	2,000	1,989
1.125%, Due 5/31/2019	4,000	3,884
1.25%, Due 2/29/2020	3,300	3,172

See accompanying notes

15

American Beacon Balanced FundSM

Schedule of Investments

April 30, 2014 (Unaudited)

	Par Amount	Fair Value
	(000’s)	(000’s)
2.00%, Due 11/15/2021	$4,090	$3,992
2.00%, Due 2/15/2022	9,170	8,920
2.50%, Due 8/15/2023	3,000	2,977
6.875%, Due 8/15/2025	580	814
5.25%, Due 11/15/2028	450	568
4.75%, Due 2/15/2037	130	160
4.50%, Due 8/15/2039	730	873
3.125%, Due 11/15/2041	2,010	1,903
2.875%, Due 5/15/2043	70,015	62,422

Total U.S. Treasury Obligations (Cost $112,887)		115,874

U.S. AGENCY OBLIGATIONS - 1.68% (Cost $15,072)
Freddie Mac Notes,
4.50%, Due 1/15/2015	15,140	15,610

MUNICIPAL OBLIGATIONS - 0.33% (Cost $2,728)
Municipal Electric Authority of Georgia,

6.655%, Due 4/1/2057,	2,630	3,042

	Shares
SHORT-TERM INVESTMENTS - 6.29% (Cost $58,484)
JPMorgan U.S. Government Money Market Fund, Capital Class	58,484,333	58,484

TOTAL INVESTMENTS - 99.37% (Cost $763,158)		923,846
OTHER ASSETS, NET OF LIABILITIES - 0.63%		5,823

TOTAL NET ASSETS - 100.00%		$929,669

A	Non-income producing security.
B	ADR - American Depositary Receipt.
C	PLC - Public Limited Company.
D	Limited Partnership.
E	REIT - Real Estate Investment Trust.
F	Security exempt from registration under the Securities Act of 1933. These securities may be resold to qualified institutional buyers pursuant to Rule 144A. At the period end, the value of these securities amounted to $14,031 or 1.51% of net assets. The Fund has no right to demand registration of these securities.
G	LLC - Limited Liability Company.
H	The coupon rate shown on floating or adjustable rate securities represents the rate at period end. The due date on these types of securities reflects the final maturity date.

Futures Contracts Open on April 30, 2014 (000’s):
Description	Type	Number of Contracts	Expiration Date	Contract Value	Unrealized Appreciation (Depreciation)
S&P 500 Mini E Index June Futures	Long	513	June, 2014	$48,168	$701

				$48,168	$701

See accompanying notes

16

American Beacon Mid-Cap Value FundSM

Schedule of Investments

April 30, 2014 (Unaudited)

	Shares	Fair Value
		(000’s)
COMMON STOCK - 93.42%
CONSUMER DISCRETIONARY - 14.49%
Auto Components - 2.53%
Dana Holding Corp.	92,975	$1,968
Delphi Automotive PLCA	54,700	3,656
TRW Automotive Holdings Corp.B	39,325	3,160

		8,784

Automobiles - 0.40%
Harley-Davidson, Inc.	18,837	1,393

Hotels, Restaurants & Leisure - 0.81%
International Game Technology	44,325	556
Royal Caribbean Cruises Ltd.	42,200	2,242

		2,798

Household Durables - 1.87%
Newell Rubbermaid, Inc.	45,574	1,372
Stanley Black & Decker, Inc.	59,597	5,119

		6,491

Leisure Equipment & Products - 0.34%
Hasbro, Inc.	21,646	1,196

Media - 3.29%
Interpublic Group of Cos., Inc.	280,808	4,893
News Corp., Class AB	155,550	2,647
News Corp., Class BB	76,075	1,258
Omnicom Group, Inc.	38,625	2,614

		11,412

Multiline Retail - 0.27%
Dollar General Corp.B	16,863	952

Specialty Retail - 4.98%
Abercrombie & Fitch Co., Class A	21,221	780
American Eagle Outfitters, Inc.	116,871	1,351
Bed Bath & Beyond, Inc.B	21,831	1,356
Cabela’s, Inc.B	21,697	1,424
Hanesbrands, Inc.	41,600	3,416
L Brands, Inc.	51,100	2,770
Murphy USA, Inc.B	30,800	1,309
PetSmart, Inc.C	20,071	1,358
Sally Beauty Holdings, Inc.B	52,076	1,427
Staples, Inc.C	168,025	2,100

		17,291

Total Consumer Discretionary		50,317

CONSUMER STAPLES - 4.53%
Beverages - 0.84%
Coca-Cola Enterprises, Inc.	24,559	1,116
Molson Coors Brewing Co., Class B	30,046	1,802

		2,918

Food & Drug Retailing - 0.86%
Kroger Co.	37,964	1,748
Sysco Corp.	33,980	1,238

		2,986

Food Products - 1.31%
Darling International, Inc.B	80,294	1,607
Ingredion, Inc.	11,467	808
JM Smucker Co.	21,931	2,120

		4,535

	Shares	Fair Value
		(000’s)
Tobacco - 1.52%
Lorillard, Inc.	47,800	$2,840
Reynolds American, Inc.	43,600	2,460

		5,300

Total Consumer Staples		15,739

ENERGY - 6.58%
Energy Equipment & Services - 2.98%
Baker Hughes, Inc.	48,300	3,376
Helmerich & Payne, Inc.	21,400	2,325
McDermott International, Inc.B C	62,088	449
Nabors Industries Ltd.	30,863	788
Superior Energy Services, Inc.	103,000	3,391

		10,329

Gas - Pipelines - 0.62%
Spectra Energy Corp.	53,800	2,136

Oil & Gas - 2.98%
EQT Corp.	18,155	1,979
Murphy Oil Corp.	51,500	3,267
Newfield Exploration Co.B	34,362	1,163
Pioneer Natural Resources Co.	8,139	1,573
Range Resources Corp.	6,535	591
Seadrill Ltd.C	51,600	1,817

		10,390

Total Energy		22,855

FINANCIALS - 26.58%
Banks - 8.12%
CIT Group, Inc.	62,900	2,708
Comerica, Inc.	57,200	2,759
Fifth Third Bancorp	222,166	4,580
First Niagara Financial Group, Inc.	186,800	1,666
Hancock Holding Co.	34,488	1,163
Investors Bancorp, Inc.	20,928	559
KeyCorp	197,400	2,693
New York Community Bancorp, Inc.	216,400	3,335
People’s United Financial, Inc.C	170,200	2,430
Regions Financial Corp.	161,875	1,641
SunTrust Banks, Inc.	47,537	1,819
TCF Financial Corp.	95,055	1,492
Zions Bancorporation	45,701	1,322

		28,167

Diversified Financials - 4.90%
Ameriprise Financial, Inc.	36,172	4,039
Capital One Financial Corp.	25,700	1,899
Discover Financial Services	53,800	3,007
Invesco Ltd.	62,800	2,211
Legg Mason, Inc.	47,975	2,250
SLM Corp.	140,600	3,620

		17,026

Insurance - 9.59%
Allstate Corp.	21,399	1,219
Assurant, Inc.	50,375	3,396
Axis Capital Holdings Ltd.	47,850	2,189
Endurance Specialty Holdings Ltd.	24,088	1,224
Genworth Financial, Inc., Class AB	138,400	2,470
Hartford Financial Services Group, Inc.	48,763	1,749
PartnerRe Ltd.	14,022	1,478
Primerica, Inc.	45,825	2,103

See accompanying notes

17

American Beacon Mid-Cap Value FundSM

Schedule of Investments

April 30, 2014 (Unaudited)

	Shares	Fair Value
		(000’s)
Reinsurance Group of America, Inc.	21,798	$1,672
Renaissancere Holdings Ltd.	22,150	2,242
Torchmark Corp.	28,562	2,276
Unum Group	26,947	895
Validus Holdings Ltd.	59,143	2,192
Voya Financial, Inc.	76,425	2,705
Willis Group Holdings PLCA	133,310	5,464

		33,274

Real Estate - 3.97%
Alexandria Real Estate Equities, Inc.D	25,920	1,913
American Campus Communities, Inc.D	50,625	1,934
Corporate Office Properties TrustD	51,100	1,367
Hospitality Properties TrustD	111,275	3,344
Host Hotels & Resorts LPD E	243,684	5,227

		13,785

Total Financials		92,252

HEALTH CARE - 7.92%
Biotechnology - 0.37%
Charles River Laboratories International, Inc.B	24,124	1,296

Health Care Equipment & Supplies - 3.50%
Becton Dickinson and Co.	23,625	2,670
CareFusion Corp.B	41,488	1,621
Dentsply International, Inc.	30,482	1,360
Patterson Cos., Inc.	43,146	1,756
St. Jude Medical, Inc.	50,500	3,205
The Cooper Companies, Inc.	11,583	1,528

		12,140

Health Care Providers & Services - 4.05%
AmerisourceBergen Corp.	16,834	1,097
Cardinal Health, Inc.	43,900	3,051
Cigna Corp.	64,825	5,190
Omnicare, Inc.	55,500	3,289
Quest Diagnostics, Inc.	25,728	1,439

		14,066

Total Health Care		27,502

INDUSTRIALS - 15.38%
Aerospace & Defense - 0.17%
L-3 Communications Holdings, Inc.	5,100	588

Building Products - 1.93%
Masco Corp.	125,800	2,527
Owens Corning	102,150	4,173

		6,700

Commercial Services & Supplies - 1.71%
Cintas Corp.	25,793	1,520
Clean Harbors, Inc.B	26,802	1,608
Con-way, Inc.	66,250	2,814

		5,942

Construction & Engineering - 2.28%
AECOM Technology Corp.B	99,400	3,223
Fluor Corp.	18,202	1,378
URS Corp.	70,650	3,328

		7,929

Diversified Manufacturing - 0.55%
Eaton Corp., PLCA	26,100	1,896

	Shares	Fair Value
		(000’s)
Electrical Equipment - 0.99%
Brady Corp., Class A	73,925	$1,907
Regal-Beloit Corp.	20,328	1,519

		3,426

Industrial Conglomerates - 1.20%
KBR, Inc.	164,125	4,164

Machinery - 6.08%
Dover Corp.	18,623	1,609
Joy Global, Inc.C	60,600	3,659
Parker Hannifin Corp.	39,673	5,034
Pentair Ltd.	41,000	3,046
SPX Corp.	35,500	3,615
Terex Corp.	50,950	2,206
Xylem, Inc.	52,343	1,968

		21,137

Marine - 0.47%
Golar LNG Ltd.C	36,800	1,627

Total Industrials		53,409

INFORMATION TECHNOLOGY - 9.63%
Communications Equipment - 0.37%
Juniper Networks, Inc.B	52,544	1,297

Electronic Equipment & Instruments - 3.74%
Arrow Electronics, Inc.	37,325	2,118
Avnet, Inc.	96,075	4,145
Diebold, Inc.	31,770	1,195
Flextronics International Ltd.B	356,300	3,203
Ingram Micro, Inc., Class AB	85,325	2,300

		12,961

IT Consulting & Services - 1.33%
Fidelity National Information Services, Inc.	33,457	1,788
Total System Services, Inc.	89,000	2,827

		4,615

Semiconductor Equipment & Products - 1.75%
Microchip Technology, Inc.C	82,034	3,900
ON Semiconductor Corp.B	231,175	2,175

		6,075

Software - 2.44%
CA, Inc.	98,100	2,957
Cadence Design Systems, Inc.B	117,009	1,821
Citrix Systems, Inc.B	29,244	1,734
Synopsys, Inc.B	52,309	1,968

		8,480

Total Information Technology		33,428

MATERIALS - 3.37%
Chemicals - 1.62%
Air Products & Chemicals, Inc.	10,255	1,205
Albemarle Corp.	23,576	1,581
Rockwood Holdings, Inc.	40,100	2,849

		5,635

Containers & Packaging - 0.95%
Greif, Inc., Class A	25,550	1,385
Owens-Illinois, Inc.B	24,672	784
Silgan Holdings, Inc.	22,600	1,124

		3,293

See accompanying notes

18

American Beacon Mid-Cap Value FundSM

Schedule of Investments

April 30, 2014 (Unaudited)

	Shares	Fair Value
		(000’s)
Metals & Mining - 0.80%
Allegheny Technologies, Inc.	41,654	$1,716
Nucor Corp.	20,390	1,055

		2,771

Total Materials		11,699

UTILITIES - 4.94%
Electric - 2.93%
CenterPoint Energy, Inc.	44,000	1,089
Edison International	26,820	1,517
Entergy Corp.	27,950	2,026
Great Plains Energy, Inc.	65,456	1,756
Pinnacle West Capital Corp.	36,200	2,025
Portland General Electric Co.	52,403	1,754

		10,167

Gas - 0.48%
AGL Resources, Inc.	30,714	1,659

Multi-Utilities - 1.53%
SCANA Corp.	26,929	1,446
Xcel Energy, Inc.	121,556	3,874

		5,320

Total Utilities		17,146

Total Common Stock (Cost $280,720)		324,347

SHORT-TERM INVESTMENTS - 5.80% (Cost $20,129)
JPMorgan U.S. Government Money Market Fund, Capital Class	20,129,335	20,129

SECURITIES LENDING COLLATERAL - 3.95%
American Beacon U.S. Government Money Market Select Fund, Select ClassF	9,501,457	9,501
DWS Government and Agency Securities Portfolio, Institutional Class	4,220,103	4,220

Total Securities Lending Collateral (Cost $13,721)		13,721

TOTAL INVESTMENTS - 103.17% (Cost $314,570)		358,197
LIABILITIES, NET OF OTHER ASSETS - (3.17%)		(11,010)

TOTAL NET ASSETS - 100.00%		$347,187

Percentages are stated as a percent of net assets.

A	PLC – Public Limited Company.
B	Non-income producing security.
C	All or a portion of this security is on loan at 4/30/2014.
D	REIT - Real Estate Investment Trust.
E	Limited Partnership.
F	The Fund is affiliated by having the same investment advisor.

See accompanying notes

19

American Beacon Mid-Cap Value FundSM

Schedule of Investments

April 30, 2014 (Unaudited)

Futures Contracts Open on April 30, 2014 (000’s):

Description	Type	Number of Contracts	Expiration Date	Contract Value	Unrealized Appreciation (Depreciation)
S&P Midcap 400 Mini E Index June Futures	Long	145	June, 2014	$19,620	$63

				$19,620	$63

See accompanying notes

20

American Beacon Small Cap Value II FundSM

Schedule of Investments

April 30, 2014 (Unaudited)

	Shares	Fair Value
		(000’s)
COMMON STOCK - 96.51%
CONSUMER DISCRETIONARY - 10.59%
Auto Components - 1.64%
Dana Holding Corp.	3,764	$80
Fuel Systems Solutions, Inc.A	5,335	56

		136

Distributors - 1.12%
Core-Mark Holding Co., Inc.	880	71
Lincoln Educational Services Corp.	5,374	22

		93

Hotels, Restaurants & Leisure - 0.93%
Cracker Barrel Old Country Store, Inc.	135	13
Ruby Tuesday, Inc.A	8,362	64

		77

Household Durables - 0.97%
Helen of Troy Ltd.A	880	55
National Presto Industries, Inc.	340	25

		80

Internet & Catalog Retail - 0.46%
FTD Cos., Inc.A	1,258	38

Media - 0.45%
John Wiley & Sons, Inc., Class A	650	37

Specialty Retail - 3.24%
Ascena Retail Group, Inc.A	760	13
Citi Trends, Inc.A	3,898	66
Genesco, Inc.A	615	47
Pep Boys, Inc.A	4,761	49
Stage Stores, Inc.	3,063	59
West Marine, Inc.A	3,208	34

		268

Textiles & Apparel - 1.78%
Perry Ellis International, Inc.	3,103	47
RG Barry Corp.	1,920	35
Rocky Brands, Inc.	2,666	39
Steven Madden Ltd.	370	13
Unifirst Corp.	135	13

		147

Total Consumer Discretionary		876

CONSUMER STAPLES - 5.77%
Beverages - 0.53%
National Beverage Corp.	2,275	44

Food & Drug Retailing - 1.60%
Andersons, Inc.	450	28
Casey’s General Stores, Inc.	455	31
CST Brands, Inc.	2,223	73

		132

Food Products - 2.72%
Calavo Growers, Inc.	825	26
Cal-Maine Foods, Inc.	555	33
Darling International, Inc.A	4,651	92
Inventure Foods, Inc.A	6,162	74

		225

	Shares	Fair Value
		(000’s)
Household Products - 0.92%
Prestige Brands Holdings, Inc.A	2,253	$76

Total Consumer Staples		477

ENERGY - 8.69%
Energy Equipment & Services - 5.51%
Atwood Oceanics, Inc.A	405	20
Cal Dive International, Inc.A	18,899	28
Hornbeck Offshore Services, Inc.A	1,403	58
Key Energy Services, Inc.A	4,035	41
Patterson-UTI Energy, Inc.	3,161	103
Superior Energy Services, Inc.	2,394	79
Unit Corp.A	1,934	127

		456

Oil & Gas - 3.18%
Advantage Oil & Gas Ltd.A	6,101	39
Stone Energy Corp.A	2,065	101
Triangle Petroleum Corp.A	6,431	62
Vaalco Energy, Inc.	6,617	61

		263

Total Energy		719

FINANCIALS - 26.38%
Banks - 8.24%
1st Source Corp.	885	26
BancFirst Corp.	355	21
Bancorp, Inc.A	8,542	134
BBCN Bancorp, Inc.	1,425	22
Boston Private Financial Holdings, Inc.	2,089	26
Bridge Capital HoldingsA	530	12
Bryn Mawr Bank Corp.	1,345	37
Center Bancorp, Inc.	1,250	23
Eagle Bancorp, Inc.A	1,373	46
Federated National Holding Co.	5,761	112
First Business Financial Services, Inc.	281	13
First Financial Holdings, Inc.	398	23
FirstMerit Corp.	960	19
German American Bancorp, Inc.	692	18
Hanmi Financial Corp.	1,312	28
Horizon Bancorp	2,253	45
Stock Yards Bancorp, Inc.	655	19
United Financial Bancorp, Inc.	1,400	25
Washington Federal, Inc.	1,482	32

		681

Diversified Financials - 4.88%
CBIZ, Inc.A	4,370	37
ConnectOne Bancorp, Inc.A	2,313	112
Gain Capital Holdings, Inc.	5,067	51
GFI Group, Inc.	13,836	51
JTH Holding, Inc., Class AA	525	14
Nicholas Financial, Inc.	1,920	30
Pacific Continental Corp.	1,914	25
Piper Jaffray Cos.A	1,353	60
Texas Capital Bancshares, Inc.A	421	24

		404

Insurance - 4.01%
American Equity Investment Life Holding Co.	2,440	57
Enstar Group Ltd.A	150	19

See accompanying notes

21

American Beacon Small Cap Value II FundSM

Schedule of Investments

April 30, 2014 (Unaudited)

	Shares	Fair Value
		(000’s)
Horace Mann Educators Corp.	2,365	$71
Investors Title Co.	340	24
Primerica, Inc.	1,175	54
ProAssurance Corp.	809	37
Protective Life Corp.	1,360	70

		332

Real Estate - 9.25%
Alexander & Baldwin, Inc.	972	36
Apollo Commercial Real Estate Finance, Inc.B	2,815	48
BioMed Realty Trust, Inc.B	2,925	60
Chatham Lodging TrustB	2,525	51
Colony Financial, Inc.B	2,599	57
DiamondRock Hospitality Co.B	4,831	59
Forestar Group, Inc.A	2,024	35
Franklin Street Properties Corp.B	4,505	55
LaSalle Hotel PropertiesB	1,444	48
LTC Properties, Inc.B	1,630	62
Pebblebrook Hotel TrustB	1,708	59
PS Business Parks, Inc.B	639	55
Ryman Hospitality Properties, Inc.B	955	44
Sovran Self Storage Inc.B	370	28
STAG Industrial, Inc.B	1,465	34
Summit Hotel Properties, Inc.B	3,600	33

		764

Total Financials		2,181

HEALTH CARE - 2.56%
Biotechnology - 0.60%
RTI Biologics, Inc.A	11,518	50

Health Care Equipment & Supplies - 0.68%
Hillenbrand, Inc.	1,845	56

Health Care Providers & Services - 1.28%
Ensign Group, Inc.	605	26
Magellan Health Services, Inc.A	860	49
U.S. Physical Therapy, Inc.	1,020	31

		106

Total Health Care		212

INDUSTRIALS - 17.92%
Aerospace & Defense - 0.50%
World Fuel Services Corp.	895	41

Building Products - 1.39%
Crane Co.	1,213	88
Universal Forest Products, Inc.	538	27

		115

Commercial Services & Supplies - 2.83%
Brink’s Co.	688	18
Clean Harbors, Inc.A	835	50
Iconix Brand Group, Inc.A	2,137	91
Layne Christensen Co.A	2,052	36
United Stationers Supply Co.	1,045	39

		234

Construction & Engineering - 3.79%
EMCOR Group, Inc.	2,449	114
Granite Construction, Inc.	1,671	62
MasTec, Inc.A	2,654	105

	Shares	Fair Value
		(000’s)
URS Corp.	682	$32

		313

Diversified Manufacturing - 1.22%
Barnes Group, Inc.	2,625	101

Electrical Equipment - 2.13%
AZZ, Inc.	1,370	59
GrafTech International Ltd.A	5,828	66
Powell Industries, Inc.	599	38
Woodward, Inc.	290	13

		176

Industrial Conglomerates - 0.47%
Teleflex, Inc.	384	39

Machinery - 2.33%
Astec Industries, Inc.	1,003	40
EnPro Industries, Inc.A	1,548	110
John Bean Technologies Corp.	1,085	31
Kadant, Inc.	335	12

		193

Marine - 0.46%
CAI International, Inc.A	1,749	38

Road & Rail - 2.80%
Baltic Trading Ltd.	3,822	23
Marten Transport Ltd.	2,419	57
Old Dominion Freight Line, Inc.A	1,050	63
Saia, Inc.A	1,193	49
TravelCenters of America LLCA C	5,260	40

		232

Total Industrials		1,482

INFORMATION TECHNOLOGY - 13.09%
Communications Equipment - 3.08%
Anixter International, Inc.	460	45
ARRIS Group, Inc.A	966	25
NICE Systems Ltd., Sponsored ADRD	1,623	71
Oplink Communications, Inc.A	2,802	48
Polycom, Inc.A	5,405	66

		255

Computers & Peripherals - 0.93%
Mercury Systems, Inc.A	2,421	34
Synaptics, Inc.A	694	43

		77

Electronic Equipment & Instruments - 4.36%
Analogic Corp.	742	56
Electro Scientific Industries, Inc.	6,206	53
ePlus, Inc.	460	23
Itron, Inc.A	1,329	51
MTS Systems Corp.	755	49
Tech Data Corp.A	1,045	64
Vishay Intertechnology, Inc.	4,617	65

		361

Semiconductor Equipment & Products - 4.72%
Entegris, Inc.A	6,046	67
FormFactor, Inc.A	6,786	39
Kulicke & Soffa Industries, Inc.A	6,507	96
LTX-Credence Corp.A	4,404	42
Photronics, Inc.A	16,776	146

		390

Total Information Technology		1,083

See accompanying notes

22

American Beacon Small Cap Value II FundSM

Schedule of Investments

April 30, 2014 (Unaudited)

	Shares	Fair Value
		(000’s)
MATERIALS - 6.44%
Chemicals - 3.60%
Cabot Corp.	1,424	$83
Innophos Holdings, Inc.	1,350	76
Olin Corp.	495	14
OM Group, Inc.	2,537	74
Stepan Co.	885	51

		298

Metals & Mining - 2.53%
Compass Minerals International, Inc.	155	14
Royal Gold, Inc.	850	56
RTI International Metals, Inc.A	1,586	45
Schnitzer Steel Industries, Inc., Class A	1,378	39
Stillwater Mining Co.A	3,473	55

		209

Paper & Forest Products - 0.31%
Schweitzer-Mauduit International, Inc.	600	26

Total Materials		533

UTILITIES - 5.07%
Electric - 1.70%
NorthWestern Corp.	1,205	59
Portland General Electric Co.	1,294	43
The Empire District Electric Co.	1,600	39

		141

Gas - 3.03%
Laclede Group, Inc.	870	41
New Jersey Resources Corp.	1,280	64
One Gas, Inc.	1,145	42
South Jersey Industries, Inc.	1,110	63
WGL Holdings, Inc.	1,014	40

		250

Multi-Utilities - 0.34%
Avista Corp.	860	28

Total Utilities		419

Total Common Stock (Cost $6,908)		7,982

SHORT-TERM INVESTMENTS - 3.42% (Cost $283)
JPMorgan U.S. Government Money Market Fund, Capital Class	283,462	283

TOTAL INVESTMENTS - 99.93% (Cost $7,191)		8,265
OTHER ASSETS, NET OF LIABILITIES - 0.07%		6

TOTAL NET ASSETS - 100.00%		$8,271

Percentages are stated as a percent of net assets.

A	Non-income producing security.
B	REIT - Real Estate Investment Trust.
C	Limited Liability Company.
D	ADR - American Depositary Receipt.

See accompanying notes

23

American Beacon Small Cap Value II FundSM

Schedule of Investments

April 30, 2014 (Unaudited)

Futures Contracts Open on April 30, 2014 (000’s):

Description	Type	Number of Contracts	Expiration Date	Contract Value	Unrealized Appreciation (Depreciation)
Russell 2000 Mini Index June Futures	Long	2	June, 2014	$225	$0	*

				$225	$0

*	Amount less than $500 but greater than $0

See accompanying notes

24

American Beacon FundsSM

Statements of Assets and Liabilities

April 30, 2014 (Unaudited) (in thousands except share and per share amounts)

	Balanced Fund	Mid-Cap Value Fund	Small Cap Value II Fund
Assets:
Investments in unaffiliated securities, at fair valueA,C	$923,846	$348,696	$8,265
Investments in affiliated securities, at fair valueB	—	9,501	—
Deposit with brokers for futures contracts	2,132	980	10
Dividends and interest receivable	3,066	143	4
Receivable for investments sold	3,569	1,428	—
Receivable for fund shares sold	919	1,623	—
Receivable for tax reclaims	7	—	—
Receivable for expense reimbursement (Note 2)	—	—	5
Receivable for variation margin on open futures contracts	152	112	1
Prepaid expenses	36	41	12

Total assets	933,727	362,524	8,297

Liabilities:
Payable for investments purchased	3,523	1,021	4
Payable for fund shares redeemed	94	322	—
Payable upon return of securities loaned	—	13,722	—
Management and investment advisory fees payable	180	169	4
Administrative service and service fees payable	145	80	4
Transfer agent fees payable	10	—	—
Custody and fund accounting fees payable	15	4	—
Professional fees payable	24	14	14
Trustee fees payable	13	—	—
Payable for prospectus and shareholder reports	54	5	—

Total liabilities	4,058	15,337	26

Net Assets	$929,669	$347,187	$8,271

Analysis of Net Assets:
Paid-in-capital	760,163	295,221	6,897
Undistributed net investment income or (loss)	(297)	585	3
Accumulated net realized gain	7,820	7,691	297
Unrealized appreciation of investments	160,688	43,627	1,074
Unrealized appreciation of futures contracts	701	63	0

Net assets	$929,669	$347,187	$8,271

Shares outstanding at no par value (unlimited shares authorized):
Institutional Class	4,435,342	8,123,718	N/A

Y Class	1,383,715	1,189,576	408,059

Investor Class	8,303,489	5,755,687	173,315

Advisor Class	746,851	145,544	N/A

A Class	973,325	786,807	N/A

C Class	1,450,304	232,721	N/A

AMR Class	42,803,490	8,014,625	N/A

See accompanying notes

25

American Beacon FundsSM

Statements of Assets and Liabilities

April 30, 2014 (Unaudited) (in thousands except share and per share amounts)

	Balanced Fund	Mid-Cap Value Fund	Small Cap Value II Fund
Net assets (not in thousands):
Institutional Class	$72,722,912	$116,162,634	$	N/A

Y Class	$22,754,244	$16,906,184		$5,818,309

Investor Class	$124,310,276	$83,122,800		$2,452,706

Advisor Class	$11,692,649	$2,045,055	$	N/A

A Class	$14,552,199	$11,026,744	$	N/A

C Class	$21,912,484	$3,194,783	$	N/A

AMR Class	$661,724,087	$114,729,210	$	N/A

Net asset value, offering and redemption price per share:
Institutional Class	$16.40	$14.30		N/A

Y Class	$16.44	$14.21		$14.26

Investor Class	$14.97	$14.44		$14.15

Advisor Class	$15.66	$14.05		N/A

A Class	$14.95	$14.01		N/A

A Class (Offering price)	$15.86	$14.86		N/A

C Class	$15.11	$13.73		N/A

AMR Class	$15.46	$14.31		N/A

A Cost of investments in unaffiliated securities	$763,158	$305,069		$7,191
B Cost of investments in affiliated securities	$—	$9,501		$—
C Fair value of securities on loan	$—	$13,421		$—

See accompanying notes

26

American Beacon FundsSM

Statements of Operations

For the Six Months ended April 30, 2014 (Unaudited) (in thousands)

	Balanced Fund	Mid-Cap Value Fund	Small Cap Value II Fund
Investment Income:
Dividend income from unaffiliated securities (net of foreign taxes) A	$8,673	$2,457	$45
Interest income	4,746	—	—
Income derived from securities lending, net	—	5	—

Total investment income	13,419	2,462	45

Expenses:
Management and investment advisory fees (Note 2)	954	748	23
Administrative service fees (Note 2):
Institutional Class	97	131	—
Y Class	23	7	7
Investor Class	172	72	4
Advisor Class	14	2	—
A Class	20	11	—
C Class	33	4	—
AMR Class	160	30	—
Transfer agent fees:
Institutional Class	6	5	—
Investor Class	6	2	1
A Class	1	—	—
C Class	1	—	—
AMR Class	11	2	—
Custody and fund accounting fees	57	18	3
Professional fees	30	16	14
Registration fees and expenses	38	33	12
Service fees (Note 2):
Y Class	8	2	2
Investor Class	192	60	3
Advisor Class	11	2	—
A Class	7	4	—
C Class	12	1	—
Distribution fees (Note 2):
Advisor Class	11	2	—
A Class	13	7	—
C Class	82	9	—
Prospectus and shareholder report expenses	34	8	1
Trustee fees	25	5	—
Other expenses	19	9	3

Total expenses	2,037	1,190	73

Net fees waived and expenses reimbursed (Note 2)	—	—	(29)

Net expenses	2,037	1,190	44

Net investment income	11,382	1,272	1

Realized and unrealized gain (loss) from investments:
Net realized gain (loss) from:
Investments	25,715	7,448	286
Commission recapture (Note 3)	11	28	—
Futures contracts	3,104	1,211	24
Change in net unrealized appreciation or (depreciation) of:
Investments	20,800	7,466	216
Futures contracts	(594)	(203)	(7)

Net gain from investments	49,036	15,950	519

Net increase in net assets resulting from operations	$60,418	$17,222	$520

A Foreign taxes	$39	$—	$—

See accompanying notes

27

American Beacon FundsSM

Statements of Changes in Net Assets (in thousands)

	Balanced Fund		Mid-Cap Value Fund		Small Cap Value II Fund
	Six Months Ended April 30, 2014	Year Ended October 31, 2013	Six Months Ended April 30, 2014	Year Ended October 31, 2013	Six Months Ended April 30, 2014	Year Ended October 31, 2013
	(unaudited)		(unaudited)		(unaudited)
Increase (Decrease) in Net Assets:
Operations:
Net investment income	$11,382	$17,433	$1,272	$1,821	$1	$8
Net realized gain from investments, futures contracts, and foreign currency transactions	28,830	58,170	8,687	13,990	310	425
Change in net unrealized appreciation or (depreciation) from investments, futures contracts, and foreign currency transactions	20,206	60,147	7,263	33,202	209	710

Net increase in net assets resulting from operations	60,418	135,750	17,222	49,013	520	1,143

Distributions to Shareholders:
Net investment income:
Institutional Class	(784)	(1,020)	(587)	(657)	—	—
Y Class	(231)	(72)	(23)	(13)	—	(7)
Investor Class	(1,266)	(1,894)	(182)	(35)	—	(7)
Advisor Class	(122)	(93)	(3)	(8)	—	—
A Class	(152)	(84)	(26)	(4)	—	—
C Class	(157)	(77)	(5)	(5)	—	—
AMR Class	(8,915)	(14,207)	(1,182)	(1,435)	—	—
Net realized gain from investments:
Institutional Class	(3,141)	(909)	(4,653)	(1,547)	—	—
Y Class	(717)	(61)	(177)	(29)	(305)	(24)
Investor Class	(6,219)	(2,087)	(1,505)	(182)	(128)	(24)
Advisor Class	(315)	(56)	(49)	(19)	—	—
A Class	(397)	(85)	(211)	(11)	—	—
C Class	(784)	(94)	(85)	(11)	—	—
AMR Class	(34,009)	(12,494)	(7,608)	(3,149)	—	—

Net distributions to shareholders	(57,209)	(33,233)	(16,296)	(7,105)	(433)	(62)

Capital Share Transactions:
Proceeds from sales of shares	91,506	276,353	157,608	121,861	3,691	161
Reinvestment of dividends and distributions	56,686	33,033	16,083	7,070	433	63
Cost of shares redeemed	(64,038)	(422,317)	(49,400)	(65,103)	(572)	(6)
Redemption fees	—	—	34	64	—	—

Net increase (decrease) in net assets from capital share transactions	84,154	(112,932)	124,325	63,892	3,552	218

Net increase (decrease) in net assets	87,363	(10,415)	125,251	105,800	3,639	1,299

Net Assets:
Beginning of period	842,306	852,721	221,936	116,136	4,632	3,333

End of Period *	$929,669	$842,306	$347,187	$221,936	$8,271	$4,632

*Includes undistributed net investment income (loss) of	$(297)	$121	$585	$1,330	$3	$6

See accompanying notes

28

American Beacon FundsSM

Notes to Financial Statements

April 30, 2014 (Unaudited)

1. Organization and Significant Accounting Policies

American Beacon Funds (the “Trust”), which is comprised of twenty-eight Funds, is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, (the “Act”) as a diversified, open-end management investment company. These financial statements and notes to the financial statements relate to the American Beacon Balanced Fund, the American Beacon Mid-Cap Value Fund, and the American Beacon Small Cap Value II Fund (each a “Fund” and collectively, the “Funds”), each a series of the Trust.

American Beacon Advisors, Inc. (the “Manager”), is a wholly-owned subsidiary of Lighthouse Holdings, Inc., and was organized in 1986 to provide business management, advisory, administrative and asset management consulting services to the Trust and other investors.

Class Disclosure

Each Fund has multiple classes of shares designed to meet the needs of different groups of investors. The following table sets forth the differences among the classes:

Class:	Offered to:
Institutional Class	Investors making an initial investment of $250,000
Y Class	Investors making an initial investment of $100,000
Investor Class	General public and investors investing through an intermediary
Advisor Class	Investors investing through an intermediary
A Class	General public and investors investing through an intermediary with applicable sales charges, which may include a front-end sales charge and a contingent deferred sales charge (“CDSC”)
C Class	General public and investors investing through an intermediary with applicable sales charges, which may include a CDSC.
AMR Class	Investors in the tax-exempt retirement and benefit plans of the Manager, AMR Corporation and its affiliates

Each class offered by the Trust has equal rights as to assets and voting privileges. Income and non-class specific expenses are allocated daily to each class on the basis of the relative net assets. Realized and unrealized capital gains and losses of each class are allocated daily based on the relative net assets of each class of the respective Fund. Class specific expenses, where applicable, currently include administrative service fees, service fees, and distribution fees and vary among the classes as described more fully in Note 2.

New Accounting Pronouncements

In December 2011, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2011-11 Disclosures About Offsetting Assets and Liabilities. The amendments in this ASU require an entity to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position. The ASU is effective for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods. The guidance requires retrospective application for all comparative periods presented. Management is currently evaluating the impact ASU 2011-11 will have on the financial statement disclosures.

2. Transactions with Affiliates

Management Agreement

The Trust and the Manager are parties to a Management Agreement that obligates the Manager to provide or oversee the provision of all investment advisory, fund management, and securities lending services. Investment assets of the Funds are managed by multiple investment advisors which have entered into separate investment advisory agreements with the Manager. As compensation for performing the duties required under

29

American Beacon FundsSM

Notes to Financial Statements

April 30, 2014 (Unaudited)

the Management Agreement, the Manager receives from the Funds an annualized fee equal to 0.05% of the average daily net assets plus amounts paid by the Manager to the unaffiliated investment advisors hired by the Manager to direct investment activities for the Funds. Management fees paid by the Funds during the six months ended April 30, 2014 were as follows (in thousands):

	Management Fee Rate	Management Fee	Amounts paid to Investment Advisors	Net Amounts Retained by Manager
Balanced	0.22%	$953	$736	$218
Mid-Cap Value	0.55%	938	681	67
Small Cap Value II	0.62%	23	21	2

As compensation for services provided by the Manager in connection with securities lending activities conducted by the Mid-Cap Value Fund, the lending Fund pays to the Manager, with respect to cash collateral posted by borrowers, a fee up to 25% of the net monthly interest income (the gross income earned by the investment of cash collateral, less the amount paid to borrowers and related expenses) from such activities and, with respect to loan fees paid by borrowers, a fee up to 25% of such loan fees. This fee is included in Income derived from securities lending and management and investment advisory fees on the Statements of Operations. During the period ended April 30, 2014, securities lending fees paid to the Manager were $806.

Administrative Services Agreement

The Manager and the Trust entered into an Administrative Services Agreement which obligates the Manager to provide or oversee administrative services to the Funds. As compensation for performing the duties required under the Administrative Services Agreement, the Manager receives an annualized fee of 0.30% of the average daily net assets of the Institutional, Y, Investor, and Advisor Classes of the Funds and 0.40% of the average daily net assets of the A and C Classes, and 0.05% of the average daily net assets of the AMR Class of each of the Funds.

Distribution Plans

The Funds, except for the Advisor, A, and C Classes of the Funds, have adopted a “defensive” Distribution Plan (the “Plan”) in accordance with Rule 12b-1 under the Act, pursuant to which no fees may be charged to the Funds for distribution purposes. However, the Plan authorizes the management and administrative service fees received by the Manager and the investment advisors hired by the Manager to be used for distribution purposes. Under this Plan, the Funds do not intend to compensate the Manager or any other party, either directly or indirectly, for the distribution of Funds’ shares.

Separate Distribution Plans (the “Distribution Plans”) have been adopted pursuant to Rule 12b-1 under the Act for the Advisor, A, and C Classes of the Funds. Under the Distribution Plans, as compensation for distribution assistance, the Manager receives an annual fee of 0.25% of the average daily net assets of the Advisor and A Classes, and 1.00% of the average daily net assets of the C Class. The fee will be payable without regard to whether the amount of the fee is more or less than the actual expenses incurred in a particular month by the Manager for distribution assistance.

Service Plans

The Manager and the Trust entered into Service Plans that obligate the Manager to oversee additional shareholder servicing of the Y, Investor, Advisor, A, and C Classes. As compensation for performing the duties required under the Service Plans, the Manager receives an annualized fee of 0.10% of the average daily net assets of the Y Class, 0.15% of the average daily net assets of the A and C Classes, 0.25% of the average daily net assets of the Advisor Class, and up to 0.375% of the average daily net assets of the Investor Class of the Funds.

30

American Beacon FundsSM

Notes to Financial Statements

April 30, 2014 (Unaudited)

Investment in Affiliated Funds

The Funds may invest in the American Beacon Money Market Select Fund (the “MM Select Fund) and the U.S. Government Money Market Select Fund (the “USG Select Fund”) (collectively, the “Select Funds”). The Select Funds and the Funds have the same investment advisor and therefore, are considered to be affiliated. The Manager serves as investment advisor to the Select Funds and receives from the Select Funds an annualized fee up to 0.09% of the average daily net assets of the Select Funds. During the six months ended April 30, 2014, the Manager earned $3,812 from the Balanced and $1.605 from the Mid-Cap Value Fund’s investment in the Select Funds.

Interfund Lending Program

Pursuant to an exemptive order issued by the Securities and Exchange Commission (“SEC”), the Funds, along with other registered investment companies having management contracts with the Manager, may participate in an interfund lending program. This program provides an alternative credit facility allowing the Funds to borrow from other participating Funds. During the six months ended April 30, 2014, the Balanced Fund participated as a lender by loaning $2,983,668 for 1 day at a rate of 0.68% with interest charges of $56. This amount is included as interest income on the Statements of Operations, herein The Mid-cap and Small Cap Value II Funds did not utilize this credit facility.

Expense Reimbursement Plan

The Manager contractually agreed to reimburse the following Funds to the extent that total annual fund operating expenses exceeded the Funds’ expense cap. For the period ended April 30, 2014, the Manager waived or reimbursed expenses as follows:

	Class	Expense Cap			Expiration
Fund		11/1/13 to 2/28/14	3/1/14 to 4/30/14	Waived or Reimbursed Expenses
Balanced	Y	N/A	N/A	$—	2017
Balanced	A	1.10%*	N/A	—	2017
Balanced	C	N/A	N/A	—	2017
Mid-Cap Value	Institutional	0.98%	0.98%	—	2017
Mid-Cap Value	Y	1.08%	1.08%	—	2017
Mid-Cap Value	Investor	1.23%	1.23%	—	2017
Mid-Cap Value	Advisor	1.49%	1.49%	—	2017
Mid-Cap Value	A	1.49%	1.49%	—	2017
Mid-Cap Value	C	2.24%	2.24%	—	2017
Small Cap Value II	Y	1.09%	1.09%	19,850	2017
Small Cap Value II	Investor	1.37%	1.37%	9,436	2017

*	Voluntary Reimbursement

Of these amounts, $5,279 was receivable from the Manager at April 30, 2014 for the Small Cap Value II Fund. The Funds have adopted an Expense Reimbursement Plan whereby the Manager may seek repayment of fees waived or expenses reimbursed for a period of up to three years. However, reimbursement will occur only if the Class’ average net assets have grown or expenses have declined sufficiently to allow reimbursement without causing its expense ratio to exceed the previously agreed upon contractual expense limit. The reimbursed expenses above will expire in 2017. The carryover of excess expenses potentially reimbursable to the Manager are as follows:

Fund	Recovered Expenses	Excess Expense Carryover	Expiration of Reimbursed Expenses
Balanced	$—	$4,186	2014
Balanced	—	1,232	2015
Mid-Cap Value	—	17,821	2014
Mid-Cap Value	—	36,006	2015
Mid-Cap Value	—	6,183	2016
Small Cap Value II	—	118,169	2015
Small Cap Value II	—	69,350	2016

31

American Beacon FundsSM

Notes to Financial Statements

April 30, 2014 (Unaudited)

Of the above amounts, $39,154 expired during the six months ended April 30, 2014 for the Mid-Cap Value Fund. The Funds have not recorded a liability for potential reimbursements, due to the current assessment that a reimbursement is unlikely.

Sales Commissions

The Funds’ distributor, Foreside Fund Services, LLC (“Foreside”), may receive a portion of A Class sales charges from broker dealers and it may be used to offset distribution related expenses. During the six months ended April 30, 2014, Foreside collected $176,978 and $4,935 for the Balanced and Mid-Cap Value Funds, respectively, from the sale of Class A Shares.

A CDSC of 0.50% will be deducted with respect to Class A Shares on certain purchases of $1,000,000 or more that are redeemed in whole or part within 18 months of purchase, unless waived as discussed in the Prospectus. Any applicable CDSC will be 0.50% of the lesser of the original purchase price or the value of the redemption of the Class A Shares redeemed. During the year ended December 31, 2013, there were no CDSC fees collected for Class A Shares.

A CDSC of 1.00% will be deducted with respect to Class C Shares redeemed within 12 months of purchase, unless waived as discussed in the Prospectus. Any applicable CDSC will be 1.00% of the lesser of the original purchase price or the value of the redemption of the Class C Shares redeemed. During the six months ended April 30, 2014 CDSC fees of $3,464 and $29 were collected for the Balanced and Mid-Cap Value Funds, respectively.

3. Security Valuation and Fair Value Measurements

Investments are valued at the close of the New York Stock Exchange (the “Exchange”), normally 4 p.m. ET, each day that the Exchange is open for business. Equity securities, including exchange-traded funds (“ETFs”) for which market quotations are available are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) on the primary market or exchange on which they trade.

Debt securities (other than short-term securities) normally are valued on the basis of prices provided by an independent pricing service and may take into account appropriate factors such as institution-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. Prices of debt securities may be determined using quotes obtained from brokers.

Investments in open-end mutual funds are valued at the closing net asset value (“NAV”) per share of the mutual fund on the day of valuation. Investment grade short-term obligations with 60 days or less to maturity are valued using the amortized cost method, which approximates fair value.

Securities for which the market prices are not readily available or are not reflective of the fair value of the security, as determined by the Manager, will be priced at fair value following procedures approved by the Trust’s Board of Trustees (the “Board”).

Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, a Fund is required to deposit with its futures broker, an amount of cash or U.S. Government and Agency Obligations in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and an appropriate payable or receivable for the change in value (“variation margin”) is recorded by the Fund. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed on the Statements of Assets and Liabilities.

32

American Beacon FundsSM

Notes to Financial Statements

April 30, 2014 (Unaudited)

Other investments, including restricted securities, and those financial instruments for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the Valuation Committee, established by the Fund’s Board.

Valuation Inputs

Various inputs may be used to determine the fair value of the Funds’ investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1	-	Quoted prices in active markets for identical securities.

Level 2	-	Prices determined using other significant observable inputs. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, and others. Level 2 securities are fixed-income securities that are valued using observable inputs as stated above.

Level 3	-	Prices determined using other significant unobservable inputs. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Level 1 and Level 2 trading assets and trading liabilities, at fair value

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. Treasury obligations, sovereign issues, bank loans, convertible preferred securities, and non-U.S. bonds are normally valued by pricing service providers that use broker dealer quotations, reported trades or valuation estimates from their internal pricing models. The service providers’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates, and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date are categorized as Level 2 of the fair value hierarchy.

Mortgage-related and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by pricing service providers that use broker dealer quotations or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows, and market-based yield spreads for each tranche, and incorporate deal collateral performance, as available. Mortgage-related and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Common stocks and financial derivative instruments, such as futures contracts that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are categorized as Level 2 of the fair value hierarchy.

Investments in registered open-end investment management companies will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy. Short-term investments having a maturity of 60 days or less are generally valued at amortized cost which approximates fair market value. These investments are categorized as Level 2 of the fair value hierarchy.

33

American Beacon FundsSM

Notes to Financial Statements

April 30, 2014 (Unaudited)

The Funds’ investments are summarized by level based on the inputs used to determine their values. U.S. Generally Accepted Accounting Principles (“U.S. GAAP”) also requires all transfers between levels to be disclosed. The end of period timing recognition has been adopted for the transfers between levels of each Fund’s assets and liabilities. During the six months ended April 30, 2014, there were no transfers between levels. As of April 30, 2014, the investments were classified as described below (in thousands):

Balanced Fund(1)	Level 1	Level 2	Level 3	Total
Common Stock	$544,802	$—	$—	$544,802
Preferred Stock	4,680	—	—	4,680
Corporate Obligations	—	109,554	—	109,554
Foreign Government Obligations	—	870	—	870
Commercial Mortgage-Backed Obligations	—	21,260	—	21,260
Asset-Backed Obligations	—	9,118	—	9,118
U.S. Agency Mortgage-Backed Obligations	—	40,552	—	40,552
U.S. Treasury Obligations	—	115,874	—	115,874
U.S. Agency Obligations	—	15,610	—	15,610
Municipal Obligations	—	3,042	—	3,042
Short-Term Investments – Money Market Funds	58,484	—	—	58,484

Total Investments in Securities	$607,966	$315,880	$—	$923,846

Futures Contracts	$701	$—	$—	$701

Mid-Cap Value Fund(1)	Level 1	Level 2	Level 3	Total
Common Stock	$324,347	$—	$—	$324,347
Short-Term Investments – Money Market Funds	20,129	—	—	20,129
Securities Lending Collateral invested in Money Market Funds	13,721	—	—	13,721

Total Investments in Securities	$358,197	$—	$—	$358,197

Futures Contracts	$63	$—	$—	$63

Small Cap Value II Fund(1)	Level 1	Level 2	Level 3	Total
Common Stock	$7,982	$—	$—	$7,982
Short-Term Investments – Money Market Funds	283	—	—	283

Total Investments in Securities	$8,265	$—	$—	$8,265

Futures Contracts	$0 (2)	$—	$—	$0 (2)

(1)	Refer to the Schedules of Investments for industry information.
(2)	Amount less than $500 but greater than $0.

Security Transactions and Investment Income

Security transactions are recorded on the trade date of the security purchase or sale. The Funds may purchase securities with delivery or payment to occur at a later date. At the time the Funds enter into a commitment to purchase a security, the transaction is recorded, and the value of the security is reflected in the net asset value. The value of the security may vary with market fluctuations.

Dividend income, net of foreign taxes, is recorded on the ex-dividend date, except certain dividends from foreign securities which are recorded as soon as the information is available to the Funds. Interest income is earned from settlement date, recorded on the accrual basis, and adjusted, if necessary, for accretion of discounts and amortization of premiums. For financial and tax reporting purposes, realized gains and losses are determined on the basis of specific lot identification.

34

American Beacon FundsSM

Notes to Financial Statements

April 30, 2014 (Unaudited)

Dividends to Shareholders

Dividends from net investment income of the Balanced Fund normally will be declared and paid quarterly. Dividends from net investment income of the Mid-Cap Value and Small Cap Value II Funds normally will be declared and paid at least annually. Distributions, if any, of net realized capital gains are generally paid at least annually and recorded on the ex-dividend date.

Commission Recapture

The Funds have established brokerage commission recapture arrangements with certain brokers or dealers. If a Fund’s investment advisor chooses to execute a transaction through a participating broker, the broker rebates a portion of the commission back to the Fund. Any collateral benefit received through participation in the commission recapture program is directed exclusively to the Funds. This amount is reported with the net realized gain in the Funds’ Statements of Operations, if applicable.

Allocation of Income, Expenses, Gains, and Losses

Income, expenses (other than those attributable to a specific class), gains, and losses are allocated daily to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.

Use of Estimates

The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results may differ from those estimated.

Redemption Fees

The AMR Class of the Mid-Cap Value Fund imposes a 2% redemption fee on certain shares held for less than 180 days. The fee is deducted from the redemption proceeds and is intended to offset the trading costs, market impact, and other costs associated with short-term trading activity in the Funds. The “first-in, first-out” method is used to determine the holding period. The fee is allocated to all classes of each Fund pro-rata based on their respective net assets.

Other

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liability arising out of the performance of their duties to the Trust. In the normal course of business, the Trust enters into contracts that provide indemnification to the other party or parties against potential costs or liabilities. The Trust’s maximum exposure under these arrangements is dependent on claims that may be made in the future and, therefore, cannot be estimated. The Trust has had no prior claims or losses pursuant to any such agreement.

4. Securities and Other Investments

American Depositary Receipts (“ADRs”)

ADRs are depositary receipts for foreign issuers in registered form traded in U.S. securities markets. Depositary receipts may not be denominated in the same currency as the securities into which they may be converted. Investing in depositary receipts entails substantially the same risks as direct investment in foreign securities. There is generally less publicly available information about foreign companies and there may be less governmental regulation and supervision of foreign stock exchanges, brokers and listed companies. In addition,

35

American Beacon FundsSM

Notes to Financial Statements

April 30, 2014 (Unaudited)

such companies may use different accounting and financial standards (and certain currencies may become unavailable for transfer from a foreign currency), resulting in the Fund’s possible inability to convert immediately into U.S. currency proceeds realized upon the sale of portfolio securities of the affected foreign companies. In addition, the Fund may invest in unsponsored depositary receipts, the issuers of which are not obligated to disclose material information about the underlying securities to investors in the United States. Ownership of unsponsored depositary receipts may not entitle the Fund to the same benefits and rights as ownership of a sponsored depositary receipt or the underlying security.

Real Estate Investment Trusts

The Funds may own shares of real estate investment trusts (“REITs”) which report information on the source of their distributions annually. The Funds re-characterize distributions received from REIT investments based on information provided by the REITs into the following categories: ordinary income, long-term capital gains, and return of capital. If information is not available on a timely basis from the REITs, the re-characterization will be estimated based on available information, which may include the previous year allocation. If new or additional information becomes available from the REITs at a later date, a re-characterization will be made the following year. These re-characterizations are not recorded for financial statement purposes, but as an adjustment to the calculation of taxable income.

Restricted Securities

The Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities may be sold privately, but are required to be registered or exempted from such registration before being sold to the public. Private placement securities are generally considered to be restricted except for those securities traded between qualified institutional investors under the provisions of Rule 144A of the Securities Act of 1933. Disposal of restricted securities may involve time-consuming negotiations and expenses, and prompt sale at an acceptable price may be difficult to achieve. Restricted securities outstanding at the six months ended April 30, 2014 are disclosed in the Notes to the Schedule of Investments.

Other Investment Company Securities and Other Exchange Traded Products

The Funds may invest in shares of other investment companies, including open-end funds, closed-end funds, business development companies, ETFs, exchange-traded notes (“ETNs”), unit investment trusts, and other investment companies of the Trust. The Funds may invest in investment company securities advised by the Manager or a sub-advisor. Investments in the securities of other investment companies may involve duplication of advisory fees and certain other expenses. By investing in another investment company, a Fund becomes a shareholder of that investment company. As a result, Fund shareholders indirectly will bear a Fund’s proportionate share of the fees and expenses paid by shareholders of the other investment company, in addition to the fees and expenses Fund shareholders directly bear in connection with the Fund’s own operations. These other fees and expenses are reflected as Acquired Fund Fees and Expenses and are included in the Fees and Expenses Table for the Fund in its Prospectus, if applicable. Investments in other investment companies may involve the payment of substantial premiums above the value of such issuer’s portfolio securities.

Mortgage-Related and Other Asset-Backed Securities

The Balanced Fund may invest in mortgage or other asset-backed securities (“ABS”). These securities may include mortgage instruments issued by U.S. government agencies (“agency mortgages”) or those issued by private entities (“non-agency mortgages”). Specific types of instruments may include mortgage pass-through securities, collateralized mortgage obligations (“CMOs”), commercial mortgage-backed securities, mortgage dollar rolls, CMO residuals, stripped mortgage-backed securities and other securities that directly or indirectly represent a participation in, or are secured by a payable from, mortgage loans on real property. The value of the Fund’s mortgage-backed securities (“MBS”) may be affected by, among other things, changes or perceived

36

American Beacon FundsSM

Notes to Financial Statements

April 30, 2014 (Unaudited)

changes in interest rates, factors concerning the interests in and structure of the issuer or the originator of the mortgage, or the quality of the underlying assets. The mortgages underlying the securities may default or decline in quality or value. Through its investments in MBS, a Fund has exposure to subprime loans, Alt-A loans and non-conforming loans as well as to the mortgage and credit markets generally. Underlying collateral related to subprime, Alt-A and non-conforming mortgage loans has become increasingly susceptible to defaults and declines in quality or value, especially in a declining residential real estate market. In addition, regulatory or tax changes may adversely affect the mortgage securities markets as a whole.

Mortgage-Backed Securities

MBS often have stated maturities of up to thirty years when they are issued, depending upon the length of the mortgages underlying the securities. In practice however, unscheduled or early payments of principal and interest on the underlying mortgages may make the securities’ effective maturity shorter than this, and the prevailing interest rates may be higher or lower than the current yield of the Fund’s portfolio at the time resulting in reinvestment risk.

Rising or high interest rates may result in slower than expected principal payments which may tend to extend the duration of MBS, making them more volatile and more sensitive to changes in interest rates. This is known as extension risk.

MBS may have less potential for capital appreciation than comparable fixed income securities due to the likelihood of increased prepayments of mortgages resulting from foreclosures or declining interest rates. These foreclosed or refinanced mortgages are paid off at face value (par) or less, causing a loss, particularly for any investor who may have purchased the security at a premium or a price above par. In such an environment, this risk limits the potential price appreciation of these securities.

Agency Mortgage-Backed Securities

Certain MBS may be issued or guaranteed by the U.S. government or a government sponsored entity, such as Fannie Mae (the Federal National Mortgage Association) or Freddie Mac (the Federal Home Loan Mortgage Corporation). Although these instruments may be guaranteed by the U.S. government or a government sponsored entity, many such MBS are not backed by the full faith and credit of the United States and are still exposed to the risk of non-payment.

Privately Issued Mortgage-Backed Securities

MBS held by a Fund may be issued by private issuers including commercial banks, savings associations, mortgage companies, investment banking firms, finance companies and special purpose finance entities (called special purpose vehicles or SPVs) and other entities that acquire and package mortgage loans for resale as MBS. These privately issued non-agency MBS may offer higher yields than those issued by government agencies, but also may be subject to greater price changes than governmental issues. Subprime loans refer to loans made to borrowers with weakened credit histories or with a lower capacity to make timely payments on their loans. Alt-A loans refer to loans extended to borrowers who have incomplete documentation of income, assets, or other variables that are important to the credit underwriting processes. Non-conforming mortgages are loans that do not meet the standards that allow purchase by government-sponsored enterprises. MBS with exposure to subprime loans, Alt-A loans or non-conforming loans have had in many cases higher default rates than those loans that meet government underwriting requirements. The risk of non-payment is greater for MBS that are backed by mortgage pools that contain subprime, Alt-A and non-conforming loans, but a level of risk exists for all loans.

Unlike agency MBS issued or guaranteed by the U.S. government or a government-sponsored entity (e.g., Fannie Mae (the Federal National Mortgage Association) and Freddie Mac (the Federal Home Loan Mortgage Corporation), MBS issued by private issuers do not have a government or government-sponsored entity

37

American Beacon FundsSM

Notes to Financial Statements

April 30, 2014 (Unaudited)

guarantee, but may have credit enhancements provided by external entities such as banks or financial institutions or achieved through the structuring of the transaction itself. Examples of such credit support arising out of the structure of the transaction include the issue of senior and subordinated securities (e.g., the issuance of securities by an SPV in multiple classes or “tranches,” with one or more classes being senior to other subordinated classes as to the payment of principal and interest, with the result that defaults on the underlying mortgage loans are borne first by the holders of the subordinated class); creation of “reserve funds” (in which case cash or investments, sometimes funded from a portion of the payments on the underlying mortgage loans, are held in reserve against future losses); and “overcollateralization” (in which case the scheduled payments on, or the principal amount of, the underlying mortgage loans exceeds that required to make payment on the securities and pay any servicing or other fees). However, there can be no guarantee that credit enhancements, if any, will be sufficient to prevent losses in the event of defaults on the underlying mortgage loans. In addition, MBS that are issued by private issuers are not subject to the underwriting requirements for the underlying mortgages that are applicable to those MBS that have a government or government-sponsored entity guarantee. As a result, the mortgage loans underlying private MBS may, and frequently do, have less favorable collateral, credit risk or other underwriting characteristics than government or government-sponsored MBS and have wider variances in a number of terms including interest rate, term, size, purpose and borrower characteristics. Privately issued pools more frequently include second mortgages, high loan-to-value mortgages and manufactured housing loans. The coupon rates and maturities of the underlying mortgage loans in a private-label MBS pool may vary to a greater extent than those included in a government guaranteed pool, and the pool may include subprime mortgage loans.

Privately issued MBS are not traded on an exchange and there may be a limited market for the securities, especially when there is a perceived weakness in the mortgage and real estate market sectors. Without an active trading market, MBS held in the Fund’s portfolio may be particularly difficult to value because of the complexities involved in assessing the value of the underlying mortgage loans.

Asset-Backed Securities

ABS may include MBS, loans, receivables or other assets. The value of the Fund’s ABS may be affected by, among other things, actual or perceived changes in interest rates, factors concerning the interests in and structure of the issuer or the originator of the receivables, the market’s assessment of the quality of underlying assets or actual or perceived changes in the credit worthiness of the individual borrowers, the originator, the servicing agent or the financial institution providing the credit support.

Payment of principal and interest may be largely dependent upon the cash flows generated by the assets backing the securities.

Rising or high interest rates tend to extend the duration of ABS, making them more volatile and more sensitive to changes in interest rates. The underlying assets are sometimes subject to prepayments which can shorten the security’s weighted average life and may lower its return. Defaults on loans underlying ABS have become an increasing risk for ABS that are secured by home equity loans related to sub-prime, Alt-A or non-conforming mortgage loans, especially in a declining residential real estate market.

ABS (other than MBS) present certain risks that are not presented by MBS. Primarily, these securities may not have the benefit of any security interest in the related assets. Credit card receivables are generally unsecured and the debtors are entitled to the protection of a number of state and federal consumer credit laws, many of which give such debtors the right to set off certain amounts owed on the credit cards, thereby reducing the balance due. There is the possibility that recoveries on repossessed collateral may not, in some cases, be available to support payments on these securities. ABS are often backed by a pool of assets representing the obligations of a number of different parties. To lessen the effect of failures by obligors on underlying assets to make payments, the securities may contain elements of credit support which fall into two categories: (i) liquidity protection, and (ii) protection against losses resulting from ultimate default by an obligor on the underlying assets. Liquidity protection refers to the provision of advances, generally by the

38

American Beacon FundsSM

Notes to Financial Statements

April 30, 2014 (Unaudited)

entity administering the pool of assets, to ensure that the receipt of payments on the underlying pool occurs in a timely fashion. Protection against losses results from payment of the insurance obligations on at least a portion of the assets in the pool. This protection may be provided through guarantees, policies or letters of credit obtained by the issuer or sponsor from third parties, through various means of structuring the transaction or through a combination of such approaches. The Fund will not pay any additional or separate fees for credit support. The degree of credit support provided for each issue is generally based on historical information respecting the level of credit risk associated with the underlying assets.

Delinquency or loss in excess of that anticipated or failure of the credit support could adversely affect the return on an investment in such a security. The availability of ABS may be affected by legislative or regulatory developments. It is possible that such developments may require the Fund to dispose of any then existing holdings of such securities.

5. Financial Derivative Instruments

Futures Contracts

Futures contracts are contracts to buy or sell a standard quantity of securities at a specified price on a future date. The Funds may enter into financial futures contracts as a method for keeping assets readily convertible to cash if needed to meet shareholder redemptions or for other needs while maintaining exposure to the stock or bond market, as applicable. The primary risks associated with the use of futures contracts are the possibility of illiquid markets or imperfect correlation between the values of the contracts and the underlying securities, or that the counterparty will fail to perform its obligations.

Upon entering into a futures contract, the Funds are required to set aside or deposit with a broker an amount, termed the initial margin, which typically represents a portion of the face value of the futures contract. A Fund usually reflects this amount on the Schedule of Investments as a U.S. Treasury Bill held as collateral for futures contracts or as cash deposited with broker on the Statement of Assets and Liabilities. Payments to and from the broker, known as variation margin, are required to be made on a daily basis as the price of the futures contract fluctuates. Changes in initial settlement values are accounted for as unrealized appreciation or depreciation until the contracts are terminated, at which time realized gains and losses are recognized. Futures contracts are valued at the most recent settlement price established each day by the exchange on which they are traded.

During the six months ended April 30, 2014, the Funds entered into future contracts primarily for return enhancement and exposing cash to markets.

The Funds’ average futures contracts outstanding fluctuate throughout the operating year as required to meet strategic requirements. The following table illustrates the quarterly volume of futures contracts. For purpose of this disclosure, volume is measured by contracts outstanding at period end.

	Average Futures Contracts Outstanding
For the Quarter Ended	October 31, 2013	April 30, 2014
Balanced	31	23
Mid-Cap Value	9	11
Small Cap Value II	1	1

The following is a summary of the Funds’ derivative financial instruments categorized by risk exposure (in thousands) (1) (2):

39

American Beacon FundsSM

Notes to Financial Statements

April 30, 2014 (Unaudited)

Fair Values of derivative financial instruments on the Statement of Assets and Liabilities as of April 30, 2014:

		Balanced	Mid-Cap Value	Small Cap Value II
Assets	Derivative
Unrealized appreciation of futures contracts	Equity Contracts	$701	$63	$0	(3)

The effect of financial derivative instruments on the Statement of Operations for the six months ended April 30, 2014

Statement of Operations
Net realized gain (loss) from futures contracts	Equity Contracts	3,503	630	24
Change in net unrealized appreciation or (depreciation) of futures contracts	Equity Contracts	840	296	7

(1)	See Note 3 in the Notes to Financial Statements for additional information.
(2)	The volume of derivative activity described above is reflective of the derivative activity through the current period of operations.
(3)	Amount less than $500 but greater than $0

6. Principal Risks

In the normal course of business the Funds trade financial instruments and enter into financial transactions where risk of potential loss exists. Security values fluctuate (market risk) and may decline due to factors affecting securities markets in general, particular industries represented in the securities markets or conditions specifically related to a particular company. Failure of the other party to a transaction to perform (credit and counterparty risk), for example by not making principal and interest payments when due, reduces the value of the issuer’s debt and could reduce the Funds’ income. Similar to credit risk, the Funds may be exposed to counterparty risk, or the risk that an institution or other entity with which the Funds have unsettled or open transactions will fail to make required payments or otherwise comply with the terms of the instrument, transaction or contract. The potential loss could exceed the value of the financial assets recorded in the financial statements. Some of the Funds’ investments may be illiquid and the Funds may not be able to vary the portfolio investments in response to changes in economic and other conditions. If a Fund is required to liquidate all or a portion of its investments quickly, the Fund may realize significantly less than the value at which it previously recorded those investments.

Market Risks

The Funds’ investments in financial derivatives and other financial instruments expose the Funds to various risks such as, but not limited to, interest rate, foreign currency and equity risks.

Interest rate risk is the risk that fixed income securities will decline in value because of changes in interest rates. As nominal interest rates rise, the value of certain fixed income securities held by the Fund is likely to decrease. A nominal interest rate can be described as the sum of a real interest rate and an expected inflation rate. Fixed income securities with longer durations tend to be more sensitive to changes in interest rates, usually making them more volatile than securities with shorter durations. Duration is useful primarily as a measure of the sensitivity of a fixed income’s market price to interest rate (i.e. yield) movements.

The fair values of equities, such as common stocks and preferred securities or equity related investments such as futures, may decline due to general market conditions which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. They may also decline due to factors which affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. Equity securities and equity related investments generally have greater market price volatility than fixed income securities.

40

American Beacon FundsSM

Notes to Financial Statements

April 30, 2014 (Unaudited)

Counterparty Credit Risk

A derivative contract may suffer a mark to market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.

With exchange traded futures, there is less counterparty credit risk to the Funds since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, the credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, a Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency) of the clearing broker or clearinghouse. Additionally, credit risk exists in exchange traded futures with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Funds.

Cash collateral that has been pledged to cover obligations of the Funds and cash collateral received from the counterparty, if any, is reported separately on the Statements of Assets and Liabilities as Deposits with brokers for futures contracts and Payable to brokers for futures contracts, respectively. Non-cash collateral pledged by the Funds, if any, is noted in the Schedules of Investments. Generally, the amount of collateral due from or to a party is determined at the close of business of the Funds and additional required collateral is delivered to/pledged by the Funds on the next business day. To the extent amounts due to the Funds from its counterparties are not fully collateralized, contractually or otherwise, the Funds bear the risk of loss from counterparty non-performance. The Funds attempt to mitigate counterparty risk by only entering into agreements with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.

Offsetting Assets and Liabilities

The Funds are parties to enforceable master netting agreements between brokers and counterparties such as International Swaps and Derivatives Association (“ISDA”) agreements, Master Repo Agreements and Master Forward Agreements which provide for the right to offset under certain circumstances. The Funds employ multiple money managers and counterparties and have elected not to offset qualifying financial and derivative instruments on the Statements of Assets and Liabilities, as such all financial and derivative instruments are presented on a gross basis. The impacts of netting arrangements that provide the right to offset are detailed below. The net amount represents the net receivable or payable that would be due from or to the counterparty in the event of default. Exposure from borrowings and other financing agreements can only be netted across transactions governed by the same Master Agreement with the same legal entity. All amounts reported below represent the balance as of the report date, April 30, 2014 (in thousands).

Balanced Fund

Offsetting of Financial Assets and Derivative Assets as of April 30, 2014

Description	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Liabilities Presented in the Statement of Assets and Liabilities
Futures Contracts	$152	$—	$152

41

American Beacon FundsSM

Notes to Financial Statements

April 30, 2014 (Unaudited)

Financial Assets, Derivative Assets, and Collateral Pledged by Counterparty as of April 30, 2014

	Net amount of Assets Presented in the Statement of Assets and Liabilities	Gross Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty		Financial Instruments	Cash Collateral Received	Net Amount
Goldman Sachs & Co.	$152	$—	$—	$152

Mid Cap Value Fund

Offsetting of Financial Assets and Derivative Assets as of April 30, 2014

Description	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Liabilities Presented in the Statement of Assets and Liabilities
Futures Contracts	$112	$—	$112
Securities on Loan	13,421	—	13,421

	$13,533	$—	$13,533

Financial Assets, Derivative Assets, and Collateral Pledged by Counterparty as of April 30, 2014

Counterparty	Net amount of Assets Presented in the Statement of Assets and Liabilities	Gross Amounts Not Offset in the Statement of Assets and Liabilities
		Financial Instruments	Cash Collateral Received[1]	Net Amount
BNP Paribas Prime Brokerage	$2,153	$—	$(2,153)	$—
Citigroup Global Markets, Inc.	1,384	—	(1,384)	—
Credit Suisse Securities USA	1,187	—	(1,187)	—
Deutsche Bank Securities, Inc.	1,040	—	(1,040)	—
Goldman Sachs & Co.	112	—	—	112
JPMorgan Clearing Corp.	2,962	—	(2,962)	—
Merrill Lynch, Pierce, Fenner & Smith, Inc.	4,339	—	(4,339)	—
SG Americas Securities LLC	208	—	(208)	—
UBS Securities LLC	148	—	(148)	—

Total	$13,533	$—	$(13,421)	$112

[1]	Excess of collateral received from the individual counterparty is not shown for financial reporting purposes. Collateral with a value of $13,722 has been received in connection with securities lending transactions.

Small Cap Value II

Offsetting of Financial Assets and Derivative Assets as of April 30, 2014

Description	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Liabilities Presented in the Statement of Assets and Liabilities
Futures Contracts	$1	$—	$1

Financial Assets, Derivative Assets, and Collateral Pledged by Counterparty as of April 30, 2014

	Net amount of Assets Presented in the Statement of Assets and Liabilities	Gross Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty		Financial Instruments	Cash Collateral Received	Net Amount
Goldman Sachs & Co.	$1	$—	$—	$1

7. Federal Income and Excise Taxes

It is the policy of each Fund to qualify as a regulated investment company (“RIC”), by complying with all applicable provisions of Subchapter M of the Internal Revenue Code, as amended, and to make distribution of taxable income sufficient to relieve it from substantially all federal income and excise taxes. For federal income tax purposes, each Fund is treated as a single entity for the purpose of determining such qualification.

42

American Beacon FundsSM

Notes to Financial Statements

April 30, 2014 (Unaudited)

The Funds do not have any unrecognized tax benefits in the accompanying financial statements. Each of the tax years in the four year period ended October 31, 2013 remains subject to examination by the Internal Revenue Service. If applicable, the Funds recognize interest accrued related to unrecognized tax benefits in interest expense and penalties in “Other expenses” on the Statements of Operations.

Dividends are categorized in accordance with income tax regulations which may treat certain transactions differently than U.S. GAAP. Accordingly, the character of distributions and composition of net assets for tax purposes may differ from those reflected in the accompanying financial statements.

The tax character of distributions paid were as follows (in thousands):

	Balanced		Mid-Cap Value		Small Cap Value II
	Six months ended April 30, 2014	Year Ended October 31, 2013	Six months ended April 30, 2014	Year Ended October 31, 2013	Six months ended April 30, 2014	Year Ended October 31, 2013
	(unaudited)		(unaudited)		(unaudited)
Distributions paid from:
Ordinary income*
Institutional Class	$1,557	$1,020	$2,004	$657	$—	$—
Y Class	407	72	77	13	103	28
Investor Class	2,796	1,894	640	35	43	28
Advisor Class	200	93	17	8	—	—
A Class	250	84	90	4	—	—
C Class	350	77	31	5	—	—
AMR Class	17,285	14,207	3,498	1,435	—	—
Long-Term Capital Gain
Institutional Class	2,368	909	3,237	1,547	—	—
Y Class	541	61	123	29	202	3
Investor Class	4,688	2,087	1,047	182	85	3
Advisor Class	238	56	34	19	—	—
A Class	299	85	147	11	—	—
C Class	591	94	59	11	—	—
AMR Class	25,639	12,494	5,292	3,149	—	—

Total distributions paid	$57,209	$33,233	$16,296	$7,105	$433	$62

*	For tax purposes, short-term capital gains are considered ordinary income distributions.

As of April 30, 2014, the components of distributable earnings or (deficits) on a tax basis were as follows (in thousands):

	Balanced	Mid-Cap Value	Small Cap Value II
Cost basis of investments for federal income tax purposes	$780,325	$315,356	$7,196
Unrealized appreciation	153,327	45,368	1,214
Unrealized depreciation	(9,806)	(2,526)	(145)

Net unrealized appreciation	143,521	42,842	1,069
Undistributed ordinary income	4,854	572	44
Accumulated long-term gain	20,428	8,489	261
Other temporary differences	703	63	—

Distributable earnings or (deficits)	$169,506	$51,966	$1,374

Financial reporting records are adjusted for permanent book/tax differences to reflect tax character. Financial records are not adjusted for temporary differences. The temporary differences between financial reporting and tax-basis reporting of unrealized appreciation or depreciation are attributable primarily to the tax deferral of losses from wash sales, the realization for tax purposes of unrealized gain or (loss) on certain derivative instruments, reclassifications of income from real estate investment securities publicly traded partnerships, and book amortization of premium.

43

American Beacon FundsSM

Notes to Financial Statements

April 30, 2014 (Unaudited)

Due to inherent differences in the recognition of income, expenses and realized gains (losses) under U.S. GAAP and federal income tax regulations, permanent differences between book and tax reporting have been identified and appropriately reclassified on the Statements of Assets and Liabilities.

Accordingly, the following amounts represent current year permanent differences derived from book amortization of premium, pay down reclasses, Section 732 basis adjustments, income from real estate investment securities and business development companies, net operating loss adjustments, and dividend reclasses that have been reclassified as of April 30, 2014 (in thousands):

	Balanced	Mid-Cap Value	Small Cap Value II
Paid-in-capital	$—	$(7)	$—
Undistributed net investment income	421	(9)	(4)
Accumulated net realized gain (loss)	(421)	16	4
Unrealized appreciation or depreciation of investments and futures contracts	—	—	—

Under the Regulated Investment Company Modernization Act of 2010 (the “RIC MOD”), net capital losses recognized by the Funds in taxable years beginning after December 22, 2010 are carried forward indefinitely and retain their character as short-term and/or long-term losses. Prior to RIC MOD, net capital losses incurred by the Funds were carried forward for eight years and treated as short-term losses. RIC MOD requires that post-enactment net capital losses be used before pre-enactment net capital losses.

The Funds do not have capital loss carryforwards as of April 30, 2014.

8. Investment Transactions

The aggregate cost of purchases and proceeds from sales and maturities of long-term investments during the six months ended April 30, 2014 were as follows (in thousands):

	Balanced	Mid-Cap Value	Small Cap Value II
Purchases (excluding U.S. government securities)	$144,374	$137,711	$5,204
Sales and maturities (excluding U.S. government securities)	119,988	34,018	2,137
Purchases of U.S. government securities	18,859	—	—
Sales and maturities of U.S. government securities	9,603	—	—

A summary of the Funds’ direct transactions in Select Funds for the year ended April 30, 2014 is set forth below (in thousands):

	Affiliate	October 31, 2013 Shares/Fair Value	Purchases	Sales	April 30, 2014 Shares/Fair Value
Mid-Cap Value	USG Select Fund	$—	$20,393	$10,891	$9,501

9. Securities Lending

The Mid-Cap Value Growth Fund may lend its securities to qualified financial institutions, such as certain broker-dealers, to earn additional income. The borrowers are required to secure their loans continuously with collateral in an amount at least equal to the fair value of the securities loaned, initially in an amount at least equal to 102% of the fair value of domestic securities loaned and 105% of the fair value of international securities loaned. Collateral is monitored and marked to market daily. Daily mark to market amounts are required to be paid to the borrower or received from the borrower by the end of the following business day. This one day settlement for mark to market amounts may result in the collateral being temporarily less than the value of the securities on loan or temporarily more than the required minimum collateral.

44

American Beacon FundsSM

Notes to Financial Statements

April 30, 2014 (Unaudited)

To the extent that a loan is collateralized by cash, such cash collateral shall be invested by the securities lending agent (the “Agent”) in money market mutual funds, and other short-term investments, as designated by the Manager.

Securities lending income is generated from the demand premium (if any) paid by the borrower to borrow a specific security and from the return on investment of cash collateral, reduced by negotiated rebate fees paid to the borrower and transaction costs. To the extent that a loan is secured by non-cash collateral, securities lending income is generated as a demand premium reduced by transaction costs. The Fund, the Agent, and the Manager retain 80%, 10%, and 10%, respectively, of the income generated from securities lending.

While securities are on loan, the Fund continues to receive certain income associated with that security and any gain or loss in the market price that may occur during the term of the loan. In the case of domestic equities, the value of any dividend is received in the form of a substitute payment approximately equal to the dividend. In the case of foreign securities, a negotiated amount is received that is less than the actual dividend, but higher than the dividend amount minus the foreign tax that the Fund would be subject to on the dividend.

Securities lending transactions pose certain risks to the Fund, including that the borrower may not provide additional collateral when required or return the securities when due, that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower, that non-cash collateral may be subject to legal constraints in the event of a borrower bankruptcy, and that the cash collateral investments could become illiquid and unable to be used to return collateral to the borrower. The Fund could also experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the cash collateral available for return to the borrower and any action which impairs its ability to liquidate non-cash collateral to satisfy a borrower default.

As of April 30, 2014, the value of outstanding securities on loan and the value of collateral was as follows (in thousands):

Fair Value of Securities on Loan	Non-Cash Collateral	Cash Collateral Posted by Borrower
$ 13,421	$—	$13,722

Cash collateral is listed on the Stephens Small Cap Growth Fund’s Schedule of Investments and is shown on the Statements of Assets and Liabilities. Income earned on these investments, grossed up by the securities lending fees paid to the Manager, is included in Income derived from securities lending on the Statements of Operations.

Non-cash collateral received by the Fund may not be sold or re-pledged except to satisfy a borrower default. Therefore, non-cash collateral is not included on the Fund’s Schedule of Investments or Statements of Assets and Liabilities.

10. Capital Share Transactions

The tables below summarize the activity in capital shares for each Class of the Funds (shares and dollars in thousands):

45

American Beacon FundsSM

Notes to Financial Statements

April 30, 2014 (Unaudited)

For the Six Months Ended April 30, 2014

	Institutional Class		Y Class		Investor Class		Advisor Class
Balanced Fund	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	760	$12,298	942	$15,368	1,921	$28,486	391	$5,970
Reinvestment of dividends	244	3,881	56	895	497	7,213	29	437
Shares redeemed	(303)	(4,890)	(58)	(948)	(1,414)	(20,852)	(79)	(1,229)

Net increase in shares outstanding	701	$11,289	940	$15,315	1,004	$14,847	341	$5,178

	A Class		C Class		AMR Class
Balanced Fund	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	601	$8,772	682	$10,185	685	$10,427
Reinvestment of dividends	33	482	59	855	2,861	42,923
Shares redeemed	(80)	(1,201)	(55)	(816)	(2,230)	(34,102)

Net increase in shares outstanding	554	$8,053	686	$10,224	1,316	$19,248

	Institutional Class		Y Class		Investor Class		Advisor Class
Mid-Cap Value Fund	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	3,317	$46,948	1,079	$15,285	4,885	$69,198	132	$1,819
Redemption Fees	—	11	—	1	—	6	—	—
Reinvestment of dividends	371	5,095	13	178	121	1,684	4	52
Shares redeemed	(605)	(8,453)	(100)	(1,386)	(485)	(6,799)	(42)	(554)

Net increase in shares outstanding	3,083	$43,601	992	$14,078	4,521	$64,089	94	$1,317

	A Class		C Class		AMR Class
Mid-Cap Value Fund	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	679	$9,478	163	$2,210	892	$12,670
Redemption Fees	—	1	—	—	—	15
Reinvestment of dividends	16	214	5	71	640	8,789
Shares redeemed	(26)	(361)	(1)	(9)	(2,282)	(31,838)

Net increase (decrease) in shares outstanding	669	$9,332	167	$2,272	(750)	$(10,364)

	Y Class		Investor Class
Small Cap Value II Fund	Shares	Amount	Shares	Amount
Shares sold	257	$3,644	3	$47
Reinvestment of dividends	22	305	9	128
Shares redeemed	(32)	(454)	(8)	(118)

Net increase in shares outstanding	247	$3,495	4	$57

For the Year Ended October 31, 2013

	Institutional Class		Y Class		Investor Class		Advisor Class
Balanced Fund	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	1,578	$24,033	379	$5,977	5,452	$76,643	340	$4,925
Reinvestment of dividends	128	1,905	8	118	284	3,855	11	149
Shares redeemed	(840)	(12,662)	(117)	(1,822)	(5,220)	(73,411)	(127)	(1,870)

Net increase in shares outstanding	866	$13,276	270	$4,273	516	$7,087	224	$3,204

	A Class		C Class		AMR Class
Balanced Fund	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	251	$3,543	526	$7,634	10,401	$153,598
Reinvestment of dividends	11	147	11	158	1,897	26,701
Shares redeemed	(80)	(1,133)	(41)	(596)	(23,319)	(330,824)

Net increase (decrease) in shares outstanding	182	$2,557	496	$7,196	(11,021)	$(150,525)

46

American Beacon FundsSM

Notes to Financial Statements

April 30, 2014 (Unaudited)

	Institutional Class		Y Class		Investor Class		Advisor Class
Mid-Cap Value Fund	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	2,446	$31,998	182	$2,464	1,154	$15,280	27	$331
Redemption Fees	—	20	—	—	—	3	—	—
Reinvestment of dividends	204	2,201	2	25	19	211	2	27
Shares redeemed	(733)	(9,125)	(34)	(420)	(317)	(4,009)	(20)	(258)

Net increase in shares outstanding	1,917	$25,094	150	$2,069	856	$11,485	9	$100

	A Class		C Class		AMR Class
Mid-Cap Value Fund	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	115	$1,525	41	$529	5,497	$69,734
Redemption Fees	—	—	—	—	—	41
Reinvestment of dividends	1	10	1	12	425	4,584
Shares redeemed	(22)	(296)	—	(1)	(4,118)	(50,994)

Net increase in shares outstanding	94	$1,239	42	$540	1,804	$23,365

	Y Class		Investor Class
Small Cap Value II Fund	Shares	Amount	Shares	Amount
Shares sold	—	$—	13	$161
Reinvestment of dividends	3	32	3	31
Shares redeemed	—	—	(1)	(6)

Net increase in shares outstanding	3	$32	15	$186

47

American Beacon Balanced FundSM

Financial Highlights

(For a share outstanding throughout the period)

	Institutional Class
	Six Months Ended April 30, 2014		Year Ended October 31,
			2013	2012	2011	2010	2009
	(unaudited)
Net asset value, beginning of period	$16.31		$14.27	$12.89	$12.62	$11.83	$10.63

Income from investment operations:
Net investment income	0.20		0.30	0.32	0.32	0.35	0.43
Net gains from investments (both realized and unrealized)	0.91		2.35	1.38	1.29	1.10	1.25

Total income from investment operations	1.11		2.65	1.70	0.61	1.45	1.68

Less distributions:
Dividends from net investment income	(0.19)		(0.30)	(0.32)	(0.34)	(0.66)	(0.48)
Distributions from net realized gains	(0.83)		(0.31)	—	—	—	—

Total distributions	(1.02)		(0.61)	(0.32)	(0.34)	(0.66)	(0.48)

Net asset value, end of period	$16.40		$16.31	$14.27	$12.89	$12.62	$11.83

Total returnA	7.07	%B	19.04%	13.23%	4.87%	12.47%	16.64%

Ratios and supplemental data:
Net assets, end of period (in thousands)	$72,723		$60,916	$40,938	$30,962	$33,405	$29,808
Ratios to average net assets:
Expenses, before reimbursements	0.58	%C	0.60%	0.59%	0.58%	0.58%	0.60%
Expenses, net of reimbursements	0.58	%C	0.60%	0.59%	0.58%	0.58%	0.60%
Net investment income, before reimbursements	2.45	%C	1.86%	2.27%	2.49%	2.67%	3.60%
Net investment income, net of reimbursements	2.45	%C	1.86%	2.27%	2.49%	2.67%	3.60%
Portfolio turnover rate	15	%B	56%	58%	47%	40%	57%

A	Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.
B	Not annualized.
C	Annualized.
D	Portfolio turnover rate is for the period from November 1, 2009 through October 31, 2010.

48

American Beacon Balanced FundSM

Financial Highlights

(For a share outstanding throughout the period)

Y Class							Investor Class
Six Months Ended April 30, 2014		Year Ended October 31,			March 1 to Oct. 31, 2010		Six Months Ended April 30, 2014		Year Ended October 31,
		2013	2012	2011					2013	2012	2011	2010	2009
(unaudited)							(unaudited)
$16.37		$14.32	$12.93	$12.78	$12.20		$14.98		$13.16	$11.93	$11.66	$10.96	$9.91

0.21		0.39	0.17	0.36	0.16		0.21		0.26	0.23	0.25	0.25	0.30
0.88		2.26	1.51	0.24	0.57		0.77		2.13	1.30	0.28	1.04	1.23

1.09		2.65	1.68	0.60	0.73		0.98		2.39	1.53	0.53	1.29	1.53

(0.19)		(0.29)	(0.29)	(0.45)	(0.15)		(0.16)		(0.26)	(0.30)	(0.26)	(0.59)	(0.48)
(0.83)		(0.31)	—	—	—		(0.83)		(0.31)	—	—	—	—

(1.02)		(0.60)	(0.29)	(0.45)	(0.15)		(0.99)		(0.57)	(0.30)	(0.26)	(0.59)	(0.48)

$16.44		$16.37	$14.32	$12.93	$12.78		$14.97		$14.98	$13.16	$11.93	$11.66	$10.96

6.93	%B	18.97%	13.04%	4.73%	5.99	%B	6.83	%B	18.65%	12.86%	4.52%	12.06%	16.29%

$22,754		$7,263	$2,482	$401	$46		$124,310		$109,337	$89,272	$83,657	$84,500	$94,915

0.67	%C	0.68%	0.69%	1.48%	0.68	%C	0.91	%C	0.92%	0.92%	0.92%	0.93%	0.89%
0.67	%C	0.70%	0.69%	0.70%	0.68	%C	0.91	%C	0.92%	0.92%	0.92%	0.93%	0.89%
2.24	%C	1.71%	2.08%	1.55%	2.54	%C	2.15	%C	1.62%	1.95%	2.16%	2.34%	3.26%
2.24	%C	1.69%	2.08%	2.34%	2.54	%C	2.15	%C	1.62%	1.95%	2.16%	2.34%	3.26%
15	%B	56%	58%	47%	40	%D	15	%B	56%	58%	47%	40%	57%

49

American Beacon Balanced FundSM

Financial Highlights

(For a share outstanding throughout the period)

	Advisor Class
	Six Months Ended April 30, 2014		Year Ended October 31,
			2013	2012	2011	2010	2009
	(unaudited)
Net asset value, beginning of period	$15.65		$13.73	$12.36	$12.11	$11.35	$9.77

Income from investment operations:
Net investment income (loss)	0.05		(0.12)	0.42	0.41	0.32	0.37
Net gains from investments (both realized and unrealized)	0.97		2.60	1.14	0.11	1.01	1.21

Total income from investment operations	1.02		2.48	1.56	0.52	1.33	1.58

Less distributions:
Dividends from net investment income	(0.18)		(0.25)	(0.19)	(0.27)	(0.57)	—
Distributions from net realized gains	(0.83)		(0.31)	—	—	—	—

Total distributions	(1.01)		(0.56)	(0.19)	(0.27)	(0.57)	—

Net asset value, end of period	$15.66		$15.65	$13.73	$12.36	$12.11	$11.35

Total return A	6.77	%B	18.52%	12.62%	4.33%	11.96%	16.17%

Ratios and supplemental data:
Net assets, end of period (in thousands)	$11,693		$6,353	$2,507	$3,536	$6,127	$6,812
Ratios to average net assets:
Expenses, before reimbursements	1.07	%C	1.07%	1.09%	1.09%	1.09%	1.09%
Expenses, net of reimbursements	1.07	%C	1.07%	1.09%	1.09%	1.09%	1.09%
Net investment income, before reimbursements	2.00	%C	1.32%	1.82%	2.01%	2.18%	3.06%
Net investment income, net of reimbursements	2.00	%C	1.32%	1.82%	2.01%	2.18%	3.06%
Portfolio turnover rate	15	%B	56%	58%	47%	40%	57%

A	Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.
B	Not annualized.
C	Annualized.
D	Portfolio turnover rate is for the period from November 1, 2009 through October 31, 2010.

50

American Beacon Balanced FundSM

Financial Highlights

(For a share outstanding throughout the period)

A Class							C Class
Six Months Ended April 30, 2014		Year Ended October 31,			May 17 to Oct. 31, 2010		Six Months Ended April 30, 2014		Year Ended October 31,			Sept. 1 to Oct. 31, 2010
		2013	2012	2011					2013	2012	2011
(unaudited)							(unaudited)
$14.97		$13.16	$12.06	$11.94	$11.50		$15.13		$13.33	$12.13	$11.92	$11.32

0.17		0.06	0.33	0.38	0.02		0.12		0.17	0.15	0.20	0.01
0.80		2.30	1.17	0.14	0.43		0.81		2.11	1.29	0.22	0.59

0.97		2.36	1.50	0.52	0.45		0.93		2.28	1.44	0.42	0.60

(0.16)		(0.24)	(0.40)	(0.40)	(0.01)		(0.12)		(0.17)	(0.24)	(0.21)	—
(0.83)		(0.31)	—	—	—		(0.83)		(0.31)	—	—	—

(0.99)		(0.55)	(0.40)	(0.40)	(0.01)		(0.95)		(0.48)	(0.24)	(0.21)	—

$14.95		$14.97	$13.16	$12.06	$11.94		$15.11		$15.13	$13.33	$12.13	$11.92

6.78	%B	18.45%	12.65%	4.37%	3.90	%B	6.40	%B	17.50%	11.86%	3.56%	5.33	%B

$14,552		$6,284	$3,127	$588	$47		$21,913		$11,574	$3,579	$922	$1

1.08	%C	1.10%	1.13%	1.59%	1.08	%C	1.83	%C	1.84%	1.85%	2.34%	2.14	%C
1.08	%C	1.10%	1.09%	1.10%	1.08	%C	1.83	%C	1.85%	1.83%	1.82%	1.86	%C
1.99	%C	1.31%	1.62%	1.47%	1.51	%C	1.11	%C	0.51%	0.88%	0.66%	0.20	%C
1.99	%C	1.30%	1.66%	1.95%	1.51	%C	1.11	%C	0.50%	0.90%	1.18%	0.48	%C
15	%B	56%	58%	47%	40	%D	15	%B	56%	58%	47%	40	%D

51

American Beacon Balanced FundSM

Financial Highlights

(For a share outstanding throughout the period)

	AMR Class
	Six Months Ended April 30, 2014		Year Ended October 31,
			2013	2012	2011	2010	2009
	(unaudited)
Net asset value, beginning of period	$15.44		$13.54	$12.27	$12.02	$11.31	$10.19

Income from investment operations:
Net investment income	0.22		0.27	0.31	0.34	0.35	0.39
Net gains from investments (both realized and unrealized)	0.84		2.27	1.34	0.27	1.07	1.24

Total income from investment operations	1.06		2.54	1.65	0.61	1.42	1.63

Less distributions:
Dividends from net investment income	(0.21)		(0.33)	(0.38)	(0.36)	(0.71)	(0.51)
Distributions from net realized gains	(0.83)		(0.31)	—	—	—	—

Total distributions	(1.04)		(0.64)	(0.38)	(0.36)	(0.71)	(0.51)

Net asset value, end of period	$15.46		$15.44	$13.54	$12.27	$12.02	$11.31

Total return A	7.17	%B	19.32%	13.55%	5.09%	12.84%	16.95%

Ratios and supplemental data:
Net assets, end of period (in thousands)	$661,724		$640,579	$710,816	$734,927	$748,422	$681,197
Ratios to average net assets:
Expenses, before reimbursements	0.32	%C	0.33%	0.32%	0.33%	0.33%	0.35%
Expenses, net of reimbursements	0.32	%C	0.33%	0.32%	0.33%	0.33%	0.35%
Net investment income, before reimbursements	2.78	%C	2.29%	2.57%	2.75%	2.92%	3.75%
Net investment income, net of reimbursements	2.78	%C	2.29%	2.57%	2.75%	2.92%	3.75%
Portfolio turnover rate	15	%B	56%	58%	47%	40%	57%

A	Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.
B	Not annualized.
C	Annualized.
D	Portfolio turnover rate is for the period from November 1, 2009 through October 31, 2010.

52

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53

American Beacon Mid-Cap Value FundSM

Financial Highlights

(For a share outstanding throughout the period)

	Institutional Class
	Six Months Ended April 30, 2014		Year Ended October 31,
			2013	2012	2011A	2010	2009
	(unaudited)
Net asset value, beginning of period	$14.33		$10.95	$9.73	$9.27	$7.57	$5.94

Income from investment operations:
Net investment income (loss)	0.07		0.13	0.14	0.09	0.08	0.10
Net gains from investments (both realized and unrealized)	0.86		3.93	1.21	0.48	1.67	1.65

Total income from investment operations	0.93		4.06	1.35	0.57	1.75	1.75

Less distributions:
Dividends from net investment income	(0.11)		(0.20)	(0.13)	(0.11)	(0.05)	(0.12)
Distributions from net realized gains	(0.85)		(0.48)	—	—	—	—

Total distributions	(0.96)		(0.68)	(0.13)	(0.11)	(0.05)	(0.12)

Redemption fees added to beneficial interestsC	—		—	—	—	—	—

Net asset value, end of period	$14.30		$14.33	$10.95	$9.73	$9.27	$7.57

Total return D	6.77	%E	39.18%	14.07%	6.08%	23.19%	30.24%

Ratios and supplemental data:
Net assets, end of period (in thousands)	$116,162		$72,207	$34,208	$33,441	$2,778	$2,197
Ratios to average net assets:
Expenses, before reimbursements	0.93	%F	0.99%	1.06%	1.10%	1.06%	1.13%
Expenses, net of reimbursements	0.93	%F	0.98%	0.98%	0.97%	0.98%	0.98%
Net investment income (loss), before reimbursements	0.89	%F	1.05%	1.17%	0.91%	0.90%	1.14%
Net investment income, net of reimbursements	0.89	%F	1.06%	1.25%	1.04%	0.99%	1.29%
Portfolio turnover rate	13	%E	48%	87%	107%	40%	42%

A	Lee Munder Capital Group, LLC was added as an investment manager to the Mid-Cap Value Fund on July 1, 2011.
B	Based on average shares outstanding.
C	Amounts represent less than $0.01 per share.
D	Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.
E	Not annualized.
F	Annualized.
G	Portfolio turnover rate is for the period from November 1, 2009 through October 31, 2010.

54

American Beacon Mid-Cap Value FundSM

Financial Highlights

(For a share outstanding throughout the period)

Y Class							Investor Class
Six Months Ended April 30, 2014		Year Ended October 31,			March 1 to Oct. 31, 2010		Six Months Ended April 30, 2014		Year Ended October 31,
		2013	2012	2011A					2013	2012	2011A		2010	2009
(unaudited)							(unaudited)
$14.25		$10.92	$9.72	$9.27	$8.48		$14.47		$10.98	$9.71	$9.20		$7.54	$5.92

0.12		0.17	0.13	0.08	0.06		0.13		0.23	0.34	(0.03	)B	0.06	0.07
0.80		3.86	1.21	0.48	0.73		0.79		3.83	1.00	0.63		1.65	1.66

0.92		4.03	1.34	0.56	0.79		0.92		4.06	1.34	0.60		1.71	1.73

(0.11)		(0.22)	(0.14)	(0.11)	—		(0.10)		(0.09)	(0.07)	(0.09)		(0.05)	(0.11)
(0.85)		(0.48)	—	—	—		(0.85)		(0.48)	—	—		—	—

(0.96)		(0.70)	(0.14)	(0.11)	—		(0.95)		(0.57)	(0.07)	(0.09)		(0.05)	(0.11)

—		—	—	—	—		—		—	—	—		—	—

$14.21		$14.25	$10.92	$9.72	$9.27		$14.44		$14.47	$10.98	$9.71		$9.20	$7.54

6.77	%E	38.99%	13.97%	5.98%	9.32	%E	6.67	%E	38.69%	13.84%	6.49%		22.77%	29.93%

$16,906		$2,814	$516	$52	$1		$83,123		$17,871	$4,157	$1,812		$35,223	$23,369

1.03	%F	1.11%	1.28%	11.62%	1.05	%F	1.17	%F	1.25%	1.44%	1.32%		1.27%	1.34%
1.03	%F	1.08%	1.06%	1.06%	1.01	%F	1.17	%F	1.23%	1.23%	1.23%		1.23%	1.23%
0.54	%F	0.79%	0.82%	(9.44)%	0.93	%F	0.58	%F	0.68%	0.75%	1.33%		0.70%	0.87%
0.54	%F	0.82%	1.03%	1.12%	0.97	%F	0.58	%F	0.70%	0.96%	1.42%		0.75%	0.98%
13	%E	48%	87%	107%	40	%G	13	%E	48%	87%	107%		40%	42%

55

American Beacon Mid-Cap Value FundSM

Financial Highlights

(For a share outstanding throughout the period)

	Advisor Class
	Six Months Ended April 30, 2014		Year Ended October 31,
			2013	2012	2011A	2010	2009
	(unaudited)
Net asset value, beginning of period	$14.07		$10.81	$9.56	$9.12	$7.49	$5.87

Income from investment operations:
Net investment income (loss)	0.07		0.11	0.05	0.07	0.07	0.15
Net gains from investments (both realized and unrealized)	0.80		3.83	1.23	0.45	1.61	1.60

Total income from investment operations	0.87		3.94	1.28	0.52	1.68	1.75

Less distributions:
Dividends from net investment income	(0.04)		(0.20)	(0.03)	(0.08)	(0.05)	(0.13)
Distributions from net realized gains	(0.85)		(0.48)	—	—	—	—

Total distributions	(0.89)		(0.68)	(0.03)	(0.08)	(0.05)	(0.13)

Redemption fees added to beneficial interestsB	—		—	—	—	—	—

Net asset value, end of period	$14.05		$14.07	$10.81	$9.56	$9.12	$7.49

Total return D	6.47	%E	38.43%	13.44%	5.65%	22.53%	30.64%

Ratios and supplemental data:
Net assets, end of period (in thousands)	$2,045		$728	$465	$37	$78	$7
Ratios to average net assets:
Expenses, before reimbursements	1.48	%F	1.61%	1.99%	1.98%	1.55%	1.58%
Expenses, net of reimbursements	1.48	%F	1.49%	1.48%	1.49%	1.44%	1.50%
Net investment income (loss), before reimbursements	0.21	%F	0.46%	0.10%	0.21%	0.36%	0.14%
Net investment income (loss), net of reimbursements	0.21	%F	0.58%	0.61%	0.69%	0.47%	0.22%
Portfolio turnover rate	13	%E	48%	87%	107%	40%	42%

A	Lee Munder Capital Group, LLC was added as an investment manager to the Mid-Cap Value Fund on July 1, 2011.
B	Based on average shares outstanding.
C	Amounts represent less than $0.01 per share.
D	Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.
E	Not annualized.
F	Annualized.
G	Portfolio turnover rate is for the period from November 1, 2009 through October 31, 2010.

56

American Beacon Mid-Cap Value FundSM

Financial Highlights

(For a share outstanding throughout the period)

A Class							C Class
Six Months Ended April 30, 2014		Year Ended October 31,			May 17 to Oct. 31, 2010		Six Months Ended April 30, 2014		Year Ended October 31,			Sept. 1 to Oct. 31, 2010
		2013	2012	2011A					2013	2012	2011A
(unaudited)							(unaudited)
$14.09		$10.82	$9.61	$9.18	$9.00		$13.81		$10.70	$9.56	$9.18	$8.30

0.08		0.14	0.09	0.11	0.01		0.08		0.11	0.06	0.05	(0.01)
0.79		3.80	1.20	0.40	0.17		0.74		3.67	1.15	0.38	0.89

0.87		3.94	1.29	0.51	0.18		0.82		3.78	1.21	0.43	0.88

(0.10)		(0.19)	(0.08)	(0.08)	—		(0.05)		(0.19)	(0.07)	(0.05)	—
(0.85)		(0.48)	—	—	—		(0.85)		(0.48)	—	—	—

(0.95)		(0.67)	(0.08)	(0.08)	—		(0.90)		(0.67)	—	—	—

—		—	—	—	—		—		—	—	—	—

$14.01		$14.09	$10.82	$9.61	$9.18		$13.73		$13.81	$10.70	$9.56	$9.18

6.49	%E	38.39%	13.56%	5.49%	2.00	%E	6.18	%E	37.32%	12.75%	4.64%	10.60	%E

$11,027		$1,667	$264	$101	$18		$3,195		$905	$254	$22	$1

1.42	%F	1.48%	1.61%	3.44%	1.51	%F	2.18	%F	2.25%	2.46%	19.14%	3.20	%F
1.42	%F	1.49%	1.49%	1.48%	1.48	%F	2.18	%F	2.24%	2.22%	2.24%	2.24	%F
0.23	%F	0.44%	0.56%	(1.36)%	0.44	%F	(0.42	)%F	(0.27)%	(0.40)%	(16.96)%	(1.32	)%F
0.23	%F	0.43%	0.68%	0.60%	0.47	%F	(0.42	)%F	(0.26)%	(0.15)%	(0.06)%	(0.36	)%F
13	%E	48%	87%	107%	40	%G	13	%E	48%	87%	107%	40	%G

57

American Beacon Mid-Cap Value FundSM

Financial Highlights

(For a share outstanding throughout the period)

	AMR Class
	Six Months Ended April 30, 2014		Year Ended October 31,
			2013	2012	2011A	2010	2009
	(unaudited)
Net asset value, beginning of period	$14.35		$10.96	$9.73	$9.27	$7.59	$5.97

Income from investment operations:
Net investment income	0.09		0.15	0.24	0.15	0.10	0.07
Net gains from investments (both realized and unrealized)	0.85		3.94	1.14	0.43	1.66	1.70

Total income from investment operations	0.94		4.09	1.38	0.58	1.76	1.77

Less distributions:
Dividends from net investment income	(0.13)		(0.22)	(0.15)	(0.12)	(0.08)	(0.15)
Distributions from net realized gains	(0.85)		(0.48)	—	—	—	—

Total distributions	(0.98)		(0.70)	—	—	—	—

Redemption fees added to beneficial interestsB	—		—	—	—	—	—

Net asset value, end of period	$14.31		$14.35	$10.96	$9.73	$9.27	$7.59

Total return D	6.87	%E	39.43%	1434.00%	6.20%	22.80%	30.56%

Ratios and supplemental data:
Net assets, end of period (in thousands)	$114,729		$125,744	$76,273	$56,963	$64,012	$53,604
Ratios to average net assets:
Expenses, before reimbursements	0.68	%F	0.73%	0.78%	0.83%	0.77%	0.82%
Expenses, net of reimbursements	0.68	%F	0.73%	0.78%	0.83%	0.77%	0.83%
Net investment income, before reimbursements	1.22	%F	1.32%	1.46%	1.34%	1.19%	1.38%
Net investment income, net of reimbursements	1.22	%F	1.32%	1.46%	1.34%	1.19%	1.38%
Portfolio turnover rate	13	%E	48%	87%	107%	40%	42%

A	Lee Munder Capital Group, LLC was added as an investment manager to the Mid-Cap Value Fund on July 1, 2011.
B	Based on average shares outstanding.
C	Amounts represent less than $0.01 per share.
D	Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.
E	Not annualized.
F	Annualized.
G	Portfolio turnover rate is for the period from November 1, 2009 through October 31, 2010.

58

American Beacon Small Cap Value II FundSM

Financial Highlights

(For a share outstanding throughout the period)

	Y Class					Investor Class
	Six Months Ended April 30, 2014		Year Ended Oct. 31, 2013	Nov. 15 to Oct. 31, 2012A		Six Months Ended April 30, 2014		Year Ended Oct. 31, 2013	Nov. 15 to Oct. 31, 2012A
	(unaudited)					(unaudited)
Net asset value, beginning of period	$14.08		$10.70	$10.00		$14.00		$10.67	$10.00

Income from investment operations:
Net investment income (loss)	(0.01)		0.04	0.04		(0.01)		0.01	0.01
Net gains on investments (both realized and unrealized)	0.95		3.54	0.67		0.92		3.52	0.67

Total income from investment operations	0.94		3.58	0.71		0.91		3.53	0.68

Less distributions:
Dividends from net investment income	—		(0.05)	(0.01)		—		(0.05)	(0.01)
Distributions from net realized gains	(0.76)		(0.15)	—		(0.76)		(0.15)	—

Total distributions	(0.76)		(0.20)	(0.01)		(0.76)		(0.20)	(0.01)

Net asset value, end of period	$14.26		$14.08	$10.70		$14.15		$14.00	$10.67

Total return B	6.82	%C	33.93%	7.10	%C	6.64	%C	33.55%	6.82	%C

Ratios and supplemental data:
Net assets, end of period (in thousands)	$5,818		$2,268	$1,693		$2,453		$2,364	$1,640
Ratios to average net assets:
Expenses, before reimbursements	1.90	%D	2.82%	4.44	%D	2.17	%D	3.11%	4.80	%D
Expenses, net of reimbursements	1.09	%D	1.09%	1.06	%D	1.37	%D	1.37%	1.33	%D
Net investment (loss), before reimbursements	(0.70	)%D	(1.38)%	(3.03	)%D	(0.89	)%D	(1.68)%	(3.39	)%D
Net investment income (loss), net of reimbursements	0.12	%D	0.35%	0.35	%D	(0.08	)%D	0.06%	0.08	%D
Portfolio turnover rate	31	%C	71%	82	%E	31	%C	71%	82	%E

A	November 15, 2011 is the inception date of the Small Cap Value II Fund.
B	Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.
C	Not annualized.
D	Annualized.
E	Portfolio turnover rate is for the period from November 15, 2011 through October 31, 2012.

59

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61

Delivery of Documents

eDelivery is NOW AVAILABLE- Stop traditional mail delivery and receive your shareholder reports and summary prospectus on-line. Sign up at

www.americanbeaconfunds.com

If you invest in the Fund through a financial institution, you may be able to receive the Fund’s regulatory mailings, such as the Prospectus, Annual Report and Semi-Annual Report, by e-mail. If you are interested in this option, please go to www.icsdelivery.com and search for your financial institution’s name or contact your financial institution directly.

To obtain more information about the Fund:

By E-mail: american_beacon.funds@ambeacon.com	On the Internet: Visit our website at www.americanbeaconfunds.com

By Telephone: Institutional, Y, Investor, and Advisor Classes Call (800) 658-5811 AMR ClassSM Call (800) 345-2345	By Mail: American Beacon Funds P.O. Box 219643 Kansas City, MO 64121-9643

Availability of Quarterly Portfolio Schedules

In addition to the Schedule of Investments provided in each semi-annual and annual report, the Fund files a complete schedule of its portfolio holdings with the Securities and Exchange Commission (“SEC”) on Form N-Q as of the first and third fiscal quarters. The Fund’s Forms N-Q are available on the SEC’s website at www.sec.gov. The Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Section, 100 F Street, NE, Washington, D.C. 20549-1520. Information regarding the operation of the SEC’s Public Reference Room may be obtained by calling (202) 551-8090. A complete schedule of the Fund’s portfolio holdings is also available at www.americanbeaconfunds.com approximately twenty days after the end of each month.

Availability of Proxy Voting Policy and Records

A description of the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities is available in the Fund’s Statement of Additional Information, is available free of charge on the Fund’s website www.americanbeaconfunds.com and by calling 1-800-967-9009 or by accessing the SEC’s website at www.sec.gov. The Fund’s proxy voting record for the most recent year ended June 30 is filed annually with the SEC on Form N-PX. The Fund’s Forms N-PX are available on the SEC’s website at www.sec.gov. The Fund’s proxy voting record may also be obtained by calling 1-800-967-9009.

Fund Service Providers:

CUSTODIAN State Street Bank and Trust Boston, Massachusetts	TRANSFER AGENT Boston Financial Data Services Kansas City, Missouri	INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM Ernst & Young LLP Dallas, Texas	DISTRIBUTOR Foreside Fund Services, LLC Portland, Maine

This report is prepared for shareholders of the American Beacon Funds and may be distributed to others only if preceded or accompanied by a current Prospectus or Summary Prospectus.

American Beacon Funds, American Beacon Balanced Fund, American Beacon Mid-Cap Value Fund, and American Beacon Small Cap Value II Fund are service marks of American Beacon Advisors, Inc.

SAR 04/14

American Beacon®
FUNDS

2014

SEMI-ANNUAL REPORT

APRIL 30, 2014

HIGH YIELD BOND FUND

RETIREMENT INCOME AND APPRECIATION FUND

INTERMEDIATE BOND FUND

SHORT-TERM BOND FUND

About American Beacon Advisors

Since 1986, American Beacon Advisors has offered a variety of products and investment advisory services to numerous institutional and retail clients, including a variety of mutual funds, corporate cash management, and separate account management.

Our clients include defined benefit plans, defined contribution plans, foundations, endowments, corporations, financial planners, and other institutional investors. With American Beacon Advisors, you can put the experience of a multi-billion dollar asset management firm to work for your company.

Investing in debt securities entails interest rate risk which is the risk that debt securities will decrease in value with increases in market interest rates. Investing in foreign securities entails additional risk not associated with domestic securities, such as currency fluctuations, economic and political instability and differences in accounting standards. Credit risk is the risk that the issuer of a bond will fail to make timely payment of interest or principal; and the decline in an issuer’s credit rating can cause the price of its bonds to go down.

S&P credit ratings for long-term obligations (or issuers thereof) are AAA, AA, A, BBB, BB, B, CCC, CC, C and D in decreasing order. For example, obligations rated AAA are judged to be of the highest quality, BBB to be of medium grade, CCC are judged to be speculative and obligations rated D are in default. Obligations rated in one of the four highest categories are considered to be investment grade while all other ratings are considered non-investment grade.

This may contain information obtained from third parties, including ratings from credit ratings agencies such as Standard & Poor’s. Reproduction and distribution of third-party content in any form is prohibited except with the prior written permission of the related third party. Third-party content providers do not guarantee the accuracy, completeness, timeliness or availability of any information, including ratings, and are not responsible for any errors or omissions (negligent or otherwise), regardless of the cause, or for the results obtained from the use of such content. THIRD-PARTY CONTENT PROVIDERS GIVE NO EXPRESS OR IMPLIED WARRANTIES, INCLUDING, BUT NOT LIMITED TO, ANY WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE. THIRD-PARTY CONTENT PROVIDERS SHALL NOT BE LIABLE FOR ANY DIRECT, INDIRECT, INCIDENTAL, EXEMPLARY, COMPENSATORY, PUNITIVE, SPECIAL OR CONSEQUENTIAL DAMAGES, COSTS, EXPENSES, LEGAL FEES OR LOSSES (INCLUDING LOST INCOME OR PROFITS AND OPPORTUNITY COSTS OR LOSSES CAUSED BY NEGLIGENCE) IN CONNECTION WITH ANY USE OF THEIR CONTENT, INCLUDING RATINGS. Credit ratings are statements of opinions and are not statements of fact or recommendations to purchase, hold or sell securities. They do not address the suitability of securities or the suitability of securities for investment purposes and should not be relied on as investment advice.

Any opinions herein, including forecasts, reflect our judgment as of the end of the reporting period and are subject to change. Each advisor’s strategies and each Fund’s portfolio composition will change depending on economic and market conditions. This report is not a complete analysis of market conditions and therefore, should not be relied upon as investment advice. Although economic and market information has been compiled from reliable sources, American Beacon Advisors, Inc. makes no representation as to the completeness or accuracy of the statements contained herein.

American Beacon Funds	April 30, 2014

Dear Shareholders,

A year ago, when the U.S. Federal Reserve Bank first announced plans to taper its monthly bond purchases, the decision sent shock waves throughout the fixed-income market. But now that the Fed has actually started to taper those purchases, bond investors have been taking them in stride, and the effects on the overall market have been fairly small.

When the reduction in asset purchases began in January, right in the middle of the period under review, bond prices didn’t seem to feel any immediate effects – perhaps because the diminished asset purchases had already been priced into the market. At the same time, weak economic data in the U.S. and turmoil in emerging markets sent investors heading for the safe haven of U.S. Treasuries. The benchmark 10-year Treasury note hasn’t moved much since the summer of 2013 and spent the first quarter of 2014 largely within the trading range it has inhabited since then.

The lower U.S. Treasury yields also had a positive effect on the corporate bond market, as measured by the Barclays U.S. Aggregate Index. For the six months under review, the Barclays Agg advanced 1.74%. After a difficult 2013, in which the Barclays Agg lost ground for only the third time in its history, that was welcome news for fixed-income investors.

For high-yield investors, the news was even better. The JPMorgan Global High-Yield Index rose by 4.74% for the six months under review.

In such a landscape, with investors benefiting from many different areas of the fixed-income market, American Beacon is proud to offer an array of bond funds. For the six months ended April 30, 2014:

•	The American Beacon High Yield Bond Fund (Investor Class) returned 4.68%.

•	The American Beacon Retirement Income and Appreciation Fund (Investor Class) returned 2.76%.

•	The American Beacon Intermediate Bond Fund (Investor Class) returned 1.36%.

•	The American Beacon Short-Term Bond Fund (Investor Class) returned 0.50%.

Thank you for your continued investment in the American Beacon Funds. For additional information about the Funds or to access your account information, please visit our website at www.americanbeaconfunds.com.

Best Regards,

Gene L. Needles, Jr. President American Beacon Funds

American Beacon High Yield Bond FundSM

Performance Overview

April 30, 2014 (Unaudited)

The Investor Class of the High Yield Bond Fund (the “Fund”) returned 4.68% for the six months ended April 30, 2014 and performed in-line with the JPMorgan Global High-Yield Index (the “Index”) return of 4.74%.

Total Returns for the Period ended 4/30/14

	6 Months*	1 Year	5 Years	10 Years
Institutional Class (1,7)	4.71%	6.34%	14.45%	7.19%
Y Class (1,2,7)	4.65%	6.11%	14.26%	7.10%
Investor Class (1,7)	4.68%	6.10%	14.20%	6.94%
A Class with sales charge (1,4,7)	-0.26%	1.06%	13.13%	6.45%
A Class without sales charge (1,4,7)	4.66%	6.08%	14.23%	6.96%
C Class with sales charge (1,5,7)	3.19%	4.18%	13.53%	6.63%
C Class without sales charge (1,5,7)	4.19%	5.18%	13.53%	6.63%
AMR Class (1,3,7)	4.89%	6.56%	14.77%	7.39%
JPMorgan Global High-Yield Index (6)	4.74%	6.34%	16.29%	8.95%

*	Not annualized
1.	Performance shown is historical and is not indicative of future returns. Investment returns and principal value will vary, and shares may be worth more or less at redemption than at original purchase. Performance shown is as of date indicated, and current performance may be lower or higher than the performance data quoted. To obtain performance as of the most recent month end, please visit www.americanbeaconfunds.com or call 1-800-967-9009. Fund performance in the table above does not reflect the deduction of taxes a shareholder would pay on distributions or the redemption of shares. A portion of the fees charged to the Institutional Class of the Fund was waived through 2004 and in 2013. Performance prior to waiving fees was lower than the actual returns shown through 2004 and in 2013. A portion of the fees charged to the Investor Class of the Fund has been waived since 2013. Performance prior to waiving fees was lower than the actual returns shown since 2013.
2.	Fund performance for the five-year and ten-year periods represent the returns achieved by the Institutional Class from 4/30/04 up to 3/1/10, the inception date of the Y Class, and the returns of the Y Class since its inception. Expenses of the Y Class are higher than those of the Institutional Class. As a result, total returns shown may be higher than they would have been had the Y Class been in existence since 4/30/04. A portion of the fees charged to the Y Class of the Fund has been waived since 2011. Performance prior to waiving fees was lower than the actual returns shown since 2011.
3.	Fund performance for the ten-year period represents the returns achieved by the Institutional Class from 4/30/04 up to 9/4/07, the inception date of the AMR Class, and the returns of the AMR Class since its inception. Expenses of the AMR Class are lower than those of the Institutional Class. As a result, total returns shown may be lower than they would have been had the AMR Class been in existence since 4/30/04.
4.	Fund performance for the five-year and ten-year periods represent the returns achieved by the Investor Class from 4/30/04 up to 5/17/10, the inception date of the A
Class, and the returns of the A Class since its inception. Expenses of the A Class are higher than those of the Investor Class. As a result, total returns shown may be higher than they would have been had the A Class been in existence since 4/30/04. A portion of the fees charged to the A Class of the Fund has been waived since 2010. Performance prior to waiving fees was lower than the actual return shown since 2010. The maximum sales charge for A Class is 4.75%.
5.	Fund performance for the five-year and ten-year periods represent the returns achieved by the Investor Class from 4/30/04 up to 9/1/10, the inception date of the C Class, and the returns of the C Class since its inception. Expenses of the C Class are higher than those of the Investor Class. As a result, total returns shown may be higher than they would have been had the C Class been in existence since 4/30/04. A portion of the fees charged to the C Class of the Fund has been waived since 2010. Performance prior to waiving fees was lower than the actual returns shown since 2010. The maximum contingent deferred sales charge for C Class is 1.00% for shares redeemed within one year of the date of purchase.
6.	The JPMorgan Global High-Yield Index (“JPMorgan Index”) is an unmanaged index of fixed income securities with a maximum credit rating of BB+ or Ba1. Issues must be publicly registered or issued under Rule 144A under the Securities Act of 1933, with a minimum issue size of $75 million (par amount). A maximum of two issues per issuer are included in the JPMorgan Index. Convertible bonds, preferred stock, and floating-rate bonds are excluded from the JPMorgan Index. One cannot directly invest in an index.
7.	The total annual Fund operating expense ratio set forth in the most recent Fund prospectus for the Institutional, Y, Investor, A, C, and AMR Class shares was 0.92%, 1.03%, 1.14%, 1.39%, 2.13%, and 0.62%, respectively. The expense ratios above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report.

The Fund’s relative returns versus the Index were aided by positive security selection among the various economic sectors and credit quality categories; however, overweight and underweight positioning detracted from benefits gained through strong security selection.

From a sector issue selection standpoint, issue selections in the Finance, Manufacturing and Service sectors had a positive impact on the Fund’s relative returns. The Fund’s holdings within these categories outpaced those within the Index in addition to outperforming the overall high yield market.

                From a sector allocation perspective, the Fund was hindered by its cash allocation. The Index does not have an allocation to cash and given the strong absolute returns generated by the high yield market over the period, maintaining an allocation to cash had a negative impact. The Fund’s

American Beacon High Yield Bond FundSM

Performance Overview

April 30, 2014 (Unaudited)

underweights and overweights to the remaining sectors had a minimal impact on relative returns.

From a credit quality perspective, issue selections in the B-rated and BB-rated credit groups contributed to performance.

From a credit quality allocation perspective, the Fund’s small allocation to securities outside of the traditional high yield credit rating categories such as cash and below C-rated securities detracted from returns. However, underweighting the BB-rated credit group and overweighting the CCC-rated credit group (up 4.1% and 5.8%, respectively, in the Index) provided a boost to the Fund’s relative performance.

The sub-advisors’ “bottom-up,” research intensive investment process, which focuses on companies with strong cash flow and fundamental credit strength, remains in place.

Top Ten Holdings (% Net Assets)

Clear Channel Communications, Inc., 9.00%, Due 3/1/2021	0.7
E*Trade Financial Corp., 6.375%, Due 11/15/2019	0.7
Ally Financial, Inc., 7.50%, Due 9/15/2020	0.6
Nuveen Investments, Inc., 9.50%, Due 10/15/2020, 144A	0.6
Radio One, Inc., 9.25%, Due 2/15/2020, 144A	0.6
Clear Channel Worldwide Holdings, Inc., 7.625%, Due 3/15/2020	0.6
Cumulus Media Holdings, Inc., 7.75%, Due 5/1/2019	0.5
Sabine Pass Liquefaction LLC, 5.625%, Due 2/1/2021	0.5
Chaparral Energy, Inc., 7.625%, Due 11/15/2022	0.5
ArcelorMittal, 6.00%, Due 3/1/2021	0.5

Total Fund Holdings	520

Sector Weightings (% Fixed Income)

Service	28.2
Manufacturing	21.0
Energy	18.9
Telecommunications	10.8
Finance	10.6
Consumer	4.5
Utilities	2.9
Transportation	2.2
Equity	0.7
Convertible Obligations	0.2

Investing in high yield securities involves additional risks when compared to investing in investment-grade securities. These include a greater risk of default or bankruptcy and an increased sensitivity to financial difficulties or changes in interest rates. The Fund invests in small and/or mid-sized companies, which involves additional risks such as limited liquidity and greater volatility than larger companies.

American Beacon Retirement Income and Appreciation FundSM

Performance Overview

April 30, 2014 (Unaudited)

The Investor Class of the Retirement Income and Appreciation Fund (the “Fund”) returned 2.76% for the six months ended April 30, 2014. Its blended benchmark, consisting of 75% of the Barclays Capital Aggregate Index (the “Aggregate Index”) and 25% of the BofA Merrill Lynch All U.S. Convertibles Index (the “ML Index”) (combined, the “Retirement Income and Appreciation Composite Index”), returned 3.35%.

Total Returns for the Period ended 4/30/14

	6 Months*	1 Year	5 Years	10 Years
Y Class (1,2,7)	2.88%	3.64%	6.87%	4.99%
Investor Class (1,7)	2.76%	3.35%	6.65%	4.88%
A Class with sales charge (1,3,7)	-0.36%	0.19%	5.61%	4.36%
A Class without sales charge (1,3,7)	2.70%	3.27%	6.64%	4.87%
C Class with sales charge (1,4,7)	1.31%	1.38%	5.98%	4.55%
C Class without sales charge (1,4,7)	2.31%	2.38%	5.98%	4.55%
Retirement Income and Appreciation Composite Index (6)	3.35%	4.32%	7.93%	5.44%
Barclays Capital Aggregrate Index (5)	1.74%	-0.26%	4.88%	4.83%
BofA Merrill Lynch All U.S. Convertibles Index (5)	8.23%	19.04%	17.07%	7.39%

*	Not annualized
1.	Performance shown is historical and is not indicative of future returns. Investment returns and principal value will vary, and shares may be worth more or less at redemption than at original purchase. Performance shown is as of date indicated, and current performance may be lower or higher than the performance data quoted. To obtain performance as of the most recent month end, please visit www.americanbeaconfunds.com or call 1-800-967-9009. Fund performance in the table above does not reflect the deduction of taxes a shareholder would pay on distributions or the redemption of shares.
2.	Fund performance for the five-year and ten-year periods represent the returns achieved by the Investor Class from 4/30/04 up to 3/1/10, the inception date of the Y Class, and the returns of the Y Class since its inception. Expenses of the Y Class are lower than those of the Investor Class. As a result, total returns shown may be lower than they would have been had the Y Class been in existence since 4/30/04. A portion of the fees charged to the Y Class has been waived since 2011. Performance prior to waiving fees was lower than the actual returns shown since 2011.
3.	Fund performance for the five-year and ten-year periods represent the returns achieved by the Investor Class from 4/30/04 up to 5/17/10, the inception date of the A Class and the returns of the A Class since its inception. Expenses of the A Class are higher than those of the Investor Class. As a result, total returns shown may be higher than they would have been had the A Class been in existence since 4/30/04. Performance prior to waiving fees was lower than the actual returns shown since 2010. The maximum sales charge for A Class is 2.50%. A portion of the fees charged to the A Class has been waived since 2010.
4.	Fund performance for the five-year and ten-year periods represent the returns achieved by the Investor Class from 4/30/04 up to 9/1/10, the inception date of the C Class and the returns of the C Class since its inception. Expenses of the C Class are higher than those of the Investor Class. As a result, total returns shown may be higher than they would have been had the C Class been in existence since 4/30/04. A portion of the fees charged to the C Class has been waived since 2010. Performance prior to waiving fees was lower than the actual returns shown since 2010. The maximum contingent deferred sales charge for the C Class is 1.00% for shares redeemed within one year of the date of purchase.
5.	The Barclays Capital Aggregate Index represents returns of the Barclays Capital Gov./Credit Intermediate Index (“Intermediate Index”) up to October 31, 2006 and the Barclays Capital Aggregate Index (“Aggregate Index”) thereafter. The Intermediate Index is an unmanaged index of investment grade corporate and government debt issues with maturities between one and ten years. The Aggregate Index is a market value weighted index of government, corporate, mortgage-backed and asset-backed fixed-rate debt securities of all maturities. The BofA Merrill Lynch All U.S. Convertibles Index is an unmanaged index of domestic securities of all quality grades that are convertible into U.S. dollar-denominated common stock, ADRs or cash equivalents. One cannot directly invest in an index.
6.	To reflect the Fund’s allocation of its assets between investment grade fixed-income securities and convertible securities, the returns of the Barclays Capital Aggregate Index and the BofA Merrill Lynch All U.S. Convertibles Index have been combined in a 75%/25% proportion.
7.	The total annual Fund operating expense ratio set forth in the most recent Fund prospectus for the Y, Investor, A and C Class shares was 0.84%, 1.12%, 1.24% and 2.00%, respectively. The expense ratio above may vary from the expense ratio presented in other sections of this report that is based on expenses incurred during the period covered by this report.

Approximately 75% of the Fund’s assets are allocated to American Beacon Advisors, Inc. (the “Manager”) and are primarily invested in income-producing, short- and intermediate-term investment grade bonds. The remaining 25% of the assets are managed by a sub-advisor that invests in securities including convertible and high yield bonds, convertible preferred stock, and equities in order to try to enhance the overall return of the Fund.

                During the six-month period, the investment grade portion of the Fund returned 2.3% before expenses, outperforming the 1.7% return for the Aggregate Index. This segment of the Fund’s

American Beacon Retirement Income and Appreciation FundSM

Performance Overview

April 30, 2014 (Unaudited)

outperformance is attributable to a combination of favorable sector and credit quality allocations.

During the period, the overweight allocation to the Financial sector enhanced relative returns. The Fund also benefited from an underweight in U.S. Treasuries and Mortgage Backed Securities. Individual security selection in Financials and Commercial Mortgage Backed Securities partially offset these gains.

Sector positioning and security selection in various credit quality categories aided returns relative to the benchmark. During the period, the Fund’s strategy of overweighting BBB- and A-rated bonds and underweighting AA-rated bonds increased the total return. The AA-securities held by the Fund also outperformed the broader Index. This outperformance was partially offset by weaker returns on individual A-rated bonds.

The remaining portion of the Fund, managed by the Fund’s sub-advisor, returned 5.6% before expenses. These results trailed the 8.2% return of the ML Index. This segment’s underperformance is attributable to a combination of less favorable security selection across credit quality categories and sectors.

Within the ML Index, securities with lower credit ratings generally outperformed higher rated securities during the period. The sub-advised portion of the Fund was underweight below-investment grade securities and this contributed to the underperformance relative to the ML Index. Additionally, weak security selection in the Financial, Industrials, and Information Technology sectors hindered relative returns.

The Manager and the Fund’s sub-advisor remain focused on the Fund’s investment objectives of generating income and capital appreciation.

Top Ten Holdings (% Net Assets)

Ginnie Mae REMIC Trust, 3.200%, Due 11/16/2044	3.3
Ginnie Mae REMIC Trust, 2.170%, Due 4/16/2041	3.0
Freddie Mac Gold Pool, 3.50%, Due 6/1/2042	2.4
Ginnie Mae REMIC Trust, 1.450%, Due 4/16/2039	2.1
Fannie Mae Pool, 5.00%, Due 1/1/2041	1.8
National Credit Union Administration, 0.625%, Due 3/11/2020	1.6
ING Bank N.V., 3.750%, Due 3/7/2017, 144A	1.3
Goldman Sachs Group, Inc., 6.000%, Due 6/15/2020	1.1
Freddie Mac Gold Pool, 4.00%, Due 1/1/2041	1.1
Bank of America Corp., 4.125%, Due 1/22/2024	1.1

Total Fund Holdings	227

Sector Weightings (% Fixed Income)

Finance	20.6
Manufacturing	14.6
CMBS	14.1
Mortgage-Backed Obligations	13.3
U.S. Treasury Notes/Bonds	12.9
Service	10.5
Telecommunications	3.5
Energy	2.8
Transportation	2.1
Utilities	2.1
Asset-Backed Obligations	1.8
Consumer	1.4
Information Technology	0.3

Sector Weightings (% Equity)

Financials	21.9
Finance	17.7
Manufacturing	15.7
Energy	13.3
Industrials	7.5
Information Technology	7.3
Consumer Discretionary	5.7
Health Care	4.0
Utilities	3.5
Transportation	3.4

American Beacon Intermediate Bond FundSM

Performance Overview

April 30, 2014 (Unaudited)

The Investor Class of the Intermediate Bond Fund (the “Fund”) returned 1.36% net of expenses for the six months ended April 30, 2014, trailing the Barclays Capital Aggregate Index (the “Index”) return of 1.74%.

Total Returns for the Period ended 4/30/14

	6 Months*	1 Year	5 Years	10 Years
Institutional Class(1,7)	1.56%	-0.24%	4.92%	4.87%
Y Class (1,2,7)	1.33%	-0.69%	4.73%	4.77%
Investor Class (1,3,7)	1.36%	-0.66%	4.43%	4.61%
A Class with sales charge (1,4,7)	-3.54%	-5.58%	3.26%	4.03%
A Class without sales charge (1,4,7)	1.24%	-0.88%	4.27%	4.54%
C Class with sales charge (1,5,7)	-0.15%	-2.63%	3.71%	4.25%
C Class without sales charge (1,5,7)	0.85%	-1.63%	3.71%	4.25%
Barclays Capital Agg. Index (6)	1.74%	-0.26%	4.88%	4.83%

*	Not annualized
1.	Performance shown is historical and is not indicative of future returns. Investment returns and principal value will vary, and shares may be worth more or less at redemption than at original purchase. Performance shown is as of date indicated, and current performance may be lower or higher than the performance data quoted. To obtain performance as of the most recent month end, please visit www.americanbeaconfunds.com or call 1-800-967-9009. Fund performance in the table above does not reflect the deduction of taxes a shareholder would pay on distributions or the redemption of shares.
2.	Fund performance for the five-year and ten-year periods represent the returns achieved by the Institutional Class from 4/30/04 up to 3/1/10, the inception date of the Y Class, and the returns of the Y Class since its inception. Expenses of the Y Class are higher than those of the Institutional Class. As a result, total returns shown may be higher than they would have been had the Y Class been in existence since 4/30/04. A portion of the fees charged to the Y Class of the Fund has been waived since 2010. Performance prior to waiving fees was lower than the actual returns shown since 2010.
3.	Fund performance for the ten-year period represents the returns achieved by the Institutional Class from 4/30/04 up to 3/2/09, the inception date of the Investor Class, and the returns of the Investor Class since its inception. Expenses of the Investor Class are higher than those of the Institutional Class. As a result, total returns shown may be higher than they would have been had the Investor Class been in existence since 4/30/04. A portion of the fees charged to the Investor Class of the Fund has been waived since 2009. Performance prior to waiving fees was lower than the actual returns shown since 2009.
4.	Fund performance for the five-year and ten-year periods represent the returns achieved by the Institutional Class from 4/30/04 through 3/2/09, the Investor Class from 3/2/09 up to 5/17/10, the inception date of the A Class, and the returns of the A Class since its inception. Expenses of the A Class are higher than those of the Institutional and Investor Classes. As a result, total returns shown may be higher than they would have been had the A Class been in existence since 4/30/04. A portion of the fees charged to the A Class of the Fund has been waived since 2010. Performance prior to waiving fees was lower than the actual returns shown since 2010. The maximum sales charge for A Class is 4.75%.
5.	Fund performance for the five-year and ten-year periods represent the returns achieved by the Institutional Class from 4/30/04 through 3/2/09, the Investor Class from 3/2/09 up to 9/1/10, the inception date of the C Class, and the returns of the C Class since its inception. Expenses of the C Class are higher than those of the Institutional and Investor Classes. As a result, total returns shown may be higher than they would have been had the C Class been in existence since 4/30/04. A portion of the fees charged to the C Class of the Fund has been waived since 2010. Performance prior to waiving fees was lower than the actual returns shown since 2010. The maximum contingent deferred sales charge is 1.00% for shares redeemed within one year of the date of purchase.
6.	The Barclays Capital Aggregate Index is a market value weighted index of government, corporate, mortgage-backed and asset-backed fixed-rate debt securities of all maturities. One cannot directly invest in an index.
7.	The total annual Fund operating expense ratios set forth in the most recent Fund prospectus for the Institutional, Y, Investor, A and C Class shares was 0.33%, 0.67%, 0.87%, 1.11%, and 1.94%, respectively. The expense ratios above may vary from the expense ratios presented in other sections of this report that is based on expenses incurred during the period covered by this report.

The Fund’s underperformance is primarily attributed to Fund expenses, as weak security selection across sectors and credit quality was offset by positive positioning in credit quality categories and sectors.

During the period, an overweight allocation to the Finance sector and an underweight of Treasuries generated positive excess returns relative to the Index. Despite this outperformance, the Fund’s return was moderated by the underperformance of its holdings within the Manufacturing and Finance sectors.

The Fund’s overweight to bonds rated A by Standard and Poor’s and underweight of AA-rated bonds added to the total return; however, some of the benefit was offset by security selection in the A-rated category.

The duration profile of the Fund was slightly shorter than the Index over the period. The security selection in the 1-3 and 5-7 year duration buckets added to the return, which was partially offset by the underweight to the 10-30 year bucket.

The Fund’s investment managers remain focused on a conservative approach toward

American Beacon Intermediate Bond FundSM

Performance Overview

April 30, 2014 (Unaudited)

investing in the bond market and on issuer-specific opportunities.

Top Ten Holdings (% Net Assets)

Ginnie Mae REMIC Trust, 2.17%, Due 4/16/2041	1.4
Fannie Mae Pool, 4.50%, Due 4/1/2041	1.2
Fannie Mae Pool, 4.00%, Due 12/1/2040	1.0
Ally Master Owner Trust, 1.21%, Due 6/15/2017	0.9
Freddie Mac Gold Pool, 3.50%, Due 6/1/2042	0.9
Ginnie Mae REMIC Trust, 1.732%, Due 5/16/2042	0.8
Bear Stearns Cos. LLC, 7.25%, Due 2/1/2018	0.8
Fannie Mae Pool, 3.50%, Due 1/1/2028	0.8
Freddie Mac Gold Pool, 3.50%, Due 9/1/2028	0.8
Fannie Mae Pool, 5.00%, Due 5/1/2040	0.8

Total Fund Holdings	381

Sector Weightings (% Fixed Income)

U.S. Treasury Notes/Bonds	27.8
Finance	18.3
Mortgage-Backed Obligations	17.9
CMBS	9.0
Manufacturing	7.2
Service	5.0
Asset-Backed Obligations	4.4
Energy	3.9
Telecommunications	2.7
Utilities	2.2
Consumer	0.8
Transportation	0.8

Duration is a measure of price sensitivity relative to changes in interest rates.

American Beacon Short-Term Bond FundSM

Performance Overview

April 30, 2014 (Unaudited)

The Investor Class of the Short-Term Bond Fund (the “Fund”) returned 0.50% for the six-month period ended April 30, 2014, which outperformed the BofA Merrill Lynch 1-3 Year Gov/Corp Index (the “Index”) return of 0.42%.

Total Returns for the Period ended 4/30/14

	6 Months*	1 Year	5 Years	10 Years
Institutional Class (1,6)	0.69%	0.67%	2.26%	2.88%
Y Class (1,2,6)	0.45%	0.30%	2.13%	2.82%
Investor Class (1,6)	0.50%	0.27%	1.87%	2.43%
A Class with sales charge (1,3,6)	-2.00%	-2.13%	1.30%	2.14%
A Class without sales charge (1,3,6)	0.48%	0.33%	1.81%	2.40%
C Class with sales charge (1,4,6)	-1.00%	-1.51%	1.27%	2.13%
C Class without sales charge (1,4,6)	0.00%	-0.51%	1.27%	2.13%
BofA Merrill Lynch 1-3 Yr. Gov./Corp. Index (5)	0.42%	0.74%	1.96%	2.93%

*	Not annualized
1.	Performance shown is historical and is not indicative of future returns. Investment returns and principal value will vary, and shares may be worth more or less at redemption than at original purchase. Performance shown is as of date indicated, and current performance may be lower or higher than the performance data quoted. To obtain performance as of the most recent month end, please visit www.americanbeaconfunds.com or call 1-800-967-9009. Fund performance in the table above does not reflect the deduction of taxes a shareholder would pay on distributions or the redemption of shares. A portion of the fees charged to the Investor Class of the Fund has been waived since 2005. Performance prior to waiving fees was lower than the actual returns shown since 2005.
2.	Fund performance for the five-year and ten-year periods represent the returns achieved by the Institutional Class from 4/30/04 up to 3/1/10, the inception date of the Y Class, and the returns of the Y Class since its inception. Expenses of the Y Class are higher than those of the Institutional Class. As a result, total returns shown may be higher than they would have been had the Y Class been in existence since 4/30/04. A portion of the fees charged to the Y Class of the Fund has been waived since 2010. Performance prior to waiving fees was lower than the actual returns shown since 2010.
3.	Fund performance for the five-year and ten-year periods represent the returns achieved by the Investor Class from 4/30/04 up to 5/17/10, the inception date of the A Class, and the returns of the A Class since its inception. Expenses of the A Class are higher than those of the Investor Class. As a result, total returns shown may be higher than they would have been had the A Class been in existence since 4/30/04. A portion of the fees charged to the A Class of the Fund has been waived since 2010. Performance prior to waiving fees was lower than the actual returns shown since 2010. The maximum sales charge for A Class is 2.50%.
4.	Fund performance for the five-year and ten-year periods represent the returns achieved by the Investor Class from 4/30/04 up to 9/1/10, the inception date of the C Class, and the returns of the C Class since its inception. Expenses of the C Class are higher than those of the Investor Class. As a result, total returns shown may be higher than they would have been had the C Class been in existence since 4/30/04. A portion of the fees charged to the C Class of the Fund has been waived since 2010. Performance prior to waiving fees was lower than the actual returns shown since 2010. The maximum contingent deferred sales charge is 1.00% for shares redeemed within one year of the date of purchase.
5.	The BofA Merrill Lynch 1-3 Yr. Gov./Corp. Index is a market value weighted performance benchmark for government and corporate fixed-rate debt securities with maturities between one and three years. One cannot directly invest in an index.
6.	The total annual Fund operating expense ratio set forth in the most recent Fund prospectus for the Institutional, Y, Investor, A and C Class shares was 0.38%, 0.72%, 0.90%, 1.13%, and 1.89%, respectively. The expense ratios above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report.

The Fund held overweight positions in the major credit sectors, including investment-grade Corporates and Asset-Backeds, which outperformed as the economy improved, albeit slowly. The Fund was also overweight Agency Mortgage-Backed securities which outperformed as spreads narrowed in response to investor demand for yield.

The Fund’s duration position also helped performance as interest rates rose slightly at the short end of the yield curve. The Fund’s average duration of 1.0 was shorter than the Index duration of 1.9. While the Fund earned slightly less income, given its shorter duration, the decline in prices from rising interest rates had a greater impact on the Index than the Fund.

Given the unusually low levels of interest rates, we have maintained a short duration to protect the Fund from an ultimate rise in rates. Although a significant rate increase does not appear to be imminent, the absolute low level of yields warrants a more defensive approach toward duration overall.

Given the macroeconomic backdrop, we will continue to look for opportunity in this low interest rate environment and strive to protect the Fund from volatility across the globe. We will maintain our conservative approach toward credit risk and seek to outperform over the long term on a risk-adjusted basis.

American Beacon Short-Term Bond FundSM

Performance Overview

April 30, 2014 (Unaudited)

Top Ten Holdings (% Net Assets)

National Credit Union Administration, 0.625%, Due 3/11/2020	3.2
National Credit Union Administration, 0.632%, Due 1/8/2020	3.2
Bank America Corp., 3.625%, Due 3/17/2016	2.5
Capital Auto Receivables Asset Trust 2013-1, 0.920%, Due 9/20/2016	2.4
Nissan Master Owner Trust Receivables, 0.503%, Due 2/15/2018	2.4
AT&T, Inc., 1.146%, Due 11/27/2018	2.1
Morgan Stanley, 3.450%, Due 11/2/2015	2.1
General Electric Capital Corp., 1.500%, Due 7/12/2016	2.1
Nissan Motor Acceptance Corp., 0.946%, Due 9/26/2016, 144A	2.1
AbbVie, Inc., 1.200%, Due 11/6/2015	2.1

Total Fund Holdings	69

Sector Weightings (% Fixed Income)

Asset-Backed Obligations	25.2
U.S. Treasury Notes/Bonds	22.4
Finance	18.2
CMBS	10.4
Manufacturing	9.6
Service	5.7
Telecommunications	4.3
Consumer	3.5
Transportation	0.7

Duration is a measure of price sensitivity relative to changes in interest rates.

American Beacon FundsSM

Fund Expenses

April 30, 2014 (Unaudited)

Fund Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption fees if applicable, and (2) ongoing costs, including management fees, administrative service fees, and other Fund expenses. The examples below are intended to help you understand the ongoing cost (in dollars) of investing in a particular Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The examples are based on an investment of $1,000 invested at the beginning of the period in each Class and held for the entire period from November 1, 2013 through April 30, 2014.

Actual Expenses

The following tables provide information about actual account values and actual expenses. You may use the information on this page, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the “Expenses Paid During Period” for the applicable Fund to estimate the expenses you paid on your account during this period. Shareholders that invest in a Fund through an IRA or Roth IRA may be subject to a custodial IRA fee of $15 that is typically deducted each December. If your account was subject to a custodial IRA fee during the period, your costs would have been $15 higher.

Hypothetical Example for Comparison Purposes

The following tables provide information about hypothetical account values and hypothetical expenses based on a Fund’s actual expense ratio and an assumed 5% per year rate of return before expenses (not the Fund’s actual return). You may compare the ongoing costs of investing in a particular Fund with other funds by contrasting this 5% hypothetical example and the 5% hypothetical examples that appear in the shareholder reports of the other funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. Shareholders that invest in a Fund through an IRA or Roth IRA may be subject to a custodial IRA fee of $15 that is typically deducted each December. If your account was subject to a custodial IRA fee during the period, your costs would have been $15 higher.

You should also be aware that the expenses shown in the table highlight only your ongoing costs and do not reflect any transaction costs charged by a Fund, such as sales charges (loads) or redemption fees as applicable. Similarly, the expense examples for other funds do not reflect any transaction costs charged by those funds, such as sales charges (loads), redemption fees or exchange fees. Therefore, the following tables are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. If you were subject to any transaction costs during the period, your costs would have been higher.

American Beacon FundsSM

Fund Expenses

April 30, 2014 (Unaudited)

High Yield Bond Fund

	Beginning Account Value 11/1/13	Ending Account Value 4/30/14	Expenses Paid During Period* 11/1/13 - 4/30/14
Institutional Class
Actual	$1,000.00	$1,047.14	$4.37
Hypothetical **	$1,000.00	$1,020.53	$4.31
Y Class
Actual	$1,000.00	$1,046.50	$4.77
Hypothetical **	$1,000.00	$1,020.13	$4.71
Investor Class
Actual	$1,000.00	$1,046.78	$5.53
Hypothetical **	$1,000.00	$1,019.39	$5.46
A Class
Actual	$1,000.00	$1,046.64	$5.68
Hypothetical **	$1,000.00	$1,019.24	$5.61
AMR Class
Actual	$1,000.00	$1,048.94	$2.95
Hypothetical **	$1,000.00	$1,021.92	$2.91
C Class
Actual	$1,000.00	$1,041.90	$9.47
Hypothetical **	$1,000.00	$1,015.52	$9.35

*	Expenses are equal to the Fund’s annualized expense ratios for the six-month period of 0.86%, 0.94%, 1.09%, 1.12%, 1.87%, and 0.58% for the Institutional, Y, Investor, A, C, and AMR Classes respectively, multiplied by the average account value over the period, multiplied by the number derived by dividing the number of days in the most recent fiscal half-year (181) by days in the year (365) to reflect the half-year period.
**	5% return before expenses.

Retirement Income and Appreciation Fund

	Beginning Account Value 11/1/13	Ending Account Value 4/30/14	Expenses Paid During Period* 11/1/13 - 4/30/14
Y Class
Actual	$1,000.00	$1,028.82	$4.02
Hypothetical **	$1,000.00	$1,020.83	$4.01
Investor Class
Actual	$1,000.00	$1,027.62	$5.68
Hypothetical **	$1,000.00	$1,019.19	$5.66
A Class
Actual	$1,000.00	$1,026.96	$5.73
Hypothetical **	$1,000.00	$1,019.14	$5.71
C Class
Actual	$1,000.00	$1,023.12	$9.83
Hypothetical **	$1,000.00	$1,015.08	$9.79

*	Expenses are equal to the Fund’s annualized expense ratios for the six-month period of 0.80%, 1.13%, 1.14%, and 1.96% for the Y, Investor, A, and C Classes respectively, multiplied by the average account value over the period, multiplied by the number derived by dividing the number of days in the most recent fiscal half-year (181) by days in the year (365) to reflect the half-year period.
**	5% return before expenses.

Intermediate Bond Fund

	Beginning Account Value 11/1/13	Ending Account Value 4/30/14	Expenses Paid During Period* 11/1/13 - 4/30/14
Institutional Class
Actual	$1,000.00	$1,015.57	$1.65
Hypothetical **	$1,000.00	$1,023.16	$1.66
Y Class
Actual	$1,000.00	$1,013.34	$3.24
Hypothetical **	$1,000.00	$1,021.57	$3.26
Investor Class
Actual	$1,000.00	$1,013.60	$3.94
Hypothetical **	$1,000.00	$1,020.88	$3.96
A Class
Actual	$1,000.00	$1,012.38	$4.94
Hypothetical **	$1,000.00	$1,019.89	$4.96
C Class
Actual	$1,000.00	$1,008.53	$8.67
Hypothetical **	$1,000.00	$1,016.17	$8.70

*	Expenses are equal to the Fund’s annualized expense ratios for the six-month period of 0.33%, 0.65%, 0.79%, 0.99%, and 1.74% for the Institutional, Y, Investor, A, and C Classes respectively, multiplied by the average account value over the period, multiplied by the number derived by dividing the number of days in the most recent fiscal half-year (181) by days in the year (365) to reflect the half-year period.
**	5% return before expenses.

Short-Term Bond Fund

	Beginning Account Value 11/1/13	Ending Account Value 4/30/14	Expenses Paid During Period* 11/1/13 - 4/30/14
Institutional Class
Actual	$1,000.00	$1,006.94	$1.89
Hypothetical **	$1,000.00	$1,022.91	$1.91
Y Class
Actual	$1,000.00	$1,004.50	$3.18
Hypothetical **	$1,000.00	$1,021.62	$3.21
Investor Class
Actual	$1,000.00	$1,004.98	$3.93
Hypothetical **	$1,000.00	$1,020.88	$3.96
A Class
Actual	$1,000.00	$1,004.75	$4.23
Hypothetical **	$1,000.00	$1,020.58	$4.26
C Class
Actual	$1,000.00	$1,000.04	$7.64
Hypothetical **	$1,000.00	$1,017.16	$7.70

*	Expenses are equal to the Fund’s annualized expense ratios for the six-month period of 0.38%, 0.64%, 0.79%, 0.85%, and 1.54% for the Institutional, Y, Investor, A, and C Classes respectively, multiplied by the average account value over the period, multiplied by the number derived by dividing the number of days in the most recent fiscal half-year (181) by days in the year (365) to reflect the half-year period.
**	5% return before expenses.

American Beacon High Yield Bond FundSM

Schedule of Investments

April 30, 2014 (Unaudited)

	Shares	Fair Value
		(000’s)
CONVERTIBLE PREFERRED STOCKS - 0.03% (Cost $68)
TRANSPORTATION- 0.03%
Other Transportation - 0.03%
CEVA Holding LLC, Series A-2A B C	49	$61

COMMON STOCKS - 0.23% (Cost $1,943)
CONSUMER DISCRETIONARY- 0.11%
Automobiles - 0.11%
General Motors Co.	6,381	220

MANUFACTURING- 0.03%
Paper & Forest Products - 0.03%
Catalyst Paper Corp.C	8,426	18
Newpage Holdings, Inc.A	600	54

Total Manufacturing		72

SERVICE- 0.08%
Communications - 0.07%
Cengage Learning Holdings 11 Inc.A C	1,154	42
Cengage Learning Holdings II LPA C	3,169	115

		157

Other Service - 0.01%
Dex Media, Inc.C	2,606	19

TRANSPORTATION- 0.01%
Other Transportation - 0.01%
CEVA Holding LLCA B C	22	28

Total Common Stocks (Cost $1,943)		496

RIGHTS - 0.04% (Cost $541)
TRANSPORTATION- 0.04%
Other Transportation - 0.04%
Horizon Lines, Inc., Exercise price $0.051, Expires 9/27/2036A C D E	3,581,642	79

PREFERRED STOCKS - 0.41% (Cost $945)
AGENCY- 0.05%
Federal Home Loan Mortgage Corp., 1.00%, Due 12/31/2049C F	10,000	109

ENERGY- 0.18%
Oil & Gas - 0.18%
Halcon Resources Corp., 5.75%, Due 12/31/49A C	400	380

FINANCE- 0.18%
Banks - 0.18%
Countrywide Capital V, 7.00%, Due 11/01/36	2,590	66
GMAC Capital Trust I, 1.00%, Due 2/15/2040F	11,600	319

Total Finance		385

Total Preferred Stocks (Cost $945)		874

	Par Amount
	(000’s)
CONVERTIBLE OBLIGATIONS - 0.15%
Consumer - 0.03%
CEDC Finance Corp International, Inc., 10.00%, Due 4/30/2018G	$82	69

Energy - 0.12%
American Energy - Utica LLC, 3.50%, Due 3/1/2021H	230	238

Total Convertible Obligations (Cost $305)		307

See accompanying notes

American Beacon High Yield Bond FundSM

Schedule of Investments

April 30, 2014 (Unaudited)

	Par Amount	Fair Value
	(000’s)	(000’s)
CORPORATE OBLIGATIONS - 94.74%
Consumer - 4.34%
American Rock Salt Co. LLC, 8.25%, Due 5/1/2018B H	$335	$350
ARAMARK Corp., 5.75%, Due 3/15/2020	335	351
Beverages & More, Inc., 10.00%, Due 11/15/2018H	175	181
Big Heart Pet Brands, 7.625%, Due 2/15/2019	654	681
CB OnCure Holdings, Inc., 11.75%, Due 5/15/2017A I	325	—
CEDC Finance Corp International, Inc., 9.00%, Due 4/30/2018J	173	158
Diamond Foods, Inc., 7.00%, Due 3/15/2019H	245	254
Dole Food Co., Inc., 7.25%, Due 5/1/2019H	300	303
First Quality Finance Co. Inc., 4.625%, Due 5/15/2021H	350	331
Innovation Ventures LLC, 9.50%, Due 8/15/2019B H	200	187
JBS Investments GmbH, 7.25%, Due 4/3/2024H	400	406
JBS USA LLC / JBS USA Finance, Inc.,
8.25%, Due 2/1/2020B H	400	438
7.25%, Due 6/1/2021B H	200	216
Marfrig Holding Europe BV, 8.375%, Due 5/9/2018H	150	151
Marfrig Overseas Ltd., 9.50%, Due 5/4/2020H	100	102
Motors Liquidation Co., 8.375%, Due 7/15/2049A D F	1,570	—
Pinnacle Operating Corp., 9.00%, Due 11/15/2020H	295	317
Post Holdings, Inc.,
6.75%, Due 12/1/2021H	200	210
7.375%, Due 2/15/2022H	400	428
Prestige Brands, Inc.,
8.125%, Due 2/1/2020	165	185
5.375%, Due 12/15/2021H	475	487
Revlon Consumer Products Corp., 5.75%, Due 2/15/2021	340	343
Reynolds Group Issuer Inc / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu,
8.50%, Due 5/15/2018B	400	418
9.00%, Due 4/15/2019B	685	730
9.875%, Due 8/15/2019B	550	611
5.75%, Due 10/15/2020B	110	114
8.25%, Due 2/15/2021B	300	324
Simmons Foods, Inc., 10.50%, Due 11/1/2017H	275	297
Smithfield Foods, Inc., 5.875%, Due 8/1/2021H	100	105
Spectrum Brands, Inc., 6.625%, Due 11/15/2022	470	513

		9,191

Corporate Obligations - 0.12%
CCU Escrow Corp., 10.00%, Due 1/15/2018H	255	249

Energy - 18.07%
Access Midstream Partners LP / ACMP Finance Corp., 4.875%, Due 3/15/2024K	520	517
Antero Resources Finance Corp., 6.00%, Due 12/1/2020	575	615
Athlon Holdings LP / Athlon Finance Corp., 6.00%, Due 5/1/2022H K	340	344
Basic Energy Services, Inc., 7.75%, Due 10/15/2022	290	318
Bonanza Creek Energy, Inc., 6.75%, Due 4/15/2021	270	289
BrietBurn Energy Partners LP, 7.875%, Due 4/15/2022K	200	217
Carrizo Oil & Gas, Inc.,
8.625%, Due 10/15/2018	300	321
7.50%, Due 9/15/2020	100	110
CGG S.A., 6.50%, Due 6/1/2021	600	605
Chaparral Energy, Inc.,
9.875%, Due 10/1/2020	200	227
8.25%, Due 9/1/2021	235	257
7.625%, Due 11/15/2022	985	1,048
Chesapeake Energy Corp.,
6.625%, Due 8/15/2020	400	450
6.875%, Due 11/15/2020	320	363
4.875%, Due 4/15/2022	300	300
5.75%, Due 3/15/2023	400	425
Clayton Williams Energy, Inc., 7.75%, Due 4/1/2019	500	533
Comstock Resources, Inc., 9.50%, Due 6/15/2020	420	480

See accompanying notes

American Beacon High Yield Bond FundSM

Schedule of Investments

April 30, 2014 (Unaudited)

	Par Amount	Fair Value
	(000’s)	(000’s)
Drill Rigs Holdings, Inc., 6.50%, Due 10/1/2017H	$845	$871
Eagle Rock Energy Partners LP / Eagle Rock Energy Finance Corp., 8.375%, Due 6/1/2019K	500	540
Endeavor Energy Resources LP / EER Finance, Inc., 7.00%, Due 8/15/2021H K	135	142
Energy Transfer Equity LP, 7.50%, Due 10/15/2020K	700	807
Energy XXI Gulf Coast, Inc., 7.50%, Due 12/15/2021H	200	212
EnQuest plc, 7.00%, Due 4/15/2022H	200	205
EPL Oil & Gas, Inc., 8.25%, Due 2/15/2018	720	778
EV Energy Partner LP, 8.00%, Due 4/15/2019K	430	449
EXCO Resources, Inc., 8.50%, Due 4/15/2022	350	360
Expro Finance Luxembourg SCA, 8.50%, Due 12/15/2016H	400	418
Forbes Energy Services Ltd., 9.00%, Due 6/15/2019	185	189
Gastar Exploration, Inc., 8.625%, Due 5/15/2018H	495	510
Genesis Energy LP / Genesis Energy Finance Corp.,
7.875%, Due 12/15/2018K	80	86
5.75%, Due 2/15/2021K	355	369
Goodrich Petroleum Corp., 8.875%, Due 3/15/2019	500	524
Halcon Resources Corp.,
9.75%, Due 7/15/2020	100	107
8.875%, Due 5/15/2021	890	921
9.25%, Due 2/15/2022H	100	105
Hercules Offshore, Inc.,
10.25%, Due 4/1/2019H	755	844
7.50%, Due 10/1/2021H	345	348
Jones Energy Holdings LLC / Jones Energy Finance Corp., 6.75%, Due 4/1/2022B H	345	358
Key Energy Services, Inc., 6.75%, Due 3/1/2021	305	322
Kinder Morgan Finance Co. LLC, 6.00%, Due 1/15/2018B H	500	547
Kinder Morgan, Inc.,
5.00%, Due 2/15/2021H	100	100
5.625%, Due 11/15/2023H	200	200
Linn Energy LLC / Linn Energy Finance Corp.,
6.50%, Due 5/15/2019B	325	337
7.25%, Due 11/1/2019B H	250	258
8.625%, Due 4/15/2020B	700	755
7.75%, Due 2/1/2021B L	465	498
Magnum Hunter Resources Corp., 9.75%, Due 5/15/2020	925	1,026
MarkWest Energy Partners LP / MarkWest Energy Finance Corp., 4.50%, Due 7/15/2023K	510	497
McDermott International, Inc., 8.00%, Due 5/1/2021H	260	262
Memorial Production Partners LP / Memorial Production Finance Corp., 7.625%, Due 5/1/2021K	310	327
Midstates Petroleum Co., Inc./Midstates Petroleum Co., LLC, 9.25%, Due 6/1/2021B	730	746
Oasis Petroleum, Inc., 6.875%, Due 3/15/2022H	585	635
Ocean Rig UDW, Inc., 7.25%, Due 4/1/2019H	400	382
Offshore Group Investment Ltd.,
7.50%, Due 11/1/2019	505	525
7.125%, Due 4/1/2023	400	394
Pacific Drilling S.A., 5.375%, Due 6/1/2020H	350	340
Pacific Drilling V Ltd., 7.25%, Due 12/1/2017H	300	321
Penn Virginia Corp., 8.50%, Due 5/1/2020	615	683
Penn Virginia Resource Partners LP / Penn Virginia Resource Finance Corp.,
8.375%, Due 6/1/2020K	158	179
6.50%, Due 5/15/2021	300	323
PetroQuest Energy, Inc., 10.00%, Due 9/1/2017B	415	442
Pioneer Energy Services Corp., 6.125%, Due 3/15/2022H	330	338
QEP Resources, Inc.,
5.375%, Due 10/1/2022	300	301
5.25%, Due 5/1/2023	300	297
QR Energy LP / QRE Finance Corp., 9.25%, Due 8/1/2020K	775	829
Quicksilver Resources, Inc.,
7.00%, Due 6/21/2019H	100	99
9.125%, Due 8/15/2019	200	196
Range Resources Corp., 5.00%, Due 3/15/2023	270	275
Regency Energy Partners LP / Regency Energy Finance Corp.,
5.875%, Due 3/1/2022	275	288
4.50%, Due 11/1/2023K	95	90

See accompanying notes

American Beacon High Yield Bond FundSM

Schedule of Investments

April 30, 2014 (Unaudited)

	Par Amount	Fair Value
	(000’s)	(000’s)
Resolute Energy Corp., 8.50%, Due 5/1/2020	$750	$784
Rex Energy Corp., 8.875%, Due 12/1/2020	305	339
Rice Energy, Inc., 6.25%, Due 5/1/2022H	345	345
Rockies Express Pipeline LLC,
6.85%, Due 7/15/2018B H	135	143
6.00%, Due 1/15/2019B H	265	273
5.625%, Due 4/15/2020B H	395	396
6.875%, Due 4/15/2040B H	370	342
Sabine Pass Liquefaction LLC,
5.625%, Due 2/1/2021B	1,005	1,037
6.25%, Due 3/15/2022B H	320	336
5.625%, Due 4/15/2023B	430	434
Samson Investment Co., 10.75%, Due 2/15/2020H	815	860
Sanchez Energy Corp., 7.75%, Due 6/15/2021H	745	797
SandRidge Energy, Inc., 8.125%, Due 10/15/2022	280	303
Talos Production LLC, 9.75%, Due 2/15/2018B H	490	516
Targa Resources Partners LP / Targa Resources Partners Finance Corp.,
6.375%, Due 8/1/2022	190	203
5.25%, Due 5/1/2023K	295	295
Ultra Petroleum Corp., 5.75%, Due 12/15/2018H	325	342
W&T Offshore, Inc., 8.50%, Due 6/15/2019	845	912
WPX Energy, Inc., 6.00%, Due 1/15/2022	190	196

		38,227

Finance - 10.14%
Aircastle Ltd., 6.25%, Due 12/1/2019	295	318
Algeco Scotsman Global Finance PLC, 8.50%, Due 10/15/2018H	300	323
Ally Financial, Inc.,
5.50%, Due 2/15/2017	120	131
8.00%, Due 12/31/2018	200	239
7.50%, Due 9/15/2020	1,035	1,226
A-S Co-Issuer Subsidiary, Inc., 7.875%, Due 12/15/2020H	400	424
Aviv Healthcare Properties LP / Aviv Healthcare Capital Corp., 7.75%, Due 2/15/2019K	200	215
Bank of America Corp., 8.125%, Due 12/31/2049F	900	1,022
Bank One Capital III, 8.75%, Due 9/1/2030	275	368
CIT Group, Inc.,
5.50%, Due 2/15/2019H	100	108
5.375%, Due 5/15/2020	200	214
5.00%, Due 8/15/2022	800	818
Citigroup, Inc., 6.30%, Due 12/29/2049	500	498
CNL Lifestyle Properties, Inc., 7.25%, Due 4/15/2019	450	472
Cogent Communications Finance, Inc., 5.625%, Due 4/15/2021H	530	521
Crown Castle International Corp., 5.25%, Due 1/15/2023	305	313
Denali Borrower LLC, 5.625%, Due 10/15/2020B H	285	293
E*Trade Financial Corp.,
6.75%, Due 6/1/2016	105	114
6.375%, Due 11/15/2019	1,370	1,487
Fidelity & Guaranty Life Holdings, Inc., 6.375%, Due 4/1/2021H	100	107
Genworth Financial, Inc., 6.15%, Due 11/15/2066F	350	327
Geo Group, Inc.,
6.625%, Due 2/15/2021	175	188
5.125%, Due 4/1/2023	325	322
Hockey Merger Sub 2, Inc., 7.875%, Due 10/1/2021H	255	272
Icahn Enterprises LP / Icahn Enterprises Finance Corp., 5.875%, Due 2/1/2022H K	670	680
iStar Financial, Inc., 9.00%, Due 6/1/2017	270	317
JPMorgan Chase & Co., 6.00%, Due 12/29/2049	800	796
Nationwide Mutual Insurance Co., 9.375%, Due 8/15/2039H	190	292
Neuberger Berman Group LLC / Neuberger Berman Finance Corp., 5.875%, Due 3/15/2022B H	400	426
Nielsen Co., LUX SARL, 5.50%, Due 10/1/2021H	200	209
Nuveen Investments, Inc.,
5.50%, Due 9/15/2015	380	397
9.125%, Due 10/15/2017H	240	263
9.50%, Due 10/15/2020H	1,030	1,227

See accompanying notes

American Beacon High Yield Bond FundSM

Schedule of Investments

April 30, 2014 (Unaudited)

	Par Amount	Fair Value
	(000’s)	(000’s)
Opal Acquisition, Inc., 8.875%, Due 12/15/2021H	$325	$336
Oppenheimer Holdings, Inc., 8.75%, Due 4/15/2018	255	272
Provident Funding Associates LP / PFG Finance Corp.,
10.125%, Due 2/15/2019H K	255	279
6.75%, Due 6/15/2021H K	400	409
RHP Hotel Properties LP / RHP Finance Corp., 5.00%, Due 4/15/2021K	180	180
ROC Finance LLC, 12.125%, Due 9/1/2018B H	550	586
Royal Bank of Scotland Group PLC, 6.125%, Due 12/15/2022	900	958
SLM Corp.,
8.45%, Due 6/15/2018	300	354
5.50%, Due 1/15/2019	600	635
Stena AB, 7.00%, Due 2/1/2024H	540	547
Stena International S.A., 5.75%, Due 3/1/2024H	400	396
Synovus Financial Corp.,
5.125%, Due 6/15/2017	575	605
7.875%, Due 2/15/2019	540	617
TMX Finance LLC / TitleMax Finance Corp., 8.50%, Due 9/15/2018B H	325	346

		21,447

Manufacturing - 20.09%
Abengoa Finance SAU,
8.875%, Due 11/1/2017H	400	452
7.75%, Due 2/1/2020H	150	165
Accudyne Industries LLC, 7.75%, Due 12/15/2020B H	150	163
Activision Blizzard, Inc., 5.625%, Due 9/15/2021H	300	320
Advanced Micro Devices, Inc., 7.50%, Due 8/15/2022	725	754
Ainsworth Lumber Co. Ltd, 7.50%, Due 12/15/2017H	300	319
Aleris International, Inc., 7.875%, Due 11/1/2020	360	363
Allison Transmission, Inc., 7.125%, Due 5/15/2019H	600	648
ArcelorMittal,
4.25%, Due 8/5/2015	170	175
6.00%, Due 3/1/2021F	1,000	1,069
6.75%, Due 2/25/2022F	435	482
ARD Finance S.A., 11.125%, Due 6/1/2018G H	547	602
Ardagh Packaging Finance PLC, 7.00%, Due 11/15/2020H M	106	110
Ardagh Packaging Finance PLC / Ardagh Holdings USA, Inc.,
6.25%, Due 1/31/2019H M	200	209
6.75%, Due 1/31/2021H M	400	417
Axalta Coating Systems US Holdings Inc / Axalta Coating Systems Dutch Holding B, 7.375%, Due 5/1/2021H	300	329
Barminco Finance Property Ltd., 9.00%, Due 6/1/2018H	400	368
Beverage Packaging Holdings Luxembourg II SA, 6.00%, Due 6/15/2017H	345	355
Blackboard, Inc., 7.75%, Due 11/15/2019H	200	211
BMC Software Finance, Inc., 8.125%, Due 7/15/2021H	700	733
BMC Software, Inc., 7.25%, Due 6/1/2018	215	225
Boart Longyear Management Property Ltd.,
10.00%, Due 10/1/2018H	180	188
7.00%, Due 4/1/2021H	230	175
Bombardier, Inc., 6.125%, Due 1/15/2023H	500	511
Boxer Parent Company, Inc., 9.00%, Due 10/15/2019G H	450	441
Catalyst Paper Corp., 11.00%, Due 10/30/2017G	146	131
Cemex Finance LLC,
9.375%, Due 10/12/2022B H	200	231
6.00%, Due 4/1/2024H	200	200
Cemex SAB de CV,
9.00%, Due 1/11/2018H	400	432
5.875%, Due 3/25/2019H	200	206
Chrysler Group LLC / CG Co-Issuer, Inc.,
8.00%, Due 6/15/2019B H	375	410
8.25%, Due 6/15/2021B H	300	337
Consol Energy, Inc.,
8.25%, Due 4/1/2020	500	544
5.875%, Due 4/15/2022H	100	103

See accompanying notes

American Beacon High Yield Bond FundSM

Schedule of Investments

April 30, 2014 (Unaudited)

	Par Amount	Fair Value
	(000’s)	(000’s)
Consolidated Container Co. LLC/Consolidated Container Capital, Inc., 10.125%, Due 7/15/2020B H	$350	$364
Constellium N.V., 5.75%, Due 5/15/2024H	500	500
CPG Merger Sub LLC, 8.00%, Due 10/1/2021B H	365	390
Eagle Spinco, Inc., 4.625%, Due 2/15/2021H	535	532
Eldorado Gold Corp., 6.125%, Due 12/15/2020H	630	632
First Data Corp.,
8.25%, Due 1/15/2021H	800	863
11.25%, Due 1/15/2021	100	114
11.75%, Due 8/15/2021	325	347
First Quantum Minerals Ltd.,
6.75%, Due 2/15/2020H	400	404
7.00%, Due 2/15/2021H	343	348
FMG Resources August 2006 Property Ltd.,
6.875%, Due 2/1/2018H	500	528
8.25%, Due 11/1/2019H	870	960
6.875%, Due 4/1/2022H	790	844
Gardner Denver, Inc., 6.875%, Due 8/15/2021H	885	908
Gibraltar Industries, Inc., 6.25%, Due 2/1/2021	350	371
Goodyear Tire & Rubber Co., 6.50%, Due 3/1/2021	700	757
Horsehead Holding Corp., 10.50%, Due 6/1/2017H	380	426
INEOS Group Holdings S.A., 5.875%, Due 2/15/2019H	200	204
K Hovnanian Enterprises, Inc., 7.25%, Due 10/15/2020H	230	249
KB Home,
4.75%, Due 5/15/2019	100	100
7.00%, Due 12/15/2021	100	107
7.50%, Due 9/15/2022	500	547
Liberty Tire Recycling LLC, 11.00%, Due 10/1/2016B H	325	315
Louisiana-Pacific Corp., 7.50%, Due 6/1/2020	375	414
Mcron Finance Sub LLC, 8.375%, Due 5/15/2019B H	108	119
Meritor, Inc., 6.75%, Due 6/15/2021	200	212
Midwest Vanadium Property Ltd., 11.50%, Due 2/15/2018H	200	106
Milacron LLC, 7.75%, Due 2/15/2021B H	315	345
Momentive Performance Materials, Inc., 8.875%, Due 10/15/2020	305	330
Mueller Water Products, Inc., 7.375%, Due 6/1/2017	290	294
Murray Energy Corp., 8.625%, Due 6/15/2021H	300	326
Navistar International Corp., 8.25%, Due 11/1/2021	375	382
NCR Corp.,
5.00%, Due 7/15/2022	125	127
6.375%, Due 12/15/2023H	60	64
Norske Skogindustrier ASA, 6.125%, Due 10/15/2015H	550	481
Novelis, Inc., 8.75%, Due 12/15/2020	500	558
Nuance Communications, Inc., 5.375%, Due 8/15/2020H	330	332
Nufarm Australia Ltd., 6.375%, Due 10/15/2019H	290	299
OAS Financial Ltd., 8.875%, Due 4/29/2049	100	97
OAS Investments GmbH, 8.25%, Due 10/19/2019H	230	235
Olin Corp., 5.50%, Due 8/15/2022	500	514
Orion Engineered Carbons Bondco GmbH, 9.625%, Due 6/15/2018H	200	216
Orion Engineered Carbons Finance & Co. SCA, 9.25%, Due 8/1/2019G H	200	209
Oshkosh Corp., 5.375%, Due 3/1/2022H	200	205
Peabody Energy Corp.,
7.375%, Due 11/1/2016	500	561
6.25%, Due 11/15/2021	400	406
Pittsburgh Glass Works LLC, 8.00%, Due 11/15/2018B H	295	322
Plastipak Holdings, Inc., 6.50%, Due 10/1/2021H	230	239
Quiksilver Inc / QS Wholesale, Inc., 10.00%, Due 8/1/2020	335	380
Rain CII Carbon LLC / CII Carbon Corp., 8.25%, Due 1/15/2021B H	300	312
Reliance Intermediate Holdings LP, 9.50%, Due 12/15/2019H K	760	821
Rentech Nitrogen Partners LP, 6.50%, Due 4/15/2021H K	455	448
Rockwood Specialties Group, Inc., 4.625%, Due 10/15/2020	310	318
Schaeffler Finance BV, 8.50%, Due 2/15/2019H	200	225
Signode Industrial Group Lux SA/Signode Industrial Group US, Inc., 6.375%, Due 5/1/2022H	375	379
SIWF Merger Sub, Inc., 6.25%, Due 6/1/2021H	325	338
Smurfit Kappa Treasury Funding Ltd., 7.50%, Due 11/20/2025	600	681

See accompanying notes

American Beacon High Yield Bond FundSM

Schedule of Investments

April 30, 2014 (Unaudited)

	Par Amount	Fair Value
	(000’s)	(000’s)
SRA International, Inc., 11.00%, Due 10/1/2019	$200	$211
Stackpole International Intermediate Co., 7.75%, Due 10/15/2021H	360	385
Standard Pacific Corp., 6.25%, Due 12/15/2021	300	321
SunGard Availability Services Capital, Inc., 8.75%, Due 4/1/2022H	300	290
SunGard Data Systems, Inc., 6.625%, Due 11/1/2019	450	471
Taylor Morrison Communities Inc / Monarch Communities, Inc., 5.625%, Due 3/1/2024H	200	197
Taylor Morrison Communities, Inc.,
7.75%, Due 4/15/2020H	613	673
5.25%, Due 4/15/2021H	445	449
Terex Corp., 6.00%, Due 5/15/2021	435	466
Texas Industries, Inc., 9.25%, Due 8/15/2020	230	263
Toll Brothers Finance, Corp., 5.625%, Due 1/15/2024	300	311
TPC Group, Inc., 8.75%, Due 12/15/2020H	660	728
TransDigm, Inc., 7.50%, Due 7/15/2021	385	423
Tronox Finance LLC, 6.375%, Due 8/15/2020B	320	326
US Concrete, Inc., 8.50%, Due 12/1/2018H	295	319
Verso Paper Holdings LLC / Verso Paper, Inc., 11.75%, Due 1/15/2019B	740	668
Viasystems, Inc., 7.875%, Due 5/1/2019H	460	490
Wolverine World Wide, Inc., 6.125%, Due 10/15/2020	210	227
Xerium Technologies, Inc., 8.875%, Due 6/15/2018	395	423
Zachry Holdings, Inc., 7.50%, Due 2/1/2020H	355	384

		42,508

Service - 26.76%
Acadia Healthcare Co., Inc., 12.875%, Due 11/1/2018	231	277
ADT Corp., 6.25%, Due 10/15/2021H	145	151
Ahern Rentals, Inc., 9.50%, Due 6/15/2018H	560	623
Alere, Inc.,
7.25%, Due 7/1/2018	400	439
6.50%, Due 6/15/2020	725	761
AMC Entertainment, Inc., 9.75%, Due 12/1/2020	210	242
Arcos Dorados Holdings, Inc., 6.625%, Due 9/27/2023H	325	337
Avis Budget Car Rental LLC, 2.986%, Due 12/1/2017B H	775	780
Aviv Healthcare Properties LP / Aviv Healthcare Capital Corp., 6.00%, Due 10/15/2021K	100	105
Biomet, Inc.,
6.50%, Due 8/1/2020	200	219
6.50%, Due 10/1/2020	495	540
Boyd Gaming Corp., 9.00%, Due 7/1/2020	455	503
Cablevision Systems Corp.,
8.00%, Due 4/15/2020	300	347
5.875%, Due 9/15/2022	225	228
Caesars Entertainment Operating Co., Inc.,
11.25%, Due 6/1/2017	975	930
12.75%, Due 4/15/2018	400	208
8.50%, Due 2/15/2020	100	86
9.00%, Due 2/15/2020	300	262
Carmike Cinemas, Inc., 7.375%, Due 5/15/2019	200	218
Carrols Restaurant Group, Inc., 11.25%, Due 5/15/2018	300	344
CCO Holdings LLC / CCO Holdings Capital Corp.,
5.25%, Due 9/30/2022B	500	500
5.75%, Due 9/1/2023	575	580
CEC Entertainment, Inc., 8.00%, Due 2/15/2022H	325	333
Cengage Learning Acquisitions, Inc., 11.50%, Due 4/15/2020H	75	—
Cenveo Corp.,
11.50%, Due 5/15/2017	360	353
8.875%, Due 2/1/2018	950	981
CHS/Community Health Systems, Inc.,
5.125%, Due 8/15/2018	100	105
8.00%, Due 11/15/2019	200	219
7.125%, Due 7/15/2020	300	322
6.875%, Due 2/1/2022H	680	705
Clean Harbors, Inc., 5.125%, Due 6/1/2021	325	329
Clear Channel Communications, Inc., 9.00%, Due 3/1/2021	1,470	1,561

See accompanying notes

American Beacon High Yield Bond FundSM

Schedule of Investments

April 30, 2014 (Unaudited)

	Par Amount	Fair Value
	(000’s)	(000’s)
Clear Channel Worldwide Holdings, Inc.,
7.625%, Due 3/15/2020	$1,240	$1,333
6.50%, Due 11/15/2022	350	373
Columbus International, Inc., 7.375%, Due 3/30/2021H	400	418
Covanta Holding Corp., 5.875%, Due 3/1/2024	350	357
Crown Media Holdings, Inc., 10.50%, Due 7/15/2019	235	267
CSC Holdings LLC, 6.75%, Due 11/15/2021B	900	1,002
CST Brands, Inc., 5.00%, Due 5/1/2023	335	332
Cumulus Media Holdings, Inc., 7.75%, Due 5/1/2019	975	1,037
CyrusOne LP / CyrusOne Finance Corp., 6.375%, Due 11/15/2022K	235	250
Dave & Buster’s, Inc., 11.00%, Due 6/1/2018	350	371
DaVita, Inc., 5.75%, Due 8/15/2022	200	212
DISH DBS Corp.,
7.125%, Due 2/1/2016	400	437
7.875%, Due 9/1/2019	230	273
5.875%, Due 7/15/2022	300	324
5.00%, Due 3/15/2023	875	893
DreamWorks Animation SKG, Inc., 6.875%, Due 8/15/2020H	250	271
DynCorp International, Inc., 10.375%, Due 7/1/2017	430	455
Endo Finance LLC, 5.75%, Due 1/15/2022B H	350	361
EnergySolutions Inc./EnergySolutions LLC, 10.75%, Due 8/15/2018B	525	550
Entercom Radio LLC, 10.50%, Due 12/1/2019B	370	427
Equinix, Inc., 5.375%, Due 4/1/2023	900	915
Felcor Lodging LP, 5.625%, Due 3/1/2023K	475	481
First Data Corp., 12.625%, Due 1/15/2021	525	630
Fontainebleau Las Vegas Holdings LLC, 10.25%, Due 6/15/2015B F H I L	800	3
Gannett Company, Inc.,
5.125%, Due 7/15/2020H	100	104
6.375%, Due 10/15/2023H	400	424
Golden Nugget Escrow, Inc., 8.50%, Due 12/1/2021H	505	519
Gray Television, Inc., 7.50%, Due 10/1/2020	655	704
Grifols Worldwide Operations Ltd., 5.25%, Due 4/1/2022H	200	203
Guitar Center, Inc., 9.625%, Due 4/15/2020H	345	323
Harron Communications LP/Harron Finance Corp., 9.125%, Due 4/1/2020H K	310	349
HCA Holdings, Inc.,
6.25%, Due 2/15/2021	100	106
7.75%, Due 5/15/2021	250	275
HCA, Inc.,
7.50%, Due 2/15/2022	400	456
5.875%, Due 3/15/2022	200	215
4.75%, Due 5/1/2023	475	467
5.875%, Due 5/1/2023	500	509
5.00%, Due 3/15/2024	525	520
Hertz Corp.,
6.75%, Due 4/15/2019	400	429
6.25%, Due 10/15/2022	300	321
Hilton Worldwide Finance LLC, 5.625%, Due 10/15/2021B H	320	334
Hologic, Inc., 6.25%, Due 8/1/2020	300	317
iPayment Holdings, Inc., 7.50%, Due 11/15/2018G	219	75
iPayment, Inc., 10.25%, Due 5/15/2018	375	263
Isle of Capri Casinos, Inc.,
7.75%, Due 3/15/2019	150	161
8.875%, Due 6/15/2020	270	284
JC Penney Corp., Inc., 6.875%, Due 10/15/2015	915	886
Jo-Ann Stores Holdings, Inc., 9.75%, Due 10/15/2019G H	275	287
Kinetic Concepts Inc / KCI USA, Inc., 12.50%, Due 11/1/2019	305	355
L Brands, Inc., 5.625%, Due 10/15/2023	320	334
Landry’s, Inc., 9.375%, Due 5/1/2020H	400	441
LBI Media, Inc.,
10.00%, Due 4/15/2019H	510	533
4.25%, Due 4/15/2020G H	310	291
Lee Enterprises, Inc., 9.50%, Due 3/15/2022H	250	259
MGM Resorts International,

See accompanying notes

American Beacon High Yield Bond FundSM

Schedule of Investments

April 30, 2014 (Unaudited)

	Par Amount	Fair Value
	(000’s)	(000’s)
6.625%, Due 7/15/2015	$200	$212
11.375%, Due 3/1/2018	250	324
6.75%, Due 10/1/2020	335	370
6.625%, Due 12/15/2021	615	677
7.75%, Due 3/15/2022	375	435
Michaels Finco Holdings, Inc., 7.50%, Due 8/1/2018G H	225	232
Midcontinent Communications & Finance Corp., 6.25%, Due 8/1/2021H	490	507
Monitronics International, Inc., 9.125%, Due 4/1/2020	485	516
MTR Gaming Group, Inc., 11.50%, Due 8/1/2019	295	332
National CineMedia LLC, 7.875%, Due 7/15/2021B	100	110
NBTY, Inc., 9.00%, Due 10/1/2018	360	386
NCL Corp Ltd., 5.00%, Due 2/15/2018	195	201
Neiman Marcus Group LTD LLC, 8.75%, Due 10/15/2021G H	335	370
New Look Bondco I PLC, 8.375%, Due 5/14/2018H	400	426
Nextstar Broadcasting, Inc., 6.875%, Due 11/15/2020	495	530
Nielsen Finance LLC / Nielsen Finance Co., 5.00%, Due 4/15/2022H	200	201
NPC International Inc / NPC Operating Co. A Inc / NPC Operating Co B, Inc., 10.50%, Due 1/15/2020	350	400
Numericable Group S.A., 6.00%, Due 5/15/2022H	250	256
Par Pharmaceutical Cos., Inc., 7.375%, Due 10/15/2020	300	326
PF Chang’s China Bistro, Inc., 10.25%, Due 6/30/2020H	300	312
PHH Corp., 6.375%, Due 8/15/2021	275	285
Pinnacle Entertainment, Inc., 7.75%, Due 4/1/2022	330	358
PNK Finance Corp., 6.375%, Due 8/1/2021H	325	341
Quad/Graphics, Inc., 7.00%, Due 5/1/2022H	315	315
Radio One, Inc., 9.25%, Due 2/15/2020H	1,175	1,249
Radio Systems Corp., 8.375%, Due 11/1/2019H	200	219
Regal Entertainment Group, 5.75%, Due 3/15/2022	195	201
Rite Aid Corp., 8.00%, Due 8/15/2020	290	320
Safway Group Holding LLC, 7.00%, Due 5/15/2018B H	300	318
Select Medical Corp., 6.375%, Due 6/1/2021	340	350
Serta Simmons Holdings LLC, 8.125%, Due 10/1/2020B H	425	466
Service Corp International, 7.50%, Due 4/1/2027	350	374
Service Corporation International, 5.375%, Due 5/15/2024H	350	353
Sirius XM Radio, Inc., 5.25%, Due 8/15/2022H	155	167
Starz LLC / Starz Finance Corp., 5.00%, Due 9/15/2019B	345	358
Tenet Healthcare Corp.,
5.00%, Due 3/1/2019H	100	100
8.00%, Due 8/1/2020	460	500
8.125%, Due 4/1/2022	670	743
6.875%, Due 11/15/2031	250	232
United Rentals North America, Inc.,
7.375%, Due 5/15/2020	125	138
7.625%, Due 4/15/2022	470	529
5.75%, Due 11/15/2024	300	311
Universal Hospital Services, Inc., 7.625%, Due 8/15/2020	300	321
Univision Communications, Inc., 6.75%, Due 9/15/2022H	250	275
Valeant Pharmaceuticals International, Inc.,
7.50%, Due 7/15/2021H	200	223
5.625%, Due 12/1/2021H	550	572
Videotron Ltd., 5.375%, Due 6/15/2024H	200	202
Visant Corp., 10.00%, Due 10/1/2017	820	770
VPI Escrow Corp., 6.375%, Due 10/15/2020H	920	989
VTR Finance BV, 6.875%, Due 1/15/2024H	750	782
WMG Acquisition Corp.,
5.625%, Due 4/15/2022H	200	203
6.75%, Due 4/15/2022H	600	605

		56,596

Telecommunications - 10.36%
Alcatel-Lucent USA, Inc., 6.75%, Due 11/15/2020H	500	525
Altice S.A., 7.75%, Due 5/15/2022H	600	626
Avanti Communications Group PLC, 10.00%, Due 10/1/2019H M	300	323

See accompanying notes

American Beacon High Yield Bond FundSM

Schedule of Investments

April 30, 2014 (Unaudited)

	Par Amount	Fair Value
	(000’s)	(000’s)
Avaya, Inc.,
9.00%, Due 4/1/2019H	$450	$465
10.50%, Due 3/1/2021H	375	341
Brightstar Corp., 9.50%, Due 12/1/2016H	250	271
CenturyLink, Inc.,
5.80%, Due 3/15/2022	300	308
6.75%, Due 12/1/2023	300	322
Cincinnati Bell, Inc., 8.75%, Due 3/15/2018	865	907
Consolidated Communications Finance Co., 10.875%, Due 6/1/2020	195	226
Digicel Group Ltd.,
8.25%, Due 9/30/2020H	300	320
7.125%, Due 4/1/2022H	600	603
Digicel Ltd., 6.00%, Due 4/15/2021H	200	203
eAccess Ltd., 8.25%, Due 4/1/2018H	300	326
EarthLink Holdings Corp.,
8.875%, Due 5/15/2019	255	255
7.375%, Due 6/1/2020	360	375
Frontier Communications Corp.,
8.50%, Due 4/15/2020	400	466
8.75%, Due 4/15/2022	200	228
7.875%, Due 1/15/2027	100	101
Hughes Satellite Systems Corp., 7.625%, Due 6/15/2021	185	209
Intelsat Jackson Holdings S.A.,
7.25%, Due 10/15/2020	400	432
7.50%, Due 4/1/2021	300	329
6.625%, Due 12/15/2022H	610	627
Intelsat Luxembourg S.A.,
7.75%, Due 6/1/2021	410	427
8.125%, Due 6/1/2023	565	593
Level 3 Financing, Inc.,
3.846%, Due 1/15/2018H	775	786
7.00%, Due 6/1/2020	550	594
8.625%, Due 7/15/2020	190	213
6.125%, Due 1/15/2021H	170	179
Millicom International Cellular S.A., 6.625%, Due 10/15/2021H	400	417
NII Capital Corp.,
10.00%, Due 8/15/2016	600	225
7.625%, Due 4/1/2021	390	116
Nokia OYJ, 6.625%, Due 5/15/2039	665	713
Oi S.A., 5.75%, Due 2/10/2022H	325	319
Sprint Capital Corp., 8.75%, Due 3/15/2032	395	442
Sprint Corp.,
7.875%, Due 9/15/2023H	580	639
7.125%, Due 6/15/2024H	200	210
Sprint Nextel Corp.,
8.375%, Due 8/15/2017	100	118
9.00%, Due 11/15/2018H	500	609
7.00%, Due 3/1/2020H	100	115
7.00%, Due 8/15/2020	515	560
11.50%, Due 11/15/2021	730	977
6.00%, Due 11/15/2022	600	605
T-Mobile USA, Inc.,
6.542%, Due 4/28/2020	300	323
6.633%, Due 4/28/2021	300	324
6.125%, Due 1/15/2022	100	105
6.50%, Due 1/15/2024	100	105
VimpelCom Holdings BV, 7.504%, Due 3/1/2022H	265	260
Virgin Media Finance PLC,
4.875%, Due 2/15/2022M	125	113
6.375%, Due 4/15/2023H M	255	268
Virgin Media Secured Finance PLC,
5.375%, Due 4/15/2021H M	350	359
5.50%, Due 1/15/2025H M	400	403

See accompanying notes

American Beacon High Yield Bond FundSM

Schedule of Investments

April 30, 2014 (Unaudited)

	Par Amount	Fair Value
	(000’s)	(000’s)
WaveDivision Escrow LLC / WaveDivision Escrow Corp., 8.125%, Due 9/1/2020B H	$295	$316
Wind Acquisition Finance S.A.,
7.25%, Due 2/15/2018H	325	342
7.375%, Due 4/23/2021H	900	924
Windstream Corp., 7.50%, Due 6/1/2022	405	432

		21,919

Transportation - 2.07%
Bristow Group, Inc., 6.25%, Due 10/15/2022	310	332
CHC Helicopter S.A.,
9.25%, Due 10/15/2020	450	484
9.375%, Due 6/1/2021	100	104
Eletson Holdings, 9.625%, Due 1/15/2022H	265	282
Florida East Coast Holdings Corp.,
6.75%, Due 5/1/2019H	420	432
9.75%, Due 5/1/2020H	100	103
HD Supply, Inc., 7.50%, Due 7/15/2020	745	807
Horizon Lines LLC,
11.00%, Due 10/15/2016B	125	125
13.00%, Due 10/15/2016B G	249	220
Martin Midstream Partners LP / Martin Midstream Finance Corp., 7.25%, Due 2/15/2021H K	760	792
Syncreon Group BV, 8.625%, Due 11/1/2021H	400	415
Watco Cos. LLC, 6.375%, Due 4/1/2023B H	270	273

		4,369

Utilities - 2.79%
AES Corp., 9.75%, Due 4/15/2016	210	243
Calpine Corp.,
7.875%, Due 7/31/2020H	80	88
7.50%, Due 2/15/2021H	578	631
6.00%, Due 1/15/2022H	100	106
5.875%, Due 1/15/2024H	100	103
Elwood Energy LLC, 8.159%, Due 7/5/2026B	245	270
Energy Future Intermediate Holding Co. LLC / EFIH Finance, Inc., 10.00%, Due 12/1/2020B	575	609
GenOn Energy, Inc., 9.50%, Due 10/15/2018	390	412
InterGen N.V., 7.00%, Due 6/30/2023H	400	420
NRG Energy, Inc.,
7.625%, Due 1/15/2018	225	255
7.875%, Due 5/15/2021	635	704
6.25%, Due 7/15/2022H	815	842
6.25%, Due 5/1/2024H	170	171
Sabine Pass LNG LP, 7.50%, Due 11/30/2016K	445	494
Texas Competitive Electric Holdings Co. LLC, 11.50%, Due 10/1/2020B H	700	560

		5,908

Total Corporate Obligations (Cost $194,967)		200,414

	Shares
SHORT-TERM INVESTMENTS - 4.01% (Cost $8,474)
JPMorgan U.S. Government Money Market Fund, Capital Class	8,474,125	8,474

TOTAL INVESTMENTS - 99.61% (Cost $207,243)		210,705
OTHER ASSETS, NET OF LIABILITIES - 0.39%		833

TOTAL NET ASSETS - 100.00%		$211,538

Percentages are stated as a percent of net assets.

A	Fair valued pursuant to procedures approved by the Board of Trustees.
B	LLC - Limited Liability Company.
C	Non-income producing security.
D	Illiquid.

See accompanying notes

American Beacon High Yield Bond FundSM

Schedule of Investments

April 30, 2014 (Unaudited)

E	Call.
F	The coupon rate shown on floating or adjustable rate securities represents the rate at period end. The due date on these types of securities reflects the final maturity date.
G	Is Payment in Kind. See Note 4 in the Notes to Financial Statements.
H	Security exempt from registration under the Securities Act of 1933. These securities may be resold to qualified institutional buyers pursuant to Rule 144A. At the period end, the value of these securities amounted to $85,518 or 40.42% of net assets. The Fund has no right to demand registration of these securities.
I	In Default
J	Step Up/Down - A scheduled increase in the exercise or conversion price at which a warrant, an option, or a convertible security may be used to acquire shares of common stock.
K	Limited Partnership.
L	Non-voting participating shares.
M	PLC - Public Limited Company.

See accompanying notes

American Beacon Retirement Income and Appreciation FundSM

Schedule of Investments

April 30, 2014 (Unaudited)

	Shares	Fair Value
		(000’s)
COMMON STOCKS - 4.11% (Cost $3,159)
CONSUMER DISCRETIONARY- 0.43%
Household Durables - 0.43%
Lennar Corp., Class A	7,220	$279
Toll Brothers, Inc.A	3,240	111

Total Consumer Discretionary		390

ENERGY- 0.65%
Energy Equipment & Services - 0.30%
Schlumberger Ltd.	2,670	271

Oil & Gas - 0.35%
Continental Resources, Inc.A	2,300	319

FINANCIALS- 1.62%
Banks - 0.26%
First Republic Bank	4,730	240

Diversified Financials - 1.36%
Citigroup, Inc.	5,120	245
Franklin Resources, Inc.	4,175	219
JPMorgan Chase & Co.	4,655	261
T. Rowe Price Group, Inc.	3,235	265
Wells Fargo & Co.	5,150	256

		1,246

HEALTH CARE- 0.30%
Pharmaceuticals - 0.30%
Mylan, Inc.A	5,425	275

INDUSTRIALS- 0.56%
Construction & Engineering - 0.29%
Chicago Bridge & Iron Co. NV	3,335	267

Diversified Manufacturing - 0.27%
Eaton Corp., PLCB	3,390	246

INFORMATION TECHNOLOGY- 0.55%
Computers & Peripherals - 0.28%
Apple, Inc.	435	257

Internet Software & Services - 0.27%
eBay, Inc.A	4,715	244

Total Common Stocks (Cost $3,159)		3,755

PREFERRED STOCKS - 3.36% (Cost $2,773)
ENERGY- 0.35%
Oil & Gas - 0.35%
Chesapeake Energy Corp., 5.75%, Due 12/31/2049C D	265	318

FINANCE- 1.06%
Insurance - 0.56%
MetLife, Inc., 5.00%, Due 3/26/2014	16,915	515

Other Finance - 0.50%
AMG Capital Trust II, 5.15%, Due 10/15/2037	7,300	457

MANUFACTURING- 1.18%
Aerospace/Defense - 0.51%
United Technologies Corp., 7.50%, Due 8/1/2015	7,035	465

Machinery - 0.56%
Stanley Black & Decker, Inc., 4.75%, Due 11/17/2015	3,876	505

Metals/Mining - 0.11%
Cliffs Natural Resources, Inc., 7.00%, Due 2/1/2016	5,390	102

TELECOMMUNICATIONS- 0.26%
Telecom - 0.26%
Crown Castle International Corp., 4.50%, Due 11/01/2016E	2,380	235

See accompanying notes

American Beacon Retirement Income and Appreciation FundSM

Schedule of Investments

April 30, 2014 (Unaudited)

	Shares	Fair Value
		(000’s)
TRANSPORTATION- 0.25%
Other Transportation - 0.25%
Genesee & Wyoming, Inc., 5.00%, Due 10/01/2015	1,765	$229

UTILITIES- 0.26%
Electric - 0.26%
NextEra Energy, Inc., 5.60%, Due 6/1/2015	3,665	242

Total Preferred Stocks (Cost $2,773)		3,068

	Par Amount
	(000’s)
CONVERTIBLE OBLIGATIONS - 16.58%
Consumer - 0.26%
Jarden Corp.,
1.50%, Due 6/15/2019D	$100	118
1.125%, Due 3/15/2034D	120	120

		238

Energy - 0.28%
SEACOR Holdings, Inc., 2.50%, Due 12/15/2027	100	116
Stone Energy Corp., 1.75%, Due 3/1/2017	109	144

		260

Finance - 1.36%
Ares Capital Corp., 4.75%, Due 1/15/2018	285	305
MGIC Investment Corp.,
5.00%, Due 5/1/2017	98	113
2.00%, Due 4/1/2020	81	115
Portfolio Recovery Associates, Inc., 3.00%, Due 8/1/2020D	90	106
WellPoint, Inc., 2.75%, Due 10/15/2042	415	606

		1,245

Information Technology - 0.28%
Liberty Interactive LLC, 0.75%, Due 3/30/2043F	200	259

Manufacturing - 8.21%
Cemex SAB de CV, 3.25%, Due 3/15/2016	100	141
Citrix Systems, Inc., 0.50%, Due 4/15/2019D	225	225
Cornerstone OnDemand, Inc., 1.50%, Due 7/1/2018D	80	83
Danaher Corp., 0.01%, Due 1/22/2021	150	320
Dealertrack Technologies, Inc., 1.50%, Due 3/15/2017	150	204
Electronic Arts, Inc., 0.75%, Due 7/15/2016	390	443
Emulex Corp., 1.75%, Due 11/15/2018D	120	119
Fluidigm Corp., 2.75%, Due 2/1/2034	222	235
InvenSense, Inc., 1.75%, Due 11/1/2018D	225	270
KB Home, 1.375%, Due 2/1/2019	140	138
Lam Research Corp., 0.50%, Due 5/15/2016	172	200
Linear Technology Corp., 3.00%, Due 5/1/2027	110	127
Medidata Solutions, Inc., 1.00%, Due 8/1/2018D	167	170
NetSuite, Inc., 0.25%, Due 6/1/2018D	98	101
Novellus Systems, Inc., 2.625%, Due 5/15/2041	215	382
NVIDIA Corp., 1.00%, Due 12/1/2018D	430	485
ON Semiconductor Corp., 2.625%, Due 12/15/2026	108	131
Proofpoint, Inc., 1.25%, Due 12/15/2018D	115	115
RTI International Metals, Inc., 3.00%, Due 12/1/2015	215	229
Salesforce.com, Inc., 0.25%, Due 4/1/2018	600	658
SanDisk Corp., 0.50%, Due 10/15/2020D	730	827
ServiceNow, Inc., 0.01%, Due 11/1/2018D	325	324
Standard Pacific Corp., 1.25%, Due 8/1/2032	215	258
Take-Two Interactive Software, Inc.,
1.75%, Due 12/1/2016	105	132
1.00%, Due 7/1/2018	95	111
Tesla Motors, Inc.,
0.25%, Due 3/1/2019	120	111

See accompanying notes

American Beacon Retirement Income and Appreciation FundSM

Schedule of Investments

April 30, 2014 (Unaudited)

	Par Amount	Fair Value
	(000’s)	(000’s)
1.25%, Due 3/1/2021	$360	$327
Toll Brothers Finance Corp., 0.50%, Due 9/15/2032	220	228
Trinity Industries, Inc., 3.875%, Due 6/1/2036	140	233
Workday, Inc., 0.75%, Due 7/15/2018D	150	173

		7,500

Service - 5.59%
BioMarin Pharmaceutical, Inc.,
0.75%, Due 10/15/2018	156	160
1.50%, Due 10/15/2020	155	160
Cepheid, Inc., 1.25%, Due 2/1/2021D	110	111
Cubist Pharmaceuticals, Inc.,
1.125%, Due 9/1/2018D	255	291
1.875%, Due 9/1/2020D	65	75
Gilead Sciences, Inc., 1.625%, Due 5/1/2016	205	706
Hologic, Inc., 2.00%, Due 12/15/2037G	415	467
HomeAway, Inc., 0.125%, Due 4/1/2019D	115	111
Illumina, Inc., 0.25%, Due 3/15/2016D	290	493
Integra LifeSciences Holdings Corp., 1.625%, Due 12/15/2016	440	465
Liberty Media Corp., 1.375%, Due 10/15/2023D	250	241
MGM Resorts International, 4.25%, Due 4/15/2015	304	434
Omnicom Group, Inc., 0.01%, Due 7/31/2032	345	434
priceline.com, Inc.,
1.00%, Due 3/15/2018	360	503
0.35%, Due 6/15/2020D	170	202
Salix Pharmaceuticals Ltd., 1.50%, Due 3/15/2019	85	151
SINA Corp., 1.00%, Due 12/1/2018D	115	104

		5,108

Telecommunications - 0.27%
Finisar Corp., 0.50%, Due 12/15/2033D	215	246

Transportation - 0.33%
Greenbrier Cos., Inc., 3.50%, Due 4/1/2018	195	301

Total Convertible Obligations (Cost $13,143)		15,157

CORPORATE OBLIGATIONS - 35.01%
Consumer - 1.04%
Altria Group, Inc., 4.75%, Due 5/5/2021	300	329
Anheuser-Busch InBev Worldwide, Inc., 8.00%, Due 11/15/2039	100	151
Kellogg Co., 1.875%, Due 11/17/2016	150	153
SABMiller Holdings, Inc., 4.95%, Due 1/15/2042D	300	322

		955

Energy - 1.66%
Apache Corp., 5.10%, Due 9/1/2040	130	139
Canadian Natural Resources Ltd., 6.25%, Due 3/15/2038	275	337
Devon Energy Corp., 4.75%, Due 5/15/2042	300	304
EOG Resources, Inc., 2.50%, Due 2/1/2016	250	257
TransCanada PipeLines Ltd.,
3.75%, Due 10/16/2023	300	307
6.10%, Due 6/1/2040	140	170

		1,514

Finance - 17.12%
AEGON Funding Co. LLC, 5.75%, Due 12/15/2020F	250	288
American International Group, Inc.,
6.40%, Due 12/15/2020	275	332
4.875%, Due 6/1/2022	400	445
Bank of America Corp.,
7.80%, Due 9/15/2016	600	686
4.125%, Due 1/22/2024	1,000	1,014
Bank One Corp., 4.90%, Due 4/30/2015	250	260
Barclays Bank PLC, 6.75%, Due 5/22/2019B	200	240
Bear Stearns Cos. LLC, 7.25%, Due 2/1/2018F	425	505
BNP Paribas S.A., 3.60%, Due 2/23/2016	280	294

See accompanying notes

American Beacon Retirement Income and Appreciation FundSM

Schedule of Investments

April 30, 2014 (Unaudited)

	Par Amount	Fair Value
	(000’s)	(000’s)
Citigroup, Inc., 8.50%, Due 5/22/2019	$650	$828
Fifth Third Bancorp, 3.625%, Due 1/25/2016	275	288
General Electric Capital Corp.,
5.625%, Due 5/1/2018	250	287
6.00%, Due 8/7/2019	300	354
5.50%, Due 1/8/2020	150	173
Goldman Sachs Group, Inc.,
5.35%, Due 1/15/2016	475	510
6.25%, Due 9/1/2017	550	629
6.00%, Due 6/15/2020	835	965
ING Bank N.V.,
5.125%, Due 5/1/2015D	300	311
3.75%, Due 3/7/2017D	1,100	1,171
JPMorgan Chase & Co.,
0.563%, Due 6/13/2016G	375	373
5.50%, Due 10/15/2040	350	395
Lloyds TSB Bank PLC, 4.375%, Due 1/12/2015B D	300	308
Merrill Lynch & Co. Inc., 6.11%, Due 1/29/2037	275	310
MetLife, Inc., 6.375%, Due 6/15/2034	400	512
Morgan Stanley,
0.706%, Due 10/15/2015G	400	400
7.30%, Due 5/13/2019	530	643
5.625%, Due 9/23/2019	150	171
National Australia Bank Ltd., 4.375%, Due 12/10/2020D	250	272
Nordea Bank AB, 4.875%, Due 1/27/2020D	250	278
Prudential Financial, Inc., 7.375%, Due 6/15/2019	250	309
Simon Property Group LP, 10.35%, Due 4/1/2019E H	300	407
Svenska Handelsbanken AB, 2.875%, Due 4/4/2017	200	209
UBS AG, 5.875%, Due 12/20/2017	552	631
Wachovia Corp., 0.596%, Due 10/15/2016G	850	848

		15,646

Manufacturing - 4.97%
American Honda Finance Corp., 3.875%, Due 9/21/2020D	250	267
Daimler Finance North America LLC,
3.00%, Due 3/28/2016D F	150	156
2.95%, Due 1/11/2017D F	300	312
2.40%, Due 4/10/2017D F	450	463
Dow Chemical Co., 4.125%, Due 11/15/2021	300	317
Ford Motor Credit Co. LLC,
4.25%, Due 2/3/2017F	300	323
5.875%, Due 8/2/2021F	350	406
Hewlett-Packard Co.,
2.20%, Due 12/1/2015	250	256
4.05%, Due 9/15/2022	350	358
Johnson Controls, Inc., 5.00%, Due 3/30/2020	300	333
Northrop Grumman Corp., 5.05%, Due 8/1/2019	150	167
United Technologies Corp., 6.125%, Due 7/15/2038	150	191
Volkswagen International Finance N.V., 1.625%, Due 3/22/2015D	650	657
Xerox Corp.,
8.25%, Due 5/15/2014	150	150
2.95%, Due 3/15/2017	175	183

		4,539

Service - 3.85%
AbbVie, Inc., 2.90%, Due 11/6/2022	300	292
CBS Corp., 3.375%, Due 3/1/2022	500	496
Comcast Corp., 6.55%, Due 7/1/2039	400	509
CVS Caremark Corp., 3.25%, Due 5/18/2015	140	144
McKesson Corp., 3.25%, Due 3/1/2016	140	146
Quest Diagnostics, Inc., 4.75%, Due 1/30/2020	125	135
Thomson Reuters Corp.,
4.70%, Due 10/15/2019	125	138
4.30%, Due 11/23/2023	300	311

See accompanying notes

American Beacon Retirement Income and Appreciation FundSM

Schedule of Investments

April 30, 2014 (Unaudited)

	Par Amount	Fair Value
	(000’s)	(000’s)
Time Warner, Inc.,
4.875%, Due 3/15/2020	$150	$167
4.75%, Due 3/29/2021	325	359
Viacom, Inc., 4.50%, Due 2/27/2042	350	329
Wal-Mart Stores, Inc., 7.55%, Due 2/15/2030	350	497

		3,523

Telecommunications - 2.90%
America Movil SAB de CV, 6.375%, Due 3/1/2035	275	321
AT&T, Inc., 4.35%, Due 6/15/2045	473	426
Deutsche Telekom International Finance BV, 4.875%, Due 3/6/2042D	250	257
Orange S.A., 2.125%, Due 9/16/2015	125	127
Verizon Communications, Inc.,
4.60%, Due 4/1/2021	340	371
6.90%, Due 4/15/2038	325	409
6.55%, Due 9/15/2043	250	308
Vodafone Group PLC, 6.15%, Due 2/27/2037B	375	434

		2,653

Transportation - 1.57%
Burlington Northern Santa Fe LLC,
5.75%, Due 5/1/2040F	140	164
5.15%, Due 9/1/2043F	300	328
Canadian National Railway Co., 5.55%, Due 5/15/2018	250	283
CSX Corp., 5.50%, Due 4/15/2041	250	287
Norfolk Southern Corp., 5.75%, Due 4/1/2018	325	371

		1,433

Utilities - 1.90%
Consolidated Edison Co. of New York, Inc., 5.50%, Due 12/1/2039	300	347
Electricite de France, 4.60%, Due 1/27/2020D	300	330
MidAmerican Energy Holdings Co., 6.125%, Due 4/1/2036	300	366
Progress Energy, Inc., 4.875%, Due 12/1/2019	350	394
Southwestern Electric Power Co., 3.50%, Due 2/15/2022	300	304

		1,741

Total Corporate Obligations (Cost $29,275)		32,004

FOREIGN GOVERNMENT OBLIGATIONS - 0.60%
Energy - 0.59%
Petrobras International Finance Co., 3.875%, Due 1/27/2016	200	206
Petroleos Mexicanos, 6.00%, Due 3/5/2020	300	338

Total Foreign Government Obligations (Cost $497)		544

ASSET-BACKED OBLIGATIONS - 1.62% (Cost $1,477)
National Credit Union Administration, 0.552%, Due 3/11/2020, 2011 R3 1AG	1,474	1,478

COMMERCIAL MORTGAGE-BACKED OBLIGATIONS - 12.67%
Banc of America Commercial Mortgage Trust,
5.317%, Due 9/10/2047, 2006-5 A2	158	159
5.634%, Due 4/10/2049, 2007-2 A2	41	41
Ginnie Mae REMIC Trust,
1.692%, Due 11/16/2035, 2010-148 A	77	77
2.989%, Due 3/16/2039, 2010-71 AC	67	68
1.45%, Due 4/16/2039, 2013-45 AB	1,935	1,917
2.17%, Due 4/16/2041, 2012 44 A	2,703	2,708
3.20%, Due 11/16/2044, 2011-92 B	2,900	2,991
GS Mortgage Securities Corp II,
3.849%, Due 12/10/2043, 2010-C2 A1D	593	624
3.645%, Due 3/10/2044, 2011-GC3 A2D	750	784
JP Morgan Chase Commercial Mortgage Securities Corp.,
4.678%, Due 7/15/2042, 2005-LDP2 A3A	70	71
3.853%, Due 6/15/2043, 2010-C1 A1D	433	445
4.388%, Due 2/15/2046, 2011-C3 A3D	650	708

See accompanying notes

American Beacon Retirement Income and Appreciation FundSM

Schedule of Investments

April 30, 2014 (Unaudited)

	Par Amount	Fair Value
	(000’s)	(000’s)
5.895%, Due 2/12/2049, 2007-CB19 A4	$400	$443
LB-UBS Commercial Mortgage Trust, 5.424%, Due 2/15/2040, 2007-C1 A4	448	491
Wachovia Bank Commercial Mortgage Trust, 5.929%, Due 6/15/2049, 2007-C32 A2	55	57

Total Commercial Mortgage-Backed Obligations (Cost $11,364)		11,584

U.S. AGENCY MORTGAGE-BACKED OBLIGATIONS - 11.94%
Federal Home Loan Mortgage Corporation - 6.32%
5.00%, Due 2/1/2021	136	146
4.50%, Due 4/1/2021	139	148
5.00%, Due 9/1/2035	359	394
5.50%, Due 4/1/2037	89	98
5.00%, Due 3/1/2038	169	184
5.50%, Due 5/1/2038	138	152
0.552%, Due 12/15/2040G	487	488
4.00%, Due 1/1/2041	958	1,003
4.50%, Due 2/1/2041	875	940
3.50%, Due 6/1/2042	2,187	2,222

		5,775

Federal National Mortgage Association - 4.60%
3.50%, Due 1/1/2026	214	226
6.50%, Due 7/1/2032	91	104
5.50%, Due 6/1/2033	142	159
4.50%, Due 9/1/2034	80	87
5.50%, Due 12/1/2035	149	165
5.00%, Due 2/1/2036	122	134
5.50%, Due 4/1/2036	204	226
5.50%, Due 2/1/2037	130	144
6.00%, Due 9/1/2037	78	88
6.00%, Due 1/1/2038	108	120
4.50%, Due 1/1/2040	585	628
4.00%, Due 9/1/2040	459	481
4.00%, Due 1/1/2041	1,568	1,643

		4,205

Government National Mortgage Association - 1.02%
6.00%, Due 2/15/2033	283	326
5.50%, Due 4/15/2033	323	363
5.00%, Due 5/15/2033	222	246

		935

Total U.S. Agency Mortgage-Backed Obligations (Cost $10,436)		10,915

U.S. TREASURY OBLIGATIONS - 11.60%
U.S. Treasury Note/Bond,
0.25%, Due 12/15/2015	1,000	1,000
1.50%, Due 6/30/2016	2,000	2,044
0.875%, Due 1/31/2017	1,000	1,003
0.75%, Due 12/31/2017	600	590
1.375%, Due 9/30/2018	1,000	995
1.25%, Due 2/29/2020	1,000	961
2.00%, Due 2/15/2022	1,500	1,459
2.50%, Due 8/15/2023	1,000	992
6.875%, Due 8/15/2025	250	351
5.25%, Due 11/15/2028	550	694
4.75%, Due 2/15/2037	420	518

Total U.S. Treasury Obligations (Cost $10,443)		10,607

	Shares
SHORT-TERM INVESTMENTS - 1.98% (Cost $1,809)
JPMorgan U.S. Government Money Market Fund, Capital Class	1,808,904	1,809

See accompanying notes

American Beacon Retirement Income and Appreciation FundSM

Schedule of Investments

April 30, 2014 (Unaudited)

Fair Value
(000’s)
TOTAL INVESTMENTS - 99.47% (Cost $84,377)	$90,921
OTHER ASSETS, NET OF LIABILITIES - 0.53%	488

TOTAL NET ASSETS - 100.00%	$91,409

Percentages are stated as a percent of net assets.

A	Non-income producing security.
B	PLC - Public Limited Company.
C	Non-voting participating shares.
D	Security exempt from registration under the Securities Act of 1933. These securities may be resold to qualified institutional buyers pursuant to Rule 144A. At the period end, the value of these securities amounted to $13,093 or 14.32% of net assets. The Fund has no right to demand registration of these securities.
E	REIT - Real Estate Investment Trust.
F	LLC - Limited Liability Company.
G	The coupon rate shown on floating or adjustable rate securities represents the rate at period end. The due date on these types of securities reflects the final maturity date.
H	Limited Partnership.

See accompanying notes

American Beacon Intermediate Bond FundSM

Schedule of Investments

April 30, 2014 (Unaudited)

	Par Amount	Fair Value
	(000’s)	(000’s)
CORPORATE OBLIGATIONS - 38.29%
Consumer - 0.71%
Altria Group, Inc., 4.75%, Due 5/5/2021	$390	$427
Anheuser-Busch InBev Worldwide, Inc., 8.00%, Due 11/15/2039	175	265
ConAgra Foods, Inc., 3.20%, Due 1/25/2023	185	178
Diageo Capital PLC, 1.50%, Due 5/11/2017A	1,075	1,087
Kellogg Co., 1.875%, Due 11/17/2016	200	205
Kraft Foods Group, Inc., 1.625%, Due 6/4/2015	275	278
SABMiller Holdings, Inc., 4.95%, Due 1/15/2042B	400	428

		2,868

Energy - 3.21%
Apache Corp., 5.10%, Due 9/1/2040	200	214
BP Capital Markets PLC, 2.50%, Due 11/6/2022A	740	699
Canadian Natural Resources Ltd.,
3.45%, Due 11/15/2021	550	561
6.25%, Due 3/15/2038	360	441
ConocoPhillips, 6.65%, Due 7/15/2018	825	982
DCP Midstream Operating LP,
2.70%, Due 4/1/2019C	305	307
5.60%, Due 4/1/2044C	305	331
Devon Energy Corp., 4.75%, Due 5/15/2042	400	406
Energy Transfer Partners LP, 4.15%, Due 10/1/2020C	465	486
Enterprise Products Operating LLC, 6.125%, Due 10/15/2039D	390	462
EOG Resources, Inc., 2.50%, Due 2/1/2016	425	437
Halliburton Co., 3.25%, Due 11/15/2021	670	688
Husky Energy, Inc., 3.95%, Due 4/15/2022	690	722
Phillips 66,
1.95%, Due 3/5/2015	355	359
4.30%, Due 4/1/2022	535	572
Plains All American Pipeline LP / PAA Finance Corp., 4.70%, Due 6/15/2044C	305	304
Pride International, Inc., 6.875%, Due 8/15/2020	300	361
Schlumberger Investment S.A., 3.65%, Due 12/1/2023	800	818
Shell International Finance BV, 0.625%, Due 12/4/2015	1,045	1,047
Spectra Energy Capital LLC, 5.65%, Due 3/1/2020D	595	663
Spectra Energy Partners LP, 4.60%, Due 6/15/2021C	235	254
Statoil ASA, 1.95%, Due 11/8/2018	310	311
TransCanada PipeLines Ltd.,
3.75%, Due 10/16/2023	400	408
7.625%, Due 1/15/2039	395	567
6.10%, Due 6/1/2040	290	353
Valero Energy Corp., 9.375%, Due 3/15/2019	170	222

		12,975

Finance - 17.33%
AEGON Funding Co. LLC, 5.75%, Due 12/15/2020D	400	461
Aetna, Inc., 4.75%, Due 3/15/2044	425	441
American Express Co., 4.05%, Due 12/3/2042	438	414
American Express Credit Corp.,
1.75%, Due 6/12/2015	1,160	1,176
1.30%, Due 7/29/2016	475	479
American International Group, Inc.,
6.40%, Due 12/15/2020	800	966
4.875%, Due 6/1/2022	1,000	1,113
Bank of America Corp.,
7.80%, Due 9/15/2016	700	800
2.60%, Due 1/15/2019	535	538
7.625%, Due 6/1/2019	495	611
5.70%, Due 1/24/2022	2,000	2,290
4.125%, Due 1/22/2024	2,500	2,535
5.00%, Due 1/21/2044	1,100	1,138
Bank of New York Mellon Corp.,
2.30%, Due 7/28/2016	870	898
2.20%, Due 3/4/2019	820	820

See accompanying notes

American Beacon Intermediate Bond FundSM

Schedule of Investments

April 30, 2014 (Unaudited)

	Par Amount	Fair Value
	(000’s)	(000’s)
Bank of Nova Scotia, 0.75%, Due 10/9/2015	$740	$742
Bank One Corp., 4.90%, Due 4/30/2015	500	521
Barclays Bank PLC,
3.90%, Due 4/7/2015A	380	392
6.75%, Due 5/22/2019A	650	782
Bear Stearns Cos. LLC, 7.25%, Due 2/1/2018D	2,845	3,383
Berkshire Hathaway Finance Corp., 0.95%, Due 8/15/2016	475	478
BNP Paribas S.A., 3.60%, Due 2/23/2016	400	419
Boston Properties LP, 3.125%, Due 9/1/2023C	410	394
Branch Banking & Trust Co., 1.45%, Due 10/3/2016	675	683
Canadian Imperial Bank of Commerce, 2.35%, Due 12/11/2015	850	874
Capital One Financial Corp., 2.15%, Due 3/23/2015	930	944
Citigroup, Inc.,
1.70%, Due 7/25/2016	475	480
4.45%, Due 1/10/2017	1,000	1,080
8.50%, Due 5/22/2019	2,500	3,185
5.875%, Due 1/30/2042	500	584
CNA Financial Corp., 7.35%, Due 11/15/2019	480	591
Deutsche Bank AG, 3.875%, Due 8/18/2014	400	404
ERP Operating LP, 3.00%, Due 4/15/2023C	290	277
Fifth Third Bancorp, 3.625%, Due 1/25/2016	400	419
General Electric Capital Corp.,
0.430%, Due 1/8/2016E	1,300	1,301
5.625%, Due 5/1/2018	375	430
6.00%, Due 8/7/2019	350	413
5.50%, Due 1/8/2020	800	923
5.30%, Due 2/11/2021	250	283
3.15%, Due 9/7/2022	850	850
5.875%, Due 1/14/2038	555	664
Goldman Sachs Group, Inc.,
5.35%, Due 1/15/2016	800	858
6.25%, Due 9/1/2017	800	914
5.95%, Due 1/18/2018	775	881
6.00%, Due 6/15/2020	990	1,144
5.75%, Due 1/24/2022	500	570
HCP, Inc., 5.375%, Due 2/1/2021	500	566
Health Care REIT, Inc.,
4.125%, Due 4/1/2019F	350	376
5.25%, Due 1/15/2022F	395	439
Humana, Inc., 3.15%, Due 12/1/2022	595	578
ING Bank N.V.,
5.125%, Due 5/1/2015B	250	259
3.75%, Due 3/7/2017B	1,500	1,596
JPMorgan Chase & Co.,
0.563%, Due 6/13/2016E	480	478
3.15%, Due 7/5/2016	1,000	1,046
5.50%, Due 10/15/2040	425	480
KeyCorp, 5.10%, Due 3/24/2021	385	435
Liberty Mutual Group, Inc., 5.00%, Due 6/1/2021B	390	428
Lloyds TSB Bank PLC, 4.375%, Due 1/12/2015A B	375	385
Loews Corp., 5.25%, Due 3/15/2016	1,200	1,298
Merrill Lynch & Co. Inc., 6.11%, Due 1/29/2037	360	406
MetLife, Inc., 6.375%, Due 6/15/2034	500	639
Morgan Stanley,
0.706%, Due 10/15/2015E	1,180	1,180
1.75%, Due 2/25/2016	480	486
7.30%, Due 5/13/2019	1,120	1,358
5.625%, Due 9/23/2019	600	684
3.75%, Due 2/25/2023	505	505
National Australia Bank Ltd., 4.375%, Due 12/10/2020B	425	462
Nordea Bank AB, 4.875%, Due 1/27/2020B	450	501
PNC Funding Corp.,
4.25%, Due 9/21/2015	525	551

See accompanying notes

American Beacon Intermediate Bond FundSM

Schedule of Investments

April 30, 2014 (Unaudited)

	Par Amount	Fair Value
	(000’s)	(000’s)
3.30%, Due 3/8/2022	$515	$522
Prudential Financial, Inc., 7.375%, Due 6/15/2019	450	556
Rabobank Nederland, 2.125%, Due 10/13/2015	425	435
Royal Bank of Canada,
1.15%, Due 3/13/2015	295	297
0.625%, Due 12/5/2016	1,320	1,322
Simon Property Group LP,
2.20%, Due 2/1/2019C F	905	909
10.35%, Due 4/1/2019C F	375	509
State Street Corp., 2.875%, Due 3/7/2016	770	802
SunTrust Banks, Inc., 3.50%, Due 1/20/2017	525	556
Svenska Handelsbanken AB, 2.875%, Due 4/4/2017	800	837
Toronto Dominion Bank, 2.625%, Due 9/10/2018	235	242
Trinity Acquisition PLC, 4.625%, Due 8/15/2023A	365	375
UBS AG, 5.875%, Due 12/20/2017	1,163	1,330
UnitedHealth Group, Inc.,
1.625%, Due 3/15/2019	460	449
3.95%, Due 10/15/2042	290	268
US Bancorp,
1.65%, Due 5/15/2017	595	603
1.95%, Due 11/15/2018	495	495
Ventas Realty LP, 5.70%, Due 9/30/2043C	220	253
Wachovia Corp.,
0.596%, Due 10/15/2016E	1,300	1,297
5.75%, Due 2/1/2018	950	1,091
WellPoint, Inc., 4.35%, Due 8/15/2020	775	837
Wells Fargo & Co., 2.15%, Due 1/15/2019	335	336

		70,000

Manufacturing - 6.82%
ABB Finance USA, Inc., 2.875%, Due 5/8/2022	365	359
Altera Corp.,
1.75%, Due 5/15/2017	260	262
2.50%, Due 11/15/2018	255	257
American Honda Finance Corp.,
2.125%, Due 2/28/2017B	1,000	1,022
3.875%, Due 9/21/2020B	500	534
Analog Devices, Inc., 3.00%, Due 4/15/2016	425	442
Apple, Inc., 2.40%, Due 5/3/2023	950	888
Applied Materials, Inc., 2.65%, Due 6/15/2016	545	564
BHP Billiton Finance USA Ltd., 1.625%, Due 2/24/2017	435	442
Caterpillar Financial Services Corp.,
1.10%, Due 5/29/2015	520	524
1.625%, Due 6/1/2017	585	593
Cooper US, Inc., 3.875%, Due 12/15/2020	505	528
Cummins, Inc., 3.65%, Due 10/1/2023	540	555
Daimler Finance North America LLC,
3.00%, Due 3/28/2016B D	190	197
2.95%, Due 1/11/2017B D	2,400	2,500
Delphi Corp., 4.15%, Due 3/15/2024	580	594
Dow Chemical Co.,
4.25%, Due 11/15/2020	395	422
4.125%, Due 11/15/2021	400	423
3.00%, Due 11/15/2022	260	250
Eaton Corp., PLC,
5.60%, Due 5/15/2018A B	380	428
2.75%, Due 11/2/2022A B	265	255
EMC Corp., 1.875%, Due 6/1/2018	750	753
Ford Motor Credit Co. LLC,
4.25%, Due 2/3/2017D	700	753
5.875%, Due 8/2/2021D	600	696
Hewlett-Packard Co.,
2.20%, Due 12/1/2015	425	434

See accompanying notes

American Beacon Intermediate Bond FundSM

Schedule of Investments

April 30, 2014 (Unaudited)

	Par Amount	Fair Value
	(000’s)	(000’s)
4.05%, Due 9/15/2022	$350	$359
Intel Corp.,
1.35%, Due 12/15/2017	745	745
3.30%, Due 10/1/2021	340	350
John Deere Capital Corp.,
1.05%, Due 10/11/2016	475	477
1.30%, Due 3/12/2018	550	544
Johnson Controls, Inc., 5.00%, Due 3/30/2020	480	533
Koninklijke Philips Electronics N.V., 5.75%, Due 3/11/2018	535	612
LYB International Finance BV, 4.00%, Due 7/15/2023	535	554
Nissan Motor Acceptance Corp., 2.35%, Due 3/4/2019B	900	902
Northrop Grumman Corp., 5.05%, Due 8/1/2019	200	223
Nucor Corp., 4.125%, Due 9/15/2022	625	648
Oracle Corp., 1.20%, Due 10/15/2017	600	598
PACCAR Financial Corp., 1.15%, Due 8/16/2016	505	508
Precision Castparts Corp., 0.70%, Due 12/20/2015	340	340
Rio Tinto Finance USA Ltd., 2.50%, Due 5/20/2016	505	522
Teck Resources Ltd., 6.00%, Due 8/15/2040	160	163
Toyota Motor Credit Corp., 2.05%, Due 1/12/2017	480	493
Tyco Electronics Group S.A.,
1.60%, Due 2/3/2015	320	323
6.55%, Due 10/1/2017	365	423
United Technologies Corp.,
1.80%, Due 6/1/2017	1,225	1,246
6.125%, Due 7/15/2038	600	765
Volkswagen International Finance N.V., 1.625%, Due 3/22/2015B	850	859
Xerox Corp.,
8.25%, Due 5/15/2014	190	190
2.95%, Due 3/15/2017	175	183
Xilinx, Inc., 2.125%, Due 3/15/2019	300	298

		27,533

Service - 4.77%
AbbVie, Inc.,
1.75%, Due 11/6/2017	430	433
2.90%, Due 11/6/2022	815	793
Baxter International, Inc., 1.85%, Due 6/15/2018	605	603
Becton Dickinson and Co., 3.25%, Due 11/12/2020	480	493
Cardinal Health, Inc., 3.20%, Due 3/15/2023	590	579
CBS Corp., 3.375%, Due 3/1/2022	1,000	993
Celgene Corp., 5.25%, Due 8/15/2043	240	264
Comcast Corp.,
5.875%, Due 2/15/2018	925	1,061
5.15%, Due 3/1/2020	565	643
6.55%, Due 7/1/2039	800	1,018
Covidien International Finance S.A., 2.80%, Due 6/15/2015	340	348
CVS Caremark Corp., 3.25%, Due 5/18/2015	190	195
DIRECTV Holdings LLC, 6.35%, Due 3/15/2040D	225	250
eBay, Inc., 1.35%, Due 7/15/2017	435	436
Genzyme Corp., 5.00%, Due 6/15/2020	235	264
Gilead Sciences, Inc., 4.80%, Due 4/1/2044	610	642
GlaxoSmithKline Capital PLC, 1.50%, Due 5/8/2017A	1,090	1,100
Home Depot, Inc., 2.70%, Due 4/1/2023	255	244
Lowe’s Companies, Inc., 3.875%, Due 9/15/2023	700	729
MasterCard, Inc., 3.375%, Due 4/1/2024	485	487
McKesson Corp.,
3.25%, Due 3/1/2016	200	209
1.292%, Due 3/10/2017	305	305
3.796%, Due 3/15/2024	600	607
Novartis Capital Corp., 2.90%, Due 4/24/2015	630	646
Quest Diagnostics, Inc., 4.75%, Due 1/30/2020	225	243
Sanofi,
1.25%, Due 4/10/2018	775	764

See accompanying notes

American Beacon Intermediate Bond FundSM

Schedule of Investments

April 30, 2014 (Unaudited)

	Par Amount	Fair Value
	(000’s)	(000’s)
4.00%, Due 3/29/2021	$395	$426
St Jude Medical, Inc., 2.50%, Due 1/15/2016	595	610
Teva Pharmaceutical Finance II, 3.00%, Due 6/15/2015	550	565
Thomson Reuters Corp.,
4.70%, Due 10/15/2019	225	248
4.30%, Due 11/23/2023	400	414
Time Warner, Inc.,
4.875%, Due 3/15/2020	1,090	1,215
4.75%, Due 3/29/2021	350	386
Viacom, Inc., 4.50%, Due 2/27/2042	500	470
Wal-Mart Stores, Inc., 7.55%, Due 2/15/2030	400	568

		19,251

Telecommunications - 2.56%
America Movil SAB de CV, 6.375%, Due 3/1/2035	375	437
AT&T, Inc.,
0.80%, Due 12/1/2015	640	642
5.55%, Due 8/15/2041	1,000	1,067
4.35%, Due 6/15/2045	448	404
Cisco Systems, Inc., 1.10%, Due 3/3/2017	560	561
Deutsche Telekom International Finance BV, 4.875%, Due 3/6/2042B	850	873
Orange S.A., 2.125%, Due 9/16/2015	225	229
Rogers Communications, Inc., 5.00%, Due 3/15/2044	645	660
Verizon Communications, Inc.,
4.60%, Due 4/1/2021	780	852
3.50%, Due 11/1/2021	350	356
5.15%, Due 9/15/2023	240	265
6.40%, Due 9/15/2033	490	591
6.90%, Due 4/15/2038	500	629
6.55%, Due 9/15/2043	850	1,048
Vodafone Group PLC,
1.50%, Due 2/19/2018A	870	863
6.15%, Due 2/27/2037A	760	881

		10,358

Transportation - 0.80%
Burlington Northern Santa Fe LLC,
7.95%, Due 8/15/2030D	320	444
5.75%, Due 5/1/2040D	190	222
5.15%, Due 9/1/2043D	500	547
Canadian National Railway Co., 5.55%, Due 5/15/2018	400	453
CSX Corp.,
3.70%, Due 11/1/2023	730	740
5.50%, Due 4/15/2041	425	488
Norfolk Southern Corp., 5.75%, Due 4/1/2018	300	342

		3,236

Utilities - 2.09%
Consolidated Edison Co. of New York, Inc., 5.50%, Due 12/1/2039	350	405
Duke Energy Indiana, Inc., 6.05%, Due 6/15/2016	450	498
Electricite de France, 4.60%, Due 1/27/2020B	580	639
MidAmerican Energy Holdings Co., 6.125%, Due 4/1/2036	1,000	1,222
National Rural Utilities Cooperative Finance Corp., 5.45%, Due 4/10/2017	505	564
Progress Energy, Inc.,
4.875%, Due 12/1/2019	450	506
4.40%, Due 1/15/2021	1,000	1,084
Sempra Energy, 6.50%, Due 6/1/2016	340	377
Sierra Pacific Power Co., 3.375%, Due 8/15/2023	240	241
Southwestern Electric Power Co., 3.50%, Due 2/15/2022	800	810
Union Electric Co., 6.70%, Due 2/1/2019	510	613
Xcel Energy, Inc., 5.613%, Due 4/1/2017	1,321	1,469

		8,428

Total Corporate Obligations (Cost $147,915)		154,649

FOREIGN GOVERNMENT OBLIGATIONS - 0.46%

See accompanying notes

American Beacon Intermediate Bond FundSM

Schedule of Investments

April 30, 2014 (Unaudited)

	Par Amount	Fair Value
	(000’s)	(000’s)
Energy - 0.46%
Petrobras International Finance Co.,
3.875%, Due 1/27/2016	$300	$309
3.50%, Due 2/6/2017	340	348
5.375%, Due 1/27/2021	500	512
6.875%, Due 1/20/2040	245	254
Petroleos Mexicanos, 6.00%, Due 3/5/2020	375	422

Total Foreign Government Obligations (Cost $1,806)		1,845

ASSET-BACKED OBLIGATIONS - 4.20%
Ally Master Owner Trust, 1.21%, Due 6/15/2017, 2012 3 A2	3,500	3,525
Capital Auto Receivables Asset Trust, 1.09%, Due 3/20/2018, 2013-4 A3	980	981
Citibank Credit Card Issuance Trust, 1.11%, Due 7/23/2018, 2013 A3 A3	1,650	1,659
Ford Credit Auto Lease Trust,
0.60%, Due 3/15/2016, 2013-A A3	550	551
0.90%, Due 6/15/2017, 2014 A A4	440	440
Ford Credit Floorplan Master Owner Trust, 1.50%, Due 9/15/2018, 2013-5 A1	1,700	1,718
Hyundai Auto Receivables Trust, 0.79%, Due 7/16/2018, 2014 A A3	550	550
Mercedes Benz Auto Lease Trust,
0.76%, Due 7/15/2019, 2013 B A4	410	411
0.90%, Due 12/16/2019, 2014 A A4	1,405	1,406
National Credit Union Administration,
0.552%, Due 3/11/2020, 2011 R3 1AE	2,304	2,311
0.602%, Due 10/7/2020, 2010 R1 1AE	1,679	1,689
Nissan Master Owner Trust Receivables, 0.622%, Due 5/15/2017, 2012 A AE	1,700	1,704

Total Asset-Backed Obligations (Cost $16,877)		16,945

COMMERCIAL MORTGAGE-BACKED OBLIGATIONS - 8.56%
Banc of America Commercial Mortgage Trust,
5.317%, Due 9/10/2047, 2006-5 A2	223	224
5.634%, Due 4/10/2049, 2007-2 A2	53	54
Bear Stearns Commercial Mortgage Securities,
5.201%, Due 12/11/2038, 2006-PW14 A4	790	861
5.54%, Due 9/11/2041, 2006-PW13 A4	1,285	1,391
Ginnie Mae REMIC Trust,
2.012%, Due 7/16/2035, 2011-144 AB	1,508	1,518
1.692%, Due 11/16/2035, 2010-148 A	110	111
2.174%, Due 7/16/2038, 2011-147 A	2,742	2,765
2.989%, Due 3/16/2039, 2010-71 AC	97	97
1.45%, Due 4/16/2039, 2013-45 AB	2,903	2,876
2.586%, Due 9/16/2039, 2014-31 AB	2,990	3,046
2.17%, Due 4/16/2041, 2012 44 A	5,406	5,416
1.732%, Due 5/16/2042, 2012 70 A	3,356	3,324
2.70%, Due 4/16/2043, 2011-109 AB	2,145	2,188
2.543%, Due 9/16/2044, 2011-96 AC	1,332	1,354
3.20%, Due 11/16/2044, 2011-92 B	2,700	2,785
GS Mortgage Securities Corp II,
3.679%, Due 8/10/2043, 2010-C1 A1B	374	394
3.849%, Due 12/10/2043, 2010-C2 A1B	730	768
3.645%, Due 3/10/2044, 2011-GC3 A2B	750	784
JP Morgan Chase Commercial Mortgage Securities Corp.,
4.678%, Due 7/15/2042, 2005-LDP2 A3A	99	100
3.853%, Due 6/15/2043, 2010-C1 A1B	591	606
4.388%, Due 2/15/2046, 2011-C3 A3B	800	872
5.895%, Due 2/12/2049, 2007-CB19 A4	550	609
JPMBB Commercial Mortgage Securities Trust, 3.157%, Due 7/15/2045, 2013 C12 ASB	935	953
LB-UBS Commercial Mortgage Trust, 5.424%, Due 2/15/2040, 2007-C1 A4	548	601
Wachovia Bank Commercial Mortgage Trust, 5.929%, Due 6/15/2049, 2007-C32 A2	87	89
WF-RBS Commercial Mortgage Trust, 3.66%, Due 3/15/2047, 2014 C19 A3	770	795

See accompanying notes

American Beacon Intermediate Bond FundSM

Schedule of Investments

April 30, 2014 (Unaudited)

	Par Amount	Fair Value
	(000’s)	(000’s)

Total Commercial Mortgage-Backed Obligations (Cost $34,141)		$34,581

U.S. AGENCY MORTGAGE-BACKED OBLIGATIONS - 16.91%
Federal Home Loan Mortgage Corporation - 3.38%
4.50%, Due 3/1/2019	$81	86
5.00%, Due 10/1/2020	205	220
3.50%, Due 9/1/2028	3,037	3,201
5.00%, Due 8/1/2033	128	141
5.50%, Due 2/1/2034	171	190
6.00%, Due 8/1/2034	91	103
5.00%, Due 8/1/2035	72	79
5.00%, Due 9/1/2035	180	197
5.50%, Due 4/1/2037	89	98
5.00%, Due 3/1/2038	124	135
5.50%, Due 5/1/2038	173	190
5.50%, Due 6/1/2038	111	122
5.00%, Due 4/1/2040	1,905	2,091
0.552%, Due 12/15/2040E	649	651
4.00%, Due 1/1/2041	905	948
4.50%, Due 2/1/2041	656	705
3.50%, Due 3/1/2042	795	808
3.50%, Due 6/1/2042	3,645	3,701

		13,666

Federal National Mortgage Association - 12.42%
6.50%, Due 2/1/2017	28	29
5.00%, Due 12/1/2017	100	106
4.50%, Due 9/1/2018	230	244
4.00%, Due 8/1/2020	49	52
3.50%, Due 1/1/2026	257	271
4.00%, Due 5/1/2026	182	194
4.00%, Due 6/1/2026	2,086	2,225
3.00%, Due 8/1/2027	673	695
3.00%, Due 11/1/2027	1,317	1,361
3.50%, Due 1/1/2028	3,130	3,299
4.00%, Due 12/1/2033	2,351	2,498
5.00%, Due 3/1/2034	169	187
4.50%, Due 4/1/2034	663	717
5.50%, Due 6/1/2034	108	120
4.50%, Due 9/1/2034	54	58
5.50%, Due 2/1/2035	188	210
5.00%, Due 5/1/2035	2,384	2,624
5.00%, Due 11/1/2035	152	168
5.50%, Due 12/1/2035	115	127
5.00%, Due 2/1/2036	122	134
5.50%, Due 4/1/2036	255	282
6.00%, Due 9/1/2036	48	54
6.50%, Due 12/1/2036	113	128
5.50%, Due 2/1/2037	130	144
6.00%, Due 9/1/2037	118	132
6.00%, Due 1/1/2038	173	193
5.50%, Due 3/1/2038	290	322
5.00%, Due 4/1/2038	119	131
5.50%, Due 6/1/2038	84	93
4.50%, Due 1/1/2040	1,299	1,396
5.00%, Due 5/1/2040	2,915	3,206
5.00%, Due 6/1/2040	1,472	1,617
4.00%, Due 9/1/2040	880	922
4.00%, Due 12/1/2040	3,992	4,184
4.00%, Due 1/1/2041	1,045	1,096
4.00%, Due 2/1/2041	2,949	3,097
5.00%, Due 3/1/2041	1,122	1,234
4.00%, Due 4/1/2041	940	989

See accompanying notes

American Beacon Intermediate Bond FundSM

Schedule of Investments

April 30, 2014 (Unaudited)

	Par Amount	Fair Value
	(000’s)	(000’s)
4.50%, Due 4/1/2041	$4,321	$4,646
4.50%, Due 5/1/2041	663	713
4.50%, Due 8/1/2041	2,593	2,788
4.00%, Due 9/1/2041	2,298	2,409
4.50%, Due 10/1/2041	999	1,079
4.00%, Due 11/1/2041	784	822
3.50%, Due 9/1/2042	939	954
4.00%, Due 11/1/2042	339	355
4.50%, Due 1/1/2043	753	808
4.00%, Due 7/1/2043	972	1,013

		50,126

Government National Mortgage Association - 1.11%
6.50%, Due 3/15/2028	123	141
6.00%, Due 4/15/2031	143	165
6.00%, Due 10/15/2038	612	684
5.50%, Due 2/15/2040	482	535
3.50%, Due 3/15/2043	1,648	1,699
5.50%, Due 2/20/2034	151	170
4.50%, Due 10/20/2040	1,014	1,105

		4,499

Total U.S. Agency Mortgage-Backed Obligations (Cost $67,513)		68,291

U.S. TREASURY OBLIGATIONS - 26.20%
U.S. Treasury Note/Bond,
0.25%, Due 12/15/2015	2,000	1,999
2.00%, Due 4/30/2016	3,575	3,687
1.50%, Due 6/30/2016	7,500	7,662
3.125%, Due 10/31/2016	4,400	4,671
0.875%, Due 1/31/2017	12,315	12,351
0.75%, Due 12/31/2017	5,600	5,509
0.625%, Due 4/30/2018	5,500	5,349
1.375%, Due 9/30/2018	6,000	5,967
1.125%, Due 5/31/2019	6,000	5,826
1.25%, Due 2/29/2020	4,600	4,422
2.00%, Due 11/15/2021	12,235	11,942
2.00%, Due 2/15/2022	21,115	20,541
2.50%, Due 8/15/2023	7,500	7,441
6.875%, Due 8/15/2025	770	1,081
5.25%, Due 11/15/2028	750	947
4.75%, Due 2/15/2037	800	987
4.50%, Due 8/15/2039	1,700	2,032
3.125%, Due 11/15/2041	3,580	3,389

Total U.S. Treasury Obligations (Cost $105,725)		105,803

	Shares
SHORT-TERM INVESTMENTS - 3.83% (Cost $15,482)
JPMorgan U.S. Government Money Market Fund, Capital Class	15,482,237	15,482

TOTAL INVESTMENTS - 98.45% (Cost $389,459)		397,596
OTHER ASSETS, NET OF LIABILITIES - 1.55%		6,276

TOTAL NET ASSETS - 100.00%		$403,872

Percentages are stated as a percent of net assets.

A	PLC - Public Limited Company.
B	Security exempt from registration under the Securities Act of 1933. These securities may be resold to qualified institutional buyers pursuant to Rule 144A. At the period end, the value of these securities amounted to $15,264 or 3.78% of net assets. The Fund has no right to demand registration of these securities.

See accompanying notes

American Beacon Intermediate Bond FundSM

Schedule of Investments

April 30, 2014 (Unaudited)

C	Limited Partnership.
D	LLC - Limited Liability Company.
E	The coupon rate shown on floating or adjustable rate securities represents the rate at period end. The due date on these types of securities reflects the final maturity date.
F	REIT - Real Estate Investment Trust.

See accompanying notes

American Beacon Short-Term Bond FundSM

Schedule of Investments

April 30, 2014 (Unaudited)

	Par Amount	Fair Value
	(000’s)	(000’s)
CORPORATE OBLIGATIONS - 41.10%
Consumer - 3.40%
Kellogg Co., 1.125%, Due 5/15/2015	$2,000	$2,011
SABMiller Holdings, Inc., 1.85%, Due 1/15/2015A	1,000	1,009
SABMiller PLC, 6.50%, Due 7/1/2016A B	1,725	1,923

		4,943

Finance - 17.82%
ABN AMRO Bank N.V., 1.375%, Due 1/22/2016A	1,000	1,008
Bank America Corp., 3.625%, Due 3/17/2016	3,420	3,584
Bear Stearns Cos. LLC, 0.624%, Due 11/21/2016C	3,000	2,989
Citigroup, Inc.,
1.189%, Due 7/25/2016	1,000	1,011
0.916%, Due 11/15/2016	1,000	1,005
0.775%, Due 3/10/2017D	1,000	999
General Electric Capital Corp., 1.50%, Due 7/12/2016	3,000	3,042
Goldman Sachs Group, Inc.,
5.125%, Due 1/15/2015	1,000	1,031
5.35%, Due 1/15/2016	1,000	1,073
3.625%, Due 2/7/2016	1,000	1,046
Morgan Stanley, 3.45%, Due 11/2/2015	3,000	3,114
Svenska Handelsbanken AB, 0.704%, Due 9/23/2016D	3,000	3,015
Wachovia Corp., 0.596%, Due 10/15/2016D	3,000	2,992

		25,909

Manufacturing - 9.41%
American Honda Finance Corp.,
1.00%, Due 8/11/2015A	2,000	2,013
0.730%, Due 10/7/2016	1,000	1,008
Daimler Finance North America LLC,
2.30%, Due 1/9/2015A C	1,000	1,013
0.918%, Due 8/1/2016A C	2,500	2,523
Ford Motor Credit Co. LLC, 4.25%, Due 2/3/2017C	1,000	1,076
Nissan Motor Acceptance Corp., 0.935%, Due 9/26/2016A D	3,000	3,019
Volkswagen International Finance N.V., 1.15%, Due 11/20/2015A	3,000	3,018

		13,670

Service - 5.54%
AbbVie, Inc., 1.20%, Due 11/6/2015	3,000	3,025
McKesson Corp.,
0.635%, Due 9/10/2015D	1,000	1,001
0.95%, Due 12/4/2015	1,000	1,003
Thomson Reuters Corp., 1.30%, Due 2/23/2017	1,000	1,004
Viacom, Inc., 1.25%, Due 2/27/2015	2,000	2,014

		8,047

Telecommunications - 4.22%
AT&T, Inc., 1.144%, Due 11/27/2018	3,000	3,058
British Telecommunications PLC, 1.625%, Due 6/28/2016B	1,000	1,014
Verizon Communications, Inc., 1.763%, Due 9/15/2016	2,000	2,058

		6,130

Transportation - 0.71%
Burlington Northern Santa Fe Corp., 4.875%, Due 1/15/2015	1,000	1,030

Total Corporate Obligations (Cost $59,142)		59,729

ASSET-BACKED OBLIGATIONS - 24.66%
Ally Master Owner Trust, 0.782%, Due 5/15/2016, 2011-3 A1D	2,000	2,000
BMW Vehicle Lease Trust, 0.75%, Due 2/20/2015, 2012-1 A3	433	433
Capital Auto Receivables Asset Trust, 0.92%, Due 9/20/2016, 2013-2 A2	3,500	3,513
Chrysler Capital Auto ReceivablesTrust, 0.91%, Due 4/16/2018, 2013-AA A3A	2,000	2,007
Ford Credit Auto Owner Trust, 0.84%, Due 8/15/2016, 2012-1A A3	866	868
Ford Credit Floorplan Master Owner Trust, 0.85%, Due 1/15/2018, 2013-1 A1	3,000	3,009
GE Dealer Floorplan Master Note Trust, 0.752%, Due 7/20/2016, 2011-1 AD	2,500	2,502
GE Equipment Transportation LLC, 0.62%, Due 7/25/2016, 2012-2 A3C	2,500	2,503
Golden Credit Card Trust, 0.582%, Due 9/15/2018, 2013-2A AA D	3,000	3,012

See accompanying notes

American Beacon Short-Term Bond FundSM

Schedule of Investments

April 30, 2014 (Unaudited)

	Par Amount	Fair Value
	(000’s)	(000’s)
National Credit Union Administration,
0.602%, Due 1/8/2020, 2011 R1 1AD	$4,624	$4,648
0.552%, Due 2/6/2020, 2011 R2 1AD	1,245	1,249
0.552%, Due 3/11/2020, 2011 R3 1AD	4,569	4,581
1.84%, Due 10/7/2020, 2010-R1 2A	207	209
Nissan Master Owner Trust Receivables, 0.452%, Due 2/15/2018, 2013-A AD	3,500	3,501
Volkswagen Auto Loan Enhanced Trust,
0.87%, Due 7/20/2015, 2012 A A3	624	625
0.85%, Due 8/22/2016, 2012-1 A3	1,180	1,183

Total Asset-Backed Obligations (Cost $35,775)		35,843

COMMERCIAL MORTGAGE-BACKED OBLIGATIONS - 10.20%
Banc of America Commercial Mortgage Trust, 5.634%, Due 4/10/2049, 2007-2 A2	50	50
Ginnie Mae REMIC Trust,
1.864%, Due 8/16/2031, 2010-141 A	1,007	1,011
2.239%, Due 12/16/2031, 2011-1 A	89	90
2.45%, Due 7/16/2032, 2011-109 A	1,866	1,878
2.25%, Due 5/16/2033, 2011-92 A	1,860	1,870
2.25%, Due 8/16/2034, 2011-78 A	1,363	1,373
2.21%, Due 11/16/2034, 2011-16 A	989	992
1.692%, Due 11/16/2035, 2010-148 A	735	737
2.21%, Due 12/16/2035, 2011-31 A	1,451	1,461
2.782%, Due 6/16/2036, 2010-13 AD	686	698
3.069%, Due 6/16/2036, 2010-52 A	419	424
2.161%, Due 11/16/2036, 2011-96 AB	1,194	1,200
2.45%, Due 7/16/2038, 2011-49 A	2,035	2,065
2.989%, Due 3/16/2039, 2010-71 AC	168	169
3.210%, Due 10/16/2039, 2010-22 AB	—	—
JP Morgan Chase Commercial Mortgage Securities Corp., 3.853%, Due 6/15/2043, 2010-C1 A1A	788	808

Total Commercial Mortgage-Backed Obligations (Cost $14,856)		14,827

U.S. TREASURY OBLIGATIONS - 21.87%
2.00%, Due 1/31/2016	5,500	5,662
2.25%, Due 3/31/2016	4,500	4,660
2.00%, Due 4/30/2016	5,000	5,157
1.75%, Due 5/31/2016	5,000	5,134
1.50%, Due 6/30/2016	6,000	6,129
1.00%, Due 10/31/2016	5,000	5,043

Total U.S. Treasury Obligations (Cost $31,764)		31,785

	Shares
SHORT-TERM INVESTMENTS - 0.69% (Cost $1,002)
JPMorgan U.S. Government Money Market Fund, Capital Class	1,002,355	1,002

TOTAL INVESTMENTS - 98.52% (Cost $142,539)		143,186
OTHER ASSETS, NET OF LIABILITIES - 1.48%		2,151

TOTAL NET ASSETS - 100.00%		$145,337

Percentages are stated as a percent of net assets.

A	Security exempt from registration under the Securities Act of 1933. These securities may be resold to qualified institutional buyers pursuant to Rule 144A. At the period end, the value of these securities amounted to $21,353 or 14.69% of net assets. The Fund has no right to demand registration of these securities.
B	PLC - Public Limited Company.
C	Limited Liability Company.
D	The coupon rate shown on floating or adjustable rate securities represents the rate at period end. The due date on these types of securities reflects the final maturity date.

See accompanying notes

American Beacon FundsSM

Statements of Assets and Liabilities

April 30, 2014 (Unaudited) (in thousands except share and per share amounts)

	High Yield Bond Fund	Retirement Income and Appreciation Fund		Intermediate Bond Fund		Short-Term Bond Fund
Assets:
Investments in unaffiliated securities, at fair valueA	$210,705		$90,921		$397,596		$143,186
Dividends and interest receivable	3,515		552		2,278		433
Receivable for investments sold	708		226		1,513		—
Receivable for fund shares sold	615		7		3,950		1,879
Receivable for tax reclaims	11		2		9		1
Receivable for expense reimbursement (Note 2)	2		—		—		1
Prepaid expenses	34		21		36		23

Total assets	215,590		91,729		405,382		145,523

Liabilities:
Payable for investments purchased	3,592		238		1,366		—
Payable for fund shares redeemed	308		10		3		111
Dividends payable	8		—		1		1
Management and investment advisory fees payable	79		20		62		22
Administrative service and service fees payable	30		24		16		10
Transfer agent fees payable	3		1		4		13
Custody and fund accounting fees payable	9		3		8		3
Professional fees payable	19		17		14		16
Trustee fees payable	2		2		9		4
Payable for prospectus and shareholder reports	2		5		27		6

Total liabilities	4,052		320		1,510		186

Net Assets	$211,538		$91,409		$403,872		$145,337

Analysis of Net Assets:
Paid-in-capital	206,212		82,487		396,035		153,207
Undistributed net investment (loss)	(433)		(610)		(40)		(107)
Accumulated net realized gain (loss)	2,297		2,988		(260)		(8,409)
Unrealized appreciation of investments	3,462		6,544		8,137		646

Net assets	$211,538		$91,409		$403,872		$145,337

Shares outstanding at no par value (unlimited shares authorized):
Institutional Class	7,926,299		N/A		37,543,128		15,596,658

Y Class	203,358		71,060		11,118		111,920

Investor Class	846,033		8,077,632		159,090		767,419

A Class	178,189		48,070		37,625		125,865

C Class	202,838		175,081		24,984		89,663

AMR Class	13,123,771		N/A		N/A		N/A

Net assets (not in thousands):
Institutional Class	$74,585,829	$	N/A		$401,384,648		$135,799,508

Y Class	$1,916,173		$775,275		$119,349		$976,213

Investor Class	$7,967,607		$88,184,112		$1,698,793		$6,684,350

A Class	$1,679,819		$526,711		$401,742		$1,096,069

C Class	$1,909,467		$1,922,509		$267,146		$780,980

AMR Class	$123,478,700	$	N/A	$	N/A	$	N/A

See accompanying notes

American Beacon FundsSM

Statements of Assets and Liabilities

April 30, 2014 (Unaudited) (in thousands except share and per share amounts)

	High Yield Bond Fund	Retirement Income and Appreciation Fund	Intermediate Bond Fund	Short-Term Bond Fund
Net asset value, offering and redemption price per share:
Institutional Class	$9.41	N/A	$10.69	$8.71

Y Class	$9.42	$10.91	$10.73	$8.72

Investor Class	$9.42	$10.92	$10.68	$8.71

A Class	$9.43	$10.96	$10.68	$8.71

C Class	$9.41	$10.98	$10.69	$8.71

AMR Class	$9.41	N/A	N/A	N/A

A Cost of investments in unaffiliated securities	$207,243	$84,377	$389,459	$142,539

See accompanying notes

American Beacon FundsSM

Statements of Operations

For the Six Months Ended April 30, 2014 (Unaudited) (in thousands)

	High Yield Bond Fund	Retirement Income and Appreciation Fund	Intermediate Bond Fund	Short-Term Bond Fund
Investment Income:
Dividend income from unaffiliated securities (net of foreign taxes)A	$45	$120	$1	$—
Interest income	6,890	1,285	4,866	780
Other Income	38	—	—	—

Total investment income	6,973	1,405	4,867	780

Expenses:
Management and investment advisory fees (Note 2)	428	178	364	141
Administrative service fees (Note 2):
Institutional Class	102	—	90	33
Y Class	3	1	—	1
Investor Class	12	163	3	11
A Class	2	1	1	3
C Class	4	4	1	2
AMR Class	31	—	—	—
Transfer agent fees:
Institutional Class	18	—	7	8
Investor Class	1	3	1	2
AMR Class	3	—	—	—
Custody and fund accounting fees	28	11	24	11
Professional fees	24	21	23	23
Registration fees and expenses	29	23	30	29
Service fees (Note 2):
Y Class	1	—	—	—
Investor Class	10	204	2	9
A Class	1	1	—	1
C Class	1	1	—	1
Distribution fees (Note 2):
A Class	1	1	1	2
C Class	10	10	2	4
Prospectus and shareholder report expenses	18	5	27	13
Trustee fees	6	4	9	5
Other expenses	6	6	23	5

Total expenses	739	637	608	304

Net fees waived and expenses reimbursed (Note 2)	(11)	(1)	(2)	(9)

Net expenses	728	636	606	295

Net investment income	6,245	769	4,261	485

Realized and unrealized gain (loss) from investments:
Net realized gain (loss) from:
Investments	2,476	3,648	349	373
Change in net unrealized appreciation or (depreciation) of:
Investments	894	(1,543)	1,230	25

Net gain from investments	3,370	2,105	1,579	398

Net increase in net assets resulting from operations	$9,615	$2,874	$5,840	$883

A Foreign taxes	$12	$—	$—	$—

See accompanying notes

American Beacon FundsSM

Statements of Changes in Net Assets (in thousands)

	High Yield Bond Fund		Retirement Income and Appreciation Fund
	Six Months Ended April 30, 2014	Year Ended October 31, 2013	Six Months Ended April 30, 2014	Year Ended October 31, 2013
	(unaudited)		(unaudited)
Increase (Decrease) in Net Assets:
Operations:
Net investment income	$6,245	$11,084	$769	$2,392
Net realized gain from investments, futures contracts, and foreign currency transactions	2,476	3,233	3,648	5,348
Change in net unrealized appreciation or (depreciation) from investments, futures contracts, and foreign currency transactions	894	(16)	(1,543)	(3,139)

Net increase in net assets resulting from operations	9,615	14,301	2,874	4,601

Distributions to Shareholders:
Net investment income:
Institutional Class	(2,190)	(3,331)	—	—
Y Class	(62)	(72)	(13)	(34)
Investor Class	(241)	(489)	(2,145)	(3,039)
A Class	(33)	(57)	(10)	(40)
C Class	(51)	(114)	(25)	(21)
AMR Class	(4,256)	(7,002)	—	—
Net realized gain from investments:
Institutional Class	(219)	—	—	—
Y Class	(7)	—	(20)	(14)
Investor Class	(26)	—	(4,225)	(969)
A Class	(4)	—	(18)	(8)
C Class	(7)	—	(63)	(12)
AMR Class	(464)	—	—	—

Net distributions to shareholders	(7,560)	(11,065)	(6,519)	(4,137)

Capital Share Transactions:
Proceeds from sales of shares	38,682	126,393	3,311	28,621
Reinvestment of dividends and distributions	7,393	10,673	6,488	4,111
Cost of shares redeemed	(45,386)	(71,927)	(48,135)	(69,036)
Redemption fees	4	52	—	—

Net increase (decrease) in net assets from capital share transactions	693	65,191	(38,336)	(36,304)

Net increase (decrease) in net assets	2,748	68,427	(41,981)	(35,840)

Net Assets:
Beginning of period	208,790	140,363	133,390	169,230

End of Period *	$211,538	$208,790	$91,409	$133,390

*Includes undistributed net investment income (loss) of	$(433)	$154	$(610)	$110

See accompanying notes

American Beacon FundsSM

Statements of Changes in Net Assets (in thousands)

	Intermediate Bond Fund		Short-Term Bond Fund
	Six Months Ended April 30, 2014	Year Ended October 31, 2013	Six Months Ended April 30, 2014	Year Ended October 31, 2013
	(unaudited)		(unaudited)
Increase (Decrease) in Net Assets:
Operations:
Net investment income	$4,261	$8,313	$485	$1,491
Net realized gain from investments, futures contracts, and foreign currency transactions	349	1,150	373	727
Change in net unrealized appreciation or (depreciation) from investments, futures contracts, and foreign currency transactions	1,230	(14,948)	25	(1,288)

Net increase (decrease) in net assets resulting from operations	5,840	(5,485)	883	929

Distributions to Shareholders:
Net investment income:
Institutional Class	(6,497)	(9,213)	(758)	(2,250)
Y Class	(2)	(40)	(5)	(14)
Investor Class	(25)	(83)	(27)	(116)
A Class	(6)	(11)	(5)	(21)
C Class	(5)	(11)	—	(1)
Net realized gain from investments:
Institutional Class	(447)	(4,740)	—	—
Y Class	—	(55)	—	—
Investor Class	(2)	(75)	—	—
A Class	—	(7)	—	—
C Class	(1)	(14)	—	—

Net distributions to shareholders	(6,985)	(14,249)	(795)	(2,402)

Capital Share Transactions:
Proceeds from sales of shares	76,932	134,686	23,382	97,841
Reinvestment of dividends and distributions	6,973	14,119	789	2,369
Cost of shares redeemed	(21,390)	(188,290)	(41,235)	(171,773)

Net increase (decrease) in net assets from capital share transactions	62,515	(39,485)	(17,064)	(71,563)

Net increase (decrease) in net assets	61,370	(59,219)	(16,976)	(73,035)

Net Assets:
Beginning of period	342,502	401,721	162,313	235,348

End of Period *	$403,872	$342,502	$145,337	$162,313

*Includes undistributed net investment income (loss) of	$(40)	$2,002	$(107)	$(426)

See accompanying notes

American Beacon FundsSM

Notes to Financial Statements

April 30, 2014 (Unaudited)

1. Organization and Significant Accounting Policies

American Beacon Funds (the “Trust”) which is comprised of twenty-eight Funds, is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, (the “Act”) as a diversified, open-end management investment company. These financial statements and notes to the financial statements relate to the American Beacon High Yield Bond Fund, the American Beacon Retirement Income and Appreciation Fund, the American Beacon Intermediate Bond Fund and the American Beacon Short-Term Bond Fund (each a “Fund” and collectively, the “Funds”), each a series of the Trust.

American Beacon Advisors, Inc. (the “Manager”), is a wholly-owned subsidiary of Lighthouse Holdings, Inc. and was organized in 1986 to provide business management, advisory, administrative and asset management consulting services to the Trust and other investors.

Class Disclosure

Each Fund has multiple classes of shares designed to meet the needs of different groups of investors; however, not all Funds offer all classes. The following table sets forth the differences among the classes:

Class:	Offered to:
Institutional Class	Investors making an initial investment of $250,000
Y Class	Investors making an initial investment of $100,000
Investor Class	General public and investors investing through an intermediary
A Class	General public and investors investing through an intermediary with applicable sales charges, which may include a front-end sales charge and a contingent deferred sales charge (“CDSC”)
C Class	General public and investors investing through an intermediary with applicable sales charges, which may include a CDSC
AMR Class	Investors in the tax-exempt retirement and benefit plans of the Manager, AMR Corporation, and its affiliates

Each class offered by the Trust has equal rights as to assets and voting privileges. Income and non-class specific expenses are allocated daily to each class on the basis of the relative net assets. Realized and unrealized capital gains and losses of each class are allocated daily based on the relative net assets of each class of the respective Fund. Class specific expenses, where applicable, currently include administrative service fees, service fees, and distribution fees and vary among the classes as described more fully in Note 2.

Recently Adopted Accounting Pronouncements

In December 2011, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2011-11, Balance Sheet (Topic 210): Disclosures about Offsetting Assets and Liabilities. The amendments in the ASU enhance disclosures about offsetting of financial assets and liabilities to enable investors to understand the effect of these arrangements on a fund's financial position. In January 2013, FASB issued ASU No. 2013-01, Balance Sheet (Topic 210): Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities. The amendments in ASU No. 2013-01 clarify the scope of disclosures required by ASU No. 2011-11. These ASUs are effective for annual periods beginning on or after January 1, 2013, and interim periods within those annual periods. The Funds adopted ASU 2011-11 and 2013-01 effective January 1, 2013. The adoption did not have any impact on the Fund’s financial statements as the accounting standard affects only the disclosure requirements for offsetting financial instruments.

2. Transactions with Affiliates

Management Agreement

The Trust and the Manager are parties to a Management Agreement that obligates the Manager to provide or oversee the provision of all investment advisory, fund management, and securities lending services.

American Beacon FundsSM

Notes to Financial Statements

April 30, 2014 (Unaudited)

Investment assets of the High Yield Bond, Retirement Income and Appreciation, and Intermediate Bond Funds are managed by one or more investment advisors which have entered into separate investment advisory agreements with the Manager. As compensation for performing the duties required under the Management Agreement, the Manager receives from the High Yield Bond and Retirement Income and Appreciation Funds an annualized fee equal to 0.05% of the average daily net assets plus amounts paid by the Manager to the investment advisors hired by the Manager to direct investment activities of the Funds. The Manager receives an annualized fee of 0.20% of the average daily net assets of the Intermediate Bond Fund and pays a portion of its fee to an investment advisor hired by the Manager to direct investment activities of a portion of the Fund. The Manager is one of the investment advisors of the Retirement Income and Appreciation Fund and receives an annualized fee of 0.15% on the portion of assets managed by the Manager. The Manager serves as the sole investment advisor to the Short-Term Bond Fund. Management fees paid during the six months ended April 30, 2014 were as follows (dollars in thousands):

Fund	Management Fee Rate	Management Fee	Amounts paid to Investment Advisors	Net Amounts Retained by Manager
High Yield Bond	0.42%	$428	$377	$51
Retirement Income and Appreciation	0.32%	178	150	28
Intermediate Bond	0.20%	364	143	221
Short-Term Bond	0.20%	141	—	141

Administrative Services Agreement

The Manager and the Trust entered into an Administrative Services Agreement which obligates the Manager to provide or oversee administrative services to the Funds. As compensation for performing the duties required under the Administrative Services Agreement, the Manager receives an annualized fee of 0.30% of the average daily net assets of the Institutional, Y, and Investor Classes of each Fund, 0.40% of the average daily net assets of the A and C Classes of each Fund, and 0.05% of the average daily net assets of the AMR Class, except for the Institutional Class of the Intermediate Bond and Short-Term Bond Funds from which the Manager receives a fee of 0.05% of average daily net assets.

Distribution Plans

The Funds, except for the A and C Classes of the Funds, have adopted a “defensive” Distribution Plan (the “Plan”) in accordance with Rule 12b-1 under the Act, pursuant to which no separate fees will be charged to the Funds for distribution purposes. However, the Plan authorizes the management and administrative service fees received by the Manager and the investment advisors hired by the Manager to be used for distribution purposes. Under this Plan, the Funds do not intend to compensate the Manager or any other party, either directly or indirectly, for the distribution of Fund shares.

Separate Distribution Plans (the “Distribution Plans”) have been adopted pursuant to Rule 12b-1 under the Act for the A and C Classes of the Funds. Under the Distribution Plans, as compensation for distribution assistance, the Manager receives an annual fee of 0.25% of the average daily net assets of each A Class and 1.00% of the average daily net assets of each C Class. The fee will be payable without regard to whether the amount of the fee is more or less than the actual expenses incurred in a particular month by the Manager for distribution assistance.

Service Plans

The Manager and the Trust entered into Service Plans that obligate the Manager to oversee additional shareholder servicing of the Y, Investor, A, and C Classes. As compensation for performing the duties required under the Service Plans, the Manager receives 0.10% of the average daily net assets of the Y Class, 0.15% of the average daily net assets of the A and C Classes, and up to 0.375% of the average daily net assets of the Investor Class of each Fund.

American Beacon FundsSM

Notes to Financial Statements

April 30, 2014 (Unaudited)

Interfund Lending Program

Pursuant to an exemptive order by the Securities and Exchange Commission (“SEC”), the Funds, along with other registered investment companies having management contracts with the Manager, may participate in an interfund lending program. This program provides an alternative credit facility allowing the Funds to borrow from other participating Funds. For the six months ended April 30, 2014 the Short-Term Bond Fund participated as a lender and loaned on average $420,574 for 10 days at an average rate of 0.69% and earned $79. This amount is included in interest income on the Statements of Operations.

Expense Reimbursement Plan

The Manager voluntarily and contractually agreed to reimburse the following Funds to the extent that total operating expenses exceeded the Fund’s expense cap. For the period ended April 30, 2014, the Manager reimbursed expenses as follows:

		Expense Caps
Fund	Class	11/1/13 to 2/28/14	3/1/14 to 4/30/14	Reimbursed Expenses	Expiration of Reimbursements
High Yield Bond	Institutional*	0.91%	0.86%	$6,808	2017
High Yield Bond	Y	0.98%	0.98%	—	2017
High Yield Bond	Investor	1.09%	1.09%	760	2017
High Yield Bond	A	1.12%	1.12%	1,249	2017
High Yield Bond	C	1.87%	1.87%	2,197	2017
Retirement Income and Appreciation	Y	0.80%	0.80%	231	2017
Retirement Income and Appreciation	A	1.14%	1.14%	429	2017
Retirement Income and Appreciation	C	1.96%	1.96%	591	2017
Intermediate Bond	Y	0.65%	0.65%	62	2017
Intermediate Bond	Investor	0.79%	0.79%	1,072	2017
Intermediate Bond	A	0.99%	0.99%	256	2017
Intermediate Bond	C	1.74%	1.74%	331	2017
Short-Term Bond	Y	0.64%	0.64%	500	2017
Short-Term Bond	Investor	0.79%	0.79%	4,543	2017
Short-Term Bond	A	0.85%	0.85%	2,328	2017
Short Term Bond	C	1.60%	1.60%	1,449	2017

*	Voluntary waiver.

Of these amounts, $1,927, $303, $232, and $1,974 was receivable from the Manager for the six months ended April 30, 2014 for the High Yield Bond, Retirement Income and Appreciation, Intermediate Bond, and Short-Term Bond Funds, respectively. The Funds have adopted an Expense Reimbursement Plan whereby the Manager may seek repayment of fees waived or expenses reimbursed for a period of up to three years. However, reimbursement will occur only if the Class’ average net assets have grown or expenses have declined sufficiently to allow reimbursement without causing its expense ratio to exceed the previously agreed upon contractual expense limit. The reimbursed expenses listed above will expire in 2017. The carryover of excess expenses potentially reimbursable to the Manager are as follows:

Fund	Recovered Expenses	Excess Expense Carryover	Expiration of Reimbursed Expenses
High Yield Bond	$—	$5,574	2014
High Yield Bond	—	7,197	2015
High Yield Bond	—	20,750	2016
Retirement Income and Appreciation	—	9,426	2014
Retirement Income and Appreciation	—	12,161	2015
Retirement Income and Appreciation	—	299	2016
Intermediate Bond	—	3,532	2014
Intermediate Bond	—	7,592	2015
Intermediate Bond	—	6,148	2016
Short-Term Bond	—	47,110	2014
Short-Term Bond	—	29,140	2015
Short-Term Bond	—	20,687	2016

American Beacon FundsSM

Notes to Financial Statements

April 30, 2014 (Unaudited)

During the six months ended April 30, 2014, the Funds have not recorded a liability for potential reimbursement due to the current assessment that a reimbursement is unlikely.

Sales Commissions

The Funds’ distributor, Foreside Fund Services, LLC (“Foreside”) may receive a portion of A Class sales charges from broker dealers and it may be used to offset distribution related expenses. During the six months ended April 30, 2014, Foreside collected $1,746, $44, and $146 for the High Yield Bond, Retirement Income and Appreciation and Short-Term Bond Funds, respectively from the sale of Class A Shares.

A contingent deferred sales charge (“CDSC”) of 0.50% will be deducted with respect to Class A Shares for the Retirement Income and Appreciation and Short-Term Bond Funds on certain purchases of $250,000 and $1,000,000 for the High Yield Bond and Intermediate Bond Funds or more that are redeemed in whole or part within 12 months of purchase, unless waived as discussed in the Prospectus. Any applicable CDSC will be 0.50% of the lesser of the original purchase price or the value of the redemption of the Class A Shares redeemed. During the six months ended April 30, 2014, there were no CDSC fees collected for the Funds.

A contingent deferred sales charge (“CDSC”) of 1.00% will be deducted with respect to Class C Shares redeemed within 12 months of purchase, unless waived as discussed in the Prospectus. Any applicable CDSC will be 1.00% of the lesser of the original purchase price or the value of the redemption of the Class C Shares redeemed. During the six months ended April 30, 2014, CDSC fees of $199, $281 and $81 were collected for the High Yield Bond, Retirement Income and Appreciation and Intermediate Bond Funds, respectively.

3. Security Valuation and Fair Value Measurements

Investments are valued at the close of the New York Stock Exchange (the “Exchange”), normally 4 p.m. ET, each day that the Exchange is open for business. Equity securities, including exchange-traded funds (“ETFs”) for which market quotations are available are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) on the primary market or exchange on which they trade.

Debt securities (other than short-term securities) normally are valued on the basis of prices provided by an independent pricing service and may take into account appropriate factors such as institution-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The prices of debt securities may be determined using quotes obtained from brokers.

Investments in open-end mutual funds are valued at the closing net asset value (“NAV”) per share of the mutual fund on the day of valuation. Investment grade short-term obligations with 60 days or less to maturity are valued using the amortized cost method, which approximates fair value.

Securities for which market prices are not readily available or are not reflective of the fair value of the security, as determined by the Manager, will be priced at fair value following procedures approved by the Trust’s Board of Trustees (the “Board”).

Other investments, including restricted securities, and those financial instruments for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the Valuation Committee, established by the Fund’s Board.

American Beacon FundsSM

Notes to Financial Statements

April 30, 2014 (Unaudited)

Valuation Inputs

Various inputs may be used to determine the fair value of the Funds’ investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1 – Quoted prices in active markets for identical securities.

Level 2 – Prices determined using other significant observable inputs. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, and others. Level 2 securities are fixed-income securities that are valued using observable inputs as stated above.

Level 3 – Prices determined using other significant unobservable inputs. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Level 1 and Level 2 trading assets and trading liabilities, at fair value

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. Treasury obligations, sovereign issues, bank loans, convertible preferred securities, and non-U.S. bonds are normally valued by pricing service providers that use broker dealer quotations, reported trades or valuation estimates from their internal pricing models. The service providers’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates, and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date are categorized as Level 2 of the fair value hierarchy.

Mortgage-related and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by pricing service providers that use broker dealer quotations or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows, and market-based yield spreads for each tranche, and incorporate deal collateral performance, as available. Mortgage-related and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Common stocks, exchange-traded funds and financial derivative instruments, such as futures contracts that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy. Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the close of the Exchange. These securities are valued using pricing service providers that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Investments in registered open-end investment management companies will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy. Short-term investments having a maturity of 60 days or less are generally valued at amortized cost which approximates fair value. These investments are categorized as Level 2 of the fair value hierarchy.

American Beacon FundsSM

Notes to Financial Statements

April 30, 2014 (Unaudited)

The Funds’ investments are summarized by level based on the inputs used to determine their values. U.S. Generally Accredited Accounting Principles (“U.S. GAAP”) also requires all transfers between any levels to be disclosed. The end of period timing recognition has been adopted for the transfers between levels of each Fund’s assets and liabilities. As of April 30, 2014, the investments were classified as described below (in thousands):

High Yield Bond	Level 1	Level 2	Level 3	Total
Convertible Preferred Stocks	$—	$—	$61	$61
Common Stocks	414	54	28	496
Rights	—	79	—	79
Preferred Stocks	874	—	—	874
Convertible Obligations	—	307	—	307
Corporate Obligations	—	200,414	—	200,414
Short-Term Investments - Money Market Funds	8,474	—	—	8,474

Total Investments in Securities	$9,762	$200,854	$89	$210,705

Retirement Income and Appreciation	Level 1	Level 2	Level 3	Total
Common Stock	$3,755	$—	$—	$3,755
Preferred Stocks	2,515	553	—	3,068
Convertible Obligations	—	15,157	—	15,157
Corporate Obligations	—	32,004	—	32,004
Foreign Government Obligations	—	544	—	544
Asset-Backed Obligations	—	11,584	—	11,584
Commercial Mortgage-Backed Obligations	—	1,478	—	1,478
U.S. Agency Mortgage-Backed Obligations	—	10,915	—	10,915
U.S. Treasury Obligations	—	10,607	—	10,607
Short-Term Investments - Money Market Funds	1,809	—	—	1,809

Total Investments in Securities	$8,079	$82,842	$—	$90,921

Intermediate Bond	Level 1	Level 2	Level 3	Total
Corporate Obligations	$—	$154,649	$—	$154,649
Foreign Government Obligations	—	1,845	—	1,845
Asset-Backed Obligations	—	16,945	—	16,945
Commercial Mortgage-Backed Obligations	—	34,581	—	34,581
U.S. Agency Mortgage-Backed Obligations	—	68,291	—	68,291
U.S. Treasury Obligations	—	105,803	—	105,803
Short-Term Investments - Money Market Funds	15,482	—	—	15,482

Total Investments in Securities	$15,482	$382,114	$—	$397,596

Short-Term Bond	Level 1	Level 2	Level 3	Total
Corporate Obligations	$—	$59,729	$—	$59,729
Asset-Backed Obligations	—	35,843	—	35,843
Commercial Mortgage-Backed Obligations	—	14,827	—	14,827
U.S. Treasury Obligations	—	31,785	—	31,785
Short-Term Investments - Money Markets Funds	1,002	—	—	1,002

Total Investments in Securities	$1,002	$142,184	$—	$143,186

During the six months ended April 30, 2014, the High Yield Bond Fund transferred a security valued at $54,000 from Level 3 to Level 2 of the valuation hierarchy and the Retirement Income and Appreciation Fund transferred a security valued at $235,471 from Level 1 to Level 2 of the value hierarchy.

The following is a reconciliation of Level 3 assets of the High Yield Bond Fund for which significant unobservable inputs were used to determine fair value. Transfers in or out of Level 3 represent the ending value of any security or instrument where a change in the level has occurred from the beginning to the end of the period (in thousands):

American Beacon FundsSM

Notes to Financial Statements

April 30, 2014 (Unaudited)

	Common Stocks	Rights	Preferred Stocks	Convertible Preferred Stocks	Convertible Obligations	Corporate Obligations	Foreign Government Obligations	Short Term Investments	Totals
Balance as of October 31, 2013	$127	$—	$45	$—	$—	$—	$—	$—	$172
Realized gain (loss)	(52)	—	—	—	—	—	—	—	(52)
Change in unrealized appreciation or (depreciation)	7	—	16	—	—	—	—	—	23
Purchases	—	—	—	—	—	—	—	—	—
Sales	—	—	—	—	—	—	—	—	—
Transfer into Level 3	—	—	—	—	—	—	—	—	—
Transfer out of Level 3	(54)	—	—	—	—	—	—	—	(54)

Balance as of April 30, 2014	28	—	61	—	—	—	—	—	89

Change in unrealized at period end*	$7	$—	$16	$—	$—	$—	$—	$—	$23

	Common Stocks	Convertible Preferred Stock
Ending Balance as of 4/30/2014	$28	$61
Valuation Technique	Indicative bid quote	Indicative bid quote
Unobservable Inputs	Broker Quote	Broker Quote
Input Value(s)	$1,265	$1,265

*	Change in unrealized appreciation or (depreciation) attributable to Level 3 securities held at period end. This balance is included in the change in unrealized appreciation or (depreciation) on the Statements of Operations.

Security Transactions and Investment Income

Security transactions are recorded on the trade date of the security purchase or sale. The Funds may purchase securities with delivery or payment to occur at a later date. At the time the Funds enter into a commitment to purchase a security, the transaction is recorded, and the value of the security is reflected in the NAV. The value of the security may vary with market fluctuations.

Dividend income, net of foreign taxes, is recorded on the ex-dividend date, except certain dividends from foreign securities which are recorded as soon as the information is available to the Funds. Interest income is earned from settlement date, recorded on the accrual basis, and adjusted, if necessary, for accretion of discounts and amortization of premiums. For financial and tax reporting purposes, realized gains and losses are determined on the basis of specific lot identification.

Dividends to Shareholders

Dividends from net investment income of the Funds generally will be declared daily and paid monthly. Distributions, if any, of net realized capital gains are generally paid at least annually and recorded on the ex-dividend date.

Commission Recapture

The Funds have established brokerage commission recapture arrangements with certain brokers or dealers. If a Fund’s investment advisor chooses to execute a transaction through a participating broker, the broker rebates a portion of the commission back to the Fund. Any collateral benefit received through participation in the commission recapture program is directed exclusively to the Fund. These amounts are reported with the net realized gains in the Fund’s Statement of Operations.

American Beacon FundsSM

Notes to Financial Statements

April 30, 2014 (Unaudited)

Allocation of Income, Expenses, Gains, and Losses

Income, expenses (other than those attributable to a specific class), gains, and losses are allocated daily to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.

Use of Estimates

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results may differ from those estimated.

Redemption Fees

The High Yield Bond Fund imposes a 2% redemption fee on shares held for less than 90 days. The fee is deducted from the redemption proceeds and is intended to offset the trading costs, market impact, and other costs associated with short-term trading activity in the Fund. The “first-in, first-out” method is used to determine the holding period. The fee is allocated to all classes of the Fund pro-rata based on their respective net assets.

Other

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liability arising out of the performance of their duties to the Trust. In the normal course of business, the Trust enters into contracts that provide indemnification to the other party or parties against potential costs or liabilities. The Trust’s maximum exposure under these arrangements is dependent on claims that may be made in the future and, therefore, cannot be estimated. The Trust has had no prior claims or losses pursuant to any such agreement.

4. Securities and Other Investments

Payment In-Kind Securities

Certain Funds may invest in payment in-kind securities. Payment in-kind securities give the issuer the option at each interest payment date of making interest payments in either cash or additional debt securities. Those additional debt securities usually have the same terms, including maturity dates and interest rates, and associated risks as the original bonds. The daily market quotations of the original bonds may include the accrued interest (referred to as a dirty price) and require a pro-rata adjustment from the unrealized appreciation or depreciation on investment to interest receivable in the Statements of Assets and Liabilities.

Restricted Securities

Certain Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities may be sold privately, but are required to be registered or exempted from such registration before being sold to the public. Private placement securities are generally considered to be restricted except for those securities traded between qualified institutional investors under the provisions of Rule 144A of the Securities Act of 1933. Disposal of restricted securities may involve time-consuming negotiations and expenses, and prompt sale at an acceptable price may be difficult to achieve. Restricted securities outstanding at the period ended April 30, 2014 are disclosed in the Notes to the Schedules of Investments.

American Beacon FundsSM

Notes to Financial Statements

April 30, 2014 (Unaudited)

High-Yield Securities

Non-investment-grade securities are rated below the four highest credit grades by at least one of the public rating agencies (or are unrated if not publicly rated). Participation in high-yielding securities transactions generally involves greater returns in the form of higher average yields. However, participation in such transactions involves greater risks, including sensitivity to economic changes, solvency, and relative liquidity in the secondary trading market. Lower ratings may reflect a greater possibility that the financial condition of the issuer, or adverse changes in general economic conditions, or both, may impair the ability of the issuer to make payments of interest and principal. The prices and yields of lower-rated securities generally fluctuate more than higher-quality securities, and such prices may decline significantly in periods of general economic difficulty or rising interest rates.

Real Estate Investment Trusts

The Funds may own shares of real estate investment trusts (“REITs”) which report information on the source of their distributions annually. The Funds re-characterize distributions received from REIT investments based on information provided by the REITs into the following categories: ordinary income, long-term capital gains, and return of capital. If information is not available on a timely basis from the REITs, the re-characterization will be estimated based on available information, which may include the previous year allocation. If new or additional information becomes available from the REITs at a later date, a re-characterization will be made the following year. These re-characterizations are not recorded for financial statement purposes, but as an adjustment to the calculation of taxable income.

Other Investment Company Securities and Other Exchange Traded Products

The Funds may invest in shares of other investment companies, including open-end funds, closed-end funds, business development companies, ETFs, exchange-traded notes (“ETNs”), unit investment trusts, and other investment companies of the Trust. The Funds may invest in investment company securities advised by the Manager or a sub-advisor. Investments in the securities of other investment companies may involve duplication of advisory fees and certain other expenses. By investing in another investment company, a Fund becomes a shareholder of that investment company. As a result, Fund shareholders indirectly will bear a Fund’s proportionate share of the fees and expenses paid by shareholders of the other investment company, in addition to the fees and expenses Fund shareholders directly bear in connection with the Fund’s own operations. These other fees and expenses are reflected as Acquired Fund Fees and Expenses and are included in the Fees and Expenses Table for the Fund in its Prospectus, if applicable. Investments in other investment companies may involve the payment of substantial premiums above the value of such issuer’s portfolio securities.

Mortgage-Related and Other Asset-Backed Securities

The Retirement Income and Appreciation, Intermediate Bond and Short-Term Bond Funds may invest in mortgage or other asset-backed securities (“ABS”). These securities may include mortgage instruments issued by U.S. government agencies (“agency mortgages”) or those issued by private entities (“non-agency mortgages”). Specific types of instruments may include mortgage pass-through securities, collateralized mortgage obligations (“CMOs”), commercial mortgage-backed securities, mortgage dollar rolls, CMO residuals, stripped mortgage-backed securities and other securities that directly or indirectly represent a participation in, or are secured by a payable from, mortgage loans on real property. The value of the Fund’s mortgage-backed securities (“MBS”) may be affected by, among other things, changes or perceived changes in interest rates, factors concerning the interests in and structure of the issuer or the originator of the mortgage, or the quality of the underlying assets. The mortgages underlying the securities may default or decline in quality or value. Through its investments in MBS, a Fund has exposure to subprime loans, Alt-A loans and non-conforming loans as well as to the mortgage and credit markets generally. Underlying collateral related to subprime, Alt-A and non-conforming mortgage loans has become increasingly susceptible to defaults and declines in quality or

American Beacon FundsSM

Notes to Financial Statements

April 30, 2014 (Unaudited)

value, especially in a declining residential real estate market. In addition, regulatory or tax changes may adversely affect the mortgage securities markets as a whole.

Mortgage-Backed Securities

MBS often have stated maturities of up to thirty years when they are issued, depending upon the length of the mortgages underlying the securities. In practice however, unscheduled or early payments of principal and interest on the underlying mortgages may make the securities’ effective maturity shorter than this, and the prevailing interest rates may be higher or lower than the current yield of the Fund’s portfolio at the time resulting in reinvestment risk.

Rising or high interest rates may result in slower than expected principal payments which may tend to extend the duration of MBS, making them more volatile and more sensitive to changes in interest rates. This is known as extension risk.

MBS may have less potential for capital appreciation than comparable fixed income securities due to the likelihood of increased prepayments of mortgages resulting from foreclosures or declining interest rates. These foreclosed or refinanced mortgages are paid off at face value (par) or less, causing a loss, particularly for any investor who may have purchased the security at a premium or a price above par. In such an environment, this risk limits the potential price appreciation of these securities.

Agency Mortgage-Backed Securities

Certain MBS may be issued or guaranteed by the U.S. government or a government sponsored entity, such as Fannie Mae (the Federal National Mortgage Association) or Freddie Mac (the Federal Home Loan Mortgage Corporation). Although these instruments may be guaranteed by the U.S. government or a government sponsored entity, many such MBS are not backed by the full faith and credit of the United States and are still exposed to the risk of non-payment.

Privately Issued Mortgage-Backed Securities

MBS held by a Fund may be issued by private issuers including commercial banks, savings associations, mortgage companies, investment banking firms, finance companies and special purpose finance entities (called special purpose vehicles or SPVs) and other entities that acquire and package mortgage loans for resale as MBS. These privately issued non-agency MBS may offer higher yields than those issued by government agencies, but also may be subject to greater price changes than governmental issues. Subprime loans refer to loans made to borrowers with weakened credit histories or with a lower capacity to make timely payments on their loans. Alt-A loans refer to loans extended to borrowers who have incomplete documentation of income, assets, or other variables that are important to the credit underwriting processes. Non-conforming mortgages are loans that do not meet the standards that allow purchase by government-sponsored enterprises. MBS with exposure to subprime loans, Alt-A loans or non-conforming loans have had in many cases higher default rates than those loans that meet government underwriting requirements. The risk of non-payment is greater for MBS that are backed by mortgage pools that contain subprime, Alt-A and non-conforming loans, but a level of risk exists for all loans.

Unlike agency MBS issued or guaranteed by the U.S. government or a government-sponsored entity (e.g., Fannie Mae (the Federal National Mortgage Association) and Freddie Mac (the Federal Home Loan Mortgage Corporation), MBS issued by private issuers do not have a government or government-sponsored entity guarantee, but may have credit enhancements provided by external entities such as banks or financial institutions or achieved through the structuring of the transaction itself. Examples of such credit support arising out of the structure of the transaction include the issue of senior and subordinated securities (e.g., the issuance of securities by an SPV in multiple classes or “tranches,” with one or more classes being senior to other subordinated classes as to the payment of principal and interest, with the result that defaults on the

American Beacon FundsSM

Notes to Financial Statements

April 30, 2014 (Unaudited)

underlying mortgage loans are borne first by the holders of the subordinated class); creation of “reserve funds” (in which case cash or investments, sometimes funded from a portion of the payments on the underlying mortgage loans, are held in reserve against future losses); and “overcollateralization” (in which case the scheduled payments on, or the principal amount of, the underlying mortgage loans exceeds that required to make payment on the securities and pay any servicing or other fees). However, there can be no guarantee that credit enhancements, if any, will be sufficient to prevent losses in the event of defaults on the underlying mortgage loans. In addition, MBS that are issued by private issuers are not subject to the underwriting requirements for the underlying mortgages that are applicable to those MBS that have a government or government-sponsored entity guarantee. As a result, the mortgage loans underlying private MBS may, and frequently do, have less favorable collateral, credit risk or other underwriting characteristics than government or government-sponsored MBS and have wider variances in a number of terms including interest rate, term, size, purpose and borrower characteristics. Privately issued pools more frequently include second mortgages, high loan-to-value mortgages and manufactured housing loans. The coupon rates and maturities of the underlying mortgage loans in a private-label MBS pool may vary to a greater extent than those included in a government guaranteed pool, and the pool may include subprime mortgage loans.

Privately issued MBS are not traded on an exchange and there may be a limited market for the securities, especially when there is a perceived weakness in the mortgage and real estate market sectors. Without an active trading market, MBS held in the Fund’s portfolio may be particularly difficult to value because of the complexities involved in assessing the value of the underlying mortgage loans.

Asset-Backed Securities

ABS may include MBS, loans, receivables or other assets. The value of the Fund’s ABS may be affected by, among other things, actual or perceived changes in interest rates, factors concerning the interests in and structure of the issuer or the originator of the receivables, the market’s assessment of the quality of underlying assets or actual or perceived changes in the credit worthiness of the individual borrowers, the originator, the servicing agent or the financial institution providing the credit support.

Payment of principal and interest may be largely dependent upon the cash flows generated by the assets backing the securities.

Rising or high interest rates tend to extend the duration of ABS, making them more volatile and more sensitive to changes in interest rates. The underlying assets are sometimes subject to prepayments which can shorten the security’s weighted average life and may lower its return. Defaults on loans underlying ABS have become an increasing risk for ABS that are secured by home equity loans related to sub-prime, Alt-A or non-conforming mortgage loans, especially in a declining residential real estate market.

ABS (other than MBS) present certain risks that are not presented by MBS. Primarily, these securities may not have the benefit of any security interest in the related assets. Credit card receivables are generally unsecured and the debtors are entitled to the protection of a number of state and federal consumer credit laws, many of which give such debtors the right to set off certain amounts owed on the credit cards, thereby reducing the balance due. There is the possibility that recoveries on repossessed collateral may not, in some cases, be available to support payments on these securities. ABS are often backed by a pool of assets representing the obligations of a number of different parties. To lessen the effect of failures by obligors on underlying assets to make payments, the securities may contain elements of credit support which fall into two categories: (i) liquidity protection, and (ii) protection against losses resulting from ultimate default by an obligor on the underlying assets. Liquidity protection refers to the provision of advances, generally by the entity administering the pool of assets, to ensure that the receipt of payments on the underlying pool occurs in a timely fashion. Protection against losses results from payment of the insurance obligations on at least a portion of the assets in the pool. This protection may be provided through guarantees, policies or letters of credit obtained by the issuer or sponsor from third parties, through various means of structuring the transaction or through a combination of such approaches. The Fund will not pay any additional or separate fees

American Beacon FundsSM

Notes to Financial Statements

April 30, 2014 (Unaudited)

for credit support. The degree of credit support provided for each issue is generally based on historical information respecting the level of credit risk associated with the underlying assets.

Delinquency or loss in excess of that anticipated or failure of the credit support could adversely affect the return on an investment in such a security. The availability of ABS may be affected by legislative or regulatory developments. It is possible that such developments may require the Fund to dispose of any then existing holdings of such securities.

5. Federal Income and Excise Taxes

It is the policy of each Fund to qualify as a regulated investment company (“RIC”), by complying with all applicable provisions of Subchapter M of the Internal Revenue Code, as amended, and to make distribution of taxable income sufficient to relieve it from substantially all federal income and excise taxes. For federal income tax purposes, each Fund is treated as a single entity for the purpose of determining such qualification.

The Funds do not have any unrecognized tax benefits in the accompanying financial statements. Each of the tax years for the periods ended October 31, 2010, 2011, 2012, and 2013 remain subject to examination by the Internal Revenue Service. If applicable, the Funds recognize interest accrued related to unrecognized tax benefits in interest expense and penalties in “Other expenses” on the Statements of Operations.

Dividends are categorized in accordance with income tax regulations which may treat certain transactions differently than U.S. GAAP. Accordingly, the character of distributions and composition of net assets for tax purposes may differ from those reflected in the accompanying financial statements.

The tax character of distributions paid were as follows (in thousands):

	High Yield Bond		Retirement Income and Appreciation
	Six Months Ended April 30, 2014	Year Ended October 31, 2013	Six Months Ended April 30, 2014	Year Ended October 31, 2013
	(unaudited)		(unaudited)
Distributions paid from:
Ordinary income*
Institutional Class	$2,190	$3,331	$—	$—
Y Class	62	72	13	34
Investor Class	241	489	2,145	3,039
A Class	33	57	10	40
C Class	51	114	25	21
AMR Class	4,256	7,002	—	—
Long-term capital gain
Institutional Class	219	—	—	—
Y Class	7	—	20	14
Investor Class	26	—	4,225	969
A Class	4	—	18	8
C Class	7	—	63	12
AMR Class	464	—	—	—

Total distributions paid	$7,560	$11,065	$6,519	$4,137

American Beacon FundsSM

Notes to Financial Statements

April 30, 2014 (Unaudited)

	Intermediate Bond		Short-Term Bond
	Six Months Ended April 30, 2014	Year Ended October 31, 2013	Six Months Ended April 30, 2014	Year Ended October 31, 2013
	(unaudited)		(unaudited)
Distributions paid from:
Ordinary income*
Institutional Class	$6,497	$11,487	$758	$2,250
Y Class	2	66	5	14
Investor Class	25	119	27	116
A Class	6	14	5	21
C Class	5	18	—	1
Long-term capital gains
Institutional Class	447	2,466	—	—
Y Class	—	29	—	—
Investor Class	2	39	—	—
A Class	—	4	—	—
C Class	1	7	—	—

Total distributions paid	$6,985	$14,249	$795	$2,402

*	For tax purposes, short-term capital gains are considered ordinary income distributions.

As of April 30, 2014, the components of distributable earnings or (deficits) on a tax basis were as follows (in thousands):

	High Yield Bond	Retirement Income and Appreciation	Intermediate Bond	Short-Term Bond
Cost basis of investments for federal income tax purposes	$208,222	$86,169	$392,184	$140,091
Unrealized appreciation	7,861	6,473	9,589	550
Unrealized depreciation	(5,378)	(1,720)	(4,177)	(455)

Net unrealized appreciation	2,483	4,753	5,412	95
Undistributed ordinary income	821	2,134	2,168	446
Accumulated long-term gain or (loss)	2,030	2,036	258	(8,410)
Other temporary differences	(8)	(1)	(1)	(1)

Distributable earnings or (deficits)	$5,326	$8,922	$7,837	$(7,870)

Financial reporting records are adjusted for permanent book/tax differences to reflect tax character. Financial records are not adjusted for temporary differences. The temporary differences between financial reporting and tax-basis reporting of unrealized appreciation or (depreciation) are attributable primarily to the tax deferral of losses from wash sales, book amortization for premiums, dividends payable and income adjustments associated with contingent payment debt instruments.

Due to inherent differences in the recognition of income, expenses, and realized gains or (losses) under U.S. GAAP and federal income tax regulations, permanent differences between book and tax reporting have been identified and appropriately reclassified on the Statements of Assets and Liabilities. Accordingly, the following amounts represent current year permanent differences derived from book amortization of premium, pay down reclasses, income adjustments associated with contingent payment debt instruments, and dividends that have been reclassified as of April 30, 2014 (in thousands):

	High Yield Bond	Retirement Income and Appreciation	Intermediate Bond	Short-Term Bond
Paid-in-capital	$1	$(94)	$—	$1
Undistributed net investment income	1	704	232	629
Accumulated net realized gain or (loss)	(2)	(610)	(232)	(630)
Unrealized appreciation or (depreciation) of investments	—	—	—	—

Under the Regulated Investment Company Modernization Act of 2010 (the “RIC MOD”), net capital losses recognized by the Funds in taxable years beginning after December 22, 2010 are carried forward

American Beacon FundsSM

Notes to Financial Statements

April 30, 2014 (Unaudited)

indefinitely and retain their character as short-term and/or long-term losses. Prior to RIC MOD, net capital losses incurred by the Funds were carried forward for eight years and treated as short-term losses. RIC MOD requires that post-enactment net capital losses be used before pre-enactment net capital losses.

Losses incurred that will be carried forward under the provisions of the Act for the six months ended April 30, 2014 are as follows (in thousands):

	Loss Carryforward Character
Fund	Short-Term	Long Term	Total
Short-Term Bond	96	633	729

As of April 30, 2014 the capital loss carryforward positions prior to the provisions of RIC MOD that may be applied against any realized net taxable gains in each succeeding year or until their expiration dates, whichever occurs first, are as follows (in thousands):

Fund	2014	2015	2016	2017	Total
Short-Term Bond	2,015	467	5,198	—	7,680

6. Investment Transactions

The aggregate cost of purchases and proceeds from sales and maturities of long-term investments during the year ended April 30, 2014 were as follows (in thousands):

	High Yield Bond	Retirement Income and Appreciation	Intermediate Bond	Short-Term Bond
Purchases (excluding U.S. government securities)	$80,966	$23,184	$100,967	$33,268
Sales and maturities (excluding U.S. government securities)	78,193	66,950	46,410	51,481
Purchases of U.S. government securities	—	7,482	55,033	21,639
Sales and maturities of U.S. government securities	—	14,892	15,507	17,111

7. Capital Share Transactions

The tables below summarize the activity in capital shares for each Class of the Funds (shares and dollars in thousands):

For the Six months Ended April 30, 2014

	Institutional Class		Y Class		Investor Class
High Yield Bond Fund	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	1,833	$17,120	63	$584	128	$1,199
Redemption Fees	—	1	—	—	—	—
Reinvestment of dividends	248	2,316	4	39	27	250
Shares redeemed	(906)	(8,468)	(79)	(733)	(126)	(1,177)

Net increase (decrease) in shares outstanding	1,175	$10,969	(12)	$(110)	29	$272

	A Class		C Class		AMR Class
High Yield Bond Fund	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	92	$866	60	$559	1,967	$18,354
Redemption Fees	—	—	—	—	—	3
Reinvestment of dividends	4	33	4	35	507	4,720
Shares redeemed	(22)	(203)	(61)	(568)	(3,690)	(34,237)

Net increase (decrease) in shares outstanding	74	$696	3	$26	(1,216)	$(11,160)

American Beacon FundsSM

Notes to Financial Statements

April 30, 2014 (Unaudited)

	Y Class		Investor Class		A Class
Retirement Income and Appreciation Fund	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	17	$190	262	$2,858	1	$6
Reinvestment of dividends	3	32	591	6,358	2	25
Shares redeemed	(4)	(40)	(4,392)	(47,474)	(30)	(341)

Net increase (decrease) in shares outstanding	16	$182	(3,539)	$(38,258)	(27)	$(310)

	C Class
Retirement Income and Appreciation Fund	Shares	Amount
Shares sold	23	$257
Reinvestment of dividends	7	73
Shares redeemed	(25)	(280)

Net increase in shares outstanding	5	$50

	Institutional Class		Y Class		Investor Class
Intermediate Bond Fund	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	7,185	$76,641	—	$1	25	$262
Reinvestment of dividends	653	6,941	—	1	2	25
Shares redeemed	(1,924)	(20,480)	(6)	(64)	(31)	(332)

Net increase (decrease) in shares outstanding	5,914	$63,102	(6)	$(62)	(4)	$(45)

	A Class		C Class
Intermediate Bond Fund	Shares	Amount	Shares	Amount
Shares sold	2	$19	1	$9
Reinvestment of dividends	—	2	—	4
Shares redeemed	(3)	(38)	(45)	(476)

Net (decrease) in shares outstanding	(1)	$(17)	(44)	$(463)

	Institutional Class		Y Class		Investor Class
Short-Term Bond Fund	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	2,609	$22,712	7	$60	46	$402
Reinvestment of dividends	87	757	—	1	3	26
Shares redeemed	(4,395)	(38,260)	(30)	(259)	(143)	(1,246)

Net (decrease) in shares outstanding	(1,699)	$(14,791)	(23)	$(198)	(94)	$(818)

	A Class		C Class
Short-Term Bond Fund	Shares	Amount	Shares	Amount
Shares sold	13	$112	11	$96
Reinvestment of dividends	1	5	—	—
Shares redeemed	(149)	(1,292)	(21)	(178)

Net (decrease) in shares outstanding	(135)	$(1,175)	(10)	$(82)

For the Year Ended October 31, 2013

	Institutional Class		Y Class		Investor Class
High Yield Bond Fund	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	2,942	$27,146	259	$2,378	290	$2,667
Redemption Fees	—	16	—	1	—	2
Reinvestment of dividends	338	3,118	3	30	44	409
Shares redeemed	(1,149)	(10,615)	(95)	(882)	(498)	(4,593)

Net increase (decrease) in shares outstanding	2,131	$19,665	167	$1,527	(164)	$(1,515)

American Beacon FundsSM

Notes to Financial Statements

April 30, 2014 (Unaudited)

	A Class		C Class		AMR Class
High Yield Bond Fund	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	75	$692	78	$719	10,040	$92,791
Redemption Fees	—	—	—	1	—	32
Reinvestment of dividends	5	46	7	68	758	7,002
Shares redeemed	(50)	(463)	(134)	(1,237)	(5,914)	(54,137)

Net increase (decrease) in shares outstanding	30	$275	(49)	$(449)	4,884	$45,688

	Y Class		Investor Class		A Class
Retirement Income and Appreciation Fund	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	43	$476	1,930	$21,371	590	$6,551
Reinvestment of dividends	4	47	361	3,992	4	45
Shares redeemed	(198)	(2,196)	(5,373)	(59,482)	(630)	(7,038)

Net (decrease) in shares outstanding	(151)	$(1,673)	(3,082)	$(34,119)	(36)	$(442)

	C Class
Retirement Income and Appreciation Fund	Shares	Amount
Shares sold	20	$223
Reinvestment of dividends	3	27
Shares redeemed	(29)	(320)

Net (decrease) in shares outstanding	(6)	$(70)

	Institutional Class		Y Class		Investor Class
Intermediate Bond Fund	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	11,814	$128,547	440	$4,951	100	$1,109
Reinvestment of dividends	1,274	13,948	—	3	13	140
Shares redeemed	(15,949)	(172,224)	(433)	(4,809)	(929)	(10,282)

Net increase (decrease) in shares outstanding	(2,861)	$(29,729)	7	$145	(816)	$(9,033)

	A Class		C Class
Intermediate Bond Fund	Shares	Amount	Shares	Amount
Shares sold	4	$40	4	$39
Reinvestment of dividends	1	9	2	19
Shares redeemed	(31)	(336)	(59)	(639)

Net (decrease) in shares outstanding	(26)	$(281)	(53)	$(581)

	Institutional Class		Y Class		Investor Class
Short-Term Bond Fund	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	10,396	$90,945	302	$2,652	264	$2,313
Reinvestment of dividends	257	2,247	1	7	12	106
Shares redeemed	(18,129)	(158,900)	(199)	(1,746)	(1,030)	(9,019)

Net increase (decrease) in shares outstanding	(7,476)	$(65,708)	104	$913	(754)	$(6,600)

	A Class		C Class
Short-Term Bond Fund	Shares	Amount	Shares	Amount
Shares sold	133	$1,161	88	$770
Reinvestment of dividends	1	8	—	1
Shares redeemed	(209)	(1,827)	(32)	(281)

Net increase (decrease) in shares outstanding	(75)	$(658)	56	$490

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American Beacon High Yield Bond FundSM

Financial Highlights

(For a share outstanding throughout the period)

	Institutional Class
	Six Months Ended April 30,		Year Ended October 31,
	2014		2013		2012		2011A		2010		2009
	(unaudited)
Net asset value, beginning of period	$9.31		$9.10		$8.68		$9.05		$8.42		$6.77

Income from investment operations:
Net investment income	0.26		0.58		0.67		0.71		0.75		0.79
Net gains (losses) from investments (both realized and unrealized)	0.17		0.21		0.42		(0.37)		0.63		1.66

Total income from investment operations	0.43		0.79		1.09		0.34		1.38		2.45

Less distributions:
Dividends from net investment income	(0.30)		(0.58)		(0.67)		(0.71)		(0.75)		(0.80)
Distributions from net realized gains	(0.03)		—		—		—		—		—

Total distributions	(0.33)		(0.58)		(0.67)		(0.71)		(0.75)		(0.80)

Redemption fees added to beneficial interests	0.00	B	0.00	B	0.00	B	0.00	B	0.00	B	0.00	B

Net asset value, end of period	$9.41		$9.31		$9.10		$8.68		$9.05		$8.42

Total return C	4.71	%D	8.94%		13.12%		3.79%		17.17%		39.06%

Ratios and supplemental data:
Net assets, end of period (in thousands)	$74,586		$62,836		$42,026		$41,093		$41,459		$47,254
Ratios to average net assets:
Expenses, before reimbursements	0.88	%E	0.91%		0.93%		0.88%		0.79%		0.79%
Expenses, net of reimbursements	0.86	%E	0.89%		0.93%		0.88%		0.79%		0.79%
Net investment income (loss), before reimbursements	5.92	%E	6.25%		7.61%		7.90%		8.69%		11.46%
Net investment income, net of reimbursements	5.94	%E	6.26%		7.62%		7.90%		8.69%		11.46%
Portfolio turnover rate	40	%D	82%		100%		149%		176%		212%

A	PENN Capital Management Company, Inc. was added as an investment manager to the High Yield Bond Fund on September 15, 2011.
B	Amounts represent less than $0.01 per share.
C	Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.
D	Not annualized.
E	Annualized.
F	Portfolio turnover rate is for the period from November 1, 2009 through October 31, 2010.

American Beacon High Yield Bond FundSM

Financial Highlights

(For a share outstanding throughout the period)

Y Class										Investor Class
Six Months Ended April 30,		Year Ended October 31,						March 1 to Oct. 31,		Six Months Ended April 30,		Year Ended October 31,
2014		2013		2012		2011A		2010		2014		2013		2012		2011A		2010		2009
(unaudited)										(unaudited)
$9.32		$9.12		$8.69		$9.06		$8.63		$9.31		$9.10		$8.68		$9.06		$8.42		$6.77

0.25		0.58		0.64		0.68		0.50		0.25		0.56		0.65		0.69		0.73		0.78

0.17		0.20		0.43		(0.37)		0.43		0.18		0.21		0.42		(0.38)		0.64		1.65

0.42		0.78		1.07		0.31		0.93		0.43		0.77		1.07		0.31		1.37		2.43

(0.29)		(0.58)		(0.64)		(0.68)		(0.50)		(0.29)		(0.56)		(0.65)		(0.69)		(0.73)		(0.78)
(0.03)		—		—		—		—		(0.03)		—		—		—		—		—

(0.32)		(0.58)		(0.64)		(0.68)		(0.50)		(0.32)		(0.56)		(0.65)		(0.69)		(0.73)		(0.78)

0.00	B	0.00	B	0.00	B	0.00	B	0.00	B	0.00	B	0.00	B	0.00	B	0.00	B	0.00	B	0.00	B

$9.42		$9.32		$9.12		$8.69		$9.06		$9.42		$9.31		$9.10		$8.68		$9.06		$8.42

4.65	%D	8.74%		12.74%		3.36%		11.17	%D	4.68	%D	8.73%		12.86%		3.41%		17.00%		38.70%

$1,916		$2,005		$437		$11		$1		$7,968		$7,609		$8,930		$7,560		$54,142		$90,736

0.94	%E	1.02%		1.13%		27.02%		0.82	%E	1.11	%E	1.13%		1.16%		1.09%		1.04%		1.01%
0.94	%E	0.98%		1.01%		1.61%		0.82	%E	1.09	%E	1.09%		1.16%		1.09%		1.04%		1.01%

5.85	%E	6.06%		7.08%		(18.29)%		8.53	%E	5.70	%E	6.08%		7.37%		7.75%		8.48%		9.36%
5.85	%E	6.10%		7.20%		7.11%		8.53	%E	5.72	%E	6.12%		7.37%		7.75%		8.48%		9.36%
40	%D	82%		100%		149%		176	%F	40	%D	82%		100%		149%		176%		212%

American Beacon High Yield Bond FundSM

Financial Highlights

(For a share outstanding throughout the period)

	A Class										C Class
	Six Months Ended April 30,		Year Ended October 31,						May 17 to Oct. 31,		Six Months Ended April 30,		Year Ended October 31,						Sept. 1 to Oct. 31,
	2014		2013		2012		2011A		2010		2014		2013		2012		2011A		2010
	(unaudited)										(unaudited)
Net asset value, beginning of period	$9.32		$9.11		$8.69		$9.08		$8.67		$9.30		$9.09		$8.67		$9.05		$8.68

Income from investment operations:
Net investment income	0.25		0.56		0.66		0.69		0.32		0.22		0.49		0.59		0.63		0.09
Net gains (losses) from investments (both realized and unrealized)	0.18		0.21		0.42		(0.39)		0.41		0.16		0.21		0.42		(0.39)		0.37

Total income from investment operations	0.43		0.77		1.08		0.30		0.73		0.38		0.70		1.01		0.24		0.46

Less distributions:
Dividends from net investment income	(0.29)		(0.56)		(0.66)		(0.69)		(0.32)		(0.24)		(0.49)		(0.59)		(0.62)		(0.09)
Distributions from net realized gains	(0.03)		—		—		—		—		(0.03)		—		—		—		—

Total distributions	(0.32)		(0.56)		(0.66)		(0.69)		(0.32)		(0.27)		(0.49)		(0.59)		(0.62)		(0.09)

Redemption fees added to beneficial interests	0.00	B	0.00	B	0.00	B	0.00	B	0.00	B	0.00	B	0.00	B	0.00	B	0.00	B	0.00	B

Net asset value, end of period	$9.43		$9.32		$9.11		$8.69		$9.08		$9.41		$9.30		$9.09		$8.67		$9.05

Total return C	4.66	%D	8.72%		12.88%		3.31%		8.66	%D	4.19	%D	7.90%		12.06%		2.67%		5.31	%D

Ratios and supplemental data:
Net assets, end of period (in thousands)	$1,680		$972		$678		$117		$40		$1,909		$1,858		$2,262		$403		$37
Ratios to average net assets:
Expenses, before reimbursements	1.35	%E	1.38%		1.46%		3.93%		1.30	%E	2.10	%E	2.12%		2.16%		3.15%		2.29	%E
Expenses, net of reimbursements	1.12	%E	1.12%		1.11%		1.11%		1.12	%E	1.87	%E	1.87%		1.86%		1.85%		1.87	%E
Net investment income (loss), before reimbursements	5.44	%E	5.78%		6.97%		4.74%		6.93	%E	4.71	%E	5.11%		6.29%		5.53%		4.97	%E
Net investment income, net of reimbursements	5.67	%E	6.04%		7.32%		7.56%		7.11	%E	4.93	%E	5.36%		6.60%		6.82%		5.40	%E
Portfolio turnover rate	40	%D	82%		100%		149%		176	%F	40	%D	82%		100%		149%		176	%F

A	PENN Capital Management Company, Inc. was added as an investment manager to the High Yield Bond Fund on September 15, 2011.
B	Amounts represent less than $0.01 per share.
C	Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.
D	Not annualized.
E	Annualized.
F	Portfolio turnover rate is for the period from November 1, 2009 through October 31, 2010.

American Beacon High Yield Bond FundSM

Financial Highlights

(For a share outstanding throughout the period)

	AMR Class
	Six Months Ended April 30,		Year Ended October 31,
	2014		2013		2012		2011A		2010		2009
	(unaudited)
Net asset value, beginning of period	$9.31		$9.10		$8.68		$9.06		$8.42		$6.77

Income from investment operations:
Net investment income	0.26		0.61		0.70		0.74		0.78		0.81
Net gains (losses) from investments (both realized and unrealized)	0.19		0.21		0.42		(0.38)		0.63		1.65

Total income from investment operations	0.45		0.82		1.12		0.36		1.41		2.46

Less distributions:
Dividends from net investment income	(0.32)		(0.61)		(0.70)		(0.74)		(0.77)		(0.81)
Distributions from net realized gains	(0.03)		—		—		—		—		—

Total distributions	(0.35)		(0.61)		(0.70)		(0.74)		(0.77)		(0.81)

Redemption fees added to beneficial interests	0.00	B	0.00	B	0.00	B	0.00	B	0.00	B	0.00	B

Net asset value, end of period	$9.41		$9.31		$9.10		$8.68		$9.06		$8.42

Total return C	4.89	%D	9.25%		13.46%		3.96%		17.59%		39.41%

Ratios and supplemental data:
Net assets, end of period (in thousands)	$123,479		$133,510		$86,030		$73,298		$89,992		$92,659
Ratios to average net assets:
Expenses, before reimbursements	0.58	%E	0.61%		0.62%		0.60%		0.54%		0.53%
Expenses, net of reimbursements	0.58	%E	0.61%		0.62%		0.60%		0.54%		0.53%
Net investment income (loss), before reimbursements	6.25	%E	6.55%		7.91%		8.18%		8.91%		10.34%
Net investment income, net of reimbursements	6.25	%E	6.55%		7.91%		8.18%		8.91%		10.34%
Portfolio turnover rate	40	%D	82%		100%		149%		176%		212%

A	PENN Capital Management Company, Inc. was added as an investment manager to the High Yield Bond Fund on September 15, 2011.
B	Amounts represent less than $0.01 per share.
C	Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.
D	Not annualized.
E	Annualized.

American Beacon Retirement Income and Appreciation FundSM

Financial Highlights

(For a share outstanding throughout the period)

	Y Class
	Six Months Ended April 30,		Year Ended October 31,			March 1 to Oct. 31,
	2014		2013	2012	2011	2010
	(unaudited)
Net asset value, beginning of period	$11.19		$11.14	$10.83	$10.80	$10.31

Income from investment operations:
Net investment income (loss)	0.05		0.06	0.28	0.26	0.20
Net gains from investments (both realized and unrealized)	0 26		0.32	0.37	0.05	0.49

Total income from investment operations	0.31		0.38	0.65	0.31	0.69

Less distributions:
Dividends from net investment income	(0.22)		(0.26)	(0.28)	(0.28)	(0.20)
Distributions from net realized gains	(0.37)		(0.07)	(0.06)	—	—
Return of capital	—		—	—	—	—

Total distributions	(0.59)		(0.33)	(0.34)	(0.28)	(0.20)

Net asset value, end of period	$10.91		$11.19	$11.14	$10.83	$10.80

Total return B	2.88	%C	3.43%	6.10%	2.96%	6.78	%C

Ratios and supplemental data:
Net assets, end of period (in thousands)	$775		$608	$2,287	$539	$367
Ratios to average net assets:
Expenses, before reimbursements	0.87	%D	0.83%	0.87%	0.80%	0.80	%D
Expenses, net of reimbursements	0.80	%D	0.80%	0.81%	0.84%	0.80	%D
Net investment income, before reimbursements	1.70	%D	1.95%	2.20%	1.45%	2.74	%D
Net investment income, net of reimbursements	1.77	%D	1.99%	2.26%	2.41%	2.74	%D
Portfolio turnover rate	21	%C	53%	42%	54%	51	%E

A	The tax return of capital is calculated based upon outstanding shares at the time of this distribution. Amounts are less than $0.01 per share.
B	Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.
C	Not annualized.
D	Annualized.
E	Portfolio turnover rate is for the period from November 1, 2009 through October 31, 2010.

American Beacon Retirement Income and Appreciation FundSM

Financial Highlights

(For a share outstanding throughout the period)

Investor Class								A Class
Six Months Ended April 30,		Year Ended October 31,						Six Months Ended April 30,		Year Ended October 31,			May 17 to Oct. 31,
2014		2013	2012	2011	2010	2009		2014		2013	2012	2011	2010
(unaudited)								(unaudited)
$11.19		$11.14	$10.84	$10.81	$10.25	$8.80		$11.23		$11.17	$10.85	$10.81	$10.37

(0.25)		0.10	0.24	0.27	0.36	0.32		(0.11)		0.12	0.22	0.23	0.13
0.55		0.25	0.37	0.02	0.51	1.53		0.40		0.23	0.39	0.05	0.44

0.30		0.35	0.61	0.29	0.87	1.85		0 29		0.35	0.61	0.28	0.57

(0.20)		(0.23)	(0.25)	(0.26)	(0.31)	(0.40)		(0.19)		(0.22)	(0.23)	(0.24)	(0.13)
(0.37)		(0.07)	(0.06)	—	—	—		(0.37)		(0.07)	(0.06)	—	—
—		—	—	—	—	—	A	—		—	—	—	—

(0.57)		(0.30)	(0.31)	(0.26)	(0.31)	(0.40)		(0.56)		(0.29)	(0.29)	(0.24)	(0.13)

$10.92		$11.19	$11.14	$10.84	$10.81	$10.25		$10.96		$11.23	$11.17	$10.85	$10.81

2.76	%C	3.14%	5.75%	2.71%	8.60%	21.50%		2.70	%C	3.18%	5.78%	2.61%	5.52	%C

$88,184		$130,013	$163,713	$147,415	$126,022	$93,737		$527		$851	$1,253	$770	$166

1.13	%D	1.11%	1.12%	1.10%	1.08%	1.01%		1.28	%D	1.23%	1.28%	2.00%	1.20	%D
1.13	%D	1.11%	1.12%	1.10%	1.08%	1.01%		1.14	%D	1.14%	1.14%	1.15%	1.14	%D
1.39	%D	1.61%	1.98%	2.15%	2.79%	3.86%		1.23	%D	1.48%	1.82%	1.21%	2.03	%D
1.39	%D	1.60%	1.98%	2.15%	2.79%	3.86%		1.37	%D	1.57%	1.95%	2.06%	2.10	%D
21	%C	53%	42%	54%	51%	53%		21	%C	53%	42%	54%	51	%E

American Beacon Retirement Income FundSM

Financial Highlights

(For a share outstanding throughout the period)

	C Class
	Six Months Ended April 30,		Year Ended October 31,			Sept. 1 to Oct. 31,
	2014		2013	2012	2011	2010
	(unaudited)
Net asset value, beginning of period	$11.24		$11.17	$10.85	$10.82	$10.61

Income from investment operations:
Net investment income (loss)	(0.07)		0.08	0.13	0.15	0.03
Net gains from investments (both realized and unrealized)	0.32		0.18	0.39	0.04	0.20

Total income from investment operations	0.25		0.26	0.52	19.00	0.23

Less distributions:
Dividends from net investment income	(0.14)		(0.12)	(0.14)	(0.16)	(0.02)
Distributions from net realized gains	(0.37)		(0.07)	(0.06)	—	—
Return of capital	—		—	—	—	—

Total distributions	(0.51)		(0.19)	(0.20)	(0.16)	(0.02)

Net asset value, end of period	$10.98		$11.24	$11.17	$10.85	$10.82

Total return B	2.31	%C	2.28%	4.87%	1.75%	2.19	%C

Ratios and supplemental data:
Net assets, end of period (in thousands)	$1,923		$1,918	$1,977	$1,587	$1,035
Ratios to average net assets:
Expenses, before reimbursements	2.02	%D	1.99%	2.04%	1.99%	2.33	%D
Expenses, net of reimbursements	1.96	%D	1.96%	1.97%	1.94%	1.96	%D
Net investment income, before reimbursements	0.53	%D	0.71%	1.06%	1.25%	1.40	%D
Net investment income, net of reimbursements	0.59	%D	0.75%	1.13%	1.30%	1.77	%D
Portfolio turnover rate	21	%C	53%	42%	54%	51	%E

A	The tax return of capital is calculated based upon outstanding shares at the time of this distribution. Amounts are less than $0.01 per share.
B	Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.
C	Not annualized.
D	Annualized.
E	Portfolio turnover rate is for the period from November 1, 2009 through October 31, 2010.

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American Beacon Intermediate Bond FundSM

Financial Highlights

(For a share outstanding throughout the period)

	Institutional Class							Y Class
	Six Months Ended April 30,		Year Ended October 31,					Six Months Ended April 30,		Year Ended October 31,
	2014		2013	2012	2011	2010	2009	2014		2013	2012
	(unaudited)							(unaudited)
Net asset value, beginning of period	$10.73		$11.26	$10.99	$11.10	$10.69	$9.61	$10.77		$11.31	$11.03

Income from investment operations:
Net investment income (loss)	0.09		0.24	0.27	0.33	0.39	0.46	(0.13)		(0.04)	0.26
Net gains (losses) from investments (both realized and unrealized)	0.07		(0.36)	0.34	0.10	0.40	1.07	0.27		(0.12)	0.32

Total income (loss) from investment operations	0.16		(0.12)	0.61	0.43	0.79	1.53	0.14		(0.16)	0.58

Less distributions:
Dividends from net investment income	(0.19)		(0.28)	(0.29)	(0.35)	(0.38)	(0.45)	(0.17)		(0.25)	(0.25)
Distributions from net realized gains	(0.01)		(0.13)	(0.05)	(0.19)	—	—	(0.01)		(0.13)	(0.05)

Total distributions	(0.20)		(0.41)	(0.34)	(0.54)	(0.38)	(0.45)	(0.18)		(0.38)	(0.30)

Net asset value, end of period	$10.69		$10.73	$11.26	$10.99	$11.10	$10.69	$10.73		$10.77	$11.31

Total return A	1.56	%B	(1.04)%	5.59%	4.11%	7.56%	16.17%	1.33	%B	(1.42)%	5.34%

Ratios and supplemental data:
Net assets, end of period (in thousands)	$401,385		$339,416	$388,491	$275,234	$290,734	$210,983	$119		$183	$113
Ratios to average net assets:
Expenses, before reimbursements	0.33	%C	0.33%	0.33%	0.35%	0.33%	0.32%	0.74	%C	0.67%	0.99%
Expenses, net of reimbursements	0.33	%C	0.33%	0.33%	0.35%	0.33%	0.32%	0.65	%C	0.65%	0.64%
Net investment income, before reimbursements	2.34	%C	2.30%	2.25%	3.12%	3.39%	4.31%	1.93	%C	1.91%	1.65%
Net investment income (loss), net of reimbursements	2.34	%C	2.30%	2.25%	3.12%	3.39%	4.32%	2.02	%C	1.93%	2.00%
Portfolio turnover rate	13	%B	50%	144%	75%	96%	157%	13	%B	50%	144%

A	Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.
B	Not annualized.
C	Annualized.
D	Portfolio turnover rate is for the period from November 1, 2009 through October 31, 2010.
E	Portfolio turnover rate is for the period from November 1, 2008 through October 31, 2009.

American Beacon Intermediate Bond FundSM

Financial Highlights

(For a share outstanding throughout the period)

Y Class			Investor Class								A Class
Year Ended Oct. 31,	March 1 to Oct. 31,		Six Months Ended April 30,		Year Ended October 31,				March 2 to Oct. 31,		Six Months Ended April 30,		Year Ended October 31,			May 17 to Oct. 31,
2011	2010		2014		2013	2012	2011	2010	2009		2014		2013	2012	2011	2010
			(unaudited)								(unaudited)
$11.10	$10.69		$10.71		$11.25	$10.97	$11.08	$10.68	$10.14		$10.71		$11.24	$10.96	$11.07	$10.74

0.27	0.23		0.04		(0.04)	0.22	0.29	0.33	0.27		0.03		0.14	0.18	0.28	0.13
0.17	0.41		0.10		(0.14)	0.35	0.10	0.41	0.54		0.10		(0.33)	0.36	0.09	0.33

0.44	0.64		0.14		(0.18)	0.57	0.39	0.74	0.81		0.13		(0.19)	0.54	0.37	0.46

(0.32)	(0.23)		(0.16)		(0.23)	(0.24)	(0.31)	(0.34)	(0.27)		(0.15)		(0.21)	(0.21)	(0.29)	(0.13)
(0.19)	—		(0.01)		(0.13)	(0.05)	(0.19)	—	—		(0.01)		(0.13)	(0.05)	(0.19)	—

(0.51)	(0.23)		(0.17)		(0.36)	(0.29)	(0.50)	(0.34)	(0.27)		(0.16)		(0.34)	(0.26)	(0.48)	(0.13)

$11.03	$11.10		$10.68		$10.71	$11.25	$10.97	$11.08	$10.68		$10.68		$10.71	$11.24	$10.96	$11.07

4.19%	6.03	%B	1.36	%B	(1.58)%	5.20%	3.65%	7.01%	8.05	%B	1.24	%B	(1.69)%	4.99%	3.45%	4.31	%B

$60	$382		$1,699		$1,749	$11,011	$3,729	$3,829	$2,213		$402		$420	$734	$584	$46

0.73%	0.67	%C	0.92	%C	0.87%	0.84%	0.86%	0.83%	1.22	%C	1.12	%C	1.11%	1.12%	1.13%	1.05	%C
0.65%	0.64	%C	0.79	%C	0.79%	0.79%	0.79%	0.76%	0.81	%C	0.99	%C	0.99%	0.99%	0.99%	0.95	%C
2.74%	2.58	%C	1.75	%C	1.74%	1.80%	2.59%	2.88%	3.33	%C	1.55	%C	1.52%	1.48%	2.31%	2.15	%C
2.82%	2.60	%C	1.88	%C	1.82%	1.86%	2.66%	2.95%	3.74	%C	1.68	%C	1.64%	1.61%	2.46%	2.25	%C
75%	96	%D	13	%B	50%	144%	75%	96%	157	%E	13	%B	50%	144%	75%	96	%D

American Beacon Intermediate Bond FundSM

Financial Highlights

(For a share outstanding throughout the period)

	C Class
	Six Months Ended April 30,		Year Ended October 31,			Sept. 1 to Oct. 31, 2010
	2014		2013	2012	2011
	(unaudited)
Net asset value, beginning of period	$10.71		$11.25	$10.97	$11.08	$11.05

Income from investment operations:
Net investment income (loss)	(0.19)		0.07	0.13	0.19	0.03
Net gains (losses) from investments (both realized and unrealized)	0.28		(0.35)	0.33	0.10	0.03

Total income (loss) from investment operations	0.09		(0.28)	0.46	0.29	0.06

Less distributions:
Dividends from net investment income	(0.10)		(0.13)	(0.13)	(0.21)	(0.03)
Distributions from net realized gains	(0.01)		(0.13)	(0.05)	(0.19)	—

Total distributions	(0.11)		(0.26)	(0.18)	(0.40)	(0.03)

Net asset value, end of period	$10.69		$10.71	$11.25	$10.97	$11.08

Total return A	0.85	%B	(2.51)%	4.21%	2.70%	0.56	%B

Ratios and supplemental data:
Net assets, end of period (in thousands)	$267		$734	$1,372	$286	$325
Ratios to average net assets:
Expenses, before reimbursements	1.89	%C	1.94%	1.87%	1.86%	2.09	%C
Expenses, net of reimbursements	1.74	%C	1.74%	1.73%	1.72%	1.74	%C
Net investment income, before reimbursements	0.82	%C	0.69%	0.75%	1.61%	0.88	%C
Net investment income (loss), net of reimbursements	0.97	%C	0.89%	0.89%	1.75%	1.23	%C
Portfolio turnover rate	13	%B	50%	144%	75%	96	%D

A	Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.
B	Not annualized.
C	Annualized.
D	Portfolio turnover rate is for the period from November 1, 2009 through October 31, 2010.

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American Beacon Short-Term Bond FundSM

Financial Highlights

(For a share outstanding throughout the period)

	Institutional Class
	Six Months Ended April 30, 2014		Year Ended October 31,
			2013	2012	2011	2010	2009
	(unaudited)
Net asset value, beginning of period	$8.70		$8 .78	$8.71	$8.89	$8.83	$8.58

Income from investment operations:
Net investment income (loss)	(0.03)		(0.09)	0.28	0.26	0.23	0.22	A
Net gains (losses) from investments (both realized and unrealized)	0.09		0.13	(0.05)	(0.25)	0.10	0.33

Total income (loss) from investment operations	0.06		0.04	0.23	0.01	0.33	0.55

Less distributions:
Dividends from net investment income	(0.05)		(0.12)	(0.16)	(0.19)	(0.27)	(0.30)
Distributions from net realized gains	—		—	—	—	—	—

Total distributions	(0.05)		(0.12)	(0.16)	(0.19)	(0.27)	(0.30)

Net asset value, end of period	$8.71		$8.70	$8.78	$8.71	$8.89	$8.83

Total return B	0.69	%C	0.47%	2.72%	0.17%	3.78%	6.56%

Ratios and supplemental data:
Net assets, end of period (in thousands)	$135,800		$150,509	$217,545	$156,937	$131,314	$124,791
Ratios to average net assets:
Expenses, before reimbursements	0.38	%D	0.38%	0.37%	0.37%	0.35%	0.33%
Expenses, net of reimbursements	0.38	%D	0.38%	0.37%	0.37%	0.35%	0.33%
Net investment income (loss), before reimbursements	0.72	%D	0.90%	1.50%	1.73%	2.27%	2.61%
Net investment income (loss), net of reimbursements	0.72	%D	0.90%	1.50%	1.73%	2.27%	2.62%
Portfolio turnover rate	24	%C	105%	18%	65%	60%	140%

A	For purposes of this calculation, the change in undistributed net investment income per share was derived by dividing the change in undistributed net investment income by average shares outstanding for the period.
B	Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.
C	Not annualized.
D	Annualized.
E	Portfolio turnover rate is for the period from November 1, 2009 through October 31, 2010.

American Beacon Short-Term Bond FundSM

Financial Highlights

(For a share outstanding throughout the period)

Y Class							Investor Class
Six Months Ended April 30,		Year Ended October 31,			March 1 to Oct. 31,		Six Months Ended April 30,		Year Ended October 31,
2014		2013	2012	2011	2010		2014		2013	2012	2011	2010	2009
(unaudited)							(unaudited)
$8.72		$8.77	$8.73	$8.90	$8.84		$8.70		$8.79	$8.72	$8.89	$8.84	$8.59

0.01		0.13	0.10	0.15	0.15		(0.15)		(0.58)	(0.19)	0.14	0.08	0.20	A
0.03		(0.08)	0.11	(0.15)	0.08		0.19		0.58	0.39	(0.15)	0.21	0.34

0.04		0.05	0.21	—	0.23		0.04		0.00	0.20	(0.01)	0.29	0.54

(0.04)		(0.10)	(0.17)	(0.17)	(0.17)		(0.03)		(0.09)	(0.13)	(0.16)	(0.24)	(0.29)
—		—	—	—	—		—		—	—	—	—	—

(0.04)		(0.10)	(0.17)	(0.17)	(0.17)		(0.03)		(0.09)	(0.13)	(0.16)	(0.24)	(0.29)

$8.72		$8.72	$8.77	$8.73	$8.90		$8.71		$8.70	$8.79	$8.72	$8.89	$8.84

0.45	%C	0.56%	2.77%	0.04%	2.55	%C	0.50	%C	0.03%	2.28%	(0.12)%	3.33%	6.34%

$976		$1,173	$272	$344	$51		$6,684		$7,497	$14,203	$24,557	$23,175	$30,402
0.74	%D	0.72%	0.72%	1.43%	0.65	%D	0.92	%D	0.90%	0.89%	0.90%	0.86%	0.85%
0.64	%D	0.64%	0.64%	0.60%	0.64	%D	0.79	%D	0.79%	0.79%	0.78%	0.67%	0.54%
0.37	%D	0.58%	1.16%	0.57%	1.45	%D	0.19	%D	0.39%	0.99%	1.18%	1.75%	1.89%
0.47	%D	0.66%	1.24%	1.40%	1.47	%D	0.32	%D	0.50%	1.09%	1.30%	1.94%	2.20%
24	%C	105%	18%	65%	60	%E	24	%C	105%	18%	65%	60%	140%

American Beacon Short-Term Bond FundSM

Financial Highlights

(For a share outstanding throughout the period)

	A Class							C Class
	Six Months Ended April 30,		Year Ended October 31,			May 17 to October		Six Months Ended April 30,		Year Ended October 31,			September 01 to October
	2014		2013	2012	2011	31, 2010		2014		2013	2012	2011	31, 2010
	(unaudited)							(unaudited)
Net asset value, beginning of period	$8.70		$8.78	$8 .71	$8 .89	$8.84		$8.70		$8.79	$8.72	$8.90	$8.88

Income from investment operations:
Net investment income (loss)	(0.12)		0.02	0.08	0.15	0.09		(0.03)		0.03	0.02	0.12	(0.04)
Net gains (losses) from investments (both realized and unrealized)	0.16		(0.02)	0.11	(0.18)	0.07		0.04		(0.10)	0.11	(0.21)	0.08

Total income (loss) from investment operations	0.04		0.00	0.19	(0.03)	0.16		0.01		(0.07)	0.13	(0.09)	0.04

Less distributions:
Dividends from net investment income	(0.03)		(0.08)	(0.12)	(0.15)	(0.11)		0.00		(0.02)	(0.06)	(0.09)	(0.02)
Distributions from net realized gains	—		—	—	—	—		—		—	—	—	—

Total distributions	(0.03)		(0.08)	(0.12)	(0.15)	(0.11)		0.00		(0.02)	(0.06)	(0.09)	(0.02)

Net asset value, end of period	$8.71		$8.70	$8.78	$8.71	$8.89		$8.71		$8.70	$8.79	$8 .72	$8.90

Total return B	0.48	%C	0.00%	2.22%	(0.33)%	1.78	%C	0.00	%C	(0.85)%	1.46%	(1.00)%	0.48	%C

Ratios and supplemental data:
Net assets, end of period (in thousands)	$1,096		$2,271	$2,951	$3,428	$44		$781		$863	$377	$371	$1
Ratios to average net assets:
Expenses, before reimbursements	1.15	%D	1.13%	1.12%	1.38%	1.02	%D	1.89	%D	1.89%	1.90%	2.47%	2.28	%D
Expenses, net of reimbursements	0.85	%D	0.85%	0.85%	0.84%	0.81	%D	1.54	%D	1.60%	1.59%	1.55%	1.60	%D
Net investment income (loss), before reimbursements	(0.02	)%D	0.15%	0.75%	0.49%	0.49	%D	(0.78	)%D	(0.65)%	(0.03)%	(0.43)%	(3.57	)%D
Net investment income (loss), net of reimbursements	0.28	%D	0.43%	1.03%	1.03%	0.69	%D	(0.43	)%D	(0.36)%	0.28%	0.49%	(2.88	)%D
Portfolio turnover rate	24	%C	105%	18%	65%	60	%E	24	%C	105%	18%	65%	60	%E

A	For purposes of this calculation, the change in undistributed net investment income per share was derived by dividing the change in undistributed net investment income by average shares outstanding for the period.
B	Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.
C	Not annualized.
D	Annualized.
E	Portfolio turnover rate is for the period from November 1, 2009 through October 31, 2010.

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Delivery of Documents

eDelivery is NOW AVAILABLE- Stop traditional mail delivery and receive your shareholder reports and summary prospectus on-line. Sign up at

www.americanbeaconfunds.com

If you invest in the Fund through a financial institution, you may be able to receive the Fund’s regulatory mailings, such as the Prospectus, Annual Report and Semi-Annual Report, by e-mail. If you are interested in this option, please go to www.icsdelivery.com and search for your financial institution’s name or contact your financial institution directly.

To obtain more information about the Fund:

By E-mail: american_beacon.funds@ambeacon.com	On the Internet: Visit our website at www.americanbeaconfunds.com

By Telephone: Institutional, Y and Investor Classes Call (800) 658-5811 AMR ClassSM Call (800) 345-2345	By Mail: American Beacon Funds P.O. Box 219643 Kansas City, MO 64121-9643

Availability of Quarterly Portfolio Schedules

In addition to the Schedule of Investments provided in each semi-annual and annual report, the Fund files a complete schedule of its portfolio holdings with the Securities and Exchange Commission (“SEC”) on Form N-Q as of the first and third fiscal quarters. The Fund’s Forms N-Q are available on the SEC’s website at www.sec.gov. The Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Section, 100 F Street, NE, Washington, D.C. 20549-1520. Information regarding the operation of the SEC’s Public Reference Room may be obtained by calling (202) 551-8090. A complete schedule of the Fund’s portfolio holdings is also available on www.americanbeaconfunds.com approximately twenty days after the end of each month.

Availability of Proxy Voting Policy and Records

A description of the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities is available in the Fund’s Statement of Additional Information, is available free of charge on www.americanbeaconfunds.com and by calling 1-800-967-9009 or by accessing the SEC’s website at www.sec.gov. The Fund’s proxy voting record for the most recent year ended June 30 is filed annually with the SEC on Form N-PX. The Fund’s Forms N-PX are available on the SEC’s website at www.sec.gov. The Fund’s proxy voting record may also be obtained by calling 1-800-967-9009.

Fund Service Providers:

CUSTODIAN State Street Bank and Trust Boston, Massachusetts	TRANSFER AGENT Boston Financial Data Services Kansas City, Missouri	INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM Ernst & Young LLP Dallas, Texas	DISTRIBUTOR Foreside Fund Services Portland, Maine

This report is prepared for shareholders of the American Beacon Funds and may be distributed to others only if preceded or accompanied by a current Prospectus or Summary Prospectus.

American Beacon Funds, American Beacon High Yield Bond Fund, American Beacon Retirement Income and Appreciation Fund, American Beacon Intermediate Bond Fund and American Beacon Short-Term Bond Fund are service marks of American Beacon Advisors, Inc.

SAR 04/14

ITEM 2.	CODE OF ETHICS.

The Trust did not amend the code of ethics that applies to its principal executive and financial officers (the “Code”) nor did it grant any waivers to the provisions of the Code during the period covered by the shareholder reports presented in Item 1.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

The Trust’s Board of Trustees has determined that Ms. Brenda Cline, a member of the Trust’s Audit and Compliance Committee, is an “audit committee expert” as defined in Form N-CSR. Ms. Cline is “independent” as defined in Form N-CSR.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not Applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

The schedules of investments for each series of the Trust are included in the shareholder reports presented in Item 1.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The Trust has made no material changes to the procedures by which shareholders may recommend nominees to the Trust’s Board of Trustees since the Trust last disclosed such procedures in Schedule 14A.

ITEM 11.	CONTROLS AND PROCEDURES.

(a) Based upon an evaluation within 90 days of the filing date of this report, the principal executive and financial officers concluded that the disclosure controls and procedures of the Trust are effective.

(b) There were no changes in the Trust’s internal control over financial reporting during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

(a)(1) Not applicable.

(a)(2) A separate certification for each principal executive officer and principal financial officer of the Trust as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached hereto as EX-99.CERT.

(a)(3) Not applicable.

(b) The certifications required by Rule 30a-2(b) under the Investment Company Act of 1940 are attached hereto as EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): American Beacon Funds

By	/s/ Gene L. Needles, Jr.
Gene L. Needles, Jr.
President
American Beacon Funds Date: July 9, 2014

By	/s/ Melinda G. Heika
Melinda G. Heika
Treasurer
American Beacon Funds Date: July 9, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Gene L. Needles, Jr.
Gene L. Needles, Jr.
President
American Beacon Funds Date: July 9, 2014

By	/s/ Melinda G. Heika
Melinda G. Heika
Treasurer
American Beacon Funds Date: July 9, 2014